UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (26.0%)
BHP Billiton Ltd.	3,628,091	120,517
Commonwealth Bank of Australia	1,779,210	107,118
Westpac Banking Corp.	3,436,413	83,351
Australia & New Zealand Banking Group Ltd.	3,014,901	74,135
National Australia Bank Ltd.	2,519,005	65,727
Woolworths Ltd.	1,380,306	41,358
Wesfarmers Ltd.	1,132,241	38,642
Rio Tinto Ltd.	489,899	27,129
CSL Ltd.	583,894	26,112
Westfield Group	2,470,859	25,845
Woodside Petroleum Ltd.	724,567	25,554
Telstra Corp. Ltd.	4,905,671	20,603
Newcrest Mining Ltd.	809,725	19,802
QBE Insurance Group Ltd.	1,303,953	19,139
Origin Energy Ltd.	1,223,523	15,102
AMP Ltd.	3,208,672	13,446
Suncorp Group Ltd.	1,446,610	12,831
Santos Ltd.	1,063,937	11,939
Brambles Ltd.	1,752,401	11,441
Amcor Ltd.	1,359,241	10,731
Orica Ltd.	411,153	10,692
Westfield Retail Trust	3,268,913	10,445
AGL Energy Ltd.	608,854	10,022
Macquarie Group Ltd.	373,025	9,706
Transurban Group	1,478,422	9,497
Coca-Cola Amatil Ltd.	642,184	9,379
Insurance Australia Group Ltd.	2,335,007	9,208
Stockland	2,603,216	9,122
Goodman Group	1,743,320	6,856
^ Fortescue Metals Group Ltd.	1,578,937	6,778
ASX Ltd.	196,393	6,421
QR National Ltd.	1,915,306	6,414
WorleyParsons Ltd.	231,995	6,327
Incitec Pivot Ltd.	1,838,560	5,961
GPT Group	1,635,866	5,885
Sonic Healthcare Ltd.	418,521	5,551
Mirvac Group	3,854,037	5,524
Dexus Property Group	5,196,236	5,384
Lend Lease Group	608,633	5,148
Asciano Ltd.	1,094,129	4,964
Iluka Resources Ltd.	471,653	4,658
CFS Retail Property Trust Group	2,224,992	4,618
Tatts Group Ltd.	1,500,719	4,567
Cochlear Ltd.	64,146	4,428
James Hardie Industries SE	487,685	4,260
Computershare Ltd.	501,278	4,021
Crown Ltd.	448,212	3,965
Bendigo and Adelaide Bank Ltd.	437,804	3,756
^ APA Group	730,094	3,748

	Campbell Brothers Ltd.	75,525	3,696
	Ramsay Health Care Ltd.	147,470	3,669
	Echo Entertainment Group Ltd.	832,939	3,651
	Metcash Ltd.	967,776	3,462
	Toll Holdings Ltd.	768,816	3,230
	Centro Retail Australia	1,423,036	3,060
	Leighton Holdings Ltd.	169,446	3,027
^	Boral Ltd.	832,901	2,927
	OZ Minerals Ltd.	353,992	2,791
	TABCORP Holdings Ltd.	807,460	2,748
	Caltex Australia Ltd.	152,110	2,252
	SP AusNet	1,886,120	2,084
	Whitehaven Coal Ltd.	513,578	1,966
	Alumina Ltd.	2,761,331	1,944
^,* Lynas Corp. Ltd.		1,934,414	1,614
*	Qantas Airways Ltd.	1,267,540	1,510
	Sydney Airport	421,834	1,392
^	Fairfax Media Ltd.	2,487,353	1,363
	Newcrest Mining Ltd. ADR	51,388	1,262
^	Harvey Norman Holdings Ltd.	590,352	1,236
	Sims Metal Management Ltd. ADR	123,613	1,078
	Sims Metal Management Ltd.	63,530	550
*	BGP Holdings PLC	15,642,708	—
			1,008,339
China (0.0%)
	MGM China Holdings Ltd.	1,056,800	1,461

Hong Kong (8.5%)
2	AIA Group Ltd.	11,517,497	40,240
	Sun Hung Kai Properties Ltd.	1,767,118	21,950
	Hutchison Whampoa Ltd.	2,396,531	21,483
	Cheung Kong Holdings Ltd.	1,564,936	20,475
	CLP Holdings Ltd.	2,032,650	17,539
	Hong Kong Exchanges and Clearing Ltd.	1,155,644	15,419
	Hong Kong & China Gas Co. Ltd.	5,873,951	13,590
	BOC Hong Kong Holdings Ltd.	4,168,546	12,750
	Li & Fung Ltd.	6,411,259	12,593
	Power Assets Holdings Ltd.	1,559,816	12,241
	Hang Seng Bank Ltd.	861,441	11,951
	Link REIT	2,548,243	11,148
	Wharf Holdings Ltd.	1,701,297	9,797
	Swire Pacific Ltd. Class A	765,125	9,156
	Hang Lung Properties Ltd.	2,522,317	8,912
	Sands China Ltd.	2,724,328	7,991
	Hang Lung Group Ltd.	983,222	6,347
	Henderson Land Development Co. Ltd.	1,065,662	6,176
	MTR Corp. Ltd.	1,632,417	5,688
	Sino Land Co. Ltd.	3,306,300	5,618
^	Bank of East Asia Ltd.	1,513,076	5,255
	New World Development Co. Ltd.	4,124,568	5,245
	Wheelock & Co. Ltd.	1,022,486	3,996
^,*,
	2 Galaxy Entertainment Group Ltd.	1,649,949	3,948
	SJM Holdings Ltd.	2,185,668	3,881
	Wynn Macau Ltd.	1,760,840	3,731
	Kerry Properties Ltd.	804,258	3,677
	Shangri-La Asia Ltd.	1,752,096	3,441

Cheung Kong Infrastructure Holdings Ltd.	539,215	3,267
Hysan Development Co. Ltd.	716,603	3,017
^ ASM Pacific Technology Ltd.	224,728	2,875
First Pacific Co. Ltd.	2,357,843	2,636
Yue Yuen Industrial Holdings Ltd.	826,019	2,494
NWS Holdings Ltd.	1,545,411	2,352
Cathay Pacific Airways Ltd.	1,330,548	2,195
Wing Hang Bank Ltd.	202,385	1,852
Hopewell Holdings Ltd.	631,624	1,836
PCCW Ltd.	4,530,143	1,775
Orient Overseas International Ltd.	242,324	1,374
Lifestyle International Holdings Ltd.	561,658	1,285
* Foxconn International Holdings Ltd.	2,459,492	732
		331,928
Japan (58.8%)
Toyota Motor Corp.	3,103,771	118,678
Mitsubishi UFJ Financial Group Inc.	14,333,726	69,505
Honda Motor Co. Ltd.	1,834,427	58,317
Sumitomo Mitsui Financial Group Inc.	1,511,559	47,601
Canon Inc.	1,275,542	42,594
Mizuho Financial Group Inc.	25,678,681	42,292
Takeda Pharmaceutical Co. Ltd.	888,548	40,811
Softbank Corp.	997,015	38,040
FANUC Corp.	215,654	33,294
Japan Tobacco Inc.	1,012,300	31,801
Mitsubishi Corp.	1,580,718	31,280
Hitachi Ltd.	5,083,813	29,971
Mitsui & Co. Ltd.	1,953,945	28,853
NTT DOCOMO Inc.	17,180	28,718
Seven & I Holdings Co. Ltd.	847,214	26,813
Nissan Motor Co. Ltd.	2,795,362	26,283
Mitsubishi Estate Co. Ltd.	1,407,914	25,217
East Japan Railway Co.	382,312	24,455
Astellas Pharma Inc.	499,751	23,741
Shin-Etsu Chemical Co. Ltd.	461,457	23,294
Komatsu Ltd.	1,049,809	23,289
Nippon Telegraph & Telephone Corp.	490,817	22,783
KDDI Corp.	3,031	20,869
Tokio Marine Holdings Inc.	815,590	18,687
Mitsui Fudosan Co. Ltd.	941,580	18,142
Sumitomo Corp.	1,267,838	17,761
ITOCHU Corp.	1,696,000	17,557
Denso Corp.	547,686	17,449
Mitsubishi Electric Corp.	2,176,954	17,251
Panasonic Corp.	2,486,817	17,212
Bridgestone Corp.	732,750	16,505
Kao Corp.	592,718	16,019
Toshiba Corp.	4,534,424	15,018
Nomura Holdings Inc.	4,090,508	14,323
Tokyo Gas Co. Ltd.	2,772,298	14,290
Central Japan Railway Co.	1,695	14,004
Mitsubishi Heavy Industries Ltd.	3,420,432	13,811
Sony Corp.	1,131,644	13,761
Inpex Corp.	2,471	13,730
Kyocera Corp.	172,378	13,639
Nintendo Co. Ltd.	119,698	13,315
Keyence Corp.	51,318	12,781

Eisai Co. Ltd.	283,968	12,567
Daiichi Sankyo Co. Ltd.	758,691	12,486
Otsuka Holdings Co. Ltd.	408,479	12,438
Marubeni Corp.	1,860,356	12,409
Fast Retailing Co. Ltd.	59,720	12,265
JX Holdings Inc.	2,529,923	12,161
Kubota Corp.	1,230,895	11,637
Nippon Steel Corp.	5,750,369	11,474
Murata Manufacturing Co. Ltd.	228,319	11,367
ORIX Corp.	117,977	11,153
Kirin Holdings Co. Ltd.	978,616	11,100
Secom Co. Ltd.	236,503	10,942
Hoya Corp.	490,102	10,871
Nikon Corp.	384,030	10,605
Toray Industries Inc.	1,653,857	10,354
Ajinomoto Co. Inc.	726,706	10,294
SMC Corp./Japan	60,600	10,180
Dai-ichi Life Insurance Co. Ltd.	9,575	10,037
Sumitomo Mitsui Trust Holdings Inc.	3,509,819	10,025
Sumitomo Electric Industries Ltd.	849,921	9,995
Sumitomo Realty & Development Co. Ltd.	401,292	9,986
Asahi Group Holdings Ltd.	435,921	9,785
Nidec Corp.	122,214	9,623
FUJIFILM Holdings Corp.	521,772	9,319
MS&AD Insurance Group Holdings	570,636	9,229
Tokyo Electron Ltd.	192,713	8,949
Osaka Gas Co. Ltd.	2,114,548	8,664
Resona Holdings Inc.	2,118,143	8,624
Fujitsu Ltd.	2,100,981	8,242
West Japan Railway Co.	190,937	8,235
Rakuten Inc.	818,700	8,145
Daiwa House Industry Co. Ltd.	572,805	8,138
Aeon Co. Ltd.	673,295	8,107
NKSJ Holdings Inc.	421,126	8,027
Nitto Denko Corp.	185,366	7,964
Daito Trust Construction Co. Ltd.	81,658	7,847
Chubu Electric Power Co. Inc.	725,772	7,742
Suzuki Motor Corp.	411,268	7,514
Asahi Kasei Corp.	1,415,836	7,504
^ Kintetsu Corp.	1,824,927	7,242
Odakyu Electric Railway Co. Ltd.	703,362	7,213
Daikin Industries Ltd.	263,012	7,145
JGC Corp.	233,221	7,128
Unicharm Corp.	128,241	7,065
Oriental Land Co. Ltd.	56,218	6,994
Terumo Corp.	170,450	6,962
Daiwa Securities Group Inc.	1,864,984	6,951
Hankyu Hanshin Holdings Inc.	1,289,000	6,904
Yamato Holdings Co. Ltd.	420,161	6,879
JFE Holdings Inc.	519,607	6,811
Isuzu Motors Ltd.	1,332,996	6,796
Nippon Building Fund Inc.	691	6,705
Asahi Glass Co. Ltd.	1,136,115	6,670
T&D Holdings Inc.	651,061	6,618
Aisin Seiki Co. Ltd.	216,029	6,567
Mitsubishi Chemical Holdings Corp.	1,525,879	6,439
Kansai Electric Power Co. Inc.	845,914	6,346

Sumitomo Metal Mining Co. Ltd.	588,149	6,282
LIXIL Group Corp.	298,732	6,243
Bank of Yokohama Ltd.	1,373,462	6,220
Tobu Railway Co. Ltd.	1,151,206	6,220
Shizuoka Bank Ltd.	615,859	6,198
Tokyu Corp.	1,275,409	6,115
Yahoo Japan Corp.	16,359	5,947
Ono Pharmaceutical Co. Ltd.	92,933	5,866
Shiseido Co. Ltd.	406,353	5,816
Sekisui House Ltd.	607,235	5,803
Japan Real Estate Investment Corp.	614	5,795
Sumitomo Metal Industries Ltd.	3,773,366	5,531
Shimano Inc.	83,198	5,525
Dentsu Inc.	204,098	5,418
^ TDK Corp.	137,987	5,234
Yamada Denki Co. Ltd.	97,414	5,049
Chiba Bank Ltd.	855,311	4,982
Keikyu Corp.	527,531	4,922
Fuji Heavy Industries Ltd.	662,212	4,909
^ Ricoh Co. Ltd.	715,082	4,889
Chugai Pharmaceutical Co. Ltd.	252,857	4,863
Toyota Industries Corp.	182,720	4,861
Lawson Inc.	67,595	4,855
Keio Corp.	653,808	4,801
Dai Nippon Printing Co. Ltd.	628,513	4,777
Shionogi & Co. Ltd.	335,273	4,776
Sega Sammy Holdings Inc.	224,091	4,775
Sumitomo Chemical Co. Ltd.	1,667,276	4,619
* Olympus Corp.	243,651	4,563
Kuraray Co. Ltd.	387,913	4,540
Omron Corp.	227,710	4,534
Toyota Tsusho Corp.	237,848	4,398
NTT Data Corp.	1,423	4,298
Chugoku Electric Power Co. Inc.	335,113	4,271
Makita Corp.	126,627	4,231
Yakult Honsha Co. Ltd.	108,515	4,195
Isetan Mitsukoshi Holdings Ltd.	397,680	4,187
* Mitsubishi Motors Corp.	4,364,212	4,161
Sekisui Chemical Co. Ltd.	486,445	4,133
Nippon Yusen KK	1,828,083	4,045
Credit Saison Co. Ltd.	176,875	4,011
Nippon Express Co. Ltd.	960,925	3,913
* NEC Corp.	2,934,284	3,909
Rohm Co. Ltd.	108,333	3,888
Toppan Printing Co. Ltd.	626,590	3,882
^ Sharp Corp.	1,129,867	3,865
Mitsubishi Tanabe Pharma Corp.	252,936	3,860
Kawasaki Heavy Industries Ltd.	1,602,357	3,805
Konica Minolta Holdings Inc.	537,753	3,792
Kyushu Electric Power Co. Inc.	482,668	3,770
Mitsui OSK Lines Ltd.	1,217,811	3,675
Daihatsu Motor Co. Ltd.	216,557	3,619
Nitori Holdings Co. Ltd.	38,691	3,618
Benesse Holdings Inc.	76,047	3,589
Japan Retail Fund Investment Corp.	2,116	3,539
JSR Corp.	200,543	3,530
Sysmex Corp.	80,992	3,528

Santen Pharmaceutical Co. Ltd.	82,920	3,528
* Mazda Motor Corp.	2,931,959	3,516
Hisamitsu Pharmaceutical Co. Inc.	69,840	3,515
NGK Insulators Ltd.	305,541	3,507
Trend Micro Inc.	118,058	3,500
Mitsubishi Materials Corp.	1,255,508	3,461
Obayashi Corp.	733,575	3,330
* Tohoku Electric Power Co. Inc.	509,942	3,290
Joyo Bank Ltd.	732,338	3,263
Kyowa Hakko Kirin Co. Ltd.	292,386	3,252
Taisho Pharmaceutical Holdings Co. Ltd.	40,623	3,241
Hirose Electric Co. Ltd.	33,841	3,229
Taisei Corp.	1,154,863	3,175
IHI Corp.	1,487,720	3,166
Fukuoka Financial Group Inc.	868,041	3,165
Sony Financial Holdings Inc.	196,024	3,127
MEIJI Holdings Co. Ltd.	68,415	3,124
FamilyMart Co. Ltd.	65,665	3,107
Electric Power Development Co. Ltd.	130,479	3,069
Teijin Ltd.	1,048,175	3,066
NSK Ltd.	496,736	3,001
OJI Paper Co. Ltd.	892,521	2,972
Shikoku Electric Power Co. Inc.	191,744	2,956
^ All Nippon Airways Co. Ltd.	1,279,143	2,955
Shimamura Co. Ltd.	25,053	2,908
Showa Denko KK	1,592,499	2,869
Namco Bandai Holdings Inc.	199,554	2,866
Suzuken Co. Ltd.	79,548	2,851
Kurita Water Industries Ltd.	126,478	2,845
Hamamatsu Photonics KK	79,722	2,786
Keisei Electric Railway Co. Ltd.	308,404	2,784
Toho Gas Co. Ltd.	461,518	2,775
Taiheiyo Cement Corp.	1,262,000	2,774
* Tokyo Electric Power Co. Inc.	1,640,784	2,728
Sankyo Co. Ltd.	54,817	2,717
Kajima Corp.	949,362	2,715
J Front Retailing Co. Ltd.	543,380	2,692
Yamaha Motor Co. Ltd.	316,547	2,674
Bank of Kyoto Ltd.	364,363	2,665
Miraca Holdings Inc.	62,585	2,660
USS Co. Ltd.	24,536	2,640
TonenGeneral Sekiyu KK	320,713	2,624
Kobe Steel Ltd.	2,800,957	2,619
Mitsubishi UFJ Lease & Finance Co. Ltd.	65,600	2,618
^ Dena Co. Ltd.	119,651	2,592
Kansai Paint Co. Ltd.	243,442	2,541
Nissin Foods Holdings Co. Ltd.	66,347	2,535
Nisshin Seifun Group Inc.	212,764	2,534
Alfresa Holdings Corp.	47,158	2,507
Mitsubishi Gas Chemical Co. Inc.	436,921	2,505
* Nexon Co. Ltd.	122,400	2,505
Nippon Meat Packers Inc.	191,466	2,502
Sumitomo Heavy Industries Ltd.	623,153	2,497
Hachijuni Bank Ltd.	469,828	2,493
Chugoku Bank Ltd.	195,109	2,484
Nabtesco Corp.	113,465	2,476
Ube Industries Ltd.	1,127,936	2,459

Brother Industries Ltd.	262,559	2,425
THK Co. Ltd.	136,232	2,409
Tokyu Land Corp.	476,127	2,401
Toyo Suisan Kaisha Ltd.	99,996	2,401
Stanley Electric Co. Ltd.	163,141	2,398
Konami Corp.	112,249	2,392
MediPal Holdings Corp.	165,084	2,375
Kikkoman Corp.	187,642	2,355
NGK Spark Plug Co. Ltd.	203,081	2,351
Nomura Research Institute Ltd.	113,784	2,350
Rinnai Corp.	36,254	2,334
Jupiter Telecommunications Co. Ltd.	2,329	2,324
Yokogawa Electric Corp.	226,096	2,316
TOTO Ltd.	311,078	2,305
Toho Co. Ltd.	127,833	2,290
Chiyoda Corp.	176,123	2,287
Sumitomo Rubber Industries Ltd.	190,190	2,281
NOK Corp.	117,156	2,240
Iyo Bank Ltd.	288,498	2,222
Ibiden Co. Ltd.	136,683	2,215
Nippon Electric Glass Co. Ltd.	419,752	2,210
Sojitz Corp.	1,419,918	2,201
Shimadzu Corp.	268,596	2,191
JTEKT Corp.	248,366	2,180
McDonald's Holdings Co. Japan Ltd.	75,322	2,177
Mitsui Chemicals Inc.	971,190	2,177
Takashimaya Co. Ltd.	298,494	2,175
Suruga Bank Ltd.	205,396	2,169
^ Hitachi Construction Machinery Co. Ltd.	121,232	2,167
^ Japan Prime Realty Investment Corp.	826	2,147
Advantest Corp.	168,287	2,136
Amada Co. Ltd.	405,393	2,132
Kamigumi Co. Ltd.	265,148	2,126
Shimizu Corp.	670,504	2,088
Gunma Bank Ltd.	428,081	2,081
Idemitsu Kosan Co. Ltd.	24,798	2,077
Hino Motors Ltd.	294,209	2,033
Hitachi Metals Ltd.	184,407	2,018
Yamaguchi Financial Group Inc.	237,864	2,004
Nomura Real Estate Holdings Inc.	108,178	1,998
Dainippon Sumitomo Pharma Co. Ltd.	180,138	1,989
Air Water Inc.	165,281	1,988
Toyo Seikan Kaisha Ltd.	168,873	1,983
Daicel Corp.	330,473	1,978
Asics Corp.	168,932	1,977
Hokuriku Electric Power Co.	190,934	1,942
Aeon Mall Co. Ltd.	80,614	1,928
Tsumura & Co.	68,272	1,920
Oracle Corp. Japan	42,868	1,919
Shinsei Bank Ltd.	1,702,373	1,918
Japan Steel Works Ltd.	351,865	1,914
Hokkaido Electric Power Co. Inc.	206,793	1,900
NHK Spring Co. Ltd.	180,196	1,888
Marui Group Co. Ltd.	250,342	1,830
Daido Steel Co. Ltd.	320,087	1,806
Hitachi Chemical Co. Ltd.	118,166	1,795
Nomura Real Estate Office Fund Inc. Class A	310	1,783

	Denki Kagaku Kogyo KK	533,966	1,758
	Yaskawa Electric Corp.	244,655	1,753
^	Sanrio Co. Ltd.	50,150	1,729
	SBI Holdings Inc.	25,423	1,717
	Hitachi High-Technologies Corp.	68,780	1,712
	Yamazaki Baking Co. Ltd.	122,435	1,707
	Yamaha Corp.	177,439	1,706
	Hakuhodo DY Holdings Inc.	25,835	1,701
	Nishi-Nippon City Bank Ltd.	765,839	1,674
^	Gree Inc.	105,679	1,673
^	Aeon Credit Service Co. Ltd.	87,670	1,671
^	Casio Computer Co. Ltd.	251,272	1,652
	Citizen Holdings Co. Ltd.	297,048	1,641
	Kaneka Corp.	318,995	1,641
^	GS Yuasa Corp.	389,999	1,545
	Otsuka Corp.	17,542	1,541
^,* Kawasaki Kisen Kaisha Ltd.		1,005,235	1,522
	Taiyo Nippon Sanso Corp.	268,728	1,504
	Seven Bank Ltd.	596,140	1,487
	Toyoda Gosei Co. Ltd.	72,703	1,486
	Ushio Inc.	116,784	1,472
	Aozora Bank Ltd.	641,231	1,469
	Furukawa Electric Co. Ltd.	708,600	1,469
	Mitsubishi Logistics Corp.	138,831	1,466
	Itochu Techno-Solutions Corp.	28,266	1,462
	Tosoh Corp.	583,233	1,433
^	Nippon Paper Group Inc.	111,048	1,405
	Hulic Co. Ltd.	266,900	1,397
	Koito Manufacturing Co. Ltd.	110,455	1,395
	Fuji Electric Co. Ltd.	627,783	1,384
	NTN Corp.	508,217	1,363
	Yamato Kogyo Co. Ltd.	47,617	1,342
	Cosmo Oil Co. Ltd.	613,046	1,337
^	Seiko Epson Corp.	149,251	1,188
	Japan Petroleum Exploration Co.	31,579	1,184
	ABC-Mart Inc.	29,087	1,172
	Coca-Cola West Co. Ltd.	67,824	1,161
	Showa Shell Sekiyu KK	213,122	1,156
	Square Enix Holdings Co. Ltd.	70,115	1,082
	Mabuchi Motor Co. Ltd.	26,901	1,043
	NTT Urban Development Corp.	1,273	1,026
*	Sumco Corp.	133,801	1,015
	Maruichi Steel Tube Ltd.	51,914	1,008
	Kinden Corp.	148,431	998
	Nisshin Steel Co. Ltd.	763,910	841
	Toyota Boshoku Corp.	74,809	838
			2,281,330
New Zealand (0.4%)
	Telecom Corp. of New Zealand Ltd.	2,153,591	4,618
	Fletcher Building Ltd.	770,260	3,797
	Auckland International Airport Ltd.	1,053,036	2,119
	SKYCITY Entertainment Group Ltd.	648,683	1,866
	Contact Energy Ltd.	398,617	1,613
			14,013
Singapore (5.6%)
	Singapore Telecommunications Ltd.	8,978,109	25,763

	DBS Group Holdings Ltd.			2,044,779	24,123
	United Overseas Bank Ltd.			1,433,267	22,960
	Oversea-Chinese Banking Corp. Ltd.			2,906,594	22,230
	Keppel Corp. Ltd.			1,604,358	14,359
	Genting Singapore plc			6,850,033	7,150
	CapitaLand Ltd.			2,880,558	6,903
	Fraser and Neave Ltd.			1,034,574	6,789
	Singapore Press Holdings Ltd.			1,803,417	5,947
	Wilmar International Ltd.			2,147,303	5,561
	City Developments Ltd.			562,713	5,270
	Singapore Airlines Ltd.			607,226	5,155
	Singapore Exchange Ltd.			960,260	5,140
	SembCorp Industries Ltd.			1,110,820	4,705
	Golden Agri-Resources Ltd.			7,756,698	4,594
	Singapore Technologies Engineering Ltd.			1,714,055	4,536
	Jardine Cycle & Carriage Ltd.			120,621	4,513
	Hutchison Port Holdings Trust			5,889,639	4,466
	Global Logistic Properties Ltd.			2,315,673	4,165
	CapitaMall Trust			2,612,112	4,105
	Ascendas REIT			2,136,894	3,889
	Noble Group Ltd.			4,340,304	3,723
	SembCorp Marine Ltd.			940,666	3,660
	ComfortDelGro Corp. Ltd.			2,109,980	2,844
^	Olam International Ltd.			1,771,181	2,611
	Keppel Land Ltd.			845,737	2,323
	UOL Group Ltd.			514,717	2,136
	StarHub Ltd.			672,567	2,069
	CapitaMalls Asia Ltd.			1,510,335	1,969
	Yangzijiang Shipbuilding Holdings Ltd.			2,175,210	1,726
^,* Neptune Orient Lines Ltd.				999,571	918
^	Cosco Corp. Singapore Ltd.			1,143,305	885
					217,187
Total Common Stocks (Cost $5,352,629)					3,854,258
		Coupon
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.5%)
[3,4] Vanguard Market Liquidity Fund		0.155%		97,394,255	97,394

			Maturity
			Date
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Note/Bond	1.375%	9/15/12	1,000	1,002
5	United States Treasury Note/Bond	3.875%	10/31/12	1,000	1,009
					2,011
Total Temporary Cash Investments (Cost $99,405)					99,405
Total Investments (101.9%) (Cost $5,452,034)					3,953,663
Other Assets and Liabilities-Net (-1.9%)[4]					(72,820)
Net Assets (100%)					3,880,843

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $68,964,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.8%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate value of these securities was $44,188,000, representing 1.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $72,751,000 of collateral received for securities on loan.
5 Securities with a value of $1,405,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,340	3,851,918	—

Pacific Stock Index Fund

Temporary Cash Investments	97,394	2,011	—
Futures Contracts— Assets [1]	151	—	—
Forward Currency Contracts—Assets	—	764	—
Total	99,885	3,854,693	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	September 2012	203	19,078	576
S&P ASX 200 Index	September 2012	92	10,231	334

Pacific Stock Index Fund

At July 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	9/18/12	JPY	1,561,070 USD	19,999	413
UBS AG	9/25/12	AUD	9,429 USD	9,871	351

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2012, the cost of investment securities for tax purposes was $5,453,827,000. Net unrealized depreciation of investment securities for tax purposes was $1,500,164,000, consisting of unrealized gains of $216,931,000 on securities that had risen in value since their purchase and $1,717,095,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Austria (0.4%)
OMV AG	155,521	4,880
Andritz AG	76,792	4,198
* Erste Group Bank AG	221,398	4,000
IMMOFINANZ AG	1,029,204	3,365
Telekom Austria AG	362,181	3,294
Voestalpine AG	116,688	3,169
Raiffeisen Bank International AG	50,473	1,661
Vienna Insurance Group AG Wiener Versicherung Gruppe	39,276	1,528
Verbund AG	73,156	1,399
		27,494
Belgium (1.7%)
Anheuser-Busch InBev NV	849,141	67,187
Solvay SA Class A	62,568	6,496
UCB SA	116,346	5,821
Groupe Bruxelles Lambert SA	84,197	5,500
Umicore SA	117,741	5,210
Ageas	2,495,060	4,949
Belgacom SA	155,493	4,474
Delhaize Group SA	107,190	3,833
Colruyt SA	81,598	3,700
KBC Groep NV	176,392	3,684
Telenet Group Holding NV	58,360	2,570
Mobistar SA	33,543	1,034
		114,458
Denmark (1.9%)
Novo Nordisk A/S Class B	431,158	66,479
* Danske Bank A/S	695,064	10,303
AP Moeller - Maersk A/S Class B	1,403	9,707
Carlsberg A/S Class B	112,852	9,122
Novozymes A/S	258,044	6,344
Coloplast A/S Class B	24,461	4,632
DSV A/S	205,682	4,408
AP Moeller - Maersk A/S Class A	565	3,715
TDC A/S	509,393	3,454
* William Demant Holding A/S	25,727	2,427
Tryg A/S	25,061	1,421
		122,012
Finland (1.1%)
Sampo Oyj	447,806	11,860
Kone Oyj Class B	163,808	10,145
Nokia Oyj	3,915,847	9,399
Fortum Oyj	467,967	7,828
UPM-Kymmene Oyj	555,636	5,935
Wartsila OYJ Abp	175,477	5,254
Metso Oyj	135,483	4,924
Nokian Renkaat Oyj	115,464	4,598
^ Stora Enso Oyj	619,302	3,526
Elisa Oyj	152,231	3,162

Orion Oyj Class B	97,368	1,941
Kesko Oyj Class B	69,051	1,783
Pohjola Bank plc Class A	141,152	1,636
Neste Oil Oyj	129,881	1,370
		73,361
France (14.1%)
Sanofi	1,275,251	104,045
Total SA	2,245,337	103,457
LVMH Moet Hennessy Louis Vuitton SA	268,384	40,373
BNP Paribas SA	1,022,247	37,762
Danone SA	612,049	37,203
Air Liquide SA	329,732	36,876
Schneider Electric SA	550,413	31,034
L'Oreal SA	254,926	30,566
GDF Suez	1,307,324	29,173
France Telecom SA	1,954,412	26,172
Vivendi SA	1,363,624	25,862
Pernod-Ricard SA	224,473	24,123
AXA SA	1,866,167	22,674
Vinci SA	478,674	20,271
Cie Generale d'Optique Essilor International SA	213,776	18,608
Unibail-Rodamco SE	96,977	18,595
* Societe Generale SA	737,525	16,234
ArcelorMittal	985,140	15,683
European Aeronautic Defence and Space Co. NV	435,890	15,641
Cie Generale des Etablissements Michelin	191,985	13,045
Cie de St-Gobain	423,151	12,742
PPR	80,510	12,038
Carrefour SA	613,766	10,983
Technip SA	104,036	10,921
Lafarge SA	196,166	8,993
Renault SA	202,248	8,821
Safran SA	241,490	8,172
Legrand SA	246,660	7,902
Christian Dior SA	56,787	7,842
Publicis Groupe SA	155,215	7,641
Sodexo	99,630	7,516
Alstom SA	218,653	7,246
SES SA	300,305	7,219
Gemalto NV	83,877	6,409
Dassault Systemes SA	63,855	6,298
Cap Gemini SA	159,375	5,816
Accor SA	160,715	5,333
Electricite de France SA	252,552	5,232
Bureau Veritas SA	59,012	5,209
Bouygues SA	199,843	5,033
Casino Guichard Perrachon SA	58,758	4,928
Arkema SA	65,156	4,796
Vallourec SA	113,111	4,683
Edenred	176,771	4,658
* Credit Agricole SA	1,028,305	4,395
* Cie Generale de Geophysique - Veritas	152,098	4,354
SCOR SE	183,141	4,340
Groupe Eurotunnel SA	600,431	4,265
Eutelsat Communications SA	137,872	4,163
Veolia Environnement SA	350,575	3,967
STMicroelectronics NV	675,824	3,626

Zodiac Aerospace	35,758	3,487
Lagardere SCA	128,097	3,455
AtoS	60,317	3,387
Suez Environnement Co.	308,360	3,385
Iliad SA	23,767	3,273
Klepierre	98,070	3,190
Societe BIC SA	29,658	3,006
Thales SA	95,638	2,991
Remy Cointreau SA	22,958	2,709
* Alcatel-Lucent	2,444,815	2,698
Natixis	1,011,076	2,520
Wendel SA	34,669	2,476
Aeroports de Paris	31,180	2,416
Gecina SA	24,079	2,204
ICADE	25,488	1,949
Rexel SA	113,282	1,893
Fonciere Des Regions	26,010	1,877
* Peugeot SA	240,927	1,869
Imerys SA	34,985	1,761
CNP Assurances	153,170	1,614
JCDecaux SA	67,936	1,372
Eurazeo	28,781	1,144
		927,614
Germany (12.6%)
Siemens AG	869,831	73,709
BASF SE	970,852	70,877
Bayer AG	875,388	66,488
SAP AG	972,377	61,710
Allianz SE	481,905	47,809
Daimler AG	922,820	45,980
E.ON AG	1,903,162	40,503
Deutsche Telekom AG	2,964,291	33,414
Deutsche Bank AG	983,013	29,845
Linde AG	195,046	29,009
Muenchener Rueckversicherungs AG	190,304	26,965
Bayerische Motoren Werke AG	351,576	26,166
Volkswagen AG Prior Pfd.	152,756	25,995
RWE AG	514,998	20,219
Adidas AG	221,286	16,597
Deutsche Post AG	897,930	16,121
Fresenius Medical Care AG & Co. KGaA	222,146	16,059
Fresenius SE & Co. KGaA	130,984	13,948
Henkel AG & Co. KGaA Prior Pfd.	189,443	13,600
Deutsche Boerse AG	203,949	10,146
K&S AG	180,540	8,907
Infineon Technologies AG	1,142,820	8,304
Porsche Automobil Holding SE Prior Pfd.	159,921	8,229
Henkel AG & Co. KGaA	137,480	8,122
Continental AG	83,197	7,522
ThyssenKrupp AG	409,212	7,502
Beiersdorf AG	108,103	7,159
Merck KGaA	68,519	6,891
HeidelbergCement AG	148,061	6,861
Lanxess AG	87,660	6,078
* Commerzbank AG	3,788,830	5,872
* Kabel Deutschland Holding AG	93,193	5,831
Brenntag AG	48,436	5,305

	Volkswagen AG	31,990	5,085
	GEA Group AG	188,786	5,081
*	QIAGEN NV	249,738	4,448
	MAN SE	43,804	4,097
	Hannover Rueckversicherung AG	64,078	3,829
	Metro AG	137,190	3,773
	Deutsche Lufthansa AG	244,113	3,068
	Bayerische Motoren Werke AG Prior Pfd.	53,714	2,673
	Hugo Boss AG	24,595	2,473
	Suedzucker AG	67,599	2,329
	Fraport AG Frankfurt Airport Services Worldwide	37,805	2,141
	ProSiebenSat.1 Media AG Prior Pfd.	92,879	1,944
	United Internet AG	102,314	1,808
	Axel Springer AG	40,058	1,788
	Daimler AG	35,677	1,777
	Celesio AG	95,011	1,728
*	Hochtief AG	35,871	1,702
	Salzgitter AG	44,953	1,634
	RWE AG Prior Pfd.	43,789	1,550
	Wacker Chemie AG	15,987	1,040
			831,711
Greece (0.1%)
*	Coca Cola Hellenic Bottling Co. SA	214,255	3,754
	OPAP SA	227,803	1,369
*	Hellenic Telecommunications Organization SA	1	—
*	National Bank of Greece SA	1	—
			5,123
Ireland (0.4%)
	CRH plc	759,829	13,912
	Kerry Group plc Class A	158,007	7,190
*	Elan Corp. plc	535,567	6,246
*	Ryanair Holdings plc ADR	28,679	845
	WPP plc ADR	12,113	770
*	Ryanair Holdings plc	51,063	249
*,^ Irish Bank Resolution Corp. Ltd.		2,503,596	—
			29,212
Italy (3.1%)
	Eni SPA	2,541,564	52,408
	Enel SPA	6,967,965	19,899
	Assicurazioni Generali SPA	1,231,988	15,432
*	UniCredit SPA	4,268,914	14,464
	Intesa Sanpaolo SPA (Registered)	10,623,012	13,428
	Saipem SPA	280,926	12,911
	Tenaris SA	497,618	9,650
	Fiat Industrial SPA	898,795	8,806
	Telecom Italia SPA (Registered)	9,801,074	7,978
	Snam SPA	1,683,485	6,767
	Atlantia SPA	352,170	4,623
*	Fiat SPA	936,276	4,588
	Terna Rete Elettrica Nazionale SPA	1,374,651	4,588
	Telecom Italia SPA (Bearer)	6,280,859	4,373
	Luxottica Group SPA	125,979	4,319
	Prysmian SPA	225,060	3,605
	Pirelli & C. SPA	262,615	2,652
	Enel Green Power SPA	1,830,187	2,617
	Unione di Banche Italiane SCPA	889,648	2,577

*	Banco Popolare SC	1,887,943	2,198
	Mediobanca SPA	553,332	1,903
*	Finmeccanica SPA	419,519	1,533
*,^ Banca Monte dei Paschi di Siena SPA		6,589,324	1,456
	Exor SPA	65,385	1,444
	Mediaset SPA	716,343	1,249
	Intesa Sanpaolo SPA (Bearer)	1,144,549	1,144
	Autogrill SPA	116,973	944
			207,556
Netherlands (3.8%)
	Unilever NV	1,725,107	59,892
*	ING Groep NV	4,049,184	26,637
	ASML Holding NV	445,774	25,747
	Koninklijke Philips Electronics NV	1,069,701	23,525
	Koninklijke Ahold NV	1,114,557	13,567
	Akzo Nobel NV	247,286	13,347
	Heineken NV	245,558	13,304
	Koninklijke KPN NV	1,072,901	8,806
	Reed Elsevier NV	730,700	8,565
	Aegon NV	1,815,624	8,242
	Koninklijke DSM NV	162,508	7,999
*	DE Master Blenders 1753 NV	600,979	6,965
	Wolters Kluwer NV	326,500	5,424
	Heineken Holding NV	105,726	4,859
	Fugro NV	73,865	4,834
	Koninklijke Vopak NV	73,461	4,655
	Randstad Holding NV	124,577	3,774
	TNT Express NV	341,290	3,699
	Corio NV	66,479	2,937
	Koninklijke Boskalis Westminster NV	72,590	2,365
*	SBM Offshore NV	180,217	2,196
	Delta Lloyd NV	103,080	1,344
			252,683
Norway (1.5%)
	Statoil ASA	1,181,647	28,084
	Seadrill Ltd.	372,915	14,533
	Telenor ASA	765,508	12,944
	DNB ASA	1,039,010	10,908
	Yara International ASA	197,408	9,322
	Subsea 7 SA	292,107	6,105
	Orkla ASA	810,856	5,788
	Norsk Hydro ASA	1,023,083	4,155
	Gjensidige Forsikring ASA	205,931	2,520
	Aker Solutions ASA	167,981	2,461
			96,820
Portugal (0.2%)
	EDP - Energias de Portugal SA	2,055,087	4,685
	Jeronimo Martins SGPS SA	228,243	3,577
	Galp Energia SGPS SA	249,860	3,380
	Portugal Telecom SGPS SA	649,205	2,754
*	Banco Espirito Santo SA	2,311,425	1,421
			15,817
Spain (3.8%)
	Banco Santander SA	9,888,684	59,875
	Telefonica SA	4,345,853	49,296
	Banco Bilbao Vizcaya Argentaria SA	4,999,533	32,593

	Inditex SA	231,504	23,827
	Iberdrola SA	4,102,138	14,858
	Repsol SA	833,920	13,290
	Amadeus IT Holding SA	332,447	7,179
*	Grifols SA	152,657	4,745
	Abertis Infraestructuras SA	378,392	4,671
	Ferrovial SA	419,734	4,559
	Red Electrica Corp. SA	113,005	4,475
	Gas Natural SDG SA	362,065	4,458
^	Banco de Sabadell SA	2,257,029	4,298
	Enagas SA	189,681	3,285
	Distribuidora Internacional de Alimentacion SA	612,941	3,027
^	CaixaBank	854,896	2,793
*	International Consolidated Airlines Group SA	1,059,474	2,646
^	ACS Actividades de Construccion y Servicios SA	148,443	2,340
^	Banco Popular Espanol SA	1,138,851	2,137
	Zardoya Otis SA	160,672	1,788
	Mapfre SA	781,637	1,421
	Acciona SA	28,291	1,231
^	Acerinox SA	107,256	1,067
*,^ Bankia SA		752,075	736
			250,595
Sweden (5.1%)
	Hennes & Mauritz AB Class B	1,004,309	37,075
	Telefonaktiebolaget LM Ericsson Class B	3,182,887	29,556
	Nordea Bank AB	2,778,696	25,875
	Volvo AB Class B	1,468,845	18,073
	Svenska Handelsbanken AB Class A	517,512	17,944
	Atlas Copco AB Class A	708,630	15,868
	TeliaSonera AB	2,283,305	15,091
	Swedbank AB Class A	866,940	15,068
	Sandvik AB	1,062,336	14,730
	Skandinaviska Enskilda Banken AB Class A	1,481,989	10,863
	Assa Abloy AB Class B	350,143	10,586
	Svenska Cellulosa AB Class B	614,467	10,435
	Investor AB Class B	486,111	10,119
	Swedish Match AB	225,381	9,485
	SKF AB	414,555	8,550
	Atlas Copco AB Class B	414,185	8,272
	Getinge AB	216,607	6,193
	Skanska AB Class B	407,633	6,145
	Alfa Laval AB	354,568	6,131
	Millicom International Cellular SA	66,147	5,980
	Scania AB Class B	339,041	5,829
	Electrolux AB Class B	252,058	5,701
	Tele2 AB	336,829	5,567
*	Lundin Petroleum AB	230,474	4,876
	Hexagon AB Class B	245,687	4,678
	Investment AB Kinnevik	224,445	4,620
	Elekta AB Class B	95,025	4,411
	Boliden AB	284,344	4,311
	Securitas AB Class B	334,467	2,714
	Modern Times Group AB Class B	47,447	2,171
	Husqvarna AB	425,031	2,167
	Ratos AB	205,482	2,126
	Industrivarden AB	119,194	1,599
	Holmen AB	53,964	1,446

SSAB AB Class A	176,061	1,442
		335,697
Switzerland (13.4%)
Nestle SA	3,488,533	214,322
Novartis AG	2,431,602	142,781
Roche Holding AG	742,794	131,531
UBS AG	3,846,152	40,462
ABB Ltd.	2,321,331	40,360
Zurich Insurance Group AG	155,832	34,586
Syngenta AG	100,139	34,146
Cie Financiere Richemont SA	551,487	31,204
Swiss Re AG	372,580	23,323
Credit Suisse Group AG	1,229,778	20,937
Transocean Ltd.	370,618	17,518
Holcim Ltd.	241,338	14,202
Swatch Group AG (Bearer)	32,675	12,954
SGS SA	5,747	11,481
Swisscom AG	24,524	9,811
Givaudan SA	8,989	8,736
Julius Baer Group Ltd.	219,139	7,828
Geberit AG	39,706	7,784
Kuehne & Nagel International AG	57,488	6,533
Schindler Holding AG	53,111	6,201
Adecco SA	137,531	6,029
Actelion Ltd.	120,718	5,505
Sonova Holding AG	52,526	4,958
Swiss Prime Site AG	51,134	4,280
Sika AG	2,265	4,225
Lindt & Spruengli AG Regular	108	3,865
Aryzta AG (Switzerland Shares)	70,387	3,494
Baloise Holding AG	50,945	3,362
Sulzer AG	25,488	3,287
Swiss Life Holding AG	33,930	3,237
Swatch Group AG (Registered)	44,703	3,114
Lindt & Spruengli AG	920	2,847
Partners Group Holding AG	13,641	2,488
Schindler Holding AG (Registered)	21,212	2,485
Lonza Group AG	52,979	2,389
GAM Holding AG	207,735	2,290
Banque Cantonale Vaudoise	3,566	1,818
Pargesa Holding SA	27,897	1,680
Barry Callebaut AG	1,849	1,669
Straumann Holding AG	8,977	1,205
Aryzta AG (Ireland Shares)	22,840	1,134
		882,061
United Kingdom (36.2%)
HSBC Holdings plc	19,032,286	158,999
Vodafone Group plc	52,691,873	150,802
BP plc	20,059,675	133,196
GlaxoSmithKline plc	5,335,958	122,780
British American Tobacco plc	2,083,145	110,646
Royal Dutch Shell plc Class B	2,812,918	98,953
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,266,588	77,200
Diageo plc	2,648,069	70,783
BG Group plc	3,591,531	70,701
Rio Tinto plc	1,422,610	65,515

BHP Billiton plc	2,231,090	65,057
AstraZeneca plc	1,350,201	63,058
Standard Chartered plc	2,519,520	57,678
Royal Dutch Shell plc Class A	1,610,724	54,738
Unilever plc	1,358,827	48,723
SABMiller plc	1,008,674	43,492
TESCO plc	8,503,540	42,340
Anglo American plc (London Shares)	1,401,422	41,531
Imperial Tobacco Group plc	1,057,884	41,051
National Grid plc	3,771,725	39,124
Reckitt Benckiser Group plc	696,454	38,220
Prudential plc	2,692,615	32,042
Barclays plc	12,239,575	31,877
Xstrata plc	2,198,727	29,056
BT Group plc	8,243,238	28,046
Centrica plc	5,471,930	27,160
Rolls-Royce Holdings plc	1,976,952	26,279
Compass Group plc	1,997,854	21,431
* Lloyds Banking Group plc	43,592,253	20,676
SSE plc	992,863	20,393
Tullow Oil plc	961,461	19,352
Shire plc	595,042	17,164
BAE Systems plc	3,420,217	16,507
Pearson plc	863,128	16,159
WPP plc	1,273,821	16,107
Experian plc	1,057,674	15,683
Aviva plc	3,069,771	14,057
British Sky Broadcasting Group plc	1,188,970	13,263
* Old Mutual plc	5,141,783	12,657
ARM Holdings plc	1,447,818	12,525
Legal & General Group plc	6,271,106	12,483
WM Morrison Supermarkets plc	2,521,608	10,948
Wolseley plc	302,503	10,880
Reed Elsevier plc	1,283,080	10,801
Kingfisher plc	2,511,312	10,474
Land Securities Group plc	821,076	10,142
Smith & Nephew plc	934,775	9,568
Standard Life plc	2,472,468	9,348
Burberry Group plc	460,495	9,018
Aggreko plc	280,924	8,967
Next plc	178,026	8,964
Marks & Spencer Group plc	1,693,137	8,834
Randgold Resources Ltd.	92,529	8,317
Capita plc	701,343	7,797
Johnson Matthey plc	225,892	7,701
United Utilities Group plc	718,198	7,681
British Land Co. plc	909,003	7,596
InterContinental Hotels Group plc	305,449	7,546
Glencore International plc	1,473,709	7,370
Associated British Foods plc	371,886	7,304
* Royal Bank of Scotland Group plc	2,174,623	7,289
Intertek Group plc	167,024	7,140
Antofagasta plc	418,783	6,998
Smiths Group plc	411,373	6,862
Severn Trent plc	253,876	6,857
J Sainsbury plc	1,323,760	6,695
Carnival plc	193,408	6,487

	Rexam plc			947,335	6,439
	Whitbread plc			191,515	6,398
	RSA Insurance Group plc			3,755,392	6,391
	Petrofac Ltd.			274,254	6,380
	Sage Group plc			1,403,569	6,312
	AMEC plc			359,260	6,269
	Bunzl plc			352,064	6,135
	G4S plc			1,497,269	5,816
	Weir Group plc			219,181	5,661
	Hammerson plc			757,050	5,478
	GKN plc			1,615,206	5,311
	Croda International plc			141,739	5,213
	Babcock International Group plc			372,900	5,007
	Tate & Lyle plc			483,377	4,993
	Meggitt plc			810,236	4,856
	Serco Group plc			530,056	4,777
	Resolution Ltd.			1,429,024	4,601
	ITV plc			3,852,534	4,546
	IMI plc			334,796	4,301
	Fresnillo plc			188,139	4,271
	Melrose plc			1,236,567	4,266
	Cobham plc			1,171,721	4,260
	Admiral Group plc			218,563	3,736
	Aberdeen Asset Management plc			898,683	3,633
	Inmarsat plc			471,102	3,623
	Investec plc			584,765	3,446
	3i Group plc			1,054,179	3,440
	Balfour Beatty plc			754,113	3,417
	Invensys plc			891,744	3,357
	ICAP plc			615,306	3,063
	Capital Shopping Centres Group plc			606,393	3,051
	Segro plc			787,089	2,909
	London Stock Exchange Group plc			181,345	2,749
	Man Group plc			1,975,140	2,460
	Kazakhmys plc			220,661	2,425
	Schroders plc (Voting Shares)			116,482	2,338
	Lonmin plc			175,942	1,917
	Vedanta Resources plc			121,258	1,844
	Eurasian Natural Resources Corp. plc			281,228	1,723
	TUI Travel plc			431,384	1,232
	Evraz plc			323,131	1,199
					2,384,331
Total Common Stocks (Cost $9,803,978)					6,556,545
		Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund		0.155%		45,532,661	45,533

U.S. Government and Agency Obligations (0.1%)
4	Fannie Mae Discount Notes	0.130%	8/15/12	800	800
4	Fannie Mae Discount Notes	0.105%	8/29/12	700	700
[4,5] Fannie Mae Discount Notes		0.130%	9/26/12	1,000	1,000
[5,6] Federal Home Loan Bank Discount Notes		0.135%	8/10/12	100	100
[5,6] Federal Home Loan Bank Discount Notes		0.130%	10/19/12	1,000	999
[4,5] Freddie Mac Discount Notes		0.150%	8/27/12	1,000	1,000

United States Treasury Note/Bond	4.250%	9/30/12	600	604
				5,203
Total Temporary Cash Investments (Cost $50,736)				50,736
Total Investments (100.2%) (Cost $9,854,714)				6,607,281
Other Assets and Liabilities-Net (-0.2%)[3]				(11,714)
Net Assets (100%)				6,595,567

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,922,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $10,698,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $2,869,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

European Stock Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,391	6,553,154	—
Temporary Cash Investments	45,533	5,203	—
Futures Contracts—Liabilities[1]	(220)	—	—
Forward Currency Contracts— Assets	—	114
Forward Currency Contracts— Liabilities	—	(270)	—
Total	48,704	6,558,201	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

European Stock Index Fund

At July 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2012	719	20,614	1,879
FTSE 100 Index	September 2012	190	16,689	648

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	9/26/12	GBP	10,235USD	16,036	114
UBS AG	9/26/12	EUR	15,213USD	18,748	(270)

GBP—British pound.
EUR—Euro.
USD—U.S. dollar.

At July 31, 2012, the counterparty had deposited in a segregated securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At July 31, 2012, the cost of investment securities for tax purposes was $9,855,818,000. Net unrealized depreciation of investment securities for tax purposes was $3,248,537,000, consisting of unrealized gains of $420,969,000 on securities that had risen in value since their purchase and $3,669,506,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Brazil (13.2%)
Itau Unibanco Holding SA ADR	32,664,234	516,422
Petroleo Brasileiro SA ADR Type A	26,481,418	503,941
Vale SA Class B ADR	28,343,452	502,529
Cia de Bebidas das Americas ADR	10,397,700	400,831
Banco Bradesco SA ADR	25,508,265	391,297
Petroleo Brasileiro SA ADR	19,304,940	378,956
Vale SA Class B ADR	18,372,040	331,615
Petroleo Brasileiro SA Prior Pfd.	28,882,557	274,844
Itausa - Investimentos Itau SA Prior Pfd.	49,882,085	234,172
BM&FBovespa SA	34,450,469	193,839
Vale SA Prior Pfd.	10,771,550	191,598
Petroleo Brasileiro SA	19,544,940	191,520
Itau Unibanco Holding SA Prior Pfd.	11,799,473	186,389
Banco Bradesco SA Prior Pfd.	11,718,900	179,684
Cia de Bebidas das Americas Prior Pfd.	4,360,123	167,983
Cielo SA	5,617,799	164,186
Ultrapar Participacoes SA	6,209,059	145,591
CCR SA	16,823,108	140,466
Vale SA	7,219,610	130,990
Cia Energetica de Minas Gerais ADR	6,640,375	126,234
Banco do Brasil SA	10,921,081	115,489
Redecard SA	6,423,298	103,597
Souza Cruz SA	7,281,567	103,154
BRF - Brasil Foods SA ADR	6,602,796	94,948
Gerdau SA ADR	10,365,963	94,330
BR Malls Participacoes SA	7,719,078	90,292
BRF - Brasil Foods SA	6,318,280	90,217
Banco Santander Brasil SA ADR	11,611,550	88,596
Natura Cosmeticos SA	3,287,165	85,869
^ Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,837,286	75,127
Cia de Saneamento Basico do Estado de Sao Paulo ADR	859,547	72,546
Lojas Renner SA	2,347,501	69,845
* OGX Petroleo e Gas Participacoes SA	24,734,692	68,922
Telefonica Brasil SA Prior Pfd.	2,935,563	68,547
Telefonica Brasil SA ADR	2,933,738	68,503
Bradespar SA Prior Pfd.	4,339,101	63,884
Metalurgica Gerdau SA Prior Pfd. Class A	5,220,376	59,434
Gerdau SA Prior Pfd.	6,371,545	57,833
Tractebel Energia SA	3,084,194	55,357
Cia Siderurgica Nacional SA ADR	10,537,005	54,582
Cia Energetica de Sao Paulo Prior Pfd.	2,999,060	54,575
Embraer SA ADR	2,149,199	54,547
Lojas Americanas SA Prior Pfd.	7,593,698	53,658
Cia Energetica de Minas Gerais Prior Pfd.	2,787,901	53,140
Cia Hering	2,651,799	52,668
CETIP SA - Mercados Organizados	3,892,348	49,063
^ Oi SA ADR Pfd.	3,029,217	44,984
Raia Drogasil SA	3,796,663	42,650
* Hypermarcas SA	6,580,748	42,230

Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,663,687	41,458
Tim Participacoes SA	9,836,272	40,992
BR Properties SA	3,526,029	40,763
Localiza Rent a Car SA	2,502,759	40,426
All America Latina Logistica SA	8,518,027	39,323
Totvs SA	2,127,264	39,136
Klabin SA Prior Pfd.	8,661,899	38,212
PDG Realty SA Empreendimentos e Participacoes	21,628,668	36,625
Multiplan Empreendimentos Imobiliarios SA	1,436,525	36,137
Cia Paranaense de Energia ADR	1,737,397	35,200
Cosan SA Industria e Comercio	2,304,950	35,026
Oi SA Prior Pfd.	6,923,545	34,395
CPFL Energia SA	2,943,463	34,129
MRV Engenharia e Participacoes SA	6,122,244	33,611
* Fibria Celulose SA	4,385,548	33,386
Anhanguera Educacional Participacoes SA	2,318,220	32,920
Centrais Eletricas Brasileiras SA	4,562,497	31,304
EDP - Energias do Brasil SA	4,609,733	30,526
Duratex SA	4,701,338	27,416
AES Tiete SA Prior Pfd.	1,925,045	27,243
Centrais Eletricas Brasileiras SA Prior Pfd.	2,761,719	26,846
Banco do Estado do Rio Grande do Sul Prior Pfd.	3,380,922	26,810
Cia de Saneamento de Minas Gerais-COPASA	1,094,294	26,765
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	7,419,619	26,721
Tim Participacoes SA ADR	1,247,788	26,391
Diagnosticos da America SA	4,464,100	25,139
EcoRodovias Infraestrutura e Logistica SA	3,076,397	24,741
Odontoprev SA	4,885,923	23,581
Banco Santander Brasil SA	3,097,990	23,509
Cia de Saneamento Basico do Estado de Sao Paulo	549,608	23,165
Multiplus SA	957,456	23,147
Oi SA	3,951,132	22,521
Amil Participacoes SA	2,321,700	22,342
CPFL Energia SA ADR	902,277	20,879
* JBS SA	7,606,750	20,082
Cia Siderurgica Nacional SA	3,845,611	19,817
Obrascon Huarte Lain Brasil SA	2,210,000	19,046
Porto Seguro SA	2,112,758	18,270
Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	637,979	18,020
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	1,875,770	17,822
Centrais Eletricas Brasileiras SA ADR	1,837,393	17,731
* MPX Energia SA	993,435	16,236
Light SA	1,236,798	15,270
Embraer SA	2,239,149	14,271
* HRT Participacoes em Petroleo SA	4,984,487	12,113
Sul America SA	1,999,740	12,110
Braskem SA ADR	944,782	11,479
* MMX Mineracao e Metalicos SA	3,857,465	10,862
Braskem SA Prior Pfd.	1,783,624	10,836
Cia Paranaense de Energia Prior Pfd.	328,077	6,655
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	111,785	4,522
Centrais Eletricas Brasileiras SA ADR Pfd. B Shares	623,224	4,257
Oi SA ADR	625,137	3,513
* Fibria Celulose SA ADR	429,806	3,305
* PDG Realty SA Empreendimentos e Participacoes Rights Exp. 8/17/2012	3,798,380	74
		8,688,750

Chile (2.0%)
Empresas COPEC SA	8,820,043	127,893
Cencosud SA	19,201,388	109,580
Latam Airlines Group SA (Santiago Shares)	3,800,351	93,759
SACI Falabella	9,349,678	91,027
Empresas CMPC SA	21,414,421	80,423
Sociedad Quimica y Minera de Chile SA ADR	1,341,402	80,390
Empresa Nacional de Electricidad SA ADR	1,578,301	78,899
Banco Santander Chile ADR	898,999	67,569
Enersis SA ADR	3,606,558	59,688
CAP SA	1,448,746	52,068
Banco de Chile	332,971,696	47,454
ENTEL Chile SA	2,267,679	44,592
* Colbun SA	154,111,607	42,778
Banco de Credito e Inversiones	615,662	39,535
Aguas Andinas SA Class A	45,780,985	30,347
Empresa Nacional de Electricidad SA	17,474,993	29,104
Cia Cervecerias Unidas SA	2,110,598	27,894
Enersis SA	78,498,873	26,099
AES Gener SA	46,960,347	25,535
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	421,995	25,324
Banco Santander Chile	342,238,118	24,813
Corpbanca	1,980,081,366	24,733
E.CL SA	10,590,819	23,913
* Latam Airlines Group SA	739,267	18,038
Vina Concha y Toro SA	7,654,678	14,984
Latam Airlines Group SA ADR	536,644	13,196
		1,299,635
China (17.9%)
China Mobile Ltd.	116,825,667	1,363,242
China Construction Bank Corp.	1,399,796,639	940,575
Industrial & Commercial Bank of China	1,263,343,003	720,349
CNOOC Ltd.	346,890,952	695,883
Tencent Holdings Ltd.	19,639,472	583,085
Bank of China Ltd.	1,455,179,277	553,491
PetroChina Co. Ltd.	409,367,679	511,148
China Life Insurance Co. Ltd.	144,096,470	395,557
China Petroleum & Chemical Corp.	324,125,540	291,926
Ping An Insurance Group Co.	33,311,488	259,379
China Shenhua Energy Co. Ltd.	65,838,325	245,010
China Overseas Land & Investment Ltd.	79,325,076	186,328
Agricultural Bank of China Ltd.	416,740,785	168,388
Belle International Holdings Ltd.	90,735,500	166,741
Want Want China Holdings Ltd.	117,065,285	141,477
China Telecom Corp. Ltd.	270,567,683	140,469
China Merchants Bank Co. Ltd.	75,546,502	138,387
Hengan International Group Co. Ltd.	14,358,000	135,776
China Unicom Hong Kong Ltd.	91,269,048	133,537
China Pacific Insurance Group Co. Ltd.	33,564,794	105,699
Kunlun Energy Co. Ltd.	62,209,230	100,078
Tingyi Cayman Islands Holding Corp.	38,696,634	95,599
Bank of Communications Co. Ltd.	141,379,345	93,245
^ China Minsheng Banking Corp. Ltd.	99,996,368	92,483
Lenovo Group Ltd.	119,465,309	82,384
^ China Resources Land Ltd.	39,122,000	78,802
China Resources Power Holdings Co. Ltd.	36,950,548	77,651
China Communications Construction Co. Ltd.	86,201,704	75,171

	China Coal Energy Co. Ltd.	80,712,000	73,834
	Dongfeng Motor Group Co. Ltd.	53,312,044	73,596
	China Citic Bank Corp. Ltd.	142,038,919	71,251
	China Merchants Holdings International Co. Ltd.	22,635,510	70,101
	China Mengniu Dairy Co. Ltd.	23,621,356	70,020
	China Resources Enterprise Ltd.	24,207,460	66,792
	Beijing Enterprises Holdings Ltd.	10,100,000	65,566
^	Anhui Conch Cement Co. Ltd.	24,652,152	64,395
	Jiangxi Copper Co. Ltd.	28,079,598	61,417
	Inner Mongolia Yitai Coal Co. Class B	11,423,644	60,596
	PICC Property & Casualty Co. Ltd.	52,460,306	58,277
	Yanzhou Coal Mining Co. Ltd.	39,158,720	57,951
	ENN Energy Holdings Ltd.	14,752,000	56,274
^	China National Building Material Co. Ltd.	55,454,360	53,757
^	Evergrande Real Estate Group Ltd.	101,690,885	46,976
	Sinopharm Group Co. Ltd.	15,982,400	46,773
	China Oilfield Services Ltd.	30,530,000	46,764
	Huaneng Power International Inc.	63,847,978	46,112
^	Sun Art Retail Group Ltd.	37,943,238	44,763
^	Great Wall Motor Co. Ltd.	19,692,500	44,018
	COSCO Pacific Ltd.	31,112,988	42,718
*	Brilliance China Automotive Holdings Ltd.	47,332,000	38,067
	Guangdong Investment Ltd.	52,703,680	37,925
^	Shimao Property Holdings Ltd.	26,403,757	37,632
^	Longfor Properties Co. Ltd.	24,935,280	36,531
^	Zijin Mining Group Co. Ltd.	112,764,180	35,800
	Citic Pacific Ltd.	24,341,874	35,093
	China Gas Holdings Ltd.	65,646,000	34,625
	China State Construction International Holdings Ltd.	32,911,472	34,144
	Country Garden Holdings Co. Ltd.	88,749,565	33,340
	China Railway Group Ltd.	74,924,608	32,596
	Shandong Weigao Group Medical Polymer Co. Ltd.	29,390,200	32,581
^	China Railway Construction Corp. Ltd.	37,403,765	32,548
^	Agile Property Holdings Ltd.	27,195,245	32,115
	Guangzhou Automobile Group Co. Ltd.	42,547,084	31,729
^	Tsingtao Brewery Co. Ltd.	5,400,000	31,559
^,* Aluminum Corp. of China Ltd.		75,741,720	30,998
	China Vanke Co. Ltd. Class B	24,164,051	30,918
	Soho China Ltd.	41,522,606	30,757
^	CSR Corp. Ltd.	39,355,877	28,776
^	Sino-Ocean Land Holdings Ltd.	59,206,302	28,722
	China Longyuan Power Group Corp.	44,304,000	28,326
^	China Resources Gas Group Ltd.	14,246,000	27,464
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	24,671,779	27,397
	Shanghai Industrial Holdings Ltd.	9,970,045	27,174
^	Geely Automobile Holdings Ltd.	81,758,000	26,935
	Parkson Retail Group Ltd.	28,796,779	25,794
	Air China Ltd.	36,408,548	25,624
	Beijing Capital International Airport Co. Ltd.	37,427,654	25,476
^	Golden Eagle Retail Group Ltd.	13,560,000	24,437
	Kingboard Chemical Holdings Ltd.	11,471,126	23,589
^	Shui On Land Ltd.	57,314,737	23,507
	China Communications Services Corp. Ltd.	45,981,973	23,485
^,* Weichai Power Co. Ltd.		7,746,600	23,356
	Zhaojin Mining Industry Co. Ltd.	18,759,000	23,260
^	Guangzhou R&F Properties Co. Ltd.	18,182,800	23,030
*	China Taiping Insurance Holdings Co. Ltd.	16,271,407	22,836

	China Everbright Ltd.	17,104,010	22,819
	Jiangsu Expressway Co. Ltd.	24,622,139	22,768
^	GCL-Poly Energy Holdings Ltd.	153,149,000	22,523
	Zhejiang Expressway Co. Ltd.	30,836,704	22,339
^,* Poly Hong Kong Investments Ltd.		42,318,000	21,987
	China BlueChemical Ltd.	33,481,405	21,913
	Yuexiu Property Co. Ltd.	95,024,000	21,401
	Datang International Power Generation Co. Ltd.	59,656,568	20,996
	Shanghai Electric Group Co. Ltd.	56,192,098	20,986
^,2 CITIC Securities Co. Ltd.		11,791,000	20,514
	Franshion Properties China Ltd.	66,134,094	20,358
^,* China COSCO Holdings Co. Ltd.		48,826,500	20,091
	China Shanshui Cement Group Ltd.	35,365,000	19,972
	Intime Department Store Group Co. Ltd.	21,212,000	19,855
^	Zhuzhou CSR Times Electric Co. Ltd.	8,389,000	19,851
	China Resources Cement Holdings Ltd.	36,524,686	19,130
	Wumart Stores Inc.	9,778,000	19,020
^	Uni-President China Holdings Ltd.	19,795,000	18,809
*	Haier Electronics Group Co. Ltd.	15,050,000	17,314
^,* Byd Co. Ltd.		10,108,755	17,096
^	Far East Horizon Ltd.	24,658,010	17,073
	Daphne International Holdings Ltd.	16,566,000	16,471
^	China Southern Airlines Co. Ltd.	33,068,000	16,320
^	Chongqing Rural Commercial Bank	41,517,461	16,018
^	China Yurun Food Group Ltd.	26,853,149	15,988
^,* China Shipping Container Lines Co. Ltd.		65,791,618	15,982
^	Huabao International Holdings Ltd.	35,992,838	15,881
^	GOME Electrical Appliances Holding Ltd.	192,378,805	15,744
^	Shougang Fushan Resources Group Ltd.	57,367,984	15,468
	China Agri-Industries Holdings Ltd.	30,918,586	15,256
^	ZTE Corp.	10,909,728	14,472
	Lee & Man Paper Manufacturing Ltd.	35,303,000	14,362
	China International Marine Containers Group Co. Ltd. Class B	11,839,498	14,290
^	Yingde Gases	16,275,000	13,913
^	Nine Dragons Paper Holdings Ltd.	29,785,000	13,885
	Fosun International Ltd.	28,202,737	13,494
	Dah Chong Hong Holdings Ltd.	15,367,000	13,146
	BBMG Corp.	19,911,000	12,326
	Shanghai Pharmaceuticals Holding Co. Ltd.	8,498,400	12,020
^	Sihuan Pharmaceutical Holdings Group Ltd.	31,953,214	12,019
	Sinopec Shanghai Petrochemical Co. Ltd.	43,581,192	11,638
^,* Angang Steel Co. Ltd.		22,440,374	11,470
	Bosideng International Holdings Ltd.	42,970,000	11,181
^	Hengdeli Holdings Ltd.	40,448,000	11,173
*	Minmetals Resources Ltd.	29,680,000	11,171
^	Zhongsheng Group Holdings Ltd.	10,297,000	10,929
^	AviChina Industry & Technology Co. Ltd.	36,416,000	10,921
	China Shipping Development Co. Ltd.	26,620,339	10,865
^	Anta Sports Products Ltd.	18,696,000	10,434
*	Metallurgical Corp. of China Ltd.	48,670,000	10,174
^,* China Zhongwang Holdings Ltd.		27,574,132	10,006
^	Dongyue Group	18,514,000	9,722
^	Dongfang Electric Corp. Ltd.	6,184,430	8,943
^	Sany Heavy Equipment International Holdings Co. Ltd.	17,215,000	8,602
^	China Rongsheng Heavy Industries Group Holdings Ltd.	60,533,141	8,313
	CSG Holding Co. Ltd. Class B	12,809,638	7,975
^,* China ZhengTong Auto Services Holdings Ltd.		15,260,852	7,245

^ Lonking Holdings Ltd.	33,671,000	6,155
		11,742,744
Colombia (0.9%)
Bancolombia SA ADR	5,958,227	368,457
^ Ecopetrol SA ADR	1,675,010	95,861
Ecopetrol SA	17,567,353	50,484
Almacenes Exito SA	556,242	9,529
Grupo de Inversiones Suramericana SA	476,534	8,163
Grupo Aval Acciones y Valores Prior Pfd.	8,301,284	5,605
Corp Financiera Colombiana SA	299,717	5,519
Isagen SA ESP	3,513,000	4,871
Inversiones Argos SA	504,109	4,844
Interconexion Electrica SA ESP	567,759	3,612
Cementos Argos SA	909,298	3,592
Inversiones Argos SA Prior Pfd.	281,882	2,705
		563,242
Czech Republic (0.3%)
CEZ AS	3,110,552	104,748
Komercni Banka AS	294,089	49,911
Telefonica Czech Republic AS	2,265,699	42,828
		197,487
Egypt (0.2%)
Orascom Construction Industries GDR	1,840,928	78,272
* Orascom Telecom Holding SAE GDR	10,525,302	27,203
Commercial International Bank Egypt SAE	1,681,514	7,552
Telecom Egypt Co.	1,443,930	3,000
Egyptian Kuwaiti Holding Co. SAE	2,456,711	2,964
* Talaat Moustafa Group	4,208,215	2,777
* Egyptian Financial Group-Hermes Holding	1,335,097	2,345
National Societe Generale Bank SAE	439,999	2,201
Orascom Telecom Media And Technology Holding SAE GDR	3,992,048	1,677
		127,991
Hong Kong (0.0%)
* Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	696,212	1

Hungary (0.3%)
OTP Bank plc	4,296,558	65,778
MOL Hungarian Oil and Gas plc	827,315	59,513
Richter Gedeon Nyrt	272,298	46,086
Magyar Telekom Telecommunications plc	9,856,975	18,217
		189,594
India (6.4%)
Reliance Industries Ltd.	25,393,903	337,783
Infosys Ltd.	8,348,785	332,415
Housing Development Finance Corp.	21,109,716	260,952
HDFC Bank Ltd. ADR	6,262,983	212,378
Tata Consultancy Services Ltd.	9,106,663	202,547
ITC Ltd.	42,342,198	196,001
Hindustan Unilever Ltd.	17,171,551	144,016
ICICI Bank Ltd.	7,871,443	135,457
Tata Motors Ltd.	28,698,743	115,485
HDFC Bank Ltd.	10,705,577	112,637
Larsen & Toubro Ltd.	4,034,743	98,761
State Bank of India	2,515,422	90,183
Axis Bank Ltd.	4,402,386	82,051

Oil & Natural Gas Corp. Ltd.	14,748,955	75,559
Mahindra & Mahindra Ltd.	5,951,531	74,615
Sun Pharmaceutical Industries Ltd.	5,990,001	70,134
Coal India Ltd.	9,695,366	62,399
Bharti Airtel Ltd.	10,987,413	58,980
Jindal Steel & Power Ltd.	7,152,371	50,936
Kotak Mahindra Bank Ltd.	5,257,823	50,393
Sterlite Industries India Ltd.	25,877,721	49,405
Infrastructure Development Finance Co. Ltd.	19,848,011	47,665
Bajaj Auto Ltd.	1,639,699	47,082
Dr Reddy's Laboratories Ltd. ADR	1,613,287	46,818
GAIL India Ltd.	7,330,045	46,446
Power Grid Corp. of India Ltd.	21,611,370	46,021
Wipro Ltd. ADR	5,527,526	43,170
Tata Steel Ltd.	5,800,597	42,961
Bharat Heavy Electricals Ltd.	11,084,510	42,706
Hindalco Industries Ltd.	19,902,780	42,635
Cipla Ltd.	6,706,840	40,725
Ultratech Cement Ltd.	1,361,904	40,087
Ambuja Cements Ltd.	12,020,685	38,840
Asian Paints Ltd.	541,280	35,393
Tata Power Co. Ltd.	18,741,319	32,919
NTPC Ltd.	11,339,062	31,866
Lupin Ltd.	2,857,342	30,772
* DLF Ltd.	8,059,360	30,098
Hero Motocorp Ltd.	804,489	28,858
Zee Entertainment Enterprises Ltd.	9,202,875	27,759
* Cairn India Ltd.	4,519,497	26,957
LIC Housing Finance Ltd.	5,637,276	26,458
Godrej Consumer Products Ltd.	2,309,058	25,922
Wipro Ltd.	4,069,055	24,741
Jaiprakash Associates Ltd.	18,631,705	24,376
ACC Ltd.	1,016,604	24,110
Shriram Transport Finance Co. Ltd.	2,325,465	24,097
United Spirits Ltd.	1,649,569	23,983
Sesa Goa Ltd.	6,906,366	23,456
Bharat Petroleum Corp. Ltd.	3,470,976	22,652
* Ranbaxy Laboratories Ltd.	2,522,719	22,501
Rural Electrification Corp. Ltd.	6,047,935	20,378
JSW Steel Ltd.	1,668,203	19,946
Reliance Infrastructure Ltd.	2,187,573	19,337
* Reliance Power Ltd.	10,705,621	17,459
* Satyam Computer Services Ltd.	11,788,004	17,278
* Idea Cellular Ltd.	11,984,913	17,183
Titan Industries Ltd.	4,314,902	17,149
Dabur India Ltd.	7,941,129	16,986
Power Finance Corp. Ltd.	5,458,179	16,925
Bank of Baroda	1,435,547	16,869
Adani Ports and Special Economic Zone	7,514,454	16,219
HCL Technologies Ltd.	1,721,795	16,000
Siemens Ltd.	1,230,416	15,025
Maruti Suzuki India Ltd.	658,130	13,383
Adani Enterprises Ltd.	4,018,562	12,998
Reliance Capital Ltd.	2,089,401	12,459
Piramal Healthcare Ltd.	1,293,967	12,009
Dr Reddy's Laboratories Ltd.	402,777	11,657
Bank of India	2,080,877	11,105

* Unitech Ltd.	28,496,353	11,064
Aditya Birla Nuvo Ltd.	751,579	10,592
Reliance Communications Ltd.	10,377,888	10,408
Canara Bank	1,568,042	10,272
United Phosphorus Ltd.	4,324,855	9,305
* GMR Infrastructure Ltd.	17,966,338	7,468
ICICI Bank Ltd. ADR	198,664	6,878
State Bank of India GDR	43,236	3,332
		4,194,845
Indonesia (2.8%)
Astra International Tbk PT	391,418,400	287,771
Bank Central Asia Tbk PT	233,900,224	197,115
Telekomunikasi Indonesia Persero Tbk PT	195,815,281	188,853
Bank Rakyat Indonesia Persero Tbk PT	215,413,600	158,127
Bank Mandiri Persero Tbk PT	177,264,480	154,298
Perusahaan Gas Negara Persero Tbk PT	214,129,004	85,430
Semen Gresik Persero Tbk PT	58,332,404	79,450
Unilever Indonesia Tbk PT	30,012,230	76,639
United Tractors Tbk PT	32,968,401	72,625
Indocement Tunggal Prakarsa Tbk PT	29,342,931	66,348
Bank Negara Indonesia Persero Tbk PT	136,058,361	56,872
Gudang Garam Tbk PT	9,251,470	54,813
Indofood Sukses Makmur Tbk PT	85,072,296	48,341
Charoen Pokphand Indonesia Tbk PT	136,395,925	45,752
Adaro Energy Tbk PT	295,106,510	45,230
Bank Danamon Indonesia Tbk PT	60,495,224	38,596
Kalbe Farma Tbk PT	80,759,438	32,532
Bumi Resources Tbk PT	293,587,914	32,054
Indo Tambangraya Megah Tbk PT	7,816,300	29,152
Tambang Batubara Bukit Asam Persero Tbk PT	16,842,325	28,124
Jasa Marga Persero Tbk PT	41,309,000	24,773
XL Axiata Tbk PT	33,011,224	21,375
Indosat Tbk PT	33,689,273	17,179
Astra Agro Lestari Tbk PT	6,904,680	16,676
Vale Indonesia Tbk PT	47,302,650	12,055
		1,870,180
Malaysia (3.7%)
CIMB Group Holdings Bhd.	93,451,748	233,844
Malayan Banking Bhd.	66,647,228	186,181
Sime Darby Bhd.	52,427,213	164,307
Genting Bhd.	39,628,890	119,628
Petronas Chemicals Group Bhd.	54,283,322	114,020
Tenaga Nasional Bhd.	52,902,007	113,945
IOI Corp. Bhd.	61,716,278	105,035
Public Bank Bhd. (Foreign)	20,505,147	94,160
Axiata Group Bhd.	48,809,494	91,239
DiGi.Com Bhd.	59,854,150	84,715
Maxis Bhd.	36,050,450	73,741
Kuala Lumpur Kepong Bhd.	9,278,000	70,252
Petronas Gas Bhd.	11,434,904	67,496
AMMB Holdings Bhd.	31,980,078	65,418
Genting Malaysia Bhd.	56,818,390	60,922
YTL Corp. Bhd.	95,506,756	56,547
Hong Leong Bank Bhd.	10,750,705	46,900
PPB Group Bhd.	9,008,908	43,701
British American Tobacco Malaysia Bhd.	2,180,681	41,529

	Telekom Malaysia Bhd.	21,024,840	37,866
	IJM Corp. Bhd.	22,777,950	37,572
	Gamuda Bhd.	31,517,916	35,227
*	Sapurakencana Petroleum Bhd.	44,342,525	34,715
*,2 Felda Global Ventures Holdings Bhd.		20,497,757	33,732
	UMW Holdings Bhd.	10,991,620	33,149
	Petronas Dagangan Bhd.	4,916,400	32,870
	MISC Bhd.	21,012,690	30,264
	AirAsia Bhd.	24,560,648	29,291
	Bumi Armada Bhd.	23,237,781	29,034
	RHB Capital Bhd.	12,313,335	28,916
	Alliance Financial Group Bhd.	18,161,917	24,587
	YTL Power International Bhd.	41,484,927	23,767
	Lafarge Malayan Cement Bhd.	7,868,720	20,055
	Berjaya Sports Toto Bhd.	14,548,296	19,857
	Malaysia Airports Holdings Bhd.	10,283,500	18,264
*	UEM Land Holdings Bhd.	26,697,300	16,892
	Parkson Holdings Bhd.	10,347,723	16,000
	Hong Leong Financial Group Bhd.	3,876,600	15,373
	Malaysia Marine and Heavy Engineering Holdings Bhd.	8,932,335	15,115
	Genting Plantations Bhd.	4,516,500	13,601
	MMC Corp. Bhd.	14,542,400	11,113
	Berjaya Corp. Bhd.	47,697,800	11,096
	SP Setia Bhd.	8,921,424	10,317
			2,412,253
Mexico (5.1%)
	America Movil SAB de CV	764,337,700	1,021,914
	Fomento Economico Mexicano SAB de CV	37,519,308	321,066
	Wal-Mart de Mexico SAB de CV	102,911,502	291,512
	Grupo Televisa SAB	49,775,507	227,084
	Grupo Mexico SAB de CV Class B	73,889,521	207,136
	Grupo Financiero Banorte SAB de CV	36,116,890	193,397
*	Cemex SAB de CV	205,566,668	143,449
	Grupo Modelo SAB de CV	12,489,187	112,622
	Industrias Penoles SAB de CV	2,706,118	111,515
	Grupo Financiero Inbursa SAB de CV	39,534,060	102,979
	Coca-Cola Femsa SAB de CV	8,199,771	91,361
	Alfa SAB de CV Class A	5,597,719	90,007
	Grupo Bimbo SAB de CV Class A	32,308,652	80,465
	Mexichem SAB de CV	15,025,495	71,215
	Kimberly-Clark de Mexico SAB de CV Class A	31,364,976	65,567
*	Minera Frisco SAB de CV	12,381,876	49,226
	Grupo Carso SAB de CV	11,452,369	39,606
	Arca Continental SAB de CV	5,992,550	37,717
	El Puerto de Liverpool SAB de CV	3,357,659	26,274
	Grupo Aeroportuario del Pacifico SAB de CV Class B	6,239,557	24,529
	Compartamos SAB de CV	20,267,113	20,391
	Grupo Aeroportuario del Pacifico SAB de CV ADR	37,027	1,457
			3,330,489
Morocco (0.0%)
	Maroc Telecom SA	407,304	4,916
	Attijariwafa Bank	88,455	3,420
*	Douja Promotion Groupe Addoha SA	399,586	3,081
			11,417
Peru (0.7%)
	Cia de Minas Buenaventura SA ADR	3,270,926	119,127

	Credicorp Ltd. (New York Shares)	961,560	111,483
	Southern Copper Corp. (New York Shares)	3,240,577	104,606
	Volcan Cia Minera SAA Class B	37,764,380	41,705
	Credicorp Ltd.	352,483	41,240
	Cia de Minas Buenaventura SA	461,011	17,819
	Southern Copper Corp.	86,163	2,766
			438,746
Philippines (0.9%)
	SM Investments Corp.	4,129,730	73,900
	Philippine Long Distance Telephone Co.	864,160	56,599
	Ayala Land Inc.	105,260,950	54,878
	SM Prime Holdings Inc.	136,186,767	45,542
*	BDO Unibank Inc.	27,006,337	41,565
	Aboitiz Equity Ventures Inc.	34,651,290	40,735
	Ayala Corp.	3,523,591	36,610
	Manila Electric Co.	4,670,726	29,554
	Aboitiz Power Corp.	34,922,626	28,814
	International Container Terminal Services Inc.	14,940,850	25,918
	Bank of the Philippine Islands	14,285,266	24,780
	San Miguel Corp.	9,071,336	24,177
	Universal Robina Corp.	15,257,230	21,425
	Alliance Global Group Inc.	76,647,298	21,346
	DMCI Holdings Inc.	14,828,700	20,736
	Energy Development Corp.	140,987,253	20,425
	Jollibee Foods Corp.	7,773,179	19,149
	Metropolitan Bank & Trust	7,780,015	18,585
	Globe Telecom Inc.	603,813	16,561
			621,299
Poland (1.4%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	12,165,107	118,076
	Powszechny Zaklad Ubezpieczen SA	1,097,602	115,938
^	KGHM Polska Miedz SA	2,720,621	102,775
^	Bank Pekao SA	2,296,633	95,831
	PGE SA	14,625,701	81,352
	Telekomunikacja Polska SA	14,637,595	68,960
^,* Polski Koncern Naftowy Orlen SA		6,343,012	67,774
*	Polskie Gornictwo Naftowe i Gazownictwo SA	36,319,085	43,976
	Tauron Polska Energia SA	22,882,927	31,440
^,* BRE Bank SA		318,692	27,097
^	Jastrzebska Spolka Weglowa SA	768,015	21,381
	Asseco Poland SA	1,416,539	19,240
*	Kernel Holding SA	903,301	18,829
^	Eurocash SA	1,382,073	16,157
	Synthos SA	10,208,191	16,156
^,* Cyfrowy Polsat SA		3,401,335	14,887
^	Bank Handlowy w Warszawie SA	511,020	12,367
*	Grupa Lotos SA	1,181,151	9,220
	Enea SA	1,907,577	8,874
^	TVN SA	3,924,552	8,768
^,* Bank Millennium SA		6,642,438	6,925
			906,023
Russia (6.0%)
	Gazprom OAO ADR (London Shares)	89,312,666	821,177
	Lukoil Sponsored ADR	9,110,532	512,201
	Sberbank of Russia	132,842,072	368,813
	Uralkali OJSC	26,438,885	222,109

NovaTek OAO GDR	1,783,367	200,260
Mobile Telesystems OJSC ADR	10,132,990	192,020
Magnit OJSC GDR	4,991,050	161,039
Rosneft OAO GDR	24,950,595	149,368
Tatneft OAO ADR	3,897,993	145,822
Gazprom OAO	28,164,026	130,054
MMC Norilsk Nickel OJSC ADR	7,641,713	117,644
* Surgutneftegas OAO ADR	13,860,139	115,552
Sberbank of Russia ADR	8,895,761	98,415
VTB Bank OJSC GDR	25,518,732	82,939
Rostelecom OJSC	22,080,874	76,406
Surgutneftegas OAO Prior Pfd.	130,780,085	75,814
Federal Hydrogenerating Co. JSC	2,241,342,617	57,020
AK Transneft OAO Prior Pfd.	30,192	48,301
Sistema JSFC GDR	2,310,264	47,696
Lukoil OAO	795,837	44,754
* Federal Grid Co. Unified Energy System JSC	5,905,908,253	41,696
Sberbank of Russia Prior Pfd.	18,182,896	35,719
*	35,241,206,08
Inter Rao Ues OAO	1	28,898
Tatneft OAO	4,319,629	26,462
Novolipetsk Steel OJSC GDR	1,439,648	23,854
MMC Norilsk Nickel OJSC	146,692	22,771
Severstal OAO GDR	1,805,092	20,125
* IDGC Holding JSC	349,685,306	19,306
^ Mechel ADR	2,946,939	19,096
LSR Group GDR	4,048,822	17,999
Severstal OAO	1,506,018	16,966
TMK OAO GDR	1,066,272	15,209
Surgutneftegas OAO	5,274,642	4,453
Rosneft OAO	439,491	2,666
VTB Bank OJSC	442,200,349	730
* Rostelecom OJSC ADR	27,263	573
		3,963,927
South Africa (8.1%)
MTN Group Ltd.	32,915,737	591,759
Sasol Ltd.	10,610,577	440,161
Naspers Ltd.	7,562,650	410,255
Standard Bank Group Ltd.	23,041,805	317,003
AngloGold Ashanti Ltd.	7,376,506	249,655
FirstRand Ltd.	59,934,065	199,786
Gold Fields Ltd.	14,009,278	179,808
Shoprite Holdings Ltd.	8,306,472	162,890
Impala Platinum Holdings Ltd.	10,379,927	162,675
Sanlam Ltd.	34,666,536	148,794
Remgro Ltd.	8,372,091	142,374
Bidvest Group Ltd.	5,690,242	136,177
Truworths International Ltd.	8,641,051	107,807
Tiger Brands Ltd.	3,095,111	99,379
Growthpoint Properties Ltd.	32,083,896	98,434
Kumba Iron Ore Ltd.	1,546,915	96,002
Aspen Pharmacare Holdings Ltd.	5,399,399	94,671
Woolworths Holdings Ltd.	14,510,664	94,285
ABSA Group Ltd.	5,573,790	90,821
Vodacom Group Ltd.	7,313,244	84,703
Nedbank Group Ltd.	3,864,999	84,251
Imperial Holdings Ltd.	3,438,170	78,468

Harmony Gold Mining Co. Ltd.	7,718,342	76,102
Life Healthcare Group Holdings Ltd.	17,793,184	72,099
Foschini Group Ltd.	3,906,525	67,197
Mr Price Group Ltd.	4,483,841	66,743
Steinhoff International Holdings Ltd.	22,394,848	66,446
Anglo American Platinum Ltd.	1,273,577	65,271
African Bank Investments Ltd.	14,272,603	62,862
RMB Holdings Ltd.	13,941,431	61,622
Redefine Properties Ltd.	53,638,898	59,586
Exxaro Resources Ltd.	2,396,862	48,732
Spar Group Ltd.	3,285,328	47,480
Massmart Holdings Ltd.	2,165,281	45,398
MMI Holdings Ltd.	19,709,816	44,260
Barloworld Ltd.	4,236,598	42,721
Discovery Holdings Ltd.	6,191,632	40,404
African Rainbow Minerals Ltd.	2,110,015	39,699
Netcare Ltd.	18,501,782	36,251
Reunert Ltd.	3,441,009	33,218
Aveng Ltd.	7,294,795	31,690
* Sappi Ltd.	10,430,662	31,310
Pretoria Portland Cement Co. Ltd.	9,677,562	30,238
RMI Holdings	13,339,029	29,352
Investec Ltd.	4,814,320	28,752
Liberty Holdings Ltd.	2,473,571	27,963
Pick n Pay Stores Ltd.	4,605,088	23,549
Assore Ltd.	639,811	22,923
ArcelorMittal South Africa Ltd.	3,367,753	18,178
Northam Platinum Ltd.	4,279,543	13,235
		5,303,439
South Korea (15.5%)
2 Samsung Electronics Co. Ltd. GDR	2,876,795	1,652,131
Samsung Electronics Co. Ltd.	704,652	810,013
Hyundai Motor Co.	2,989,333	621,019
Kia Motors Corp.	5,108,177	350,169
Hyundai Mobis	1,321,036	347,049
POSCO ADR	3,657,256	290,862
Samsung Electronics Co. Ltd. Prior Pfd.	396,884	281,797
LG Chem Ltd.	899,353	246,787
NHN Corp.	793,090	192,204
* SK Hynix Inc.	10,091,190	191,692
Hyundai Heavy Industries Co. Ltd.	810,372	171,716
Shinhan Financial Group Co. Ltd. ADR	2,617,361	166,333
SK Innovation Co. Ltd.	1,165,203	158,351
KT&G Corp.	2,129,340	156,881
Hana Financial Group Inc.	4,476,380	141,770
KB Financial Group Inc. ADR	4,504,568	141,128
Samsung C&T Corp.	2,400,621	135,474
Samsung Fire & Marine Insurance Co. Ltd.	688,838	128,832
POSCO	354,145	113,112
^ LG Electronics Inc.	2,062,204	112,737
Samsung Electro-Mechanics Co. Ltd.	1,144,236	106,217
Samsung Heavy Industries Co. Ltd.	3,095,463	105,847
Shinhan Financial Group Co. Ltd.	3,044,054	96,552
LG Display Co. Ltd.	4,468,666	95,459
2 Samsung Life Insurance Co. Ltd.	1,145,910	93,751
LG Corp.	1,822,804	93,464
E-Mart Co. Ltd.	400,107	92,739

	LG Household & Health Care Ltd.	179,749	92,665
	Samsung Engineering Co. Ltd.	575,868	92,188
	Samsung SDI Co. Ltd.	656,523	82,027
	KB Financial Group Inc.	2,589,361	81,545
	Hyundai Steel Co.	1,065,923	78,363
*	Korea Electric Power Corp. ADR	7,005,228	77,408
	Cheil Industries Inc.	908,074	77,389
	S-Oil Corp.	870,025	73,222
	SK Holdings Co. Ltd.	500,022	67,899
	Hyundai Engineering & Construction Co. Ltd.	1,286,698	67,220
	Woori Finance Holdings Co. Ltd.	6,851,182	66,727
	Hankook Tire Co. Ltd.	1,759,976	64,511
	NCSoft Corp.	294,863	57,945
	Honam Petrochemical Corp.	277,347	57,746
	Amorepacific Corp.	62,058	56,188
	Korea Zinc Co. Ltd.	164,532	55,490
	Orion Corp.	68,882	54,485
^	OCI Co. Ltd.	299,789	52,744
	Samsung Securities Co. Ltd.	1,187,655	50,376
	Lotte Shopping Co. Ltd.	197,052	50,366
^	Celltrion Inc.	2,017,147	49,922
	GS Holdings	983,991	49,474
	Doosan Heavy Industries & Construction Co. Ltd.	928,262	49,463
	Hyundai Glovis Co. Ltd.	255,018	48,679
	Hyundai Motor Co. 2nd Pfd.	718,844	47,216
	Samsung Techwin Co. Ltd.	722,694	46,261
^	Hyundai Wia Corp.	301,468	43,979
	GS Engineering & Construction Corp.	697,807	42,492
	Daelim Industrial Co. Ltd.	543,868	41,693
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,874,512	40,936
	SK C&C Co. Ltd.	441,923	38,866
	Kangwon Land Inc.	1,869,058	38,398
	CJ CheilJedang Corp.	153,764	37,600
	BS Financial Group Inc.	3,461,065	36,221
	Mando Corp.	250,287	35,912
*	Korea Exchange Bank	4,839,640	35,730
	Hyundai Department Store Co. Ltd.	297,986	33,424
	Industrial Bank of Korea	3,092,700	33,313
*	Korea Electric Power Corp.	1,489,501	33,275
	Woongjin Coway Co. Ltd.	1,038,509	32,408
^,* Doosan Infracore Co. Ltd.		2,004,040	31,799
	Hanwha Chemical Corp.	1,661,420	30,395
	Korean Air Lines Co. Ltd.	711,021	30,167
	Daewoo Securities Co. Ltd.	3,229,554	29,891
	Dongbu Insurance Co. Ltd.	799,732	29,514
^	Kumho Petro chemical Co. Ltd.	273,436	29,435
	Hyundai Marine & Fire Insurance Co. Ltd.	1,181,600	29,162
	DGB Financial Group Inc.	2,522,550	28,652
	LS Corp.	353,143	27,551
	LG Uplus Corp.	4,516,478	26,209
	Shinsegae Co. Ltd.	139,175	25,570
	Samsung Card Co. Ltd.	863,515	25,415
	Hyundai Motor Co. Prior Pfd.	430,641	25,051
	Woori Investment & Securities Co. Ltd.	2,596,605	24,699
^	Hyundai Hysco Co. Ltd.	635,660	24,482
	Korea Investment Holdings Co. Ltd.	781,883	23,718
	Daewoo International Corp.	735,447	23,258

	Hyundai Mipo Dockyard	222,216	23,016
	Hanwha Corp.	868,946	22,030
	KCC Corp.	85,415	21,362
	Hyosung Corp.	448,916	21,100
	Doosan Corp.	174,850	20,343
	Hyundai Development Co.	1,127,466	20,176
	Korea Life Insurance Co. Ltd.	3,373,525	19,373
	Lotte Confectionery Co. Ltd.	13,504	18,777
	Korea Gas Corp.	475,796	18,622
	CJ Corp.	282,051	18,192
^	Yuhan Corp.	165,054	18,052
^,* Hyundai Merchant Marine Co. Ltd.		816,290	17,924
^	LS Industrial Systems Co. Ltd.	302,324	17,435
	SK Networks Co. Ltd.	2,197,795	17,167
^	Korea Aerospace Industries Ltd.	706,987	16,780
	Hyundai Securities Co. Ltd.	2,258,081	16,691
	S1 Corp.	320,426	16,313
	SK Telecom Co. Ltd. ADR	1,142,836	15,851
*	Daewoo Engineering & Construction Co. Ltd.	2,038,954	15,255
^	LG Innotek Co. Ltd.	192,755	14,919
	LG Chem Ltd. Prior Pfd.	146,807	12,417
	Mirae Asset Securities Co. Ltd.	451,057	11,690
	KT Corp.	404,326	11,541
^	KP Chemical Corp.	1,060,800	11,246
^	Dongkuk Steel Mill Co. Ltd.	751,982	9,760
	SK Telecom Co. Ltd.	75,731	9,624
^	STX Pan Ocean Co. Ltd.	2,204,640	7,568
	KT Corp. ADR	479,035	6,826
			10,180,870
Taiwan (10.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	59,865,075	836,315
*	Hon Hai Precision Industry Co. Ltd.	171,961,286	479,094
	Taiwan Semiconductor Manufacturing Co. Ltd.	167,117,045	452,351
	Formosa Plastics Corp.	75,301,458	206,936
	China Steel Corp.	216,783,312	192,189
	Nan Ya Plastics Corp.	89,102,439	172,595
^	Chunghwa Telecom Co. Ltd. ADR	5,343,838	158,552
	Formosa Chemicals & Fibre Corp.	59,235,164	155,606
	MediaTek Inc.	18,460,475	155,243
	HTC Corp.	13,707,825	131,673
	Cathay Financial Holding Co. Ltd.	127,420,791	125,026
	Quanta Computer Inc.	47,254,165	122,237
	Uni-President Enterprises Corp.	73,108,202	121,985
	Mega Financial Holding Co. Ltd.	149,451,864	120,100
*	Asustek Computer Inc.	12,822,458	117,896
	Chinatrust Financial Holding Co. Ltd.	194,403,350	115,360
	Delta Electronics Inc.	34,116,245	114,481
	Fubon Financial Holding Co. Ltd.	102,359,494	106,399
	Taiwan Mobile Co. Ltd.	31,724,596	104,455
	Cheng Shin Rubber Industry Co. Ltd.	30,417,116	80,441
	Far EasTone Telecommunications Co. Ltd.	30,219,043	75,781
	Compal Electronics Inc.	79,057,129	73,647
	United Microelectronics Corp. ADR	33,018,843	71,651
*	First Financial Holding Co. Ltd.	116,063,779	70,188
	Yuanta Financial Holding Co. Ltd.	151,659,712	70,088
	Taiwan Cement Corp.	59,398,177	68,543
	Far Eastern New Century Corp.	55,612,446	61,905

Formosa Petrochemical Corp.	21,388,393	61,620
* China Development Financial Holding Corp.	244,096,749	56,677
President Chain Store Corp.	10,726,547	55,828
Chunghwa Telecom Co. Ltd.	18,443,613	55,042
Hua Nan Financial Holdings Co. Ltd.	93,281,445	52,464
Synnex Technology International Corp.	23,541,355	51,057
Catcher Technology Co. Ltd.	10,652,463	50,885
Lite-On Technology Corp.	39,297,688	49,106
Advanced Semiconductor Engineering Inc. ADR	12,663,096	48,246
SinoPac Financial Holdings Co. Ltd.	110,701,738	47,356
MStar Semiconductor Inc.	7,490,629	47,346
Foxconn Technology Co. Ltd.	13,317,754	46,687
* Taiwan Cooperative Financial Holding	74,913,563	45,291
Asia Cement Corp.	35,443,528	44,706
* Acer Inc.	47,360,105	43,105
Siliconware Precision Industries Co. ADR	7,737,040	42,012
Wistron Corp.	39,320,290	41,996
* Chang Hwa Commercial Bank	76,860,432	41,344
E.Sun Financial Holding Co. Ltd.	71,494,131	38,818
Pegatron Corp.	29,894,097	38,751
Largan Precision Co. Ltd.	1,904,135	38,651
* Taishin Financial Holding Co. Ltd.	93,854,376	37,717
Pou Chen Corp.	41,410,631	37,290
TPK Holding Co. Ltd.	3,127,467	34,338
* Shin Kong Financial Holding Co. Ltd.	111,770,775	33,753
Taiwan Fertilizer Co. Ltd.	14,018,600	32,923
* China Life Insurance Co. Ltd.	33,302,403	32,044
Hotai Motor Co. Ltd.	4,604,000	30,563
* Radiant Opto-Electronics Corp.	7,874,000	30,553
* Giant Manufacturing Co. Ltd.	5,484,121	29,919
* Chimei Innolux Corp.	94,365,699	29,728
Advanced Semiconductor Engineering Inc.	38,163,789	29,336
United Microelectronics Corp.	70,260,970	29,331
Simplo Technology Co. Ltd.	5,151,033	28,898
Yulon Motor Co. Ltd.	16,373,784	28,436
* Hiwin Technologies Corp.	3,109,490	28,399
Novatek Microelectronics Corp.	9,709,117	28,075
* AU Optronics Corp. ADR	9,343,664	27,938
* Powertech Technology Inc.	13,822,261	27,672
Unimicron Technology Corp.	24,575,754	27,305
Epistar Corp.	14,222,732	26,322
WPG Holdings Ltd.	25,012,492	26,267
TSRC Corp.	10,676,530	24,197
China Petrochemical Development Corp.	26,919,800	21,979
* China Airlines Ltd.	48,668,050	20,159
Phison Electronics Corp.	2,473,297	20,074
Siliconware Precision Industries Co.	18,166,860	19,979
Teco Electric and Machinery Co. Ltd.	31,546,000	19,949
CTCI Corp.	10,747,000	19,924
Ruentex Development Co. Ltd.	11,585,262	19,479
Advantech Co. Ltd.	5,294,942	18,695
Ruentex Industries Ltd.	9,245,105	17,979
Walsin Lihwa Corp.	59,625,770	17,784
Far Eastern Department Stores Co. Ltd.	16,752,573	17,524
Tripod Technology Corp.	7,685,229	17,304
Eva Airways Corp.	29,704,580	17,291
Macronix International	68,985,541	16,953

Evergreen Marine Corp. Taiwan Ltd.	31,004,969	16,919
Taiwan Glass Industry Corp.	17,653,551	16,651
Chicony Electronics Co. Ltd.	8,533,149	16,369
* Taiwan Business Bank	53,759,129	15,594
Realtek Semiconductor Corp.	8,858,869	15,231
Kinsus Interconnect Technology Corp.	5,350,029	14,875
Richtek Technology Corp.	2,681,626	14,731
* AU Optronics Corp.	47,451,669	14,429
* E Ink Holdings Inc.	14,606,000	14,105
Wintek Corp.	30,228,098	13,093
U-Ming Marine Transport Corp.	8,229,356	12,834
Feng Hsin Iron & Steel Co.	8,033,310	12,729
Cheng Uei Precision Industry Co. Ltd.	7,017,473	12,706
Inventec Corp.	42,241,489	12,575
Standard Foods Corp.	4,638,840	12,282
Tung Ho Steel Enterprise Corp.	13,721,144	12,244
Formosa Taffeta Co. Ltd.	13,939,868	12,110
* Highwealth Construction Corp.	7,662,000	11,835
* Nan Kang Rubber Tire Co. Ltd.	8,396,208	11,705
LCY Chemical Corp.	8,325,730	11,133
Capital Securities Corp.	32,573,422	10,967
Clevo Co.	8,165,938	10,664
Sino-American Silicon Products Inc.	8,635,938	10,640
Yang Ming Marine Transport Corp.	25,420,195	10,323
Wan Hai Lines Ltd.	20,563,450	10,086
* Everlight Electronics Co. Ltd.	6,413,742	9,977
Transcend Information Inc.	3,662,981	9,805
Farglory Land Development Co. Ltd.	6,071,688	9,757
Eternal Chemical Co. Ltd.	12,905,862	9,734
* Zhen Ding Technology Holding Ltd.	3,070,000	9,158
China Motor Corp.	10,143,000	8,596
Airtac International Group	1,512,000	7,568
Formosa International Hotels Corp.	678,652	7,231
* Inotera Memories Inc.	35,265,436	6,563
* Motech Industries Inc.	6,045,999	6,532
Nan Ya Printed Circuit Board Corp.	3,466,521	5,227
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		6,900,780
Thailand (2.2%)
Siam Commercial Bank PCL (Foreign)	29,486,357	149,381
Kasikornbank PCL (Foreign)	22,581,449	126,261
PTT Exploration & Production PCL (Foreign)	22,196,218	106,593
Bangkok Bank PCL (Foreign)	16,216,731	106,592
PTT PCL (Foreign)	9,616,037	99,066
CP ALL PCL (Foreign)	85,367,230	91,892
* PTT PCL	7,043,300	72,561
Advanced Info Service PCL (Foreign)	11,172,877	70,650
* Kasikornbank PCL	12,723,100	70,313
Siam Cement PCL (Foreign)	6,331,517	69,964
* Bangkok Bank PCL (Local)	10,320,143	63,928
* Advanced Info Service PCL (Local)	6,236,200	39,434
PTT Global Chemical PCL (Foreign)	20,256,407	38,138
* Charoen Pokphand Foods PCL	30,121,900	31,684
* Banpu PCL (Local)	2,473,950	31,280
Charoen Pokphand Foods PCL (Foreign)	28,004,400	29,457
Siam Cement PCL NVDR	2,610,400	27,087
* Bank of Ayudhya PCL (Local)	24,137,700	24,788

*	PTT Global Chemical PCL (Local)			11,733,500	21,927
	Thai Oil PCL (Foreign)			11,458,300	21,298
	BEC World PCL (Foreign)			10,649,325	18,957
	Indorama Ventures PCL (Foreign)			19,164,164	17,967
	Krung Thai Bank PCL (Foreign)			33,902,721	17,556
	IRPC PCL (Foreign)			138,017,360	15,791
*	BEC World PCL			7,733,300	13,766
	Bank of Ayudhya PCL (Foreign)			11,989,634	12,617
	Glow Energy PCL (Foreign)			6,297,555	12,116
*	Indorama Ventures PCL (Local)			9,291,500	8,711
*	Thai Oil PCL			4,603,300	8,556
*	Krung Thai Bank PCL			13,137,400	6,803
*	IRPC PCL			45,859,100	5,247
*	CP ALL PCL (Local)			4,109,100	4,423
*	Glow Energy PCL			2,133,100	4,104
*	Siam Commercial Bank PCL (Local)			538,800	2,730
*	PTT Exploration and Production PCL (Local)			485,000	2,329
					1,443,967
Turkey (1.7%)
	Turkiye Garanti Bankasi AS			44,117,593	171,494
	Akbank TAS			34,190,896	128,380
	BIM Birlesik Magazalar AS			2,070,191	89,781
	Turkiye Is Bankasi			30,526,756	89,141
*	Turkcell Iletisim Hizmetleri AS			15,095,864	84,043
	Haci Omer Sabanci Holding AS (Bearer)			15,939,400	69,692
	Tupras Turkiye Petrol Rafinerileri AS			2,456,058	53,947
	Anadolu Efes Biracilik Ve Malt Sanayii AS			3,916,086	53,123
	Turkiye Halk Bankasi AS			6,112,440	52,279
	KOC Holding AS			13,135,310	50,962
	Turk Telekomunikasyon AS			10,631,023	40,984
^,* Yapi ve Kredi Bankasi AS				17,096,000	35,219
	Turkiye Vakiflar Bankasi Tao			16,107,652	33,632
	Arcelik AS			4,803,792	23,760
	Enka Insaat ve Sanayi AS			7,339,339	21,195
	Eregli Demir ve Celik Fabrikalari TAS			19,374,619	21,193
*	Turk Hava Yollari			10,981,263	20,940
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS			12,939,861	17,178
	Coca-Cola Icecek AS			1,096,644	17,004
	Koza Altin Isletmeleri AS			792,036	15,650
	TAV Havalimanlari Holding AS			2,557,481	13,966
	Ford Otomotiv Sanayi AS			1,174,888	11,285
	Turkiye Sise ve Cam Fabrikalari AS			6,763,219	9,398
*	Asya Katilim Bankasi AS			7,743,941	8,314
					1,132,560
Total Common Stocks (Cost $64,380,601)					65,520,239
		Coupon
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.1%)
[3,4] Vanguard Market Liquidity Fund		0.155%		1,376,606,189	1,376,606

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Freddie Mac Discount Notes		0.150%	8/27/12	10,100	10,099

6 United States Treasury Note/Bond	0.375%	8/31/12	1,000	1,000
				11,099
Total Temporary Cash Investments (Cost $1,387,705)				1,387,705
Total Investments (101.9%) (Cost $65,768,306)				66,907,944
Other Assets and Liabilities-Net (-1.9%)[4]				(1,216,860)
Net Assets (100%)				65,691,084

Securities with a market value of less than $500 are displayed with a dash.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,287,967,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate value of these securities was $1,800,128,000, representing 2.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,376,606,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $10,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Emerging Markets Stock Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	14,302,751	18,112	—
Common Stocks—Other	2,404,054	48,795,322	—
Temporary Cash Investments	1,376,606	11,099	—
Futures Contracts—Assets[1]	1,885	—	—
Total	18,085,296	48,824,533	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Taiwan Index	August 2012	6,500	164,840	7,267

E. At July 31, 2012, the cost of investment securities for tax purposes was $65,800,143,000. Net unrealized appreciation of investment securities for tax purposes was $1,107,801,000, consisting of unrealized gains of $9,956,840,000 on securities that had risen in value since their purchase and $8,849,039,000 in unrealized losses on securities that had fallen in value since their purchase.

Emerging Markets Stock Index Fund

Vanguard Total World Stock Index Fund

Schedule of Investments
As of July 31, 2012

Market
Value
Shares	($000)
Common Stocks (99.2%)
Argentina (0.0%)
Tenaris SA ADR	11,484	440

Australia (3.2%)
BHP Billiton Ltd.	187,113	6,216
Commonwealth Bank of Australia	94,327	5,679
Westpac Banking Corp.	170,787	4,143
Australia & New Zealand Banking Group Ltd.	149,827	3,684
National Australia Bank Ltd.	126,565	3,302
Woolworths Ltd.	70,016	2,098
Woodside Petroleum Ltd.	44,472	1,568
Rio Tinto Ltd.	27,263	1,510
Wesfarmers Ltd.	43,894	1,498
Westfield Group	137,831	1,442
CSL Ltd.	31,130	1,392
QBE Insurance Group Ltd.	70,137	1,029
Newcrest Mining Ltd.	41,728	1,021
Telstra Corp. Ltd.	231,533	972
Origin Energy Ltd.	78,086	964
Orica Ltd.	34,153	888
Brambles Ltd.	135,972	888
Wesfarmers Ltd. Price Protected Shares	24,235	862
Fortescue Metals Group Ltd.	188,217	808
WorleyParsons Ltd.	25,670	700
Insurance Australia Group Ltd.	170,191	671
AMP Ltd.	150,001	629
Suncorp Group Ltd.	68,466	607
Santos Ltd.	48,026	539
Macquarie Group Ltd.	20,414	531
Transurban Group	76,005	488
Oil Search Ltd.	66,658	487
Amcor Ltd.	58,725	464
Westfield Retail Trust	144,639	462
AGL Energy Ltd.	26,839	442
Coca-Cola Amatil Ltd.	29,948	437
QR National Ltd.	121,235	406
GUD Holdings Ltd.	44,784	400
Stockland	112,866	396
1	Spark Infrastructure Group	208,073	356
GPT Group	91,676	330
Reject Shop Ltd.	30,168	311
UGL Ltd.	22,674	309
Incitec Pivot Ltd.	93,046	302
ASX Ltd.	9,005	294
Goodman Group	74,633	294
^	carsales.com Ltd.	43,736	289
Iluka Resources Ltd.	26,615	263
Crown Ltd.	29,640	262
Sonic Healthcare Ltd.	19,759	262
Campbell Brothers Ltd.	5,279	258

Whitehaven Coal Ltd.	67,077	257
Dexus Property Group	239,829	249
APA Group	48,174	247
Mirvac Group	168,766	242
Lend Lease Group	27,943	236
CFS Retail Property Trust Group	111,755	232
GrainCorp Ltd.	23,273	224
Asciano Ltd.	49,290	224
Primary Health Care Ltd.	69,027	218
Computershare Ltd.	26,959	216
Metcash Ltd.	60,015	215
Iress Ltd.	29,801	209
Navitas Ltd.	50,787	207
Tatts Group Ltd.	67,497	205
Seek Ltd.	32,152	204
Investa Office Fund	66,681	203
James Hardie Industries SE	23,108	202
Leighton Holdings Ltd.	10,975	196
Cochlear Ltd.	2,817	195
Echo Entertainment Group Ltd.	43,687	192
Ramsay Health Care Ltd.	7,646	190
Monadelphous Group Ltd.	7,575	172
^ Flight Centre Ltd.	7,420	165
Treasury Wine Estates Ltd.	34,620	160
* Regis Resources Ltd.	32,830	156
Bradken Ltd.	29,923	156
Commonwealth Property Office Fund	133,616	150
Adelaide Brighton Ltd.	42,509	149
Bendigo and Adelaide Bank Ltd.	17,379	149
Toll Holdings Ltd.	35,051	147
Harvey Norman Holdings Ltd.	69,041	145
Charter Hall Retail REIT	39,421	143
Sims Metal Management Ltd.	16,417	142
* PanAust Ltd.	55,538	137
Sigma Pharmaceuticals Ltd.	209,696	133
David Jones Ltd.	51,454	131
OZ Minerals Ltd.	16,620	131
Myer Holdings Ltd.	66,718	128
TABCORP Holdings Ltd.	37,548	128
Boral Ltd.	36,188	127
* CGA Mining Ltd.	61,000	125
Aristocrat Leisure Ltd.	50,631	125
Bank of Queensland Ltd.	15,300	122
* Downer EDI Ltd.	37,545	119
Atlas Iron Ltd.	61,964	111
Transfield Services Ltd.	57,532	111
Mount Gibson Iron Ltd.	105,993	105
Perpetual Ltd.	4,177	104
Caltex Australia Ltd.	7,023	104
Mineral Resources Ltd.	12,467	104
* Aurora Oil & Gas Ltd.	29,000	103
Alumina Ltd.	145,931	103
Beach Energy Ltd.	87,355	100
Boart Longyear Ltd.	41,694	99
Challenger Ltd.	26,607	93
^ JB Hi-Fi Ltd.	9,939	92
Ansell Ltd.	6,337	88

*	Perseus Mining Ltd.	36,239	86
	SP AusNet	75,092	83
^,* Mesoblast Ltd.		12,513	82
	IOOF Holdings Ltd.	12,429	81
*	Sundance Resources Ltd.	218,642	77
	Centro Retail Australia	35,463	76
*	Resolute Mining Ltd.	53,798	76
*	Qantas Airways Ltd.	61,110	73
*	Karoon Gas Australia Ltd.	17,598	68
^,* Lynas Corp. Ltd.		80,809	67
	New Hope Corp. Ltd.	13,939	59
*	BlueScope Steel Ltd.	206,594	57
*	Energy Resources of Australia Ltd.	38,157	55
*	Arrium Ltd.	73,716	55
	DuluxGroup Ltd.	13,950	45
*	Paladin Energy Ltd.	36,863	45
	Goodman Fielder Ltd.	79,350	40
*	Aquila Resources Ltd.	16,696	37
	CSR Ltd.	26,113	34
	Billabong International Ltd.	20,048	28
			61,497
Austria (0.1%)
	Voestalpine AG	20,171	548
*	Erste Group Bank AG	14,528	262
	OMV AG	7,497	235
	Andritz AG	4,016	220
	Atrium European Real Estate Ltd.	41,152	184
	IMMOFINANZ AG	54,176	177
	Wienerberger AG	20,167	170
	Telekom Austria AG	17,373	158
	Raiffeisen Bank International AG	3,302	109
	Schoeller-Bleckmann Oilfield Equipment AG	1,209	101
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,997	78
	Verbund AG	3,189	61
	Strabag SE	1,787	40
			2,343
Belgium (0.4%)
	Anheuser-Busch InBev NV	45,040	3,564
	Umicore SA	15,143	670
	Ageas	174,186	345
	UCB SA	6,617	331
	Sofina SA	3,883	287
	Groupe Bruxelles Lambert SA	3,986	260
	Belgacom SA	8,410	242
	Solvay SA Class A	2,184	227
	Ackermans & van Haaren NV	2,684	205
	Recticel SA	32,580	203
	Cofinimmo	1,856	201
	Telenet Group Holding NV	4,319	190
	KBC Groep NV	8,769	183
	Delhaize Group SA	4,867	174
	Colruyt SA	3,340	152
	Befimmo SCA Sicafi	2,451	146
	Nyrstar (Voting Shares)	21,066	101
	D'ieteren SA	1,939	81

NV Bekaert SA	2,304	59
		7,621
Brazil (1.7%)
Cia de Bebidas das Americas ADR	83,701	3,227
Petroleo Brasileiro SA ADR Type A	142,155	2,705
Itau Unibanco Holding SA ADR	130,445	2,062
Banco Bradesco SA ADR	130,740	2,006
Vale SA Class B ADR	110,681	1,962
Vale SA Class B Preferred ADR	101,584	1,834
Petroleo Brasileiro SA ADR	81,168	1,593
Embraer SA ADR	34,720	881
Itausa - Investimentos Itau SA Prior Pfd.	168,873	793
BM&FBovespa SA	135,750	764
BRF - Brasil Foods SA	48,024	686
Banco do Brasil SA	63,393	670
Petroleo Brasileiro SA Prior Pfd.	66,992	638
Ultrapar Participacoes SA	26,748	627
CCR SA	72,100	602
Oi SA ADR	37,658	559
Cia Energetica de Minas Gerais Prior Pfd.	26,562	506
Cielo SA	17,246	504
Banco Santander Brasil SA	54,800	416
Redecard SA	25,688	414
Gerdau SA Prior Pfd.	39,500	359
Cia Siderurgica Nacional SA ADR	68,170	353
Cia de Saneamento Basico do Estado de Sao Paulo	8,000	337
Souza Cruz SA	23,100	327
Petroleo Brasileiro SA	33,046	324
CPFL Energia SA	27,900	324
Cia de Bebidas das Americas	9,840	307
Natura Cosmeticos SA	10,600	277
BR Malls Participacoes SA	22,000	257
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	6,138	248
Tractebel Energia SA	13,500	242
* OGX Petroleo e Gas Participacoes SA	81,600	227
Lojas Americanas SA Prior Pfd.	32,131	227
BR Properties SA	18,900	219
Telefonica Brasil SA Prior Pfd.	9,280	217
* Hypermarcas SA	31,512	202
Tim Participacoes SA	45,200	188
Lojas Renner SA	6,300	187
Centrais Eletricas Brasileiras SA	26,900	185
Bradespar SA Prior Pfd.	11,200	165
Localiza Rent a Car SA	10,000	162
All America Latina Logistica SA	34,800	161
Vale SA Prior Pfd.	9,000	160
CETIP SA - Mercados Organizados	12,607	159
Itau Unibanco Holding SA	11,300	157
Raia Drogasil SA	13,900	156
Cia Hering	7,800	155
Klabin SA Prior Pfd.	33,600	148
Cia de Saneamento de Minas Gerais-COPASA	5,900	144
Totvs SA	7,800	144
Cia Energetica de Sao Paulo Prior Pfd.	7,285	133
Centrais Eletricas Brasileiras SA Prior Pfd.	13,100	127
* JBS SA	46,798	124
Marcopolo SA Prior Pfd.	24,700	122

Cia Paranaense de Energia Prior Pfd.	5,900	120
WEG SA	12,747	117
Cosan SA Industria e Comercio	7,500	114
Anhanguera Educacional Participacoes SA	7,900	112
Metalurgica Gerdau SA Prior Pfd. Class A	9,500	108
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,498	106
Diagnosticos da America SA	18,000	101
AES Tiete SA Prior Pfd.	6,800	96
Multiplan Empreendimentos Imobiliarios SA	3,800	96
PDG Realty SA Empreendimentos e Participacoes	55,900	95
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	26,200	94
MRV Engenharia e Participacoes SA	16,600	91
Odontoprev SA	17,400	84
EDP - Energias do Brasil SA	12,600	83
Vale SA	4,100	74
Duratex SA	12,660	74
Cia Energetica de Minas Gerais ADR	3,875	74
Banco do Estado do Rio Grande do Sul Prior Pfd.	9,200	73
Gerdau SA	9,800	72
Amil Participacoes SA	7,100	68
Embraer SA	10,400	66
* Fibria Celulose SA	8,600	66
Light SA	5,273	65
Lojas Americanas SA	9,076	60
EcoRodovias Infraestrutura e Logistica SA	7,300	59
Oi SA	10,254	59
Braskem SA Prior Pfd.	9,400	57
Porto Seguro SA	6,472	56
Gerdau SA ADR	5,726	52
Tim Participacoes SA ADR	2,400	51
* Gafisa SA	40,500	50
Rossi Residencial SA	21,900	50
Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	1,573	44
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	4,608	44
Usinas Siderurgicas de Minas Gerais SA	10,800	44
Sul America SA	6,307	38
* MPX Energia SA	1,800	29
* OSX Brasil SA	4,800	28
* HRT Participacoes em Petroleo SA	10,000	24
Suzano Papel e Celulose SA Prior Pfd. Class A	12,234	24
Oi SA Prior Pfd.	3,202	16
* CCX Carvao da Colombia SA	1,800	4
* PDG Realty SA Empreendimentos e Participacoes Rights Exp. 8/17/2012	9,817	—
		33,511
Canada (4.3%)
Royal Bank of Canada	87,014	4,458
Toronto-Dominion Bank	48,272	3,799
Bank of Nova Scotia	69,065	3,605
Suncor Energy Inc.	95,424	2,917
Potash Corp. of Saskatchewan Inc.	50,540	2,238
Canadian National Railway Co.	24,278	2,142
Barrick Gold Corp.	58,408	1,923
Canadian Natural Resources Ltd.	67,560	1,843
Enbridge Inc.	44,880	1,836
TransCanada Corp.	39,174	1,784
Goldcorp Inc.	47,731	1,723
^ Bank of Montreal	29,829	1,709

	Canadian Imperial Bank of Commerce	21,496	1,572
	Nexen Inc.	61,544	1,564
	Brookfield Asset Management Inc. Class A	42,876	1,454
	Cenovus Energy Inc.	41,674	1,274
	Tim Hortons Inc.	21,587	1,148
	Manulife Financial Corp.	101,200	1,087
	Canadian Pacific Railway Ltd.	12,499	1,016
	Agrium Inc.	10,251	975
	Encana Corp.	43,280	964
	Teck Resources Ltd. Class B	32,010	898
	Crescent Point Energy Corp.	22,100	878
*	Valeant Pharmaceuticals International Inc.	17,700	844
	Imperial Oil Ltd.	19,290	826
	Thomson Reuters Corp.	26,501	752
	Sun Life Financial Inc.	34,392	747
	Cameco Corp.	35,404	741
	Talisman Energy Inc.	59,866	740
*	CGI Group Inc. Class A	29,334	691
	Canadian Utilities Ltd. Class A	9,034	631
	Silver Wheaton Corp.	22,100	609
	Yamana Gold Inc.	40,900	606
	First Quantum Minerals Ltd.	31,900	579
	Kinross Gold Corp.	66,949	559
	National Bank of Canada	7,230	538
	Magna International Inc.	12,760	511
	BCE Inc. (Foreign Shares)	11,800	502
	Power Corp. of Canada	21,190	487
	Agnico-Eagle Mines Ltd.	10,859	477
	Franco-Nevada Corp.	9,700	473
	Eldorado Gold Corp.	42,305	458
	Shoppers Drug Mart Corp.	10,860	448
	Canadian Oil Sands Ltd.	21,500	433
	Intact Financial Corp.	6,500	418
	Pembina Pipeline Corp.	15,600	417
	Shaw Communications Inc. Class B	20,520	400
	Power Financial Corp.	16,160	398
	Fairfax Financial Holdings Ltd.	1,000	376
^	ARC Resources Ltd.	15,000	374
^	RioCan REIT	13,100	374
	Husky Energy Inc.	14,760	367
	Great-West Lifeco Inc.	16,900	365
^,* InterOil Corp.		4,100	351
	Pacific Rubiales Energy Corp.	14,765	334
*	Catamaran Corp.	3,900	331
	Viterra Inc.	20,600	330
	Fortis Inc.	9,700	324
	Saputo Inc.	7,600	324
	Progress Energy Resources Corp.	14,200	322
	Astral Media Inc. Class A	6,500	319
	Brookfield Office Properties Inc.	18,500	316
	Alimentation Couche Tard Inc. Class B	6,600	313
*	New Gold Inc.	30,500	311
	Penn West Petroleum Ltd.	22,600	308
	SNC-Lavalin Group Inc.	7,500	296
	Metro Inc.	5,200	289
	Bombardier Inc. Class B	79,800	287
*	MEG Energy Corp.	7,000	285

*	Tourmaline Oil Corp.	9,300	269
*	Athabasca Oil Corp.	21,800	267
	Atco Ltd.	3,600	265
	Artis REIT	15,700	264
	IAMGOLD Corp.	23,600	264
	Dollarama Inc.	4,200	262
	Emera Inc.	7,400	261
	IGM Financial Inc.	6,600	259
	Canadian Tire Corp. Ltd. Class A	3,900	258
	RONA Inc.	18,500	249
^,* Research In Motion Ltd.		33,572	240
	Jean Coutu Group PJC Inc. Class A	16,700	240
	CI Financial Corp.	10,700	238
	Onex Corp.	6,100	232
	Teekay Corp.	7,500	230
	Vermilion Energy Inc.	4,900	228
*	Ivanhoe Mines Ltd.	26,425	223
	Russel Metals Inc.	8,600	221
	Corus Entertainment Inc. Class B	9,700	219
	Baytex Energy Corp.	5,100	211
	Methanex Corp.	7,700	211
	Dundee REIT	5,500	211
	Empire Co. Ltd. Class A	3,700	211
	Primaris Retail REIT	8,600	206
	Finning International Inc.	8,600	198
^	Cominar REIT	7,900	194
	Morguard REIT	10,700	194
	Bank of Montreal	3,309	189
	Rogers Communications Inc. Class B	4,800	188
	TELUS Corp.	3,000	187
	Gildan Activewear Inc.	6,600	186
	Allied Properties REIT	6,200	185
*	Osisko Mining Corp.	21,600	185
	Aimia Inc.	13,800	184
	CAE Inc.	17,900	180
^	Loblaw Cos. Ltd.	5,500	179
	TransAlta Corp.	11,260	176
	TransForce Inc.	9,800	174
	Peyto Exploration & Development Corp.	8,100	173
	First Capital Realty Inc.	8,900	165
	Quebecor Inc. Class B	4,600	162
	Atlantic Power Corp.	11,600	160
	TMX Group Inc.	3,200	158
*	Dundee Corp. Class A	7,200	157
	AltaGas Ltd.	5,000	156
*	FirstService Corp.	5,800	155
	George Weston Ltd.	2,600	154
	Pan American Silver Corp.	10,224	153
	Sherritt International Corp.	34,400	153
	Pengrowth Energy Corp.	24,000	153
	Stantec Inc.	5,300	152
	Laurentian Bank of Canada	3,200	152
	Inmet Mining Corp.	3,800	151
	Boardwalk REIT	2,300	147
	Mullen Group Ltd.	6,600	145
	H&R REIT	5,600	140
*	Catamaran Corp.	1,651	140

	HudBay Minerals Inc.	16,500	139
	Toromont Industries Ltd.	6,700	139
	Canadian REIT	3,300	139
	Progressive Waste Solutions Ltd.	6,900	138
	AGF Management Ltd. Class B	11,100	132
*	Lundin Mining Corp.	30,700	131
*	Open Text Corp.	2,900	131
*	Great Canadian Gaming Corp.	13,100	128
	Ensign Energy Services Inc.	8,700	128
	Calloway REIT	4,300	127
	MacDonald Dettwiler & Associates Ltd.	2,300	126
	Linamar Corp.	6,200	125
	Chartwell Seniors Housing REIT	12,400	124
	Maple Leaf Foods Inc.	12,300	123
*	Detour Gold Corp.	5,500	122
	ShawCor Ltd. Class A	3,400	120
	Ritchie Bros Auctioneers Inc.	5,500	116
	Manitoba Telecom Services Inc.	3,400	116
	CCL Industries Inc. Class B	3,300	114
	Bonterra Energy Corp.	2,400	112
	West Fraser Timber Co. Ltd.	2,100	111
*	Canfor Corp.	9,400	111
*	Celestica Inc.	14,500	110
	Canadian Western Bank	4,200	110
	Industrial Alliance Insurance & Financial Services Inc.	4,900	109
	CML HealthCare Inc.	11,600	108
	Alamos Gold Inc.	6,900	108
^	PetroBakken Energy Ltd. Class A	8,500	106
*	Precision Drilling Corp.	13,200	105
	TELUS Corp. Class A	1,700	104
	Reitmans Canada Ltd. Class A	8,700	104
*	Petrobank Energy & Resources Ltd.	8,900	103
	Cogeco Cable Inc.	2,800	101
	Canadian Apartment Properties REIT	4,100	101
	Home Capital Group Inc. Class B	2,200	99
	Keyera Corp.	2,100	95
^,* Westport Innovations Inc.		2,500	94
	Trilogy Energy Corp.	3,800	92
*	Celtic Exploration Ltd.	5,100	89
	Trican Well Service Ltd.	7,400	89
	Genworth MI Canada Inc.	5,200	88
*	AuRico Gold Inc.	13,500	88
*	Dundee Precious Metals Inc.	11,000	86
*	Alacer Gold Corp.	14,100	84
*	Silver Standard Resources Inc.	6,500	83
*	Uranium One Inc.	35,900	82
*	Imax Corp.	3,600	80
	Enerflex Ltd.	6,900	79
*	Crew Energy Inc.	10,700	74
	Calfrac Well Services Ltd.	3,100	73
*	Paramount Resources Ltd. Class A	2,600	70
*	Legacy Oil & Gas Inc.	10,800	70
	Niko Resources Ltd.	4,000	69
	Trinidad Drilling Ltd.	10,700	62
*	Imperial Metals Corp.	7,400	62
*	First Majestic Silver Corp.	3,800	62
*	Aurizon Mines Ltd.	13,800	61

	Centerra Gold Inc.	8,500	61
	Major Drilling Group International	6,000	61
*	Rubicon Minerals Corp.	19,300	60
*	BlackPearl Resources Inc.	20,000	60
*	Capstone Mining Corp.	26,300	59
^,* Golden Star Resources Ltd.		49,800	58
	Silvercorp Metals Inc.	10,900	58
	Petrominerales Ltd.	6,200	57
*	Thompson Creek Metals Co. Inc.	20,500	57
*	Kirkland Lake Gold Inc.	4,700	55
*	Seabridge Gold Inc.	3,600	53
*	QLT Inc.	6,200	52
	SEMAFO Inc.	16,000	50
	Nevsun Resources Ltd.	14,300	50
*	Birchcliff Energy Ltd.	6,600	46
*	Bankers Petroleum Ltd.	15,900	39
*	NovaGold Resources Inc.	9,000	36
*	Gabriel Resources Ltd.	12,200	21
			82,037
Chile (0.3%)
	Empresa Nacional de Electricidad SA ADR	13,578	679
	Empresas COPEC SA	37,451	543
	Empresas CMPC SA	117,164	440
	SACI Falabella	36,038	351
	Cencosud SA	49,909	285
	Empresa Nacional de Electricidad SA	167,940	280
	Sociedad Quimica y Minera de Chile SA ADR	4,611	276
	Banco Santander Chile	3,784,612	275
	Latam Airlines Group SA	10,249	253
	Banco de Chile	1,749,300	249
	Enersis SA	742,909	247
	CAP SA	5,685	204
	Vina Concha y Toro SA	102,740	201
	Sonda SA	52,948	159
	Banco de Credito e Inversiones	1,932	124
*	Latam Airlines Group SA	4,562	111
	Salfacorp SA	57,321	106
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	1,748	105
*	Colbun SA	354,353	98
	Corpbanca	7,608,317	95
	Sociedad Matriz Banco de Chile Class B	276,858	94
	ENTEL Chile SA	4,343	86
	Cia Cervecerias Unidas SA	6,295	83
	AES Gener SA	134,372	73
*	Sociedad Matriz SAAM SA	651,844	72
*	Cia Sud Americana de Vapores SA	583,637	71
			5,560
China (2.2%)
	China Mobile Ltd.	361,143	4,214
	China Construction Bank Corp.	4,395,060	2,953
	CNOOC Ltd.	1,193,000	2,393
	Industrial & Commercial Bank of China	3,966,245	2,261
	Bank of China Ltd.	5,018,800	1,909
	PetroChina Co. Ltd.	1,350,000	1,686
	Tencent Holdings Ltd.	53,200	1,579
	China Life Insurance Co. Ltd.	495,000	1,359

China Petroleum & Chemical Corp.	1,193,319	1,075
Ping An Insurance Group Co.	129,095	1,005
China Shenhua Energy Co. Ltd.	241,500	899
Hengan International Group Co. Ltd.	90,500	856
Belle International Holdings Ltd.	454,000	834
China Unicom Hong Kong Ltd.	497,574	728
Want Want China Holdings Ltd.	561,000	678
Tsingtao Brewery Co. Ltd.	110,823	648
China Overseas Land & Investment Ltd.	256,480	602
Lenovo Group Ltd.	766,000	528
China Telecom Corp. Ltd.	984,034	511
Agricultural Bank of China Ltd.	1,222,500	494
Kunlun Energy Co. Ltd.	280,000	450
* Hunan Nonferrous Metal Corp. Ltd.	1,212,000	375
China Merchants Bank Co. Ltd.	195,131	357
Tingyi Cayman Islands Holding Corp.	142,000	351
Beijing Capital International Airport Co. Ltd.	514,000	350
China Citic Bank Corp. Ltd.	592,010	297
China Pacific Insurance Group Co. Ltd.	92,000	290
^ China Minsheng Banking Corp. Ltd.	306,300	283
China Resources Land Ltd.	134,000	270
Inner Mongolia Yitai Coal Co. Class B	50,700	269
Bank of Communications Co. Ltd.	407,058	268
PICC Property & Casualty Co. Ltd.	230,600	256
China Communications Construction Co. Ltd.	279,375	244
Digital China Holdings Ltd.	152,000	236
China State Construction International Holdings Ltd.	218,000	226
^ China National Building Material Co. Ltd.	230,000	223
Hangzhou Steam Turbine Co. Class B	287,357	222
China Foods Ltd.	230,000	215
China Resources Power Holdings Co. Ltd.	99,400	209
Beijing Enterprises Holdings Ltd.	32,000	208
* Haier Electronics Group Co. Ltd.	176,000	202
China Mengniu Dairy Co. Ltd.	68,000	202
China Merchants Holdings International Co. Ltd.	62,000	192
Dongfeng Motor Group Co. Ltd.	134,000	185
Yuexiu Property Co. Ltd.	799,200	180
Sun Art Retail Group Ltd.	151,579	179
* SINA Corp.	3,900	177
China Coal Energy Co. Ltd.	193,000	177
^ Uni-President China Holdings Ltd.	184,000	175
Anhui Conch Cement Co. Ltd.	66,000	172
China Resources Enterprise Ltd.	60,000	166
Yanzhou Coal Mining Co. Ltd.	106,000	157
Jiangxi Copper Co. Ltd.	71,000	155
China Gas Holdings Ltd.	294,000	155
ENN Energy Holdings Ltd.	40,000	153
China Shanshui Cement Group Ltd.	267,000	151
^ Guangzhou R&F Properties Co. Ltd.	117,400	149
Sino Biopharmaceutical	384,000	145
Dah Chong Hong Holdings Ltd.	166,000	142
^ Evergrande Real Estate Group Ltd.	296,000	137
COSCO Pacific Ltd.	96,000	132
Citic Pacific Ltd.	91,000	131
China Oilfield Services Ltd.	80,000	123
Great Wall Motor Co. Ltd.	54,250	121
Zhejiang Expressway Co. Ltd.	160,000	116

Zhejiang Southeast Electric Power Co. Class B	245,800	115
China BlueChemical Ltd.	176,000	115
* China COSCO Holdings Co. Ltd.	276,500	114
Sinopharm Group Co. Ltd.	37,600	110
Huaneng Power International Inc.	152,000	110
Parkson Retail Group Ltd.	117,500	105
China Shipping Development Co. Ltd.	256,000	104
Greentown China Holdings Ltd.	97,879	103
Country Garden Holdings Co. Ltd.	273,817	103
Shimao Property Holdings Ltd.	71,500	102
Sino-Ocean Land Holdings Ltd.	209,500	102
* Brilliance China Automotive Holdings Ltd.	126,000	101
* Aluminum Corp. of China Ltd.	243,331	100
Zijin Mining Group Co. Ltd.	313,301	99
Shenzhen Chiwan Petroleum Class B	108,200	98
China International Marine Containers Group Co. Ltd. Class B	77,000	93
China Railway Construction Corp. Ltd.	102,626	89
^ Zoomlion Heavy Industry Science and Technology Co. Ltd.	80,180	89
Shandong Weigao Group Medical Polymer Co. Ltd.	80,000	89
Guangzhou Automobile Group Co. Ltd.	117,857	88
Longfor Properties Co. Ltd.	58,500	86
China Vanke Co. Ltd. Class B	66,500	85
Yantai Changyu Pioneer Wine Co. Ltd. Class B	12,633	85
Air China Ltd.	116,000	82
Guangdong Investment Ltd.	112,000	81
Agile Property Holdings Ltd.	68,000	80
China Railway Group Ltd.	184,000	80
Great Wall Technology Co. Ltd.	458,000	80
Soho China Ltd.	106,000	78
Foshan Huaxin Packaging Co. Ltd. Class B	266,600	74
CSR Corp. Ltd.	98,000	72
Shanghai Industrial Holdings Ltd.	26,000	71
* Poly Hong Kong Investments Ltd.	136,000	71
Zhuzhou CSR Times Electric Co. Ltd.	29,000	69
Geely Automobile Holdings Ltd.	205,000	67
China Agri-Industries Holdings Ltd.	136,000	67
Kingboard Chemical Holdings Ltd.	32,500	67
Datang International Power Generation Co. Ltd.	188,000	66
BBMG Corp.	103,500	64
Shui On Land Ltd.	154,500	63
Weiqiao Textile Co.	191,000	63
1 New China Life Insurance Co. Ltd.	20,100	63
China Resources Gas Group Ltd.	32,000	62
Vinda International Holdings Ltd.	37,000	61
* Byd Co. Ltd.	35,500	60
KWG Property Holding Ltd.	108,500	60
Jiangsu Expressway Co. Ltd.	64,000	59
Shanghai Electric Group Co. Ltd.	152,000	57
Zhaojin Mining Industry Co. Ltd.	45,500	56
Chongqing Rural Commercial Bank	146,000	56
^ GCL-Poly Energy Holdings Ltd.	382,000	56
China Everbright Ltd.	42,000	56
China Resources Cement Holdings Ltd.	106,000	55
Wumart Stores Inc.	28,000	54
* China Taiping Insurance Holdings Co. Ltd.	38,800	54
* Weichai Power Co. Ltd.	18,000	54
Golden Eagle Retail Group Ltd.	30,000	54

	MGM China Holdings Ltd.	38,800	54
	China Longyuan Power Group Corp.	80,000	51
	Fosun International Ltd.	106,500	51
	GOME Electrical Appliances Holding Ltd.	620,720	51
	Intime Department Store Group Co. Ltd.	54,000	51
1	CITIC Securities Co. Ltd.	28,000	49
*	China Shipping Container Lines Co. Ltd.	199,000	48
	Skyworth Digital Holdings Ltd.	124,000	48
^	Huabao International Holdings Ltd.	106,000	47
	China Southern Airlines Co. Ltd.	88,000	43
	Nine Dragons Paper Holdings Ltd.	91,000	42
^	China Yurun Food Group Ltd.	68,000	40
	ZTE Corp.	29,212	39
	Dongyue Group	71,000	37
	Anta Sports Products Ltd.	52,000	29
^	Guangzhou Pharmaceutical Co. Ltd.	14,000	24
*	Chaoda Modern Agriculture Holdings Ltd.	132,000	8
			41,994
Colombia (0.1%)
	Ecopetrol SA	267,320	768
	Grupo de Inversiones Suramericana SA	35,111	601
	Bancolombia SA ADR	8,596	532
	Almacenes Exito SA	11,369	195
	Isagen SA ESP	104,160	144
	Interconexion Electrica SA ESP	15,254	97
	Corp Financiera Colombiana SA	4,429	82
	Cementos Argos SA	16,029	63
	Inversiones Argos SA Prior Pfd.	4,968	48
			2,530
Czech Republic (0.0%)
	CEZ AS	12,643	426
	Komercni Banka AS	780	132
	Telefonica Czech Republic AS	3,549	67
			625
Denmark (0.5%)
	Novo Nordisk A/S Class B	25,768	3,973
	Coloplast A/S Class B	4,308	816
*	Danske Bank A/S	50,022	741
	AP Moeller - Maersk A/S Class B	85	588
	Carlsberg A/S Class B	5,872	475
	Novozymes A/S	14,012	344
	DSV A/S	10,501	225
	AP Moeller - Maersk A/S Class A	34	224
	GN Store Nord A/S	18,498	220
*	Sydbank A/S	11,263	182
*	Topdanmark A/S	979	166
*	Auriga Industries Class B	12,792	162
	FLSmidth & Co. A/S	2,395	144
*	Jyske Bank A/S	5,146	138
*	William Demant Holding A/S	1,178	111
	Tryg A/S	1,023	58
	H Lundbeck A/S	2,918	58
^,* Vestas Wind Systems A/S		11,842	56
			8,681
Egypt (0.1%)
	Orascom Construction Industries GDR	13,802	587

Sidi Kerir Petrochemicals Co.	79,618	159
National Societe Generale Bank SAE	31,405	157
Commercial International Bank Egypt SAE	28,753	129
Telecom Egypt Co.	55,015	114
Alexandria Mineral Oils Co.	7,392	104
* Orascom Telecom Holding SAE GDR	30,107	78
Egyptian Kuwaiti Holding Co. SAE	50,301	61
* Talaat Moustafa Group	84,619	56
Orascom Telecom Media And Technology Holding SAE GDR	30,107	12
		1,457
Finland (0.3%)
Sampo Oyj	32,706	866
Kone Oyj Class B	10,196	632
^ Nokia Oyj	208,382	500
Wartsila OYJ Abp	14,269	427
Metso Oyj	11,271	410
UPM-Kymmene Oyj	37,330	399
Nokian Renkaat Oyj	9,414	375
Fortum Oyj	19,660	329
Outotec Oyj	5,646	258
Orion Oyj Class B	12,656	252
Elisa Oyj	10,310	214
Stora Enso Oyj	31,384	179
Sponda Oyj	44,471	179
Pohjola Bank plc Class A	14,770	171
Huhtamaki Oyj	11,387	171
YIT Oyj	8,516	152
Konecranes Oyj	5,372	139
Tieto Oyj	8,018	133
Amer Sports Oyj	10,003	113
* Outokumpu Oyj	123,288	108
Kesko Oyj Class B	3,410	88
Cargotec Oyj Class B	3,191	69
Neste Oil Oyj	6,334	67
		6,231
France (3.2%)
Sanofi	76,438	6,236
Total SA	128,019	5,899
LVMH Moet Hennessy Louis Vuitton SA	20,863	3,138
BNP Paribas SA	63,614	2,350
Danone SA	38,318	2,329
GDF Suez	95,587	2,133
L'Oreal SA	16,862	2,022
Air Liquide SA	17,371	1,943
AXA SA	154,057	1,872
Schneider Electric SA	31,109	1,754
Pernod-Ricard SA	15,117	1,625
Vivendi SA	74,994	1,422
Vinci SA	33,442	1,416
France Telecom SA	105,234	1,409
Cie Generale d'Optique Essilor International SA	12,248	1,066
ArcelorMittal	66,723	1,062
Unibail-Rodamco SE	5,403	1,036
Cie Generale des Etablissements Michelin	14,077	956
* Societe Generale SA	43,439	956
European Aeronautic Defence and Space Co. NV	26,615	955

Cie de St-Gobain	29,645	893
PPR	5,182	775
Carrefour SA	39,972	715
Hermes International	2,594	706
Alstom SA	21,082	699
Technip SA	6,639	697
Renault SA	15,920	694
Lafarge SA	13,859	635
Societe BIC SA	6,207	629
Christian Dior SA	3,761	519
Legrand SA	15,808	506
Sodexo	6,160	465
Accor SA	12,551	417
Electricite de France SA	18,524	384
Publicis Groupe SA	7,491	369
SES SA	15,260	367
Safran SA	10,403	352
Gemalto NV	4,531	346
Bouygues SA	12,918	325
Veolia Environnement SA	27,552	312
Arkema SA	4,216	310
Vallourec SA	7,367	305
Edenred	11,340	299
Dassault Systemes SA	2,997	296
SCOR SE	12,011	285
Cap Gemini SA	7,689	281
* Credit Agricole SA	60,749	260
Bureau Veritas SA	2,867	253
Eutelsat Communications SA	8,124	245
Havas SA	49,634	242
Suez Environnement Co.	21,109	232
* Cie Generale de Geophysique - Veritas	7,594	217
Zodiac Aerospace	2,156	210
Lagardere SCA	7,785	210
Saft Groupe SA	8,688	197
* Alcatel-Lucent	176,307	195
Groupe Eurotunnel SA	27,185	193
Eurofins Scientific	1,478	192
Casino Guichard Perrachon SA	2,266	190
STMicroelectronics NV	34,957	188
Remy Cointreau SA	1,558	184
AtoS	3,172	178
Valeo SA	4,048	173
Metropole Television SA	12,110	168
Orpea	4,455	166
Klepierre	4,982	162
Nexans SA	3,624	158
Imerys SA	3,027	152
Iliad SA	1,098	151
Wendel SA	2,019	144
^ Bourbon SA	5,273	139
Eurazeo	3,424	136
Societe de la Tour Eiffel	2,496	134
Teleperformance SA	5,376	132
CFAO SA	2,684	127
Neopost SA	2,222	127
Thales SA	4,011	125

	Aeroports de Paris	1,562	121
	Societe Immobiliere de Location pour l'Industrie et le Commerce	1,206	118
^,* Peugeot SA		15,267	118
	Rubis SCA	2,205	116
	Natixis	45,078	112
	Eiffage SA	4,209	111
	Fonciere Des Regions	1,422	103
	Etablissements Maurel et Prom	6,590	101
	Eramet	929	99
	ICADE	1,132	87
	SEB SA	1,286	85
	CNP Assurances	8,083	85
	Gecina SA	920	84
	BioMerieux	917	78
	Faurecia	4,590	73
	Societe Television Francaise 1	8,145	69
	JCDecaux SA	3,224	65
	Rexel SA	3,756	63
	Mercialys SA	2,574	51
			61,479
Germany (2.7%)
	Siemens AG	51,785	4,388
	Bayer AG	50,676	3,849
	BASF SE	51,918	3,790
	SAP AG	53,702	3,408
	Daimler AG	61,640	3,071
	Allianz SE	25,759	2,556
	E.ON AG	112,159	2,387
	Deutsche Telekom AG	178,993	2,018
	Deutsche Bank AG	56,902	1,728
	Volkswagen AG Prior Pfd.	9,360	1,593
	Muenchener Rueckversicherungs AG	10,244	1,452
	RWE AG	34,219	1,343
	Bayerische Motoren Werke AG	16,372	1,218
	Linde AG	8,170	1,215
	Deutsche Post AG	64,707	1,162
	Fresenius Medical Care AG & Co. KGaA	12,168	880
	Fresenius SE & Co. KGaA	7,797	830
	Deutsche Boerse AG	16,429	817
	Adidas AG	10,569	793
	Deutsche Wohnen AG	44,451	740
	Porsche Automobil Holding SE Prior Pfd.	12,287	632
	Henkel AG & Co. KGaA Prior Pfd.	8,758	629
	Henkel AG & Co. KGaA	10,583	625
	HeidelbergCement AG	13,131	608
	K&S AG	11,634	574
	Infineon Technologies AG	78,648	572
	Beiersdorf AG	7,221	478
	ThyssenKrupp AG	24,373	447
	Continental AG	3,968	359
*	Commerzbank AG	229,282	355
	Merck KGaA	3,177	320
	Deutsche Euroshop AG	8,453	310
	Volkswagen AG	1,945	309
	Lanxess AG	4,223	293
*	Kabel Deutschland Holding AG	4,633	290
	Brenntag AG	2,610	286

Metro AG	10,010	275
* QIAGEN NV	15,162	270
Aurubis AG	5,039	257
GEA Group AG	9,374	252
Symrise AG	7,946	249
Fuchs Petrolub AG Prior Pfd.	4,378	233
MTU Aero Engines Holding AG	3,038	228
MAN SE	2,228	208
Douglas Holding AG	4,962	207
Hannover Rueckversicherung AG	3,238	194
ProSiebenSat.1 Media AG Prior Pfd.	8,363	175
^ Gerry Weber International AG	4,199	172
Hugo Boss AG	1,484	149
Bilfinger Berger SE	1,777	146
Rhoen Klinikum AG	6,770	145
Wincor Nixdorf AG	3,793	144
Deutsche Lufthansa AG	11,416	144
* Hochtief AG	3,010	143
Stada Arzneimittel AG	4,389	139
Freenet AG	8,860	130
Wirecard AG	6,518	129
* Sky Deutschland AG	40,581	124
Axel Springer AG	2,547	114
Leoni AG	2,998	111
Fraport AG Frankfurt Airport Services Worldwide	1,948	110
United Internet AG	6,177	109
Suedzucker AG	3,115	107
Software AG	3,294	107
SGL Carbon SE	2,453	99
Aixtron SE NA	7,290	96
* Dialog Semiconductor plc	4,524	87
* TUI AG	12,874	83
Salzgitter AG	2,138	78
Puma SE	265	74
Celesio AG	3,981	72
Fielmann AG	648	58
Wacker Chemie AG	788	51
		51,794
Greece (0.1%)
* National Bank of Greece SA ADR	236,103	378
* Coca Cola Hellenic Bottling Co. SA	7,705	135
* Hellenic Telecommunications Organization SA ADR	98,852	118
* Titan Cement Co. SA	6,193	99
* Hellenic Telecommunications Organization SA	32,375	80
OPAP SA	12,689	76
* Alpha Bank AE	34,944	52
* Bank of Cyprus plc	187,651	50
		988
Hong Kong (1.2%)
1 AIA Group Ltd.	674,558	2,357
Hutchison Whampoa Ltd.	181,000	1,622
Sun Hung Kai Properties Ltd.	129,573	1,609
Hang Lung Group Ltd.	201,897	1,303
Cheung Kong Holdings Ltd.	90,400	1,183
Hong Kong Exchanges and Clearing Ltd.	77,800	1,038
Hongkong Land Holdings Ltd.	147,000	877

	Hang Seng Bank Ltd.	62,570	868
	CLP Holdings Ltd.	95,500	824
	Hong Kong & China Gas Co. Ltd.	354,308	820
	Jardine Matheson Holdings Ltd.	14,000	730
	Li & Fung Ltd.	362,000	711
	BOC Hong Kong Holdings Ltd.	224,500	687
	Jardine Strategic Holdings Ltd.	21,500	673
	Power Assets Holdings Ltd.	84,500	663
	Swire Pacific Ltd. Class A	46,352	555
	Link REIT	121,500	532
	Wharf Holdings Ltd.	80,600	464
	Bank of East Asia Ltd.	130,072	452
	Sands China Ltd.	148,000	434
	Hang Lung Properties Ltd.	100,000	353
	Henderson Land Development Co. Ltd.	58,000	336
	New World Development Co. Ltd.	251,000	319
	Sino Land Co. Ltd.	176,280	300
	MTR Corp. Ltd.	85,000	296
	Prosperity REIT	1,140,000	289
	Kerry Properties Ltd.	46,000	210
	Shangri-La Asia Ltd.	101,519	199
	SJM Holdings Ltd.	108,000	192
	Hysan Development Co. Ltd.	39,000	164
	Wheelock & Co. Ltd.	42,000	164
	Wynn Macau Ltd.	76,800	163
*,1 Galaxy Entertainment Group Ltd.		67,000	160
	First Pacific Co. Ltd.	134,400	150
	AAC Technologies Holdings Inc.	50,000	145
	Giordano International Ltd.	198,000	138
	Cathay Pacific Airways Ltd.	83,000	137
	Cheung Kong Infrastructure Holdings Ltd.	21,000	127
	ASM Pacific Technology Ltd.	9,200	118
	Yue Yuen Industrial Holdings Ltd.	38,000	115
	PCCW Ltd.	292,000	114
	VTech Holdings Ltd.	9,600	113
*	G-Resources Group Ltd.	1,914,000	110
	Wing Hang Bank Ltd.	12,000	110
	Television Broadcasts Ltd.	15,000	107
	Luk Fook Holdings International Ltd.	42,000	101
	Swire Properties Ltd.	32,446	97
^	Esprit Holdings Ltd.	77,831	94
	NWS Holdings Ltd.	57,500	88
	Hopewell Holdings Ltd.	30,000	87
	Lifestyle International Holdings Ltd.	37,500	86
	Seaspan Corp.	5,000	77
	Techtronic Industries Co.	55,000	74
	Orient Overseas International Ltd.	13,000	74
	Xinyi Glass Holdings Ltd.	136,000	68
*	Foxconn International Holdings Ltd.	79,000	24
			23,901
Hungary (0.0%)
	OTP Bank plc	18,660	286
	MOL Hungarian Oil and Gas plc	3,778	272
^,* FHB Mortgage Bank plc		65,256	136
	Richter Gedeon Nyrt	763	129
			823

India (1.0%)
HDFC Bank Ltd. ADR	59,213	2,008
Infosys Ltd. ADR	45,352	1,795
1 Reliance Industries Ltd. GDR	67,335	1,772
ITC Ltd.	308,281	1,427
Housing Development Finance Corp.	57,403	710
ICICI Bank Ltd.	39,465	679
Larsen & Toubro Ltd.	23,231	569
Bharti Airtel Ltd.	80,436	432
Hindustan Unilever Ltd.	43,616	366
Tata Consultancy Services Ltd.	15,573	346
Bajaj Auto Ltd.	11,495	330
Oil & Natural Gas Corp. Ltd.	63,536	325
Wipro Ltd.	51,353	312
Axis Bank Ltd.	16,418	306
* Cairn India Ltd.	50,775	303
LIC Housing Finance Ltd.	57,441	270
Federal Bank Ltd.	36,038	267
Yes Bank Ltd.	39,530	258
NTPC Ltd.	81,834	230
Coal India Ltd.	31,207	201
Tata Motors Ltd.	48,955	197
Sun Pharmaceutical Industries Ltd.	16,443	193
Titan Industries Ltd.	48,049	191
Lupin Ltd.	17,157	185
Cipla Ltd.	30,059	183
State Bank of India GDR	2,330	180
Apollo Hospitals Enterprise Ltd.	14,411	163
Grasim Industries Ltd.	3,156	163
Petronet LNG Ltd.	61,098	161
Power Grid Corp. of India Ltd.	75,181	160
Hindalco Industries Ltd.	72,576	155
Ultratech Cement Ltd.	5,215	153
Kotak Mahindra Bank Ltd.	15,566	149
Bharat Petroleum Corp. Ltd.	22,140	144
Hero Motocorp Ltd.	3,946	142
Bharat Heavy Electricals Ltd.	36,280	140
Jindal Steel & Power Ltd.	19,145	136
Hindustan Petroleum Corp. Ltd.	21,982	136
Mahindra & Mahindra Ltd.	10,637	133
Dr Reddy's Laboratories Ltd.	4,486	130
Infrastructure Development Finance Co. Ltd.	53,810	129
Nestle India Ltd.	1,572	127
GAIL India Ltd.	19,685	125
Siemens Ltd.	10,185	124
Punjab National Bank	8,346	109
Asian Paints Ltd.	1,552	101
HCL Technologies Ltd.	10,847	101
Canara Bank	15,022	98
Maruti Suzuki India Ltd.	4,727	96
* DLF Ltd.	23,878	89
Tata Steel Ltd.	11,558	86
Infosys Ltd.	2,004	80
Sterlite Industries India Ltd.	40,256	77
Ambuja Cements Ltd.	23,209	75
Tata Power Co. Ltd.	41,810	73
Colgate-Palmolive India Ltd.	3,469	72

JSW Steel Ltd.	5,939	71
Zee Entertainment Enterprises Ltd.	22,944	69
Sesa Goa Ltd.	20,167	68
Jaiprakash Associates Ltd.	48,036	63
Reliance Infrastructure Ltd.	6,838	60
* Ranbaxy Laboratories Ltd.	6,690	60
Rural Electrification Corp. Ltd.	17,514	59
Bajaj Holdings and Investment Ltd.	4,212	58
State Bank of India	1,589	57
Cummins India Ltd.	7,352	56
Indian Oil Corp. Ltd.	11,142	54
* Idea Cellular Ltd.	37,340	54
* Tata Chemicals Ltd.	9,174	50
Bank of Baroda	4,248	50
Adani Enterprises Ltd.	13,726	44
Adani Ports and Special Economic Zone	20,483	44
* Reliance Power Ltd.	11,690	19
		18,598
Indonesia (0.4%)
Astra International Tbk PT	2,065,030	1,518
Bank Mandiri Persero Tbk PT	1,011,916	881
Bank Central Asia Tbk PT	1,020,728	860
Telekomunikasi Indonesia Persero Tbk PT	529,088	510
Bank Rakyat Indonesia Persero Tbk PT	618,878	454
Lippo Karawaci Tbk PT	3,791,500	355
United Tractors Tbk PT	137,560	303
Semen Gresik Persero Tbk PT	158,000	215
Perusahaan Gas Negara Persero Tbk PT	499,000	199
Unilever Indonesia Tbk PT	72,000	184
Gudang Garam Tbk PT	30,500	181
Kalbe Farma Tbk PT	380,000	153
Charoen Pokphand Indonesia Tbk PT	451,000	151
Bank Danamon Indonesia Tbk PT	203,000	130
Bank Negara Indonesia Persero Tbk PT	298,130	125
Bumi Resources Tbk PT	1,110,500	121
Indocement Tunggal Prakarsa Tbk PT	53,000	120
Adaro Energy Tbk PT	670,500	103
Indofood Sukses Makmur Tbk PT	174,000	99
Media Nusantara Citra Tbk PT	342,500	86
Tambang Batubara Bukit Asam Persero Tbk PT	46,500	78
Bhakti Investama Tbk PT	1,711,000	73
Astra Agro Lestari Tbk PT	26,500	64
Indo Tambangraya Megah Tbk PT	16,500	62
Indosat Tbk PT	100,000	51
Bisi International PT	370,500	46
Ramayana Lestari Sentosa Tbk PT	332,500	44
AKR Corporindo Tbk PT	85,500	33
Intiland Development Tbk PT	826,500	29
Bakrie Sumatera Plantations Tbk PT	1,174,624	21
* Berlian Laju Tanker Tbk PT	968,000	20
* Bakrie Telecom Tbk PT	845,500	15
* Bakrie and Brothers Tbk PT	2,173,500	11
Gajah Tunggal Tbk PT	8,000	2
		7,297
Ireland (0.2%)
CRH plc (London Shares)	39,842	723

* Elan Corp. plc	34,718	405
Kerry Group plc Class A	6,964	317
DCC plc	11,275	280
Glanbia plc	32,762	246
C&C Group plc	41,891	184
* Governor & Co. of the Bank of Ireland	1,482,531	184
* Ryanair Holdings plc	30,515	149
Paddy Power plc	1,847	124
Kingspan Group plc	13,719	110
* Kenmare Resources plc	152,754	89
* Irish Bank Resolution Corp. Ltd.	14,385	—
		2,811
Israel (0.3%)
Teva Pharmaceutical Industries Ltd.	50,833	2,073
* Check Point Software Technologies Ltd.	13,669	664
* Mellanox Technologies Ltd.	5,372	576
Israel Chemicals Ltd.	26,718	316
* Strauss Group Ltd.	34,596	309
* Bank Leumi Le-Israel BM	74,996	169
* Bank Hapoalim BM	50,246	146
* NICE Systems Ltd.	3,265	118
* Delek Drilling - LP	42,099	117
Bezeq The Israeli Telecommunication Corp. Ltd.	106,087	107
Israel Corp. Ltd.	121	69
* Isramco Negev 2 LP	424,829	50
* Israel Discount Bank Ltd. Class A	44,295	41
Shufersal Ltd.	1	—
		4,755
Italy (0.8%)
Eni SPA	157,184	3,241
Enel SPA	446,502	1,275
Assicurazioni Generali SPA	97,740	1,224
Saipem SPA	24,923	1,145
Intesa Sanpaolo SPA (Registered)	655,505	829
* UniCredit SPA	241,059	817
Fiat Industrial SPA	80,613	790
Telecom Italia SPA (Registered)	810,788	660
Atlantia SPA	25,686	337
Terna Rete Elettrica Nazionale SPA	95,975	320
Italcementi SPA	75,291	309
Snam SPA	76,905	309
* Fiat SPA	49,363	242
Luxottica Group SPA	6,782	232
Telecom Italia SPA (Bearer)	297,734	207
Exor SPA	8,697	192
Prada SPA	27,100	186
Prysmian SPA	10,879	174
ERG SPA	23,997	168
Recordati SPA	23,910	161
DiaSorin SPA	5,622	154
Enel Green Power SPA	102,952	147
* Sorin SPA	69,863	146
* Banco Popolare SC	120,080	140
Tod's SPA	1,503	138
Unione di Banche Italiane SCPA	46,856	136
* Yoox SPA	9,731	129

	Mediaset SPA	67,848	118
	Autogrill SPA	13,384	108
	Davide Campari-Milano SPA	14,902	103
	Pirelli & C. SPA	9,768	99
*	Banca Popolare di Milano Scarl	204,721	94
	Banca Popolare di Sondrio SCARL	16,522	91
	Mediolanum SPA	25,893	86
	Banca Popolare dell'Emilia Romagna Scrl	18,643	81
*	Finmeccanica SPA	21,830	80
*	Societa Cattolica di Assicurazioni SCRL	6,519	79
	Mediobanca SPA	21,979	76
^,* Banca Monte dei Paschi di Siena SPA		274,915	61
	A2A SPA	144,973	61
	Tenaris SA	2,907	56
^	Banca Carige SPA	45,308	35
			15,036
Japan (6.9%)
	Toyota Motor Corp.	139,630	5,339
	Mitsubishi UFJ Financial Group Inc.	858,351	4,162
	Sumitomo Mitsui Financial Group Inc.	89,248	2,811
	Canon Inc.	78,600	2,625
	Honda Motor Co. Ltd.	81,700	2,597
	Mizuho Financial Group Inc.	1,476,707	2,432
	Japan Tobacco Inc.	71,000	2,230
	NTT DOCOMO Inc.	1,121	1,874
	Softbank Corp.	48,300	1,843
	FANUC Corp.	11,600	1,791
	Takeda Pharmaceutical Co. Ltd.	37,700	1,732
	KDDI Corp.	229	1,577
	Mitsubishi Corp.	76,300	1,510
	Mitsubishi Estate Co. Ltd.	83,000	1,487
	Nippon Telegraph & Telephone Corp.	31,700	1,471
	Mitsui & Co. Ltd.	98,900	1,460
	Nissan Motor Co. Ltd.	152,201	1,431
	Seven & I Holdings Co. Ltd.	44,400	1,405
	East Japan Railway Co.	21,000	1,343
	Hitachi Ltd.	227,000	1,338
	Komatsu Ltd.	59,700	1,324
	Kyocera Corp.	14,600	1,155
	Mitsubishi Heavy Industries Ltd.	283,870	1,146
	Shin-Etsu Chemical Co. Ltd.	22,456	1,134
	Denso Corp.	35,100	1,118
	Bridgestone Corp.	45,726	1,030
	Inpex Corp.	178	989
	Keyence Corp.	3,946	983
	Sumitomo Mitsui Trust Holdings Inc.	343,460	981
	Daito Trust Construction Co. Ltd.	10,200	980
	Kao Corp.	36,100	976
	Panasonic Corp.	135,655	939
	Murata Manufacturing Co. Ltd.	18,800	936
	ITOCHU Corp.	88,700	918
	Daiichi Sankyo Co. Ltd.	55,200	908
	Mitsui Fudosan Co. Ltd.	47,000	906
	Resona Holdings Inc.	219,306	893
	Astellas Pharma Inc.	18,400	874
	Dai-ichi Life Insurance Co. Ltd.	766	803
	Duskin Co. Ltd.	40,700	803

Nintendo Co. Ltd.	7,200	801
Nippon Steel Corp.	395,000	788
Isuzu Motors Ltd.	153,000	780
Mitsubishi Electric Corp.	98,000	777
Nomura Holdings Inc.	221,500	776
Eisai Co. Ltd.	17,400	770
Tokio Marine Holdings Inc.	33,200	761
Sumitomo Realty & Development Co. Ltd.	29,846	743
Sony Corp.	60,100	731
Central Japan Railway Co.	85	702
Sumitomo Corp.	49,400	692
Otsuka Holdings Co. Ltd.	22,200	676
Fast Retailing Co. Ltd.	3,200	657
ORIX Corp.	6,816	644
Toshiba Corp.	190,000	629
Yahoo Japan Corp.	1,722	626
Nikon Corp.	22,300	616
^ Kintetsu Corp.	146,000	579
Nifco Inc.	25,800	573
MS&AD Insurance Group Holdings	34,991	566
Yamada Denki Co. Ltd.	10,800	560
Ajinomoto Co. Inc.	38,000	538
Tokyo Gas Co. Ltd.	103,000	531
Hoya Corp.	23,100	512
Osaka Gas Co. Ltd.	120,000	492
^ Shochiku Co. Ltd.	50,000	489
JX Holdings Inc.	99,407	478
SMC Corp.	2,800	470
Chubu Electric Power Co. Inc.	43,400	463
KYORIN Holdings Inc.	21,000	458
Nidec Corp.	5,700	449
Aeon Mall Co. Ltd.	18,700	447
Taisho Pharmaceutical Holdings Co. Ltd.	5,600	447
Pronexus Inc.	74,400	444
Marubeni Corp.	65,628	438
Kiyo Holdings Inc.	308,000	431
Kirin Holdings Co. Ltd.	38,000	431
Asahi Group Holdings Ltd.	19,200	431
Mochida Pharmaceutical Co. Ltd.	36,000	431
Secom Co. Ltd.	9,300	430
NKSJ Holdings Inc.	21,675	413
Toray Industries Inc.	65,000	407
Kissei Pharmaceutical Co. Ltd.	22,400	393
^ Yakult Honsha Co. Ltd.	10,100	390
FP Corp.	5,500	382
JFE Holdings Inc.	29,100	381
Aeon Co. Ltd.	31,600	380
* Mazda Motor Corp.	317,000	380
Suzuki Motor Corp.	20,781	380
Sega Sammy Holdings Inc.	17,300	369
FUJIFILM Holdings Corp.	20,100	359
Fukuyama Transporting Co. Ltd.	62,000	347
Sumitomo Electric Industries Ltd.	29,400	346
Daiwa House Industry Co. Ltd.	24,000	341
Tokyo Electron Ltd.	7,200	334
Hankyu Hanshin Holdings Inc.	62,000	332
Sumitomo Metal Mining Co. Ltd.	31,000	331

Kyoritsu Maintenance Co. Ltd.	15,200	328
Japan Transcity Corp.	96,000	326
Daiwa Securities Group Inc.	87,000	324
West Japan Railway Co.	7,500	323
Daikin Industries Ltd.	11,879	323
Hitachi Zosen Corp.	260,000	317
Fujitsu Ltd.	79,906	313
Kubota Corp.	33,000	312
JGC Corp.	10,000	306
Kansai Electric Power Co. Inc.	40,700	305
Yaskawa Electric Corp.	41,569	298
Asahi Organic Chemicals Industry Co. Ltd.	120,000	296
Ono Pharmaceutical Co. Ltd.	4,600	290
Yamato Holdings Co. Ltd.	17,700	290
Odakyu Electric Railway Co. Ltd.	28,000	287
Tobu Railway Co. Ltd.	53,000	286
Mitsubishi Kakoki Kaisha Ltd.	168,000	285
Nitto Denko Corp.	6,600	284
Unicharm Corp.	5,100	281
Terumo Corp.	6,800	278
Asahi Glass Co. Ltd.	47,000	276
Asahi Kasei Corp.	52,000	276
Oriental Land Co. Ltd.	2,200	274
Shibusawa Warehouse Co. Ltd.	96,000	270
Lawson Inc.	3,700	266
T&D Holdings Inc.	26,100	265
* Olympus Corp.	14,100	264
Nippon Valqua Industries Ltd.	96,000	263
Shizuoka Bank Ltd.	26,000	262
Hakuto Co. Ltd.	25,600	259
Nippon Parking Development Co. Ltd.	4,992	253
Sumitomo Metal Industries Ltd.	167,000	245
LIXIL Group Corp.	11,600	242
Omron Corp.	12,100	241
Bank of Yokohama Ltd.	52,000	236
Mitsubishi Chemical Holdings Corp.	55,484	234
Toyo Wharf & Warehouse Co. Ltd.	144,000	232
Shimano Inc.	3,500	232
Electric Power Development Co. Ltd.	9,800	231
Kuraray Co. Ltd.	19,500	228
Aisin Seiki Co. Ltd.	7,500	228
Tokyu Corp.	47,000	225
Kourakuen Corp.	14,800	225
Fujikura Kasei Co. Ltd.	47,600	224
Japan Pure Chemical Co. Ltd.	96	223
NET One Systems Co. Ltd.	15,600	221
Credit Saison Co. Ltd.	9,400	213
Shiseido Co. Ltd.	14,800	212
Chugai Pharmaceutical Co. Ltd.	11,000	212
Taisei Lamick Co. Ltd.	7,200	210
Fuji Heavy Industries Ltd.	28,000	208
Keikyu Corp.	22,000	205
Chiba Bank Ltd.	35,000	204
Anritsu Corp.	16,000	198
Dai Nippon Printing Co. Ltd.	26,000	198
Marui Group Co. Ltd.	26,800	196
Yokohama Rubber Co. Ltd.	28,000	194

* Mitsubishi Motors Corp.	203,000	194
Shionogi & Co. Ltd.	13,500	192
^ Ricoh Co. Ltd.	28,000	191
Rohm Co. Ltd.	5,300	190
Benesse Holdings Inc.	4,000	189
Toho Co. Ltd.	48,000	185
FamilyMart Co. Ltd.	3,900	185
Keio Corp.	25,000	184
Nissan Chemical Industries Ltd.	17,500	184
Dentsu Inc.	6,900	183
TDK Corp.	4,800	182
Sekisui House Ltd.	19,000	182
Makita Corp.	5,400	180
Sekisui Chemical Co. Ltd.	21,000	178
Chugoku Electric Power Co. Inc.	13,900	177
Stanley Electric Co. Ltd.	12,000	176
Nissin Foods Holdings Co. Ltd.	4,600	176
Nomura Research Institute Ltd.	8,500	176
Mitsui OSK Lines Ltd.	57,397	173
* NEC Corp.	129,000	172
Toyota Industries Corp.	6,400	170
NTT Data Corp.	56	169
Mitsubishi Materials Corp.	61,340	169
JSR Corp.	9,600	169
J Front Retailing Co. Ltd.	34,000	168
Sumitomo Heavy Industries Ltd.	42,000	168
Yushiro Chemical Industry Co. Ltd.	16,800	168
Toppan Printing Co. Ltd.	27,000	167
Nippon Express Co. Ltd.	41,000	167
Isetan Mitsukoshi Holdings Ltd.	15,400	162
Fujikura Ltd.	53,000	159
Trend Micro Inc.	5,300	157
Fukuoka Financial Group Inc.	43,000	157
Wacoal Holdings Corp.	13,000	155
Sumitomo Chemical Co. Ltd.	55,492	154
JTEKT Corp.	17,400	153
Hirose Electric Co. Ltd.	1,600	153
^ All Nippon Airways Co. Ltd.	66,000	152
Kawasaki Heavy Industries Ltd.	64,000	152
Joyo Bank Ltd.	34,000	152
^ Casio Computer Co. Ltd.	22,700	149
NGK Insulators Ltd.	13,000	149
Santen Pharmaceutical Co. Ltd.	3,500	149
Sharp Corp.	43,000	147
Nippon Yusen KK	66,000	146
Nitori Holdings Co. Ltd.	1,550	145
MEIJI Holdings Co. Ltd.	3,117	142
Rinnai Corp.	2,200	142
Sotetsu Holdings Inc.	42,000	141
Konica Minolta Holdings Inc.	20,000	141
Zappallas Inc.	157	141
Kyushu Electric Power Co. Inc.	18,000	141
Sony Financial Holdings Inc.	8,800	140
* Tokyo Electric Power Co. Inc.	83,000	138
Toho Holdings Co. Ltd.	7,000	137
Keisei Electric Railway Co. Ltd.	15,000	135
USS Co. Ltd.	1,250	135

	UNY Co. Ltd.	14,900	134
	Sankyo Co. Ltd.	2,700	134
	Daihatsu Motor Co. Ltd.	8,000	134
	Dainippon Sumitomo Pharma Co. Ltd.	12,100	134
	Kyowa Hakko Kirin Co. Ltd.	12,000	133
	Toyobo Co. Ltd.	105,000	132
	MediPal Holdings Corp.	9,200	132
	Nippon Chemiphar Co. Ltd.	24,000	131
	Izumi Co. Ltd.	6,500	131
	OJI Paper Co. Ltd.	39,000	130
	Konami Corp.	6,000	128
	Ezaki Glico Co. Ltd.	11,000	127
	Shikoku Electric Power Co. Inc.	8,200	126
	Koito Manufacturing Co. Ltd.	10,000	126
	Toho Gas Co. Ltd.	21,000	126
	Hisamitsu Pharmaceutical Co. Inc.	2,500	126
	IHI Corp.	59,000	126
	Shinsei Bank Ltd.	111,000	125
	Nisshin Seifun Group Inc.	10,500	125
	Namco Bandai Holdings Inc.	8,600	124
	Keihan Electric Railway Co. Ltd.	26,000	123
	TonenGeneral Sekiyu KK	15,000	123
	Obayashi Corp.	27,000	123
	Mitsubishi Tanabe Pharma Corp.	8,000	122
	Dena Co. Ltd.	5,600	121
	Brother Industries Ltd.	13,100	121
	NSK Ltd.	20,000	121
	THK Co. Ltd.	6,800	120
	Toyota Tsusho Corp.	6,500	120
*	Tohoku Electric Power Co. Inc.	18,600	120
	Sojitz Corp.	77,248	120
	Chiyoda Corp.	9,000	117
	Toho Co. Ltd.	6,500	116
	Shimamura Co. Ltd.	1,000	116
	Kansai Paint Co. Ltd.	11,000	115
	NOK Corp.	6,000	115
	Kurita Water Industries Ltd.	5,100	115
*	Pioneer Corp.	41,100	112
	Teijin Ltd.	38,000	111
	Kagome Co. Ltd.	5,000	111
	Taisei Corp.	40,000	110
	Yamaha Motor Co. Ltd.	13,000	110
	Mitsubishi Gas Chemical Co. Inc.	19,000	109
	Kobe Steel Ltd.	115,000	108
	Ibiden Co. Ltd.	6,600	107
	Alfresa Holdings Corp.	2,000	106
	Tokyu Land Corp.	21,000	106
	Kajima Corp.	37,000	106
	Suruga Bank Ltd.	10,000	106
	Japan Petroleum Exploration Co.	2,800	105
	Hamamatsu Photonics KK	3,000	105
	Nippon Meat Packers Inc.	8,000	105
	Toyo Seikan Kaisha Ltd.	8,900	105
	Taiheiyo Cement Corp.	47,000	103
^,* Kawasaki Kisen Kaisha Ltd.		68,000	103
	Miraca Holdings Inc.	2,400	102
	Chugoku Bank Ltd.	8,000	102

Advantest Corp.	8,000	102
DIC Corp.	59,000	101
Nisshin Steel Co. Ltd.	92,000	101
Kikkoman Corp.	8,000	100
Iyo Bank Ltd.	13,000	100
Nippon Electric Glass Co. Ltd.	19,000	100
Hakuhodo DY Holdings Inc.	1,510	99
Nippon Paint Co. Ltd.	12,000	99
Kewpie Corp.	6,600	98
Nippon Shokubai Co. Ltd.	8,000	97
Shimizu Corp.	31,000	97
TOTO Ltd.	13,000	96
Air Water Inc.	8,000	96
Toyo Suisan Kaisha Ltd.	4,000	96
Daido Steel Co. Ltd.	17,000	96
Hachijuni Bank Ltd.	18,000	96
Bank of Kyoto Ltd.	13,000	95
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,380	95
Takashimaya Co. Ltd.	13,000	95
Park24 Co. Ltd.	6,200	95
NHK Spring Co. Ltd.	9,000	94
Asics Corp.	8,000	94
Dowa Holdings Co. Ltd.	15,000	92
Nagoya Railroad Co. Ltd.	34,000	92
Showa Denko KK	50,000	90
Shimadzu Corp.	11,000	90
Mitsui Chemicals Inc.	40,000	90
Aeon Credit Service Co. Ltd.	4,700	90
Yokogawa Electric Corp.	8,700	89
Hitachi Metals Ltd.	8,000	88
Gunma Bank Ltd.	18,000	88
Don Quijote Co. Ltd.	2,600	87
Hokuriku Electric Power Co.	8,500	86
Hulic Co. Ltd.	16,100	84
Yamaguchi Financial Group Inc.	10,000	84
Amada Co. Ltd.	16,000	84
Aoyama Trading Co. Ltd.	4,300	84
Daicel Corp.	14,000	84
Hino Motors Ltd.	12,000	83
Tsumura & Co.	2,900	82
Hyakujushi Bank Ltd.	22,000	81
Kamigumi Co. Ltd.	10,000	80
Sumitomo Osaka Cement Co. Ltd.	24,000	79
Sanrio Co. Ltd.	2,292	79
Citizen Holdings Co. Ltd.	14,200	78
Taiyo Nippon Sanso Corp.	14,000	78
Hokkaido Electric Power Co. Inc.	8,500	78
Aozora Bank Ltd.	34,000	78
Itochu Techno-Solutions Corp.	1,500	78
^ Gree Inc.	4,900	78
Ube Industries Ltd.	35,000	76
K's Holdings Corp.	2,342	76
Japan Steel Works Ltd.	14,000	76
Yamato Kogyo Co. Ltd.	2,700	76
Denki Kagaku Kogyo KK	23,000	76
Idemitsu Kosan Co. Ltd.	900	75
Hitachi Construction Machinery Co. Ltd.	4,200	75

* Kenedix Inc.	569	75
Hitachi Chemical Co. Ltd.	4,900	74
Mitsubishi Logistics Corp.	7,000	74
Autobacs Seven Co. Ltd.	1,500	74
Maruichi Steel Tube Ltd.	3,800	74
Zeon Corp.	9,000	74
Hokuhoku Financial Group Inc.	50,000	73
Hiroshima Bank Ltd.	22,000	72
Lion Corp.	13,000	72
SBI Holdings Inc.	1,064	72
Hoshizaki Electric Co. Ltd.	2,782	71
Yamaha Corp.	7,400	71
Yamazaki Baking Co. Ltd.	5,000	70
Sumitomo Rubber Industries Ltd.	5,700	68
Nomura Real Estate Holdings Inc.	3,700	68
Takara Holdings Inc.	10,000	68
Nanto Bank Ltd.	16,000	68
Rohto Pharmaceutical Co. Ltd.	5,000	68
Seino Holdings Co. Ltd.	10,000	67
Nippon Kayaku Co. Ltd.	7,000	67
Kinden Corp.	10,000	67
Toda Corp.	22,000	67
Minebea Co. Ltd.	19,000	66
Nichirei Corp.	13,000	66
Nishi-Nippon City Bank Ltd.	30,000	66
Ushio Inc.	5,200	66
Nabtesco Corp.	3,000	65
Sawai Pharmaceutical Co. Ltd.	600	65
Ryohin Keikaku Co. Ltd.	1,200	65
Suzuken Co. Ltd.	1,800	65
Ebara Corp.	17,000	64
* Mitsumi Electric Co. Ltd.	9,900	64
Ito En Ltd.	3,300	63
Kobayashi Pharmaceutical Co. Ltd.	1,200	63
Mabuchi Motor Co. Ltd.	1,600	62
Cosmo Oil Co. Ltd.	28,000	61
Nishi-Nippon Railroad Co. Ltd.	14,000	61
Mitsui Mining & Smelting Co. Ltd.	29,000	60
Sumitomo Forestry Co. Ltd.	6,900	59
GS Yuasa Corp.	15,000	59
* Sumco Corp.	7,800	59
Shimachu Co. Ltd.	2,800	59
NGK Spark Plug Co. Ltd.	5,000	58
* Haseko Corp.	83,500	57
COMSYS Holdings Corp.	4,500	56
Awa Bank Ltd.	9,000	55
Nippon Paper Group Inc.	4,300	54
Sapporo Holdings Ltd.	17,000	53
Dainippon Screen Manufacturing Co. Ltd.	8,000	53
^ Seiko Epson Corp.	6,700	53
Fuji Electric Co. Ltd.	24,000	53
Nisshinbo Holdings Inc.	8,000	52
Furukawa Electric Co. Ltd.	25,000	52
NTN Corp.	19,000	51
Capcom Co. Ltd.	2,500	51
Senshu Ikeda Holdings Inc.	9,800	50
Komeri Co. Ltd.	2,000	50

Rengo Co. Ltd.	9,000	50
Shiga Bank Ltd.	9,000	49
Tosoh Corp.	20,000	49
Azbil Corp.	2,400	49
Glory Ltd.	2,300	48
Kakaku.com Inc.	1,492	47
Kokuyo Co. Ltd.	6,300	47
77 Bank Ltd.	12,000	45
Sapporo Hokuyo Holdings Inc.	14,900	43
Sumitomo Bakelite Co. Ltd.	10,000	41
MISUMI Group Inc.	1,700	41
Kaneka Corp.	8,000	41
Taiyo Yuden Co. Ltd.	5,000	41
Nippon Sheet Glass Co. Ltd.	42,742	39
Higo Bank Ltd.	7,000	37
Showa Shell Sekiyu KK	5,600	30
Tokyo Steel Manufacturing Co. Ltd.	4,800	18
* SFCG Co. Ltd.	120	—
		131,856
Luxembourg (0.0%)
L'Occitane International SA	53,500	139

Malaysia (0.5%)
Public Bank Bhd. (Foreign)	185,711	853
Malayan Banking Bhd.	303,915	849
Sime Darby Bhd.	238,600	748
CIMB Group Holdings Bhd.	295,742	740
Axiata Group Bhd.	328,566	614
DiGi.Com Bhd.	361,800	512
Genting Bhd.	143,700	434
IOI Corp. Bhd.	252,940	430
Multi-Purpose Holdings Bhd.	361,700	409
Petronas Chemicals Group Bhd.	170,689	358
Berjaya Corp. Bhd.	1,062,000	247
Maxis Bhd.	119,000	243
AMMB Holdings Bhd.	118,900	243
Petronas Gas Bhd.	39,100	231
Dialog Group Bhd.	294,600	225
Kuala Lumpur Kepong Bhd.	28,800	218
AirAsia Bhd.	182,000	217
Genting Malaysia Bhd.	160,700	172
YTL Corp. Bhd.	274,666	163
PPB Group Bhd.	32,700	159
IHH Healthcare Bhd.	142,400	146
British American Tobacco Malaysia Bhd.	7,500	143
Tenaga Nasional Bhd.	65,050	140
UMW Holdings Bhd.	46,400	140
Hong Leong Bank Bhd.	29,400	128
Gamuda Bhd.	103,800	116
IJM Corp. Bhd.	66,860	110
Petronas Dagangan Bhd.	16,200	108
* Sapurakencana Petroleum Bhd.	132,595	104
*,1 Felda Global Ventures Holdings Bhd.	63,000	104
Telekom Malaysia Bhd.	49,500	89
Alliance Financial Group Bhd.	63,600	86
YTL Power International Bhd.	144,037	82
Berjaya Sports Toto Bhd.	52,700	72

Genting Plantations Bhd.	20,100	61
Bumi Armada Bhd.	46,600	58
Lafarge Malayan Cement Bhd.	22,500	57
Kulim Malaysia Bhd.	33,800	56
RHB Capital Bhd.	23,300	55
MMC Corp. Bhd.	68,800	53
IGB Corp. Bhd.	59,300	52
Parkson Holdings Bhd.	29,000	45
* UEM Land Holdings Bhd.	68,800	44
Media Prima Bhd.	56,300	43
Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	43
Bursa Malaysia Bhd.	21,100	42
DRB-Hicom Bhd.	51,300	42
Public Bank Bhd. (Local)	1,614	7
* Dialog Group Bhd. Warrants Exp. 02/15/2017	24,550	5
		10,296
Mexico (0.7%)
America Movil SAB de CV	2,539,978	3,396
Grupo Mexico SAB de CV Class B	508,313	1,425
Fomento Economico Mexicano SAB de CV	143,745	1,230
Wal-Mart de Mexico SAB de CV	423,600	1,200
Grupo Financiero Banorte SAB de CV	147,914	792
Grupo Televisa SAB	164,800	752
Mexichem SAB de CV	112,884	535
* Cemex SAB de CV	727,480	508
Coca-Cola Femsa SAB de CV	29,900	333
Industrias Penoles SAB de CV	7,835	323
Grupo Bimbo SAB de CV Class A	119,200	297
Grupo Modelo SAB de CV	32,400	292
Grupo Financiero Inbursa SAB de CV	101,800	265
Alfa SAB de CV Class A	15,360	247
Grupo Aeroportuario del Sureste SAB de CV Class B	22,800	203
Grupo Elektra SA de CV	3,980	188
* Minera Frisco SAB de CV	36,063	143
* Genomma Lab Internacional SAB de CV Class B	65,200	131
Kimberly-Clark de Mexico SAB de CV Class A	58,200	122
Compartamos SAB de CV	113,500	114
Grupo Carso SAB de CV	31,700	110
Grupo Aeroportuario del Pacifico SAB de CV Class B	24,600	97
* Cemex SAB de CV ADR	4,338	30
		12,733
Mongolia (0.0%)
* Mongolian Mining Corp.	68,000	37

Morocco (0.0%)
* Douja Promotion Groupe Addoha SA	6,322	49

Netherlands (0.9%)
Unilever NV	88,709	3,080
Koninklijke Philips Electronics NV	74,479	1,638
ASML Holding NV	25,733	1,486
* ING Groep NV	218,962	1,440
Heineken NV	17,301	937
Koninklijke Ahold NV	75,162	915
Aegon NV	173,762	789
Akzo Nobel NV	13,972	754

Koninklijke KPN NV	85,548	702
* DE Master Blenders 1753 NV	43,965	509
Reed Elsevier NV	33,491	392
Koninklijke DSM NV	7,772	383
* NXP Semiconductor NV	12,400	280
Fugro NV	4,050	265
Heineken Holding NV	5,692	262
Nutreco NV	3,430	246
Wolters Kluwer NV	14,761	245
* AerCap Holdings NV	20,800	236
Eurocommercial Properties NV	6,705	226
Randstad Holding NV	7,165	217
TNT Express NV	19,925	216
TKH Group NV	10,533	213
Corio NV	4,560	201
Aalberts Industries NV	11,049	174
Royal Imtech NV	6,822	174
ASM International NV	4,505	171
Wereldhave NV	3,024	159
Koninklijke Vopak NV	2,347	149
Koninklijke Boskalis Westminster NV	4,074	133
CSM	8,640	129
Delta Lloyd NV	9,104	119
* SBM Offshore NV	8,679	106
PostNL NV	22,270	91
* Yandex NV Class A	3,000	58
		17,095
New Zealand (0.1%)
Fletcher Building Ltd.	94,279	465
Telecom Corp. of New Zealand Ltd.	127,699	274
SKYCITY Entertainment Group Ltd.	62,137	179
Auckland International Airport Ltd.	49,663	100
Fisher & Paykel Healthcare Corp. Ltd.	60,548	93
Contact Energy Ltd.	20,633	83
* Chorus Ltd.	19,522	49
		1,243
Norway (0.4%)
Statoil ASA	75,723	1,800
Seadrill Ltd.	19,340	754
DNB ASA	70,511	740
Telenor ASA	40,495	685
Yara International ASA	13,189	623
Subsea 7 SA	23,989	501
Orkla ASA	46,126	329
Schibsted ASA	8,485	260
Petroleum Geo-Services ASA	15,290	224
Cermaq ASA	18,626	220
ProSafe SE	29,784	217
TGS Nopec Geophysical Co. ASA	7,210	211
* Storebrand ASA	48,989	186
Norsk Hydro ASA	39,531	161
* Marine Harvest ASA	235,229	157
Aker Solutions ASA	10,413	153
Tomra Systems ASA	17,994	141
Gjensidige Forsikring ASA	10,295	126
* Algeta ASA	3,980	108

Kongsberg Gruppen AS	5,233	100
* DNO International ASA	62,230	82
		7,778
Panama (0.0%)
Copa Holdings SA Class A	2,600	202

Peru (0.1%)
Cia de Minas Buenaventura SA ADR	28,581	1,041
Southern Copper Corp.	13,069	422
Credicorp Ltd.	2,800	325
Volcan Cia Minera SAA Class B	97,133	107
		1,895
Philippines (0.1%)
DMCI Holdings Inc.	163,800	229
Alliance Global Group Inc.	742,000	207
Energy Development Corp.	1,362,900	197
Metro Pacific Investments Corp.	1,962,000	196
SM Investments Corp.	10,589	189
Semirara Mining Corp. Class A	29,190	156
Ayala Land Inc.	273,700	143
Aboitiz Equity Ventures Inc.	120,640	142
International Container Terminal Services Inc.	77,100	134
Philippine Long Distance Telephone Co.	1,950	128
Universal Robina Corp.	87,240	122
Bank of the Philippine Islands	65,738	114
Aboitiz Power Corp.	127,720	105
SM Prime Holdings Inc.	281,250	94
Philex Mining Corp.	157,700	84
Ayala Corp.	7,200	75
Metropolitan Bank & Trust	30,377	73
First Philippine Holdings Corp.	32,680	61
Vista Land & Lifescapes Inc.	513,000	54
Filinvest Land Inc.	1,140,000	37
* First Gen Corp.	79,800	37
Manila Water Co. Inc.	43,700	27
		2,604
Poland (0.2%)
KGHM Polska Miedz SA	11,091	419
Powszechny Zaklad Ubezpieczen SA	3,934	416
PGE SA	56,891	316
Powszechna Kasa Oszczednosci Bank Polski SA	30,146	293
* Polskie Gornictwo Naftowe i Gazownictwo SA	198,133	240
Bank Pekao SA	4,719	197
Synthos SA	108,677	172
* Polski Koncern Naftowy Orlen SA	15,849	169
Telekomunikacja Polska SA	32,995	155
* Kernel Holding SA	7,186	150
Asseco Poland SA	9,655	131
Tauron Polska Energia SA	71,228	98
Enea SA	16,424	76
* ING Bank Slaski SA	1,926	44
		2,876
Portugal (0.1%)
EDP - Energias de Portugal SA	153,864	351
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	127,738	324
Jeronimo Martins SGPS SA	12,845	201

	Galp Energia SGPS SA	12,291	166
	Portugal Telecom SGPS SA	38,810	164
*	Brisa Auto-Estradas de Portugal SA	22,477	76
*	Banco Espirito Santo SA	95,375	59
*	EDP Renovaveis SA	16,165	50
^,* Banco Comercial Portugues SA		355,327	41
			1,432
Russia (0.7%)
	Lukoil OAO ADR	43,214	2,429
	Gazprom OAO ADR (London Shares)	161,012	1,480
	Sberbank of Russia	440,369	1,223
	Gazprom OAO	246,264	1,137
	Rosneft OAO GDR	129,684	776
*	Surgutneftegas OAO ADR	85,057	709
	Tatneft OAO ADR	16,320	611
	Uralkali OJSC	62,019	521
	Magnit OJSC GDR	16,124	520
	NovaTek OAO	45,005	485
	Mobile Telesystems OJSC	49,242	378
	MMC Norilsk Nickel OJSC ADR	23,169	357
	Rostelecom OJSC	76,503	265
	VTB Bank OJSC GDR	63,801	207
	AK Transneft OAO Prior Pfd.	112	179
	Sistema JSFC GDR	8,525	176
	Sberbank of Russia ADR	14,510	161
	Acron JSC	3,636	157
	Federal Hydrogenerating Co. JSC	5,735,242	146
*	Pharmstandard OJSC GDR	8,083	117
	Severstal OAO	9,297	105
*	IDGC Holding JSC	1,756,655	97
*	Federal Grid Co. Unified Energy System JSC	13,443,105	95
*	OGK-1 OAO	4,399,000	86
	LSR Group GDR	18,772	83
	TGK-1 OAO	459,858,574	83
	E.ON Russia JSC	975,900	80
*	Raspadskaya OAO	23,201	58
	Novolipetsk Steel OJSC	31,469	52
*	Inter Rao Ues OAO	38,841,200	32
	TMK OAO	8,946	27
*	Magnitogorsk Iron & Steel Works	71,731	21
	Rosneft OAO	3,288	20
	Mosenergo OAO	410,351	16
			12,889
Singapore (0.8%)
	Singapore Telecommunications Ltd.	510,000	1,463
	DBS Group Holdings Ltd.	117,000	1,380
	Oversea-Chinese Banking Corp. Ltd.	179,000	1,369
	United Overseas Bank Ltd.	82,000	1,314
	Fraser and Neave Ltd.	165,498	1,086
	Keppel Corp. Ltd.	75,313	674
	Suntec REIT	514,000	596
	Wilmar International Ltd.	197,173	511
	Mapletree Logistics Trust	540,000	439
	CapitaLand Ltd.	160,500	385
	City Developments Ltd.	35,000	328
	Noble Group Ltd.	381,272	327

	Singapore Exchange Ltd.	59,311	317
	Genting Singapore plc	300,000	313
	Frasers Commercial Trust	324,000	284
	Singapore Airlines Ltd.	32,134	273
^,* LionGold Corp. Ltd.		264,000	269
	Golden Agri-Resources Ltd.	449,419	266
	Jardine Cycle & Carriage Ltd.	7,000	262
	Singapore Press Holdings Ltd.	79,000	261
	Cityspring Infrastructure Trust	648,000	218
	Ascott Residence Trust	216,000	212
	SATS Ltd.	99,000	205
	SembCorp Industries Ltd.	44,231	187
	Cambridge Industrial Trust	386,000	186
	Singapore Technologies Engineering Ltd.	70,000	185
	CapitaMall Trust	116,600	183
*	Biosensors International Group Ltd.	176,000	173
	Ascendas REIT	93,000	169
	SembCorp Marine Ltd.	41,389	161
	Venture Corp. Ltd.	25,500	153
	ComfortDelGro Corp. Ltd.	105,000	142
	Olam International Ltd.	78,545	116
	CapitaCommercial Trust	102,810	110
	Sakari Resources Ltd.	99,000	104
	AIMS AMP Capital Industrial REIT	95,000	98
	Keppel Land Ltd.	35,600	98
	UOL Group Ltd.	22,000	91
	Cache Logistics Trust	95,000	84
	CapitaMalls Asia Ltd.	64,000	83
	Yangzijiang Shipbuilding Holdings Ltd.	91,036	72
	StarHub Ltd.	21,000	65
	Tat Hong Holdings Ltd.	57,000	45
	Singapore Post Ltd.	42,000	35
	Keppel Telecommunications & Transportation Ltd.	38,000	34
*	Synear Food Holdings Ltd.	209,000	22
	First Ship Lease Trust	12,000	1
			15,349
South Africa (1.1%)
	MTN Group Ltd.	110,792	1,992
	Sasol Ltd.	37,502	1,556
	Naspers Ltd.	24,120	1,308
	Standard Bank Group Ltd.	85,752	1,180
	AngloGold Ashanti Ltd.	23,153	784
	FirstRand Ltd.	228,164	761
	Gold Fields Ltd.	52,830	678
	Shoprite Holdings Ltd.	31,864	625
	Impala Platinum Holdings Ltd.	37,443	587
	Barloworld Ltd.	47,323	477
	Sanlam Ltd.	104,150	447
*	Brait SE	125,740	429
	Remgro Ltd.	22,238	378
	Bidvest Group Ltd.	15,516	371
	Mondi Ltd.	40,113	341
	ABSA Group Ltd.	18,693	305
	Vodacom Group Ltd.	25,702	298
	DataTec Ltd.	50,759	284
	Truworths International Ltd.	22,705	283
	Steinhoff International Holdings Ltd.	94,984	282

Aspen Pharmacare Holdings Ltd.	15,988	280
Nedbank Group Ltd.	12,778	279
Woolworths Holdings Ltd.	42,011	273
Kumba Iron Ore Ltd.	4,249	264
Growthpoint Properties Ltd.	82,596	253
Clicks Group Ltd.	37,750	249
Imperial Holdings Ltd.	10,390	237
Harmony Gold Mining Co. Ltd.	23,928	236
Illovo Sugar Ltd.	67,733	236
RMB Holdings Ltd.	52,311	231
Tiger Brands Ltd.	7,036	226
Foschini Group Ltd.	12,603	217
MMI Holdings Ltd.	90,854	204
Anglo American Platinum Ltd.	3,894	200
Mr Price Group Ltd.	12,558	187
Life Healthcare Group Holdings Ltd.	43,856	178
City Lodge Hotels Ltd.	17,568	175
African Bank Investments Ltd.	39,732	175
Vukile Property Fund Ltd.	76,944	175
* Murray & Roberts Holdings Ltd.	56,830	162
Mpact Ltd.	73,992	154
Lewis Group Ltd.	17,093	146
Netcare Ltd.	71,041	139
Spar Group Ltd.	8,795	127
AVI Ltd.	17,248	123
Nampak Ltd.	37,138	116
Massmart Holdings Ltd.	5,422	114
Exxaro Resources Ltd.	5,423	110
Aveng Ltd.	23,619	103
Capital Property Fund	70,278	92
Pretoria Portland Cement Co. Ltd.	28,961	90
Discovery Holdings Ltd.	12,990	85
Reunert Ltd.	8,701	84
Liberty Holdings Ltd.	7,250	82
Mediclinic International Ltd.	16,738	81
Investec Ltd.	13,480	81
* Sappi Ltd.	26,807	80
Tongaat Hulett Ltd.	4,835	80
African Rainbow Minerals Ltd.	4,170	78
Pick n Pay Stores Ltd.	13,309	68
Pick'n Pay Holdings Ltd.	26,672	61
Adcock Ingram Holdings Ltd.	7,708	56
Aeci Ltd.	5,872	55
Northam Platinum Ltd.	16,296	50
* Telkom SA Ltd.	22,107	48
Sun International Ltd.	4,518	43
Astral Foods Ltd.	3,140	39
ArcelorMittal South Africa Ltd.	6,579	36
JD Group Ltd.	6,633	35
Aquarius Platinum Ltd.	51,167	31
Emira Property Fund	13,357	21
* Royal Bafokeng Platinum Ltd.	3,464	20
SA Corporate Real Estate Fund Nominees Pty Ltd.	4,906	2
		20,333
South Korea (2.1%)
1 Samsung Electronics Co. Ltd. GDR	18,116	10,404
POSCO ADR	29,526	2,348

Hyundai Motor Co.	9,735	2,022
Shinhan Financial Group Co. Ltd. ADR	28,135	1,788
Kia Motors Corp.	18,348	1,258
KB Financial Group Inc. ADR	34,874	1,093
Hyundai Mobis	3,997	1,050
Hyundai Heavy Industries Co. Ltd.	3,854	817
LG Chem Ltd.	2,852	783
SK Innovation Co. Ltd.	5,314	722
NHN Corp.	2,807	680
* SK Hynix Inc.	35,200	669
Samsung Fire & Marine Insurance Co. Ltd.	3,370	630
Samsung Engineering Co. Ltd.	3,366	539
Samsung C&T Corp.	8,769	495
SK Telecom Co. Ltd. ADR	30,953	429
Samsung Heavy Industries Co. Ltd.	11,300	386
Hana Financial Group Inc.	12,090	383
1 Samsung Life Insurance Co. Ltd.	4,646	380
S-Oil Corp.	4,064	342
^ LG Electronics Inc.	5,865	321
LG Household & Health Care Ltd.	607	313
KT Corp.	10,809	309
Samsung Techwin Co. Ltd.	4,554	292
* Korea Electric Power Corp.	12,940	289
LG Display Co. Ltd.	13,260	283
Macquarie Korea Infrastructure Fund	50,030	272
Samsung Electro-Mechanics Co. Ltd.	2,915	271
KT&G Corp.	3,566	263
Orion Corp.	308	244
Korea Zinc Co. Ltd.	719	243
SK Holdings Co. Ltd.	1,769	240
E-Mart Co. Ltd.	1,033	239
SK Telecom Co. Ltd.	1,752	223
LG Corp.	4,303	221
Hyundai Engineering & Construction Co. Ltd.	4,199	219
Samsung SDI Co. Ltd.	1,754	219
Cheil Industries Inc.	2,571	219
Hyundai Wia Corp.	1,489	217
Hankook Tire Co. Ltd.	5,640	207
^ OCI Co. Ltd.	1,142	201
Woori Finance Holdings Co. Ltd.	20,480	199
Amorepacific Corp.	217	196
Hotel Shilla Co. Ltd.	4,390	187
Kangwon Land Inc.	8,250	170
NCSoft Corp.	860	169
Honam Petrochemical Corp.	811	169
Hyundai Hysco Co. Ltd.	4,320	166
Celltrion Inc.	6,447	160
Samsung Securities Co. Ltd.	3,698	157
Mando Corp.	1,061	152
Hyundai Steel Co.	2,044	150
SK Chemicals Co. Ltd.	2,877	148
Doosan Corp.	1,259	147
Daewoo Securities Co. Ltd.	15,611	145
Taekwang Industrial Co. Ltd.	199	141
Daelim Industrial Co. Ltd.	1,733	133
AMOREPACIFIC Group	409	133
LG International Corp.	3,990	131

Dongbu Insurance Co. Ltd.	3,520	130
Hyundai Marine & Fire Insurance Co. Ltd.	5,200	128
Woongjin Coway Co. Ltd.	4,010	125
LS Corp.	1,593	124
Hyundai Department Store Co. Ltd.	1,104	124
Doosan Heavy Industries & Construction Co. Ltd.	2,251	120
CJ CheilJedang Corp.	481	118
GS Engineering & Construction Corp.	1,852	113
Kumho Petro chemical Co. Ltd.	1,046	113
GS Holdings	2,210	111
Lotte Shopping Co. Ltd.	432	110
Samsung Electronics Co. Ltd.	93	107
Poongsan Corp.	3,950	105
* Korea Exchange Bank	13,940	103
Seah Besteel Corp.	3,350	97
BS Financial Group Inc.	8,980	94
Hanwha Corp.	3,610	92
SK C&C Co. Ltd.	1,040	91
Industrial Bank of Korea	8,280	89
Kolon Industries Inc.	1,501	88
Korea Investment Holdings Co. Ltd.	2,800	85
Dongkuk Steel Mill Co. Ltd.	6,470	84
Korea Life Insurance Co. Ltd.	14,380	83
Cheil Worldwide Inc.	4,925	82
Hyosung Corp.	1,749	82
DGB Financial Group Inc.	7,040	80
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,630	79
LG Uplus Corp.	13,460	78
S1 Corp.	1,520	77
Korean Reinsurance Co.	8,965	77
* Hanjin Shipping Co. Ltd.	6,025	76
Daewoo International Corp.	2,399	76
Korean Air Lines Co. Ltd.	1,778	75
* Hyundai Merchant Marine Co. Ltd.	3,431	75
* Taihan Electric Wire Co. Ltd.	44,560	75
* Doosan Infracore Co. Ltd.	4,540	72
Woori Investment & Securities Co. Ltd.	7,482	71
Shinsegae Co. Ltd.	381	70
Hyundai Mipo Dockyard	669	69
LG Innotek Co. Ltd.	895	69
Lotte Confectionery Co. Ltd.	49	68
Yuhan Corp.	622	68
Hyundai Glovis Co. Ltd.	355	68
LG Fashion Corp.	2,820	67
KCC Corp.	267	67
Mirae Asset Securities Co. Ltd.	2,540	66
SFA Engineering Corp.	1,773	66
Hyundai Securities Co. Ltd.	8,830	65
Hanwha Chemical Corp.	3,460	63
Daum Communications Corp.	630	61
Hyundai Development Co.	3,350	60
Samsung Fine Chemicals Co. Ltd.	1,100	60
Samsung Card Co. Ltd.	1,892	56
* Dongbu HiTek Co. Ltd.	9,040	53
STX Pan Ocean Co. Ltd.	15,030	52
Hyundai Elevator Co. Ltd.	708	51
NongShim Co. Ltd.	261	51

CJ O Shopping Co. Ltd.	311	49
Lotte Chilsung Beverage Co. Ltd.	42	48
* Ssangyong Motor Co.	10,890	48
Hanjin Shipping Holdings Co. Ltd.	10,320	46
* Daewoo Engineering & Construction Co. Ltd.	5,350	40
CJ Corp.	601	39
Hyundai Securities Co. Ltd. Prior Pfd.	3,554	24
		40,429
Spain (0.8%)
Banco Santander SA	514,092	3,113
Telefonica SA	267,080	3,030
Banco Bilbao Vizcaya Argentaria SA	302,894	1,975
Inditex SA	14,456	1,488
Repsol SA	59,794	953
Iberdrola SA	244,181	884
Amadeus IT Holding SA	18,282	395
* Grifols SA	11,187	348
Ferrovial SA	27,950	304
Abertis Infraestructuras SA	20,501	253
Gas Natural SDG SA	20,394	251
^ Banco de Sabadell SA	118,409	225
Viscofan SA	4,624	212
^ ACS Actividades de Construccion y Servicios SA	12,264	193
Acerinox SA	18,830	187
^ CaixaBank	57,171	187
^ Banco Espanol de Credito SA	63,950	168
Distribuidora Internacional de Alimentacion SA	33,564	166
Banco Popular Espanol SA	87,219	164
Enagas SA	9,208	159
Banco Santander SA ADR	26,000	155
Ebro Foods SA	9,535	150
Obrascon Huarte Lain SA	7,021	138
Construcciones y Auxiliar de Ferrocarriles SA	305	137
Prosegur Cia de Seguridad SA	26,190	120
^ Bolsas y Mercados Espanoles SA	5,285	103
Red Electrica Corp. SA	2,458	97
Zardoya Otis SA	8,723	97
Mapfre SA	45,955	83
Abengoa SA	5,630	75
Endesa SA	4,566	73
Indra Sistemas SA	7,342	65
Bankinter SA	19,240	62
Acciona SA	1,341	58
Corp Financiera Alba	1,675	52
^ Gamesa Corp. Tecnologica SA	29,281	44
Fomento de Construcciones y Contratas SA	2,553	26
		16,190
Sweden (1.1%)
Nordea Bank AB	203,011	1,890
Telefonaktiebolaget LM Ericsson Class B	178,114	1,654
Hennes & Mauritz AB Class B	36,973	1,365
Svenska Handelsbanken AB Class A	37,345	1,295
Volvo AB Class B	90,237	1,110
Sandvik AB	72,736	1,009
Swedbank AB Class A	50,310	875
Atlas Copco AB Class B	40,108	801

TeliaSonera AB	117,512	777
Skandinaviska Enskilda Banken AB Class A	105,704	775
Scania AB Class B	40,199	691
Boliden AB	43,355	657
SKF AB	26,908	555
Assa Abloy AB Class B	18,198	550
Atlas Copco AB Class A	24,207	542
Svenska Cellulosa AB Class B	29,338	498
Electrolux AB Class B	20,049	454
Swedish Match AB	10,346	435
Investor AB Class B	20,673	430
Tele2 AB	20,462	338
Getinge AB	11,221	321
Hufvudstaden AB Class A	26,208	318
Skanska AB Class B	19,565	295
Wallenstam AB	27,091	290
Alfa Laval AB	15,972	276
* Lundin Petroleum AB	12,656	268
Volvo AB Class A	21,356	264
Castellum AB	19,036	255
Hexagon AB Class B	13,042	248
Investment AB Kinnevik	11,653	240
Fabege AB	27,387	237
Trelleborg AB Class B	22,507	232
NCC AB Class B	11,503	215
Modern Times Group AB Class B	3,926	180
Ratos AB	16,909	175
SSAB AB Class A	20,338	167
Elekta AB Class B	3,475	161
SSAB AB Class B	22,320	160
Industrivarden AB	11,808	158
BE Group AB	61,560	155
Husqvarna AB	30,089	153
Meda AB Class A	14,902	141
Securitas AB Class B	16,049	130
Industrivarden AB Class A	7,976	113
Holmen AB	3,229	87
Nibe Industrier AB Class B	5,534	76
		22,016
Switzerland (2.8%)
Nestle SA	197,195	12,115
Novartis AG	150,716	8,850
Roche Holding AG	40,789	7,223
ABB Ltd.	146,060	2,539
UBS AG	232,132	2,442
Zurich Insurance Group AG	8,759	1,944
Cie Financiere Richemont SA	31,813	1,800
Syngenta AG	5,212	1,777
Swiss Re AG	26,463	1,657
Credit Suisse Group AG	67,338	1,146
SGS SA	538	1,075
Swatch Group AG (Bearer)	2,447	970
Holcim Ltd.	16,258	957
Givaudan SA	482	468
Swisscom AG	1,078	431
Geberit AG	2,057	403
Julius Baer Group Ltd.	10,294	368

*	BB Biotech AG	3,625	343
	Kuehne & Nagel International AG	2,974	338
	Adecco SA	6,903	303
	Allreal Holding AG	2,075	302
	Lindt & Spruengli AG Regular	7	251
	Mobimo Holding AG	1,069	247
	Sonova Holding AG	2,435	230
	Actelion Ltd.	5,024	229
	Swisscanto CH Real Estate Fund Ifca	1,843	228
	Sulzer AG	1,764	227
	Aryzta AG	4,378	217
	PSP Swiss Property AG	2,382	214
	Galenica AG	352	203
	Transocean Ltd.	4,220	199
	Helvetia Holding AG	641	198
*	Dufry AG	1,598	195
	Swatch Group AG (Registered)	2,637	184
	Georg Fischer AG	527	183
	Schroder ImmoPLUS	153	180
	Forbo Holding AG	312	178
	EMS-Chemie Holding AG	903	178
	Swiss Prime Site AG	2,099	176
	Bucher Industries AG	989	169
	OC Oerlikon Corp. AG	20,163	164
	Baloise Holding AG	2,470	163
	Clariant AG	15,224	161
	Partners Group Holding AG	836	152
	Swiss Life Holding AG	1,585	151
	Kaba Holding AG Class B	398	146
	Lindt & Spruengli AG	47	145
	Panalpina Welttransport Holding AG	1,420	136
	Flughafen Zuerich AG	364	131
^,* Logitech International SA		14,375	127
*	Temenos Group AG	9,179	121
	Lonza Group AG	2,682	121
	Pargesa Holding SA	1,930	116
	GAM Holding AG	10,209	113
	Sika AG	60	112
	Schindler Holding AG	949	111
	Valiant Holding	1,213	105
	Barry Callebaut AG	106	96
	Straumann Holding AG	697	94
	Banque Cantonale Vaudoise	177	90
	Schindler Holding AG (Registered)	714	84
*	Bank Sarasin & Cie AG Class B	2,526	69
	Nobel Biocare Holding AG	6,490	60
	Kudelski SA	6,259	52
	BKW AG	807	25
			54,182
Taiwan (1.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	350,192	4,892
*	Hon Hai Precision Industry Co. Ltd.	687,671	1,916
	Chunghwa Telecom Co. Ltd. ADR	55,816	1,656
	Formosa Plastics Corp.	362,840	997
	Nan Ya Plastics Corp.	476,330	923
	Advanced Semiconductor Engineering Inc. ADR	239,217	911
	Formosa Chemicals & Fibre Corp.	302,130	794

Quanta Computer Inc.	281,450	728
Cathay Financial Holding Co. Ltd.	685,804	673
Fubon Financial Holding Co. Ltd.	613,256	637
Delta Electronics Inc.	184,641	620
Chinatrust Financial Holding Co. Ltd.	1,026,026	609
MediaTek Inc.	62,118	522
* Highwealth Construction Corp.	329,000	508
China Steel Corp.	558,621	495
United Microelectronics Corp.	1,180,180	493
HTC Corp.	47,491	456
Siliconware Precision Industries Co.	359,030	395
Uni-President Enterprises Corp.	229,144	382
* Asustek Computer Inc.	39,169	360
Mega Financial Holding Co. Ltd.	423,300	340
TSRC Corp.	148,500	337
* AU Optronics Corp. ADR	98,318	294
Formosa Petrochemical Corp.	95,140	274
Taiwan Mobile Co. Ltd.	82,800	273
Clevo Co.	194,000	253
* Powertech Technology Inc.	126,000	252
Cheng Shin Rubber Industry Co. Ltd.	94,950	251
Phison Electronics Corp.	29,000	235
Yuanta Financial Holding Co. Ltd.	503,990	233
WPG Holdings Ltd.	218,000	229
Hotai Motor Co. Ltd.	34,000	226
Taiwan Cement Corp.	188,210	217
Far Eastern New Century Corp.	190,643	212
Ruentex Industries Ltd.	108,000	210
Simplo Technology Co. Ltd.	37,400	210
Compal Electronics Inc.	224,323	209
President Chain Store Corp.	38,952	203
Foxconn Technology Co. Ltd.	56,922	200
Far EasTone Telecommunications Co. Ltd.	79,000	198
* China Life Insurance Co. Ltd.	195,000	188
* China Development Financial Holding Corp.	796,580	185
Far Eastern Department Stores Co. Ltd.	174,000	182
* First Financial Holding Co. Ltd.	290,674	176
MStar Semiconductor Inc.	27,522	174
Catcher Technology Co. Ltd.	36,310	173
Synnex Technology International Corp.	79,189	172
Hua Nan Financial Holdings Co. Ltd.	299,582	168
Tripod Technology Corp.	73,000	164
* Nan Kang Rubber Tire Co. Ltd.	117,000	163
* AU Optronics Corp.	520,000	158
SinoPac Financial Holdings Co. Ltd.	368,179	157
Asia Cement Corp.	122,580	155
* Radiant Opto-Electronics Corp.	38,000	147
* Hiwin Technologies Corp.	16,000	146
Lite-On Technology Corp.	115,244	144
* Taiwan Cooperative Financial Holding	236,581	143
TPK Holding Co. Ltd.	12,958	142
* Taishin Financial Holding Co. Ltd.	335,478	135
China Petrochemical Development Corp.	162,000	132
Pou Chen Corp.	140,524	127
* Acer Inc.	134,583	122
* Chimei Innolux Corp.	369,294	116
Pegatron Corp.	84,954	110

Wistron Corp.	100,866	108
Yulon Motor Co. Ltd.	61,000	106
* Chang Hwa Commercial Bank	196,200	106
Largan Precision Co. Ltd.	5,020	102
Inventec Corp.	316,554	94
Taiwan Fertilizer Co. Ltd.	39,000	92
Unimicron Technology Corp.	80,000	89
E.Sun Financial Holding Co. Ltd.	159,130	86
* Shin Kong Financial Holding Co. Ltd.	283,339	86
Advantech Co. Ltd.	24,216	85
Waterland Financial Holdings Co. Ltd.	249,164	84
Epistar Corp.	43,000	80
Taiwan Glass Industry Corp.	83,354	79
* E Ink Holdings Inc.	79,000	76
Wintek Corp.	175,000	76
Teco Electric and Machinery Co. Ltd.	109,000	69
Novatek Microelectronics Corp.	23,025	67
* Giant Manufacturing Co. Ltd.	11,881	65
Chicony Electronics Co. Ltd.	33,270	64
Walsin Lihwa Corp.	204,000	61
Genius Electronic Optical Co. Ltd.	8,000	55
* Inotera Memories Inc.	295,000	55
Formosa Taffeta Co. Ltd.	60,000	52
Eva Airways Corp.	83,323	48
Macronix International	183,432	45
Advanced Semiconductor Engineering Inc.	54,097	42
* Taiwan Business Bank	133,371	39
* Tatung Co. Ltd. GDR	621	2
		29,515
Thailand (0.3%)
Electricity Generating PCL (Foreign)	232,400	840
Siam Makro PCL (Foreign)	43,800	457
Advanced Info Service PCL (Foreign)	59,100	374
CP ALL PCL (Foreign)	319,400	344
Siam Commercial Bank PCL (Foreign)	64,700	328
Kasikornbank PCL (Foreign)	57,600	322
PTT PCL (Foreign)	30,300	312
Central Pattana PCL	201,400	312
Thai Union Frozen Products PCL (Foreign)	101,220	236
BEC World PCL (Foreign)	125,200	223
Airports of Thailand PCL (Foreign)	102,800	223
Bank of Ayudhya PCL (Foreign)	208,000	219
PTT Exploration & Production PCL (Foreign)	42,000	202
* Regional Container Lines PCL	740,400	152
Bangkok Bank PCL (Foreign)	21,698	143
PTT Global Chemical PCL	69,515	131
IRPC PCL (Foreign)	1,079,400	123
Siam Cement PCL (Foreign)	10,600	117
Thai Oil PCL (Foreign)	55,800	104
Thoresen Thai Agencies PCL (Foreign)	215,000	103
TMB Bank PCL (Foreign)	2,050,600	100
* PTT Exploration and Production PCL (Local)	19,200	92
* Siam Commercial Bank PCL (Local)	17,800	90
Krung Thai Bank PCL (Foreign)	135,700	70
* Thai Airways International PCL (Foreign)	104,374	66
* Samart Corp. PCL	191,900	55
* Krung Thai Bank PCL	98,200	51

* Thai Stanley Electric PCL	7,600	50
* Total Access Communication PCL (Local)	17,600	46
* TMB Bank PCL (Local)	851,700	41
Siam City Cement PCL (Foreign)	3,800	41
Total Access Communication PCL (Foreign)	13,700	36
* Bangkok Expressway PCL	34,200	31
* Thaicom PCL	60,800	29
* CalComp Electronics Thailand PCL	283,100	22
* Thoresen Thai Agencies PCL (Local)	38,400	18
* Thai Oil PCL	9,300	17
* IRPC PCL	129,200	15
Delta Electronics Thai PCL (Foreign)	14,200	11
* Precious Shipping PCL	3,800	2
		6,148
Turkey (0.2%)
Haci Omer Sabanci Holding AS (Bearer)	140,690	615
* Turkcell Iletisim Hizmetleri AS	98,262	547
Akbank TAS	102,444	385
Ulker Biskuvi Sanayi AS	68,054	284
Turkiye Garanti Bankasi AS	63,566	247
Is Gayrimenkul Yatirim Ortakligi AS	326,400	212
Turkiye Is Bankasi	72,489	212
KOC Holding AS	53,803	209
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,928	202
Aksigorta AS	163,008	168
Coca-Cola Icecek AS	10,490	163
Turkiye Halk Bankasi AS	18,528	158
BIM Birlesik Magazalar AS	3,484	151
* Vestel Elektronik Sanayi ve Ticaret AS	116,139	126
Turk Telekomunikasyon AS	26,366	102
Tupras Turkiye Petrol Rafinerileri AS	4,598	101
Eregli Demir ve Celik Fabrikalari TAS	86,767	95
* Yapi ve Kredi Bankasi AS	43,504	89
* Turk Hava Yollari	42,344	81
Turkiye Vakiflar Bankasi Tao	38,230	80
Enka Insaat ve Sanayi AS	20,250	58
Aygaz AS	12,065	54
* Zorlu Enerji Elektrik Uretim AS	45,600	30
		4,369
United Kingdom (7.9%)
HSBC Holdings plc	1,061,871	8,871
Vodafone Group plc	2,816,458	8,061
Royal Dutch Shell plc Class A	220,231	7,484
BP plc	1,126,287	7,479
GlaxoSmithKline plc	290,657	6,688
British American Tobacco plc	114,060	6,058
Royal Dutch Shell plc Class B	149,149	5,247
Rio Tinto plc	84,582	3,895
Diageo plc	142,750	3,816
BG Group plc	193,641	3,812
BHP Billiton plc	125,031	3,646
AstraZeneca plc	74,508	3,480
Standard Chartered plc	140,140	3,208
SABMiller plc	66,250	2,857
Unilever plc	73,431	2,633
Anglo American plc (London Shares)	80,858	2,396

Reckitt Benckiser Group plc	43,085	2,364
Imperial Tobacco Group plc	59,915	2,325
TESCO plc	464,183	2,311
National Grid plc	200,110	2,076
Barclays plc	713,160	1,857
Xstrata plc	134,062	1,772
Prudential plc	139,604	1,661
Glencore International plc	309,685	1,549
BT Group plc	447,538	1,523
Rolls-Royce Holdings plc	111,638	1,484
Centrica plc	290,600	1,442
* Lloyds Banking Group plc	2,622,685	1,244
Tullow Oil plc	60,216	1,212
IMI plc	86,358	1,109
Compass Group plc	98,772	1,060
SSE plc	50,547	1,038
Reed Elsevier plc	122,126	1,028
BAE Systems plc	209,723	1,012
WPP plc	73,849	934
Shire plc	32,011	923
Experian plc	60,097	891
Pearson plc	42,192	790
Aviva plc	169,648	777
Wolseley plc	21,332	767
British Sky Broadcasting Group plc	66,490	742
Fresnillo plc	29,170	662
J Sainsbury plc	130,617	661
Aggreko plc	20,567	656
WM Morrison Supermarkets plc	148,851	646
Legal & General Group plc	324,565	646
ARM Holdings plc	70,745	612
* Old Mutual plc	243,159	599
Burberry Group plc	28,907	566
Capita plc	50,396	560
Land Securities Group plc	43,580	538
Next plc	10,634	535
Associated British Foods plc	25,079	493
Kingfisher plc	116,734	487
Smith & Nephew plc	43,272	443
Randgold Resources Ltd.	4,781	430
InterContinental Hotels Group plc	17,005	420
Marks & Spencer Group plc	79,010	412
Weir Group plc	15,562	402
Standard Life plc	105,576	399
British Land Co. plc	47,644	398
United Utilities Group plc	35,849	383
Johnson Matthey plc	10,804	368
Carnival plc	10,675	358
Intertek Group plc	8,170	349
Aberdeen Asset Management plc	85,032	344
Antofagasta plc	19,828	331
Severn Trent plc	12,225	330
Smiths Group plc	19,300	322
* Royal Bank of Scotland Group plc	95,015	318
Babcock International Group plc	23,553	316
RSA Insurance Group plc	185,170	315
Greene King plc	33,392	313

Bunzl plc	17,400	303
Whitbread plc	9,006	301
AMEC plc	17,155	299
Petrofac Ltd.	12,790	298
Rexam plc	43,664	297
Sage Group plc	64,654	291
Travis Perkins plc	17,796	280
UBM plc	27,705	278
G4S plc	69,575	270
Hammerson plc	37,123	269
Mondi plc (London Shares)	31,077	264
GKN plc	79,775	262
Melrose plc	74,772	258
Informa plc	43,540	252
Croda International plc	6,845	252
Tate & Lyle plc	23,926	247
ITV plc	205,383	242
Howden Joinery Group plc	112,047	242
Bovis Homes Group plc	33,961	240
Meggitt plc	39,948	239
Capital & Counties Properties plc	71,380	234
* Cairn Energy plc	52,116	233
SIG plc	158,243	233
John Wood Group plc	19,067	232
Resolution Ltd.	71,913	232
Aegis Group plc	61,110	226
Provident Financial plc	10,986	221
Close Brothers Group plc	18,314	213
Balfour Beatty plc	46,565	211
Cobham plc	57,977	211
Serco Group plc	23,325	210
Millennium & Copthorne Hotels plc	26,820	201
TalkTalk Telecom Group plc	73,698	200
N Brown Group plc	48,664	200
Spirent Communications plc	76,600	198
Debenhams plc	136,878	197
International Personal Finance plc	44,325	194
Halma plc	31,221	193
Derwent London plc	6,246	190
Oxford Instruments plc	9,640	189
Electrocomponents plc	55,859	188
Pennon Group plc	15,471	186
Intermediate Capital Group plc	45,723	186
Restaurant Group plc	36,332	185
Spirax-Sarco Engineering plc	6,007	185
Investec plc	31,239	184
Persimmon plc	18,990	183
* Premier Oil plc	29,921	180
Victrex plc	9,047	180
Ultra Electronics Holdings plc	7,724	177
Hikma Pharmaceuticals plc	16,204	176
* Telecity Group plc	13,119	176
* Barratt Developments plc	85,075	176
Britvic plc	37,092	175
Schroders plc (Voting Shares)	8,649	174
easyJet plc	19,723	173
Inmarsat plc	22,380	172

Elementis plc	52,300	172
Taylor Wimpey plc	247,826	171
Admiral Group plc	9,941	170
Genus plc	8,465	170
National Express Group plc	51,147	169
Great Portland Estates plc	24,825	167
Spectris plc	6,777	164
Cookson Group plc	18,956	163
Domino's Pizza Group plc	20,321	163
* BTG plc	27,393	160
London Stock Exchange Group plc	10,517	159
ICAP plc	31,861	159
3i Group plc	48,176	157
Amlin plc	26,552	156
Capital Shopping Centres Group plc	30,918	156
DS Smith plc	66,266	155
William Hill plc	31,472	155
Man Group plc	123,407	154
Invensys plc	40,400	152
Hiscox Ltd.	21,979	152
* Soco International plc	29,740	152
Rotork plc	4,371	151
BBA Aviation plc	52,368	150
* Mitchells & Butlers plc	36,759	150
QinetiQ Group plc	55,532	145
Booker Group plc	99,562	143
Stagecoach Group plc	32,138	142
Lonmin plc	12,989	142
Shaftesbury plc	16,494	140
Carillion plc	35,427	140
Catlin Group Ltd.	20,578	140
WH Smith plc	16,168	139
Hunting plc	11,420	139
* Berkeley Group Holdings plc	6,501	139
Firstgroup plc	39,819	139
Beazley plc	55,859	139
Henderson Group plc	89,882	137
Inchcape plc	23,201	137
TUI Travel plc	47,149	135
Segro plc	36,409	135
Hochschild Mining plc	20,486	134
Berendsen plc	16,828	134
IG Group Holdings plc	19,010	134
Kazakhmys plc	12,075	133
AZ Electronic Materials SA	29,913	132
Logica plc	80,366	131
Aveva Group plc	4,651	130
* Afren plc	64,439	129
Drax Group plc	17,202	128
Bellway plc	10,170	128
Jupiter Fund Management plc	37,389	127
Regus plc	83,682	120
Senior plc	38,907	117
Eurasian Natural Resources Corp. plc	19,087	117
Ashtead Group plc	29,541	116
Michael Page International plc	20,153	116
Mitie Group plc	26,792	114

* Imagination Technologies Group plc	14,250	112
Rightmove plc	4,764	111
* International Consolidated Airlines Group SA (London Shares)	44,159	110
Premier Farnell plc	39,658	110
Ladbrokes plc	45,533	110
Rentokil Initial plc	96,794	109
Hargreaves Lansdown plc	12,208	108
Cable & Wireless Communications plc	218,670	107
PZ Cussons plc	21,737	104
Daily Mail & General Trust plc	14,656	104
Filtrona plc	13,647	99
Vedanta Resources plc	6,468	98
* Micro Focus International plc	11,432	96
De La Rue plc	5,982	96
Petropavlovsk plc	14,310	95
Hays plc	78,816	93
Ashmore Group plc	18,246	92
Jardine Lloyd Thompson Group plc	8,003	92
* Dixons Retail plc	366,768	91
Fenner plc	16,563	91
Home Retail Group plc	72,708	88
Morgan Crucible Co. plc	21,868	86
Lancashire Holdings Ltd.	7,012	86
Phoenix Group Holdings	11,188	85
Betfair Group plc	6,895	82
St. James's Place plc	14,884	80
* Centamin plc	70,824	73
Chemring Group plc	16,079	73
Bwin.Party Digital Entertainment plc	36,430	59
Homeserve plc	16,928	55
WSP Group plc	7,771	53
* Essar Energy plc	20,122	36
* Bumi plc	5,875	33
* Wincanton plc	2,070	1
		151,908
United States (46.8%)
Consumer Discretionary (5.5%)
McDonald's Corp.	60,294	5,388
Walt Disney Co.	104,570	5,139
* Amazon.com Inc.	19,892	4,641
Home Depot Inc.	86,030	4,489
Comcast Corp. Class A	119,131	3,878
Target Corp.	37,797	2,292
* DIRECTV Class A	43,263	2,148
Time Warner Inc.	53,443	2,091
News Corp. Class A	87,883	2,023
Ford Motor Co.	217,108	2,006
Starbucks Corp.	41,844	1,895
TJX Cos. Inc.	42,656	1,889
* priceline.com Inc.	2,775	1,836
Lowe's Cos. Inc.	67,587	1,715
Yum! Brands Inc.	25,480	1,652
* AutoZone Inc.	3,911	1,468
Time Warner Cable Inc.	17,267	1,466
NIKE Inc. Class B	15,366	1,434
Viacom Inc. Class B	29,765	1,390
VF Corp.	9,159	1,367

CBS Corp. Class B	37,399	1,251
News Corp. Class B	46,347	1,075
Comcast Corp.	33,054	1,055
Johnson Controls Inc.	41,083	1,013
Ross Stores Inc.	14,172	942
Marriott International Inc. Class A	25,738	937
Coach Inc.	18,910	933
Carnival Corp.	26,178	871
Mattel Inc.	24,515	862
Macy's Inc.	24,038	862
Kohl's Corp.	16,912	841
* Dollar Tree Inc.	16,568	834
Las Vegas Sands Corp.	22,900	834
* Bed Bath & Beyond Inc.	13,042	795
Wynn Resorts Ltd.	8,015	751
Limited Brands Inc.	15,454	735
* BorgWarner Inc.	10,862	729
* Liberty Media Corp. - Liberty Capital Class A	7,687	727
Nordstrom Inc.	13,300	720
McGraw-Hill Cos. Inc.	15,227	715
* CarMax Inc.	25,678	715
* General Motors Co.	36,130	712
* O'Reilly Automotive Inc.	8,026	688
* Dollar General Corp.	13,300	678
Omnicom Group Inc.	12,796	642
Ralph Lauren Corp. Class A	4,296	620
* Liberty Interactive Corp. Class A	32,777	614
Genuine Parts Co.	8,993	576
Gap Inc.	19,309	569
Starwood Hotels & Resorts Worldwide Inc.	10,090	546
Harley-Davidson Inc.	12,608	545
Staples Inc.	42,301	539
Expedia Inc.	8,668	494
Tiffany & Co.	8,661	476
Darden Restaurants Inc.	9,141	468
* Sirius XM Radio Inc.	216,568	468
* Chipotle Mexican Grill Inc. Class A	1,537	449
Family Dollar Stores Inc.	6,643	439
PetSmart Inc.	6,578	435
Best Buy Co. Inc.	23,072	417
* Liberty Global Inc. Class A	7,833	413
Garmin Ltd.	10,636	411
Virgin Media Inc.	14,570	399
DISH Network Corp. Class A	12,510	385
* NVR Inc.	491	380
* LKQ Corp.	10,500	371
* Liberty Global Inc.	7,257	362
Tractor Supply Co.	3,900	354
Jarden Corp.	7,700	348
* Discovery Communications Inc. Class A	6,839	346
Wyndham Worldwide Corp.	6,298	328
* Charter Communications Inc. Class A	4,200	323
Autoliv Inc.	5,698	322
* Lululemon Athletica Inc.	5,700	322
* Discovery Communications Inc.	6,503	303
DR Horton Inc.	17,190	303
Ulta Salon Cosmetics & Fragrance Inc.	3,500	297

Cato Corp. Class A	10,600	297
* Apollo Group Inc. Class A	10,575	288
Polaris Industries Inc.	3,800	286
JC Penney Co. Inc.	12,334	278
* Hyatt Hotels Corp. Class A	7,700	274
* TRW Automotive Holdings Corp.	6,800	267
PVH Corp.	3,300	262
Advance Auto Parts Inc.	3,700	260
Newell Rubbermaid Inc.	14,655	259
Whirlpool Corp.	3,755	254
* TripAdvisor Inc.	6,668	249
* Hanesbrands Inc.	8,300	249
* AMC Networks Inc. Class A	5,734	249
Scripps Networks Interactive Inc. Class A	4,565	246
* Ascena Retail Group Inc.	13,400	246
* Fossil Inc.	3,400	244
H&R Block Inc.	15,075	243
Abercrombie & Fitch Co.	7,140	241
Hasbro Inc.	6,729	241
Lennar Corp. Class A	8,187	239
* Sally Beauty Holdings Inc.	9,000	238
Service Corp. International	18,500	238
Dick's Sporting Goods Inc.	4,800	236
Foot Locker Inc.	7,133	236
* Cabela's Inc.	5,000	230
* PulteGroup Inc.	20,196	228
* AutoNation Inc.	5,766	227
* Mohawk Industries Inc.	3,380	225
Choice Hotels International Inc.	5,600	224
* Jack in the Box Inc.	8,300	224
* Panera Bread Co. Class A	1,400	220
Interpublic Group of Cos. Inc.	21,538	213
Bob Evans Farms Inc.	5,500	212
* Life Time Fitness Inc.	4,600	209
* Gaylord Entertainment Co.	5,600	206
* Penn National Gaming Inc.	5,200	202
John Wiley & Sons Inc. Class A	4,200	200
Royal Caribbean Cruises Ltd.	8,007	200
Wolverine World Wide Inc.	4,500	200
Cooper Tire & Rubber Co.	11,400	199
Signet Jewelers Ltd.	4,500	198
HSN Inc.	4,600	195
Cracker Barrel Old Country Store Inc.	3,100	194
* Urban Outfitters Inc.	6,247	191
American Eagle Outfitters Inc.	9,143	190
* Carter's Inc.	3,600	182
Lear Corp.	5,100	181
Cablevision Systems Corp. Class A	11,540	177
Williams-Sonoma Inc.	5,000	174
* MGM Resorts International	18,102	172
Rent-A-Center Inc.	4,800	171
Gannett Co. Inc.	12,077	170
MDC Holdings Inc.	5,300	169
* Iconix Brand Group Inc.	9,500	168
* Toll Brothers Inc.	5,772	168
International Game Technology	14,817	168
Chico's FAS Inc.	10,800	165

Cinemark Holdings Inc.	7,000	164
Morningstar Inc.	2,800	163
* Meritage Homes Corp.	4,600	161
Regis Corp.	9,500	161
Vail Resorts Inc.	3,200	159
Aaron's Inc.	5,400	158
* Sears Holdings Corp.	3,194	158
Tupperware Brands Corp.	3,000	157
Guess? Inc.	5,200	157
Washington Post Co. Class B	461	156
* Netflix Inc.	2,707	154
* Saks Inc.	14,400	150
* Tempur-Pedic International Inc.	5,200	148
Brinker International Inc.	4,500	146
Harman International Industries Inc.	3,612	146
Leggett & Platt Inc.	6,269	145
Interval Leisure Group Inc.	7,900	145
* Under Armour Inc. Class A	2,600	142
* Steven Madden Ltd.	3,500	141
Ryland Group Inc.	5,900	141
Gentex Corp.	8,739	140
Meredith Corp.	4,200	139
* Live Nation Entertainment Inc.	15,500	138
* Madison Square Garden Co. Class A	3,800	138
Hillenbrand Inc.	7,900	137
Domino's Pizza Inc.	4,000	137
* Warnaco Group Inc.	3,200	136
GameStop Corp. Class A	8,516	136
* Hibbett Sports Inc.	2,200	134
* Bally Technologies Inc.	3,000	131
* Cheesecake Factory Inc.	3,900	131
* Big Lots Inc.	3,200	130
Penske Automotive Group Inc.	5,400	129
Dillard's Inc. Class A	1,900	124
GNC Holdings Inc. Class A	3,200	123
* DreamWorks Animation SKG Inc. Class A	6,400	123
* Goodyear Tire & Rubber Co.	10,600	121
Brunswick Corp.	5,500	121
* Vitamin Shoppe Inc.	2,200	121
KB Home	13,000	120
Dana Holding Corp.	9,100	120
* Lions Gate Entertainment Corp.	8,900	120
* Tenneco Inc.	4,000	117
Arbitron Inc.	3,300	116
* New York Times Co. Class A	14,600	113
Group 1 Automotive Inc.	2,100	113
DSW Inc. Class A	1,900	112
Regal Entertainment Group Class A	8,100	112
Sotheby's	3,800	112
* Lamar Advertising Co. Class A	3,627	110
Pier 1 Imports Inc.	6,600	109
Monro Muffler Brake Inc.	3,200	106
* Standard Pacific Corp.	17,700	100
* Aeropostale Inc.	5,000	99
Wendy's Co.	20,828	96
* ANN Inc.	3,500	95
Pool Corp.	2,500	92

Finish Line Inc. Class A	4,300	90
* ITT Educational Services Inc.	2,300	89
Thor Industries Inc.	3,100	89
Weight Watchers International Inc.	1,711	87
* Genesco Inc.	1,300	86
* Children's Place Retail Stores Inc.	1,600	81
* Coinstar Inc.	1,700	81
Men's Wearhouse Inc.	2,900	79
* Jos A Bank Clothiers Inc.	1,800	76
* Crocs Inc.	4,900	75
* Deckers Outdoor Corp.	1,800	75
Buckle Inc.	1,900	73
* Shutterfly Inc.	2,200	72
* WMS Industries Inc.	3,800	70
DeVry Inc.	3,500	69
Strayer Education Inc.	900	65
* BJ's Restaurants Inc.	1,600	63
* Marriott Vacations Worldwide Corp.	1,763	55
* K12 Inc.	2,600	47
* Express Inc.	2,800	45
RadioShack Corp.	4,386	13
		106,301
Consumer Staples (4.8%)
Wal-Mart Stores Inc.	149,054	11,094
Procter & Gamble Co.	161,233	10,406
Coca-Cola Co.	126,669	10,235
Philip Morris International Inc.	99,255	9,076
PepsiCo Inc.	89,714	6,525
Altria Group Inc.	115,341	4,149
Kraft Foods Inc.	100,116	3,976
CVS Caremark Corp.	72,186	3,266
Colgate-Palmolive Co.	27,144	2,914
Costco Wholesale Corp.	25,232	2,427
Kimberly-Clark Corp.	21,524	1,871
Walgreen Co.	50,052	1,820
General Mills Inc.	33,013	1,278
Reynolds American Inc.	25,257	1,169
Archer-Daniels-Midland Co.	40,959	1,069
Whole Foods Market Inc.	10,914	1,002
HJ Heinz Co.	17,937	990
Lorillard Inc.	7,481	962
Beam Inc.	15,200	956
Sysco Corp.	29,792	875
Mead Johnson Nutrition Co.	11,852	865
Hershey Co.	11,194	803
Kellogg Co.	16,394	782
Estee Lauder Cos. Inc. Class A	12,140	636
Kroger Co.	27,546	611
Dr Pepper Snapple Group Inc.	11,993	547
JM Smucker Co.	6,722	516
Bunge Ltd.	7,602	500
Clorox Co.	6,594	479
Coca-Cola Enterprises Inc.	15,814	464
Church & Dwight Co. Inc.	7,900	455
ConAgra Foods Inc.	17,914	442
Brown-Forman Corp. Class B	4,469	418
Campbell Soup Co.	11,863	393

Avon Products Inc.	25,025	388
Weis Markets Inc.	8,700	379
Safeway Inc.	23,788	370
McCormick & Co. Inc.	6,042	368
* Monster Beverage Corp.	5,400	359
Molson Coors Brewing Co. Class B	8,478	359
* Energizer Holdings Inc.	4,360	339
Herbalife Ltd.	6,100	335
WD-40 Co.	6,600	317
Hormel Foods Corp.	9,875	276
* United Natural Foods Inc.	5,000	271
* Constellation Brands Inc. Class A	9,447	266
Ingredion Inc.	4,600	239
Hillshire Brands Co.	9,033	231
Tyson Foods Inc. Class A	15,198	228
Nu Skin Enterprises Inc. Class A	4,000	204
Casey's General Stores Inc.	3,400	202
Fresh Del Monte Produce Inc.	8,100	198
Flowers Foods Inc.	9,000	192
Snyders-Lance Inc.	7,900	185
* Hain Celestial Group Inc.	3,300	184
* Green Mountain Coffee Roasters Inc.	9,860	180
Harris Teeter Supermarkets Inc.	4,300	178
Lancaster Colony Corp.	2,500	173
Universal Corp.	3,600	164
* Ralcorp Holdings Inc.	2,700	161
* Darling International Inc.	9,500	157
* Smithfield Foods Inc.	8,403	155
* Dean Foods Co.	12,100	150
* TreeHouse Foods Inc.	2,200	123
* Prestige Brands Holdings Inc.	7,100	116
* Rite Aid Corp.	92,400	107
* Elizabeth Arden Inc.	2,500	97
* Fresh Market Inc.	1,600	94
PriceSmart Inc.	1,300	94
* DryShips Inc.	35,100	77
Sanderson Farms Inc.	1,700	63
SUPERVALU Inc.	17,697	44
* Post Holdings Inc.	1,350	40
		92,034
Energy (4.8%)
Exxon Mobil Corp.	275,466	23,924
Chevron Corp.	117,083	12,830
Schlumberger Ltd.	77,711	5,538
Occidental Petroleum Corp.	47,456	4,130
ConocoPhillips	72,832	3,965
Anadarko Petroleum Corp.	31,680	2,200
Apache Corp.	24,770	2,133
Halliburton Co.	55,534	1,840
National Oilwell Varco Inc.	25,152	1,818
EOG Resources Inc.	15,060	1,476
Devon Energy Corp.	23,739	1,403
Phillips 66	34,963	1,315
Spectra Energy Corp.	42,730	1,311
Baker Hughes Inc.	26,009	1,205
Williams Cos. Inc.	35,262	1,121
Noble Energy Inc.	12,285	1,074

Marathon Oil Corp.	38,330	1,015
Hess Corp.	20,949	988
Marathon Petroleum Corp.	19,369	916
* FMC Technologies Inc.	20,263	914
Valero Energy Corp.	31,911	878
Kinder Morgan Inc.	24,377	873
* Concho Resources Inc.	10,000	853
Noble Corp.	22,060	816
* Southwestern Energy Co.	23,452	780
Pioneer Natural Resources Co.	8,237	730
Transocean Ltd.	14,827	694
Chesapeake Energy Corp.	36,264	682
Range Resources Corp.	10,746	673
* Cameron International Corp.	12,829	645
Murphy Oil Corp.	9,795	526
* Weatherford International Ltd.	42,303	510
Cabot Oil & Gas Corp.	12,000	506
* Cobalt International Energy Inc.	17,700	444
HollyFrontier Corp.	11,600	434
EQT Corp.	7,408	418
Core Laboratories NV	3,600	402
CONSOL Energy Inc.	13,321	386
* Kinder Morgan Management LLC	5,008	384
Linn Energy LLC	9,300	368
Peabody Energy Corp.	15,172	317
* Denbury Resources Inc.	19,726	298
* Plains Exploration & Production Co.	6,966	278
Energen Corp.	5,300	271
QEP Resources Inc.	8,699	261
Sunoco Inc.	5,364	259
Cimarex Energy Co.	4,241	240
* Whiting Petroleum Corp.	5,700	230
* Rowan Cos. plc Class A	6,488	228
Diamond Offshore Drilling Inc.	3,418	224
Oceaneering International Inc.	4,300	222
Western Refining Inc.	9,100	214
Helmerich & Payne Inc.	4,400	205
* SEACOR Holdings Inc.	2,400	204
* Newfield Exploration Co.	6,601	202
* Nabors Industries Ltd.	14,060	195
* WPX Energy Inc.	11,759	188
* Tesoro Corp.	6,700	185
* Oil States International Inc.	2,500	182
Enbridge Energy Management LLC	5,677	181
* Continental Resources Inc.	2,706	173
* Ultra Petroleum Corp.	7,255	172
SM Energy Co.	3,600	170
* Atwood Oceanics Inc.	3,800	169
* Dresser-Rand Group Inc.	3,600	167
World Fuel Services Corp.	3,900	158
* Unit Corp.	3,900	155
* Superior Energy Services Inc.	7,135	155
Tidewater Inc.	3,100	151
Energy XXI Bermuda Ltd.	4,700	147
Copano Energy LLC	5,200	145
* SandRidge Energy Inc.	21,100	144
Bristow Group Inc.	3,100	142

* McDermott International Inc.	11,377	133
* Dril-Quip Inc.	1,800	132
* Contango Oil & Gas Co.	2,100	124
* CVR Energy Inc.	4,200	120
Patterson-UTI Energy Inc.	7,659	119
* Rosetta Resources Inc.	2,600	108
Berry Petroleum Co. Class A	2,800	106
* Helix Energy Solutions Group Inc.	5,900	106
* Gran Tierra Energy Inc.	22,700	104
* Alpha Natural Resources Inc.	13,590	95
* Hornbeck Offshore Services Inc.	2,200	93
Arch Coal Inc.	12,500	90
* McMoRan Exploration Co.	6,900	90
* Oasis Petroleum Inc.	3,400	89
* Carrizo Oil & Gas Inc.	3,500	88
^ RPC Inc.	6,300	85
* Gulfport Energy Corp.	4,100	84
* Stone Energy Corp.	3,200	84
EXCO Resources Inc.	11,300	80
* ION Geophysical Corp.	11,500	76
* Gulfmark Offshore Inc.	2,000	72
* Bill Barrett Corp.	3,400	72
Lufkin Industries Inc.	1,400	64
* Key Energy Services Inc.	7,900	63
* Swift Energy Co.	3,300	62
* Kodiak Oil & Gas Corp.	6,900	58
* Northern Oil and Gas Inc.	3,200	50
* Forest Oil Corp.	6,900	47
CARBO Ceramics Inc.	700	45
		92,289
Financials (7.4%)
Wells Fargo & Co.	308,318	10,424
JPMorgan Chase & Co.	227,639	8,195
* Berkshire Hathaway Inc. Class B	63,874	5,419
* Berkshire Hathaway Inc. Class A	39	4,970
Citigroup Inc.	171,851	4,662
Bank of America Corp.	630,384	4,627
American Express Co.	67,353	3,887
US Bancorp	109,027	3,652
Goldman Sachs Group Inc.	30,132	3,040
Simon Property Group Inc.	15,955	2,561
Capital One Financial Corp.	33,519	1,894
PNC Financial Services Group Inc.	28,886	1,707
Bank of New York Mellon Corp.	75,211	1,601
MetLife Inc.	50,627	1,558
American Tower Corporation	21,362	1,545
Prudential Financial Inc.	29,603	1,429
Travelers Cos. Inc.	21,705	1,360
Aflac Inc.	30,736	1,346
ACE Ltd.	18,305	1,345
Morgan Stanley	97,416	1,331
Franklin Resources Inc.	10,831	1,245
* American International Group Inc.	39,124	1,223
BB&T Corp.	38,484	1,207
Boston Properties Inc.	10,827	1,201
BlackRock Inc.	6,854	1,167
State Street Corp.	28,387	1,146

Vornado Realty Trust	12,969	1,083
Marsh & McLennan Cos. Inc.	32,096	1,066
Charles Schwab Corp.	82,386	1,041
HCP Inc.	21,743	1,026
Prologis Inc.	31,709	1,025
Allstate Corp.	29,625	1,016
Discover Financial Services	28,184	1,014
Chubb Corp.	13,831	1,005
Equity Residential	15,749	997
Loews Corp.	24,387	965
CME Group Inc.	18,430	960
Public Storage	6,315	941
T. Rowe Price Group Inc.	14,308	869
Weyerhaeuser Co.	34,729	811
Annaly Capital Management Inc.	46,240	806
SLM Corp.	47,985	767
SunTrust Banks Inc.	32,226	762
Host Hotels & Resorts Inc.	48,366	710
Aon plc	13,846	681
Fifth Third Bancorp	48,814	675
Acadia Realty Trust	28,000	670
AvalonBay Communities Inc.	4,378	644
Progressive Corp.	32,265	637
Brown & Brown Inc.	24,663	623
Rayonier Inc.	12,700	606
Regions Financial Corp.	86,154	600
Ameriprise Financial Inc.	11,136	576
Health Care REIT Inc.	8,775	546
Legg Mason Inc.	22,116	542
* IntercontinentalExchange Inc.	4,027	528
Ventas Inc.	7,813	525
Northern Trust Corp.	11,505	522
KeyCorp	63,777	509
Principal Financial Group Inc.	19,825	507
American Capital Agency Corp.	14,400	506
Invesco Ltd.	21,349	472
EastGroup Properties Inc.	8,800	471
Hartford Financial Services Group Inc.	28,374	467
M&T Bank Corp.	5,420	465
Lincoln National Corp.	22,688	455
Comerica Inc.	15,015	454
Moody's Corp.	10,340	419
Eaton Vance Corp.	15,700	417
Kimco Realty Corp.	20,051	391
Digital Realty Trust Inc.	4,821	376
Macerich Co.	6,426	375
Medical Properties Trust Inc.	37,500	369
* CIT Group Inc.	9,900	362
* Hilltop Holdings Inc.	33,600	353
XL Group plc Class A	17,044	352
Arrow Financial Corp.	14,400	350
* Affiliated Managers Group Inc.	3,100	346
Westamerica Bancorporation	7,300	336
Sun Communities Inc.	7,200	335
Federal Realty Investment Trust	3,075	334
Plum Creek Timber Co. Inc.	8,103	329
General Growth Properties Inc.	18,100	328

CBL & Associates Properties Inc.	16,200	320
Cincinnati Financial Corp.	8,423	319
Willis Group Holdings plc	8,461	313
Raymond James Financial Inc.	9,100	306
Safety Insurance Group Inc.	7,200	305
Reinsurance Group of America Inc. Class A	5,400	301
Washington REIT	11,200	299
NYSE Euronext	11,702	298
Mack-Cali Realty Corp.	11,100	297
* Alleghany Corp.	855	296
SL Green Realty Corp.	3,700	291
Tompkins Financial Corp.	7,200	283
SY Bancorp Inc.	12,000	280
American Equity Investment Life Holding Co.	24,000	280
Kilroy Realty Corp.	5,900	279
New York Community Bancorp Inc.	21,514	279
Everest Re Group Ltd.	2,739	279
* MSCI Inc. Class A	8,100	269
Huntington Bancshares Inc.	42,651	265
WR Berkley Corp.	7,176	263
Leucadia National Corp.	12,123	263
Torchmark Corp.	5,277	263
UDR Inc.	9,700	258
DDR Corp.	17,100	257
Corporate Office Properties Trust	11,200	249
* CBRE Group Inc. Class A	15,898	248
Community Trust Bancorp Inc.	7,200	244
Post Properties Inc.	4,700	243
Ramco-Gershenson Properties Trust	19,000	242
PartnerRe Ltd.	3,279	238
Allied World Assurance Co. Holdings AG	3,100	234
Duke Realty Corp.	16,132	233
Apartment Investment & Management Co. Class A	8,500	233
Inland Real Estate Corp.	29,200	233
* Navigators Group Inc.	4,800	232
Aspen Insurance Holdings Ltd.	8,000	230
Urstadt Biddle Properties Inc. Class A	12,000	228
Realty Income Corp.	5,500	227
TD Ameritrade Holding Corp.	14,231	227
Weingarten Realty Investors	8,400	226
American National Insurance Co.	3,200	225
* Arch Capital Group Ltd.	5,800	225
Piedmont Office Realty Trust Inc. Class A	13,100	223
Regency Centers Corp.	4,656	223
Fidelity National Financial Inc. Class A	11,900	222
Washington Federal Inc.	13,900	221
Unum Group	11,700	221
Hanover Insurance Group Inc.	6,300	221
* eHealth Inc.	12,000	220
Lazard Ltd. Class A	8,200	220
White Mountains Insurance Group Ltd.	431	220
Capstead Mortgage Corp.	15,600	220
Associated Banc-Corp	17,500	219
HCC Insurance Holdings Inc.	7,100	218
NASDAQ OMX Group Inc.	9,500	216
First Financial Corp.	7,200	213
* Markel Corp.	492	213

CNO Financial Group Inc.	25,600	212
MFA Financial Inc.	26,200	212
American Financial Group Inc.	5,600	211
Axis Capital Holdings Ltd.	6,394	210
People's United Financial Inc.	18,324	210
Commerce Bancshares Inc.	5,327	210
Liberty Property Trust	5,777	210
PS Business Parks Inc.	3,100	210
Brandywine Realty Trust	17,600	209
Universal Health Realty Income Trust	4,800	209
Jones Lang LaSalle Inc.	3,100	207
Alexandria Real Estate Equities Inc.	2,800	206
Northwest Bancshares Inc.	17,400	203
Arthur J Gallagher & Co.	5,707	202
Brookline Bancorp Inc.	24,000	202
Saul Centers Inc.	4,800	200
UMB Financial Corp.	4,100	197
CommonWealth REIT	10,800	197
DCT Industrial Trust Inc.	31,300	196
Healthcare Realty Trust Inc.	7,900	194
Alterra Capital Holdings Ltd.	8,200	191
Cullen/Frost Bankers Inc.	3,400	188
RenaissanceRe Holdings Ltd.	2,524	187
Hospitality Properties Trust	7,693	187
Kemper Corp.	5,700	187
Camden Property Trust	2,600	185
Capitol Federal Financial Inc.	15,700	184
Extra Space Storage Inc.	5,600	183
Omega Healthcare Investors Inc.	7,500	182
Douglas Emmett Inc.	7,700	181
Colonial Properties Trust	7,900	179
Protective Life Corp.	6,400	179
Hatteras Financial Corp.	6,100	178
Bank of Hawaii Corp.	3,800	178
Waddell & Reed Financial Inc. Class A	6,100	177
Assurant Inc.	4,838	175
Essex Property Trust Inc.	1,100	173
Mid-America Apartment Communities Inc.	2,500	173
LTC Properties Inc.	4,800	171
* World Acceptance Corp.	2,400	171
Highwoods Properties Inc.	5,000	169
East West Bancorp Inc.	7,700	168
Entertainment Properties Trust	3,700	167
Hudson City Bancorp Inc.	26,291	167
First American Financial Corp.	9,100	167
Zions Bancorporation	9,082	165
Wintrust Financial Corp.	4,500	165
First Citizens BancShares Inc. Class A	1,000	164
Taubman Centers Inc.	2,100	163
ProAssurance Corp.	1,800	161
Sovran Self Storage Inc.	2,800	160
Trustmark Corp.	6,500	157
Lexington Realty Trust	17,500	156
Starwood Property Trust Inc.	7,000	156
National Health Investors Inc.	2,900	156
SEI Investments Co.	7,317	155
Redwood Trust Inc.	12,000	155

Montpelier Re Holdings Ltd.	7,600	154
BRE Properties Inc.	2,900	153
Endurance Specialty Holdings Ltd.	4,400	153
Community Bank System Inc.	5,500	151
Equity Lifestyle Properties Inc.	2,100	151
DiamondRock Hospitality Co.	15,900	150
* SVB Financial Group	2,600	150
Susquehanna Bancshares Inc.	13,700	146
Jefferies Group Inc.	11,600	145
Validus Holdings Ltd.	4,465	145
Home Properties Inc.	2,200	144
Glimcher Realty Trust	14,400	144
FirstMerit Corp.	8,900	144
* E*TRADE Financial Corp.	18,800	143
Senior Housing Properties Trust	6,300	143
BGC Partners Inc. Class A	28,800	143
Erie Indemnity Co. Class A	1,995	142
Platinum Underwriters Holdings Ltd.	3,700	141
City National Corp.	2,757	136
Iberiabank Corp.	2,900	136
CubeSmart	11,200	134
* Stifel Financial Corp.	4,400	132
TCF Financial Corp.	12,800	132
LaSalle Hotel Properties	5,000	131
Old Republic International Corp.	16,267	131
Hancock Holding Co.	4,300	131
Chimera Investment Corp.	60,000	130
Fulton Financial Corp.	14,100	130
* Signature Bank	2,000	129
* Genworth Financial Inc. Class A	25,167	127
Webster Financial Corp.	6,100	125
First Niagara Financial Group Inc.	16,400	124
Synovus Financial Corp.	65,400	124
First Financial Bankshares Inc.	3,600	124
CapitalSource Inc.	18,900	124
Assured Guaranty Ltd.	10,300	123
* Ocwen Financial Corp.	6,200	123
CVB Financial Corp.	10,300	122
Potlatch Corp.	3,500	121
* Alexander & Baldwin Inc.	3,700	119
First Horizon National Corp.	14,376	118
Cathay General Bancorp	7,300	118
Prosperity Bancshares Inc.	2,900	118
Investors Real Estate Trust	14,400	118
* Altisource Portfolio Solutions SA	1,500	116
Tanger Factory Outlet Centers	3,600	116
StanCorp Financial Group Inc.	3,800	113
* Texas Capital Bancshares Inc.	2,600	112
First Financial Bancorp	6,800	109
FNB Corp.	9,600	104
* Enstar Group Ltd.	1,100	103
BOK Financial Corp.	1,800	102
Old National Bancorp	8,300	102
National Penn Bancshares Inc.	10,900	96
* Knight Capital Group Inc. Class A	9,200	95
Invesco Mortgage Capital Inc.	4,800	95
* Forest City Enterprises Inc. Class A	6,727	95

Umpqua Holdings Corp.	7,500	94
Mercury General Corp.	2,555	93
Federated Investors Inc. Class B	4,579	92
American Campus Communities Inc.	1,900	91
National Retail Properties Inc.	3,000	89
BioMed Realty Trust Inc.	4,700	88
* First Cash Financial Services Inc.	2,200	88
Cash America International Inc.	2,300	88
* Popular Inc.	5,598	84
* TFS Financial Corp.	8,900	84
DuPont Fabros Technology Inc.	3,100	83
* Ezcorp Inc. Class A	3,700	83
Valley National Bancorp	8,484	79
* St. Joe Co.	4,579	78
RLI Corp.	1,200	77
* MBIA Inc.	7,500	72
United Bankshares Inc.	2,900	68
Janus Capital Group Inc.	8,842	64
CYS Investments Inc.	1,900	27
Two Harbors Investment Corp.	1,900	22
		142,720
Health Care (5.3%)
Johnson & Johnson	156,120	10,807
Pfizer Inc.	430,750	10,355
Merck & Co. Inc.	172,034	7,599
Abbott Laboratories	88,162	5,846
Amgen Inc.	46,630	3,852
Bristol-Myers Squibb Co.	96,626	3,440
UnitedHealth Group Inc.	58,864	3,007
Eli Lilly & Co.	64,947	2,860
* Express Scripts Holding Co.	46,122	2,672
* Gilead Sciences Inc.	44,028	2,392
Medtronic Inc.	60,088	2,369
* Biogen Idec Inc.	13,945	2,034
Baxter International Inc.	31,734	1,857
* Celgene Corp.	25,834	1,769
Covidien plc	28,460	1,590
Allergan Inc.	19,374	1,590
* Intuitive Surgical Inc.	2,844	1,369
Thermo Fisher Scientific Inc.	23,157	1,289
* Alexion Pharmaceuticals Inc.	11,266	1,181
McKesson Corp.	12,576	1,141
Stryker Corp.	20,821	1,083
* Forest Laboratories Inc.	30,469	1,022
WellPoint Inc.	18,505	986
* Cerner Corp.	13,053	965
St. Jude Medical Inc.	24,392	911
Cardinal Health Inc.	19,549	842
* Edwards Lifesciences Corp.	8,050	815
Cigna Corp.	19,021	766
Becton Dickinson and Co.	10,047	761
Agilent Technologies Inc.	19,445	745
Aetna Inc.	20,021	722
* Regeneron Pharmaceuticals Inc.	5,200	700
Perrigo Co.	5,939	677
AmerisourceBergen Corp. Class A	16,217	644
* Vertex Pharmaceuticals Inc.	13,099	635

* Laboratory Corp. of America Holdings	7,351	618
* Kindred Healthcare Inc.	64,200	608
Humana Inc.	9,077	559
* Watson Pharmaceuticals Inc.	6,944	540
Zimmer Holdings Inc.	8,988	530
* Mylan Inc.	21,737	501
* DaVita Inc.	4,737	466
Quest Diagnostics Inc.	7,774	454
West Pharmaceutical Services Inc.	8,100	403
* Life Technologies Corp.	8,893	390
Patterson Cos. Inc.	11,226	383
* Boston Scientific Corp.	72,615	375
* Illumina Inc.	8,541	354
CR Bard Inc.	3,599	350
* Waters Corp.	4,512	350
Teleflex Inc.	5,400	344
* Amylin Pharmaceuticals Inc.	11,100	342
* Henry Schein Inc.	4,559	341
* Varian Medical Systems Inc.	5,890	321
* Hospira Inc.	8,289	288
* Hologic Inc.	15,200	282
* IDEXX Laboratories Inc.	3,100	273
* CareFusion Corp.	10,938	267
* BioMarin Pharmaceutical Inc.	6,600	259
DENTSPLY International Inc.	6,955	253
* Myriad Genetics Inc.	10,000	249
* Gen-Probe Inc.	3,000	248
* Onyx Pharmaceuticals Inc.	3,300	247
Coventry Health Care Inc.	7,323	244
* Par Pharmaceutical Cos. Inc.	4,700	235
* Neogen Corp.	6,000	231
* Warner Chilcott plc Class A	13,376	227
* Mettler-Toledo International Inc.	1,400	217
* Endo Health Solutions Inc.	7,200	214
STERIS Corp.	7,100	214
* Incyte Corp. Ltd.	8,500	212
* ResMed Inc.	6,700	211
* Haemonetics Corp.	2,900	209
Lincare Holdings Inc.	5,010	207
* MEDNAX Inc.	3,100	205
* United Therapeutics Corp.	3,700	203
* Isis Pharmaceuticals Inc.	16,700	202
* LifePoint Hospitals Inc.	5,000	191
PerkinElmer Inc.	7,400	189
* AMERIGROUP Corp.	2,100	189
Omnicare Inc.	5,778	182
* Rigel Pharmaceuticals Inc.	16,365	179
* athenahealth Inc.	1,900	174
Universal Health Services Inc. Class B	4,428	173
* Nektar Therapeutics	20,300	173
* HealthSouth Corp.	7,600	170
* Medivation Inc.	1,700	170
Cooper Cos. Inc.	2,200	166
* Bio-Rad Laboratories Inc. Class A	1,700	164
* Theravance Inc.	5,400	157
* Seattle Genetics Inc.	5,900	154
* Magellan Health Services Inc.	3,200	154

* DexCom Inc.	13,700	151
* Pharmacyclics Inc.	2,800	149
* Alkermes plc	8,000	149
* Align Technology Inc.	4,300	146
* Exelixis Inc.	23,018	144
* VCA Antech Inc.	7,900	144
* Salix Pharmaceuticals Ltd.	3,200	143
* Cubist Pharmaceuticals Inc.	3,300	142
* NuVasive Inc.	6,800	142
HCA Holdings Inc.	5,300	140
* Questcor Pharmaceuticals Inc.	3,800	140
* Auxilium Pharmaceuticals Inc.	5,200	140
* Sirona Dental Systems Inc.	3,200	138
Owens & Minor Inc.	4,900	138
* Tenet Healthcare Corp.	29,800	138
* Brookdale Senior Living Inc. Class A	8,300	137
* Vivus Inc.	6,300	133
Techne Corp.	1,900	131
Medicis Pharmaceutical Corp. Class A	3,900	128
* Impax Laboratories Inc.	5,700	127
* Charles River Laboratories International Inc.	3,700	126
* HMS Holdings Corp.	3,600	124
* Community Health Systems Inc.	5,026	124
Hill-Rom Holdings Inc.	4,700	123
* Covance Inc.	2,600	122
* Volcano Corp.	4,600	122
* Cepheid Inc.	3,700	119
* Alere Inc.	6,200	117
Chemed Corp.	1,800	113
* Allscripts Healthcare Solutions Inc.	12,200	112
* Health Management Associates Inc. Class A	16,900	111
* Thoratec Corp.	3,200	110
* PAREXEL International Corp.	3,900	107
* Health Net Inc.	4,800	106
* Masimo Corp.	4,500	101
* ViroPharma Inc.	4,600	100
* PSS World Medical Inc.	4,400	92
* Centene Corp.	2,400	91
* WellCare Health Plans Inc.	1,400	91
* Halozyme Therapeutics Inc.	8,200	74
* Jazz Pharmaceuticals plc	1,500	72
Quality Systems Inc.	3,800	61
* InterMune Inc.	5,200	46
* Dendreon Corp.	7,205	34
		102,702
Industrials (5.1%)
General Electric Co.	627,375	13,018
United Technologies Corp.	52,818	3,932
3M Co.	38,140	3,479
Union Pacific Corp.	27,849	3,415
Caterpillar Inc.	37,829	3,186
Boeing Co.	42,657	3,153
United Parcel Service Inc. Class B	36,898	2,790
Honeywell International Inc.	45,864	2,662
Danaher Corp.	39,060	2,063
Emerson Electric Co.	40,925	1,955
Norfolk Southern Corp.	24,053	1,781

FedEx Corp.	19,411	1,753
Deere & Co.	22,319	1,715
Lockheed Martin Corp.	17,009	1,518
Precision Castparts Corp.	9,633	1,498
Illinois Tool Works Inc.	27,070	1,471
Tyco International Ltd.	26,242	1,442
CSX Corp.	59,783	1,371
Cummins Inc.	13,488	1,293
General Dynamics Corp.	19,962	1,266
Northrop Grumman Corp.	17,214	1,140
PACCAR Inc.	27,300	1,092
Eaton Corp.	21,244	931
Raytheon Co.	16,353	907
WW Grainger Inc.	3,982	816
Parker Hannifin Corp.	10,086	810
Ingersoll-Rand plc	18,843	799
Waste Management Inc.	22,898	788
Dover Corp.	14,302	779
Fastenal Co.	16,897	729
Stanley Black & Decker Inc.	10,442	698
Cooper Industries plc	9,704	698
Republic Services Inc. Class A	21,603	625
Rockwell Automation Inc.	8,870	597
Expeditors International of Washington Inc.	16,695	594
* Jacobs Engineering Group Inc.	14,973	577
Textron Inc.	19,375	505
Robert Half International Inc.	18,278	494
Alliant Techsystems Inc.	10,243	474
* Delta Air Lines Inc.	47,965	463
Roper Industries Inc.	4,432	441
C.H. Robinson Worldwide Inc.	8,236	435
Fluor Corp.	8,584	426
Hubbell Inc. Class B	5,100	420
* Verisk Analytics Inc. Class A	7,900	397
* Stericycle Inc.	4,227	392
Joy Global Inc.	7,535	391
Kansas City Southern	5,200	379
AMETEK Inc.	11,956	371
Southwest Airlines Co.	39,115	359
Snap-on Inc.	5,300	359
Flowserve Corp.	2,768	332
* TransDigm Group Inc.	2,600	321
Amerco Inc.	3,400	318
Rockwell Collins Inc.	6,258	316
Pall Corp.	5,860	313
* United Continental Holdings Inc.	16,500	312
Toro Co.	8,200	308
L-3 Communications Holdings Inc.	4,043	287
Equifax Inc.	6,097	286
Corrections Corp. of America	8,900	277
Regal-Beloit Corp.	4,200	270
* Geo Group Inc.	11,400	264
JB Hunt Transport Services Inc.	4,729	260
* IHS Inc. Class A	2,300	254
Cintas Corp.	6,379	253
* Hertz Global Holdings Inc.	22,100	249
Iron Mountain Inc.	7,498	241

MSC Industrial Direct Co. Inc. Class A	3,500	241
IDEX Corp.	6,300	240
* BE Aerospace Inc.	6,000	235
Donaldson Co. Inc.	6,800	232
Manpower Inc.	6,454	230
Xylem Inc.	9,535	229
URS Corp.	6,500	228
* Quanta Services Inc.	9,800	225
Valmont Industries Inc.	1,800	223
Applied Industrial Technologies Inc.	6,000	223
* Portfolio Recovery Associates Inc.	2,600	220
Pentair Inc.	4,977	218
Kaydon Corp.	10,200	215
Acuity Brands Inc.	3,700	214
Masco Corp.	17,787	214
* Copart Inc.	9,000	214
* Tetra Tech Inc.	8,200	211
* Teledyne Technologies Inc.	3,300	206
* Genesee & Wyoming Inc. Class A	3,300	205
KBR Inc.	7,800	205
Dun & Bradstreet Corp.	2,530	203
Timken Co.	5,600	203
* Owens Corning	7,500	201
* Clean Harbors Inc.	3,300	200
* Fortune Brands Home & Security Inc.	8,950	198
Wabtec Corp.	2,500	198
Carlisle Cos. Inc.	3,900	197
* Kirby Corp.	3,700	195
Nordson Corp.	3,800	195
* AGCO Corp.	4,400	193
* United Rentals Inc.	6,600	191
EMCOR Group Inc.	7,200	190
Actuant Corp. Class A	6,600	188
Lincoln Electric Holdings Inc.	4,700	187
GATX Corp.	4,400	185
Graco Inc.	4,000	183
Belden Inc.	5,700	183
* Shaw Group Inc.	4,700	183
Landstar System Inc.	3,700	183
Deluxe Corp.	6,400	181
* WABCO Holdings Inc.	3,300	181
* Alaska Air Group Inc.	5,200	181
* Spirit Aerosystems Holdings Inc. Class A	7,700	181
Triumph Group Inc.	2,800	175
* Old Dominion Freight Line Inc.	4,100	174
Rollins Inc.	7,300	172
Curtiss-Wright Corp.	5,700	171
* Esterline Technologies Corp.	2,900	170
Avery Dennison Corp.	5,530	170
Covanta Holding Corp.	9,900	170
Brady Corp. Class A	6,400	170
* JetBlue Airways Corp.	30,600	169
* AECOM Technology Corp.	10,300	167
Gardner Denver Inc.	2,900	165
Arkansas Best Corp.	12,000	164
Towers Watson & Co. Class A	2,800	164
Watsco Inc.	2,400	163

* WESCO International Inc.	2,900	162
Crane Co.	4,100	160
Harsco Corp.	7,500	159
* Moog Inc. Class A	4,300	156
Kennametal Inc.	4,200	155
Lennox International Inc.	3,500	153
* Sensata Technologies Holding NV	5,300	152
SPX Corp.	2,499	152
* Oshkosh Corp.	6,600	149
CLARCOR Inc.	3,000	145
* Terex Corp.	7,402	144
* Babcock & Wilcox Co.	5,750	144
Con-way Inc.	4,000	142
Waste Connections Inc.	4,600	142
^ RR Donnelley & Sons Co.	11,613	141
* Atlas Air Worldwide Holdings Inc.	3,100	141
* II-VI Inc.	8,000	139
* Middleby Corp.	1,400	137
* Avis Budget Group Inc.	9,400	135
Pitney Bowes Inc.	10,047	134
Werner Enterprises Inc.	5,800	134
AO Smith Corp.	2,700	133
* Hexcel Corp.	5,700	133
Trinity Industries Inc.	4,700	132
* USG Corp.	8,100	132
* Hub Group Inc. Class A	4,200	125
Macquarie Infrastructure Co. LLC	3,500	124
Woodward Inc.	3,700	124
United Stationers Inc.	4,800	121
Brink's Co.	5,200	121
* EnerSys	3,400	116
UTi Worldwide Inc.	8,700	115
* Foster Wheeler AG	6,175	111
* GrafTech International Ltd.	10,600	111
Corporate Executive Board Co.	2,400	111
Healthcare Services Group Inc.	5,100	111
Mine Safety Appliances Co.	3,200	110
ABM Industries Inc.	5,900	110
* Navistar International Corp.	4,300	106
Barnes Group Inc.	4,400	105
* Dollar Thrifty Automotive Group Inc.	1,400	104
* Colfax Corp.	3,501	101
Watts Water Technologies Inc. Class A	3,000	101
* General Cable Corp.	3,800	99
* Advisory Board Co.	2,200	99
Granite Construction Inc.	3,800	98
Mueller Industries Inc.	2,300	98
Robbins & Myers Inc.	2,100	96
HNI Corp.	3,600	96
Ryder System Inc.	2,387	94
Manitowoc Co. Inc.	7,800	94
Raven Industries Inc.	2,800	92
Matson Inc.	3,700	91
Exelis Inc.	9,535	90
ITT Corp.	4,767	89
* Polypore International Inc.	2,400	89
* Huntington Ingalls Industries Inc.	2,129	83

Herman Miller Inc.	4,500	82
Armstrong World Industries Inc.	2,100	81
* MasTec Inc.	5,000	80
* Chart Industries Inc.	1,200	78
* FTI Consulting Inc.	2,900	74
Simpson Manufacturing Co. Inc.	3,000	73
* Nielsen Holdings NV	2,400	68
HEICO Corp.	1,875	67
* ACCO Brands Corp.	2,742	23
* Engility Holdings Inc.	673	10
		97,257
Information Technology (9.0%)
* Apple Inc.	54,523	33,300
Microsoft Corp.	493,996	14,558
International Business Machines Corp.	68,003	13,327
* Google Inc. Class A	15,588	9,867
Oracle Corp.	292,551	8,835
Intel Corp.	295,117	7,585
QUALCOMM Inc.	93,978	5,609
Cisco Systems Inc.	316,148	5,043
Visa Inc. Class A	30,321	3,914
* eBay Inc.	76,420	3,385
* EMC Corp.	124,986	3,276
Mastercard Inc. Class A	7,059	3,082
Accenture plc Class A	38,859	2,343
Hewlett-Packard Co.	115,660	2,110
Texas Instruments Inc.	63,016	1,717
Automatic Data Processing Inc.	27,286	1,543
* Dell Inc.	105,784	1,257
* Yahoo! Inc.	79,066	1,252
* Citrix Systems Inc.	16,142	1,173
Motorola Solutions Inc.	22,910	1,107
* Cognizant Technology Solutions Corp. Class A	18,236	1,035
TE Connectivity Ltd.	30,780	1,016
Corning Inc.	85,132	971
Intuit Inc.	16,680	968
Broadcom Corp. Class A	27,233	923
Western Union Co.	51,741	902
* Adobe Systems Inc.	28,493	880
* NetApp Inc.	26,090	852
* Salesforce.com Inc.	6,832	850
Seagate Technology plc	25,083	753
* Juniper Networks Inc.	40,314	707
Amphenol Corp. Class A	11,932	703
Applied Materials Inc.	60,820	662
* SanDisk Corp.	15,915	655
* Teradata Corp.	9,636	652
* Western Digital Corp.	16,246	646
Xerox Corp.	91,896	637
* Symantec Corp.	39,012	614
Avago Technologies Ltd.	15,900	588
* Autodesk Inc.	16,779	569
Altera Corp.	15,923	564
* VMware Inc. Class A	6,204	563
* Red Hat Inc.	10,450	561
* Facebook Inc. Class A	25,804	560
Paychex Inc.	17,100	559

* F5 Networks Inc.	5,676	530
Analog Devices Inc.	12,941	506
* Fiserv Inc.	7,098	498
Marvell Technology Group Ltd.	42,379	477
Fidelity National Information Services Inc.	15,029	473
* NVIDIA Corp.	33,548	454
CA Inc.	18,799	452
* BMC Software Inc.	11,225	445
* Equinix Inc.	2,400	428
Maxim Integrated Products Inc.	14,836	404
* VeriSign Inc.	8,866	394
KLA-Tencor Corp.	7,192	366
Linear Technology Corp.	11,287	364
* Akamai Technologies Inc.	10,202	359
* Micron Technology Inc.	56,522	351
* Lam Research Corp.	10,111	348
Activision Blizzard Inc.	28,265	340
* Rackspace Hosting Inc.	7,600	333
* Alliance Data Systems Corp.	2,526	328
* TIBCO Software Inc.	11,500	323
Microchip Technology Inc.	9,230	308
Xilinx Inc.	9,407	305
* Ariba Inc.	6,600	293
* ANSYS Inc.	4,800	288
* Amdocs Ltd.	9,538	284
* Skyworks Solutions Inc.	9,600	278
Jack Henry & Associates Inc.	7,900	274
Harris Corp.	6,338	264
FactSet Research Systems Inc.	2,800	260
Global Payments Inc.	6,000	257
* Trimble Navigation Ltd.	5,700	252
* Nuance Communications Inc.	12,300	250
* Veeco Instruments Inc.	6,900	246
* MICROS Systems Inc.	5,000	239
* Avnet Inc.	7,543	238
* Synopsys Inc.	7,838	237
* Gartner Inc.	5,300	235
Total System Services Inc.	9,935	235
Jabil Circuit Inc.	10,719	233
* Genpact Ltd.	13,200	230
* Ultimate Software Group Inc.	2,500	224
* Concur Technologies Inc.	3,300	223
* Riverbed Technology Inc.	12,400	219
* Informatica Corp.	7,400	218
Plantronics Inc.	6,600	217
* Electronic Arts Inc.	19,564	216
* Arris Group Inc.	16,900	214
* LSI Corp.	30,866	213
* Flextronics International Ltd.	32,825	210
Loral Space & Communications Inc.	2,900	209
Solera Holdings Inc.	5,300	207
SAIC Inc.	17,876	207
* Quest Software Inc.	7,400	207
* Wright Express Corp.	3,200	206
DST Systems Inc.	3,747	202
IAC/InterActiveCorp	3,819	201
* ACI Worldwide Inc.	4,500	198

* NCR Corp.	8,367	195
* Polycom Inc.	22,300	195
* Arrow Electronics Inc.	5,750	194
Computer Sciences Corp.	7,590	187
* VeriFone Systems Inc.	5,000	181
* Cadence Design Systems Inc.	14,500	177
* Progress Software Corp.	9,100	177
Convergys Corp.	12,000	177
* AOL Inc.	5,491	175
* Parametric Technology Corp.	8,000	172
Diebold Inc.	5,326	172
* Euronet Worldwide Inc.	9,300	170
FLIR Systems Inc.	8,300	170
* Cirrus Logic Inc.	4,600	169
MAXIMUS Inc.	3,300	167
* DealerTrack Holdings Inc.	5,600	163
* QLogic Corp.	14,100	163
* Vishay Intertechnology Inc.	16,200	160
* Teradyne Inc.	10,800	159
* Microsemi Corp.	8,000	155
* ON Semiconductor Corp.	21,900	152
Intersil Corp. Class A	16,500	152
* Acxiom Corp.	8,900	149
National Instruments Corp.	5,700	147
* Hittite Microwave Corp.	2,900	147
* Ancestry.com Inc.	4,300	144
* Advanced Micro Devices Inc.	35,306	143
* Cymer Inc.	2,500	143
* ViaSat Inc.	3,700	142
* NeuStar Inc. Class A	4,000	142
Power Integrations Inc.	4,000	141
* CoStar Group Inc.	1,700	140
* Tech Data Corp.	2,800	140
* JDS Uniphase Corp.	14,100	139
* Zebra Technologies Corp.	4,000	138
* CACI International Inc. Class A	2,400	135
* Cree Inc.	5,615	134
Littelfuse Inc.	2,500	134
* Itron Inc.	3,400	132
* Semtech Corp.	5,500	131
* International Rectifier Corp.	7,700	131
Anixter International Inc.	2,300	131
* Ciena Corp.	8,100	130
* Atmel Corp.	22,100	129
* OSI Systems Inc.	2,000	129
Broadridge Financial Solutions Inc.	6,095	129
MKS Instruments Inc.	4,800	127
* PMC - Sierra Inc.	23,700	126
* Brocade Communications Systems Inc.	25,200	125
* Ingram Micro Inc.	8,200	123
* SolarWinds Inc.	2,300	123
Syntel Inc.	2,100	122
Blackbaud Inc.	4,500	121
* Dolby Laboratories Inc. Class A	3,400	120
* CoreLogic Inc.	5,145	118
* Fortinet Inc.	4,900	118
* Mentor Graphics Corp.	7,500	115

*	ScanSource Inc.	3,900	113
	Lender Processing Services Inc.	4,533	112
*	Fairchild Semiconductor International Inc. Class A	8,000	111
*	Tyler Technologies Inc.	2,800	109
*	Sonus Networks Inc.	65,800	109
	ADTRAN Inc.	5,000	108
*	ValueClick Inc.	6,800	107
*	JDA Software Group Inc.	3,600	106
	Tellabs Inc.	32,000	105
*	NETGEAR Inc.	3,000	104
*	IPG Photonics Corp.	2,000	104
	MercadoLibre Inc.	1,500	100
*	Advent Software Inc.	4,400	100
*	Compuware Corp.	10,822	100
	Sapient Corp.	9,700	97
	FEI Co.	2,000	95
	Fair Isaac Corp.	2,200	95
*	CommVault Systems Inc.	1,900	92
	Cognex Corp.	2,700	91
*	Monster Worldwide Inc.	12,300	89
	Molex Inc.	3,541	89
*	NetSuite Inc.	1,600	89
*	Coherent Inc.	1,800	88
^,* VistaPrint NV		2,500	86
*	Plexus Corp.	3,000	86
	Lexmark International Inc. Class A	4,900	86
*	Manhattan Associates Inc.	1,800	84
*	Entegris Inc.	10,100	81
	Molex Inc. Class A	3,861	80
*	Rovi Corp.	5,699	76
*	Aruba Networks Inc.	5,300	75
*	Silicon Laboratories Inc.	2,000	74
	Cypress Semiconductor Corp.	6,800	73
*	Cavium Inc.	2,600	70
*	MicroStrategy Inc. Class A	600	70
*	TiVo Inc.	7,900	69
*	Synaptics Inc.	2,600	69
*	RF Micro Devices Inc.	17,400	68
*	Sohu.com Inc.	1,900	67
*	Finisar Corp.	5,300	66
*	Universal Display Corp.	2,000	64
	InterDigital Inc.	2,300	63
*	Unisys Corp.	3,200	62
*	Liquidity Services Inc.	1,300	59
*	VirnetX Holding Corp.	2,500	59
	Cabot Microelectronics Corp.	1,900	56
*	Acme Packet Inc.	3,500	55
*	Take-Two Interactive Software Inc.	6,200	54
*	First Solar Inc.	3,170	49
*	LogMeIn Inc.	2,100	40
*	WebMD Health Corp.	2,157	32
			172,249
Materials (1.8%)
	Monsanto Co.	30,357	2,599
	EI du Pont de Nemours & Co.	51,392	2,554
	Dow Chemical Co.	69,475	2,000
	Freeport-McMoRan Copper & Gold Inc.	56,153	1,891

Praxair Inc.	17,228	1,788
CF Industries Holdings Inc.	6,796	1,330
Newmont Mining Corp.	27,777	1,235
PPG Industries Inc.	10,610	1,161
Mosaic Co.	19,894	1,156
Air Products & Chemicals Inc.	14,339	1,153
LyondellBasell Industries NV Class A	23,400	1,042
Ecolab Inc.	14,805	969
International Paper Co.	24,290	797
Sherwin-Williams Co.	5,103	686
Nucor Corp.	15,392	603
Alcoa Inc.	50,504	428
Eastman Chemical Co.	8,144	426
Sigma-Aldrich Corp.	6,032	417
FMC Corp.	7,200	394
Celanese Corp. Class A	10,141	387
Cliffs Natural Resources Inc.	9,173	375
Vulcan Materials Co.	9,060	351
Royal Gold Inc.	4,200	318
Sensient Technologies Corp.	8,500	301
Minerals Technologies Inc.	4,500	288
Valspar Corp.	5,700	286
Ashland Inc.	4,029	284
Albemarle Corp.	4,800	279
Reliance Steel & Aluminum Co.	5,200	268
Compass Minerals International Inc.	3,600	260
* Crown Holdings Inc.	7,200	259
Ball Corp.	6,160	256
Texas Industries Inc.	6,100	255
Packaging Corp. of America	8,100	249
RPM International Inc.	9,100	241
MeadWestvaco Corp.	8,313	236
HB Fuller Co.	7,600	222
International Flavors & Fragrances Inc.	3,972	221
Airgas Inc.	2,737	217
Aptargroup Inc.	4,300	215
Steel Dynamics Inc.	16,200	209
* WR Grace & Co.	3,700	207
Domtar Corp.	2,800	207
Cabot Corp.	5,200	203
Silgan Holdings Inc.	4,900	202
Rock-Tenn Co. Class A	3,400	198
Cytec Industries Inc.	3,200	197
Rockwood Holdings Inc.	4,300	190
Worthington Industries Inc.	8,500	184
NewMarket Corp.	800	184
Martin Marietta Materials Inc.	2,400	180
Sonoco Products Co.	5,900	179
PolyOne Corp.	11,900	175
Allegheny Technologies Inc.	5,243	157
Bemis Co. Inc.	5,060	156
* Owens-Illinois Inc.	8,150	150
United States Steel Corp.	7,231	149
Carpenter Technology Corp.	3,000	144
Huntsman Corp.	11,100	140
* Louisiana-Pacific Corp.	12,500	129
Sealed Air Corp.	7,889	128

Olin Corp.	6,200	126
* Intrepid Potash Inc.	5,300	124
Scotts Miracle-Gro Co. Class A	3,000	120
* Allied Nevada Gold Corp.	4,400	114
Eagle Materials Inc.	3,200	111
Greif Inc. Class A	2,500	108
Walter Energy Inc.	3,100	106
Commercial Metals Co.	8,100	104
Schnitzer Steel Industries Inc.	3,500	101
Buckeye Technologies Inc.	3,300	99
Titanium Metals Corp.	7,600	89
Hecla Mining Co.	18,800	85
Globe Specialty Metals Inc.	6,700	84
Balchem Corp.	2,500	83
* Coeur d'Alene Mines Corp.	5,100	83
Schweitzer-Mauduit International Inc.	1,200	82
* Stillwater Mining Co.	7,400	66
* Molycorp Inc.	3,300	58
		33,808
Telecommunication Services (1.3%)
AT&T Inc.	334,666	12,690
Verizon Communications Inc.	161,424	7,287
CenturyLink Inc.	35,375	1,469
* Crown Castle International Corp.	14,878	921
* Sprint Nextel Corp.	163,818	714
* tw telecom inc Class A	14,600	367
* SBA Communications Corp. Class A	5,700	337
Windstream Corp.	25,196	251
Frontier Communications Corp.	48,902	192
Telephone & Data Systems Inc.	6,973	169
* Level 3 Communications Inc.	7,100	137
* MetroPCS Communications Inc.	15,605	137
* NII Holdings Inc.	9,987	67
		24,738
Utilities (1.8%)
Duke Energy Corp.	37,968	2,573
Southern Co.	40,387	1,945
Exelon Corp.	45,413	1,776
Dominion Resources Inc.	25,625	1,392
* AES Corp.	115,235	1,390
NextEra Energy Inc.	18,735	1,328
Xcel Energy Inc.	37,368	1,095
FirstEnergy Corp.	21,590	1,084
American Electric Power Co. Inc.	25,091	1,060
Northeast Utilities	24,804	989
TECO Energy Inc.	51,523	937
Public Service Enterprise Group Inc.	27,837	925
PG&E Corp.	19,365	894
MGE Energy Inc.	18,500	887
Sempra Energy	12,252	863
PPL Corp.	29,432	851
CenterPoint Energy Inc.	37,871	798
Consolidated Edison Inc.	12,127	782
NiSource Inc.	30,366	777
Edison International	15,000	693
Entergy Corp.	8,131	591

ONEOK Inc.	12,000	534
Wisconsin Energy Corp.	11,559	471
DTE Energy Co.	7,325	449
Integrys Energy Group Inc.	6,300	381
Ameren Corp.	10,019	343
CMS Energy Corp.	13,700	338
Portland General Electric Co.	12,300	335
IDACORP Inc.	7,500	316
Empire District Electric Co.	14,400	310
SCANA Corp.	6,256	308
Great Plains Energy Inc.	13,600	302
Cleco Corp.	6,800	298
OGE Energy Corp.	5,600	297
NorthWestern Corp.	7,900	292
UNS Energy Corp.	7,100	289
ALLETE Inc.	6,800	282
NV Energy Inc.	15,400	282
* Calpine Corp.	16,384	280
Pinnacle West Capital Corp.	5,092	273
NRG Energy Inc.	13,235	262
Westar Energy Inc.	8,500	260
Alliant Energy Corp.	5,477	256
Vectren Corp.	8,100	242
American Water Works Co. Inc.	6,600	239
Black Hills Corp.	7,500	239
Pepco Holdings Inc.	11,123	222
Hawaiian Electric Industries Inc.	7,700	219
Northwest Natural Gas Co.	4,500	219
SJW Corp.	9,380	219
UIL Holdings Corp.	5,900	218
Aqua America Inc.	8,500	218
Avista Corp.	7,800	216
ITC Holdings Corp.	2,900	215
MDU Resources Group Inc.	9,276	208
AGL Resources Inc.	5,000	202
Questar Corp.	9,080	185
National Fuel Gas Co.	3,600	176
Southwest Gas Corp.	3,900	174
* GenOn Energy Inc.	71,900	171
South Jersey Industries Inc.	3,200	169
Laclede Group Inc.	3,900	163
UGI Corp.	4,900	150
WGL Holdings Inc.	3,700	150
El Paso Electric Co.	4,200	142
New Jersey Resources Corp.	2,900	133
Atmos Energy Corp.	3,600	129
Piedmont Natural Gas Co. Inc.	4,000	127
PNM Resources Inc.	5,700	118
		35,651
Total United States		899,749
Total Common Stocks (Cost $1,763,116)		1,905,321

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
2,3 Vanguard Market Liquidity Fund (Cost $24,461)	0.155%	24,460,803	24,461
Total Investments (100.5%) (Cost $1,787,577)			1,929,782
Other Assets and Liabilities-Net (-0.5%)3			(9,153)
Net Assets (100%)			1,920,629

Securities with a market value of less than $500 are displayed with a dash.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $8,942,000.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate value of these securities was $15,645,000, representing 0.8% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $9,457,000 of collateral received for securities on loan.
ADR American Depositary Receipt.
GDR Global Depositary Receipt.
REIT Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 Quoted prices in active markets for identical securities.
Level 2 Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Total World Stock Index Fund

Level 3 Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:
	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks U. S.	899,749	--	--
Common Stocks International	157,947	847,605	20
Temporary Cash Investments	19,081	--	--
Total	1,082,157	847,605	20

D. At July 31, 2012, the cost of investment securities for tax purposes was $1,788,233,000. Net unrealized appreciation of investment securities for tax purposes was $141,549,000, consisting of unrealized gains of $284,760,000 on securities that had risen in value since their purchase and $143,211,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Argentina (0.0%)
Tenaris SA ADR	137,850	5,277

Australia (6.3%)
BHP Billiton Ltd.	2,697,629	89,609
Commonwealth Bank of Australia	1,338,361	80,577
Westpac Banking Corp.	2,547,137	61,781
Australia & New Zealand Banking Group Ltd.	2,252,040	55,376
National Australia Bank Ltd.	1,881,661	49,097
Woolworths Ltd.	1,031,924	30,919
Wesfarmers Ltd.	842,123	28,741
Rio Tinto Ltd.	367,035	20,326
Westfield Group	1,934,545	20,236
CSL Ltd.	430,419	19,249
Woodside Petroleum Ltd.	518,778	18,296
Newcrest Mining Ltd.	640,022	15,652
Telstra Corp. Ltd.	3,681,701	15,462
QBE Insurance Group Ltd.	993,918	14,588
Origin Energy Ltd.	910,477	11,238
AMP Ltd.	2,427,617	10,173
Suncorp Group Ltd.	1,077,878	9,560
Santos Ltd.	800,607	8,984
Brambles Ltd.	1,298,431	8,477
Fortescue Metals Group Ltd.	1,938,473	8,321
Westfield Retail Trust	2,577,800	8,236
Oil Search Ltd.	1,111,733	8,113
Amcor Ltd.	1,011,809	7,988
Orica Ltd.	305,839	7,954
Transurban Group	1,223,863	7,862
Macquarie Group Ltd.	291,263	7,578
AGL Energy Ltd.	455,363	7,495
Coca-Cola Amatil Ltd.	473,105	6,910
Insurance Australia Group Ltd.	1,740,211	6,862
Stockland	1,919,997	6,728
WorleyParsons Ltd.	201,960	5,508
GPT Group	1,519,231	5,466
QR National Ltd.	1,540,945	5,160
Goodman Group	1,306,425	5,138
ASX Ltd.	146,820	4,800
Wesfarmers Ltd. Price Protected Shares	126,317	4,491
Incitec Pivot Ltd.	1,363,325	4,420
Sonic Healthcare Ltd.	324,243	4,301
Dexus Property Group	4,060,973	4,208
Mirvac Group	2,894,113	4,148
Lend Lease Group	476,600	4,031
Crown Ltd.	455,631	4,030
Computershare Ltd.	468,468	3,758
Asciano Ltd.	814,975	3,698
CFS Retail Property Trust Group	1,760,775	3,654
Tatts Group Ltd.	1,137,523	3,462

	Iluka Resources Ltd.	347,538	3,432
	Cochlear Ltd.	47,937	3,309
	Ramsay Health Care Ltd.	129,298	3,217
	James Hardie Industries SE	365,182	3,190
	Echo Entertainment Group Ltd.	688,555	3,019
	Bendigo and Adelaide Bank Ltd.	333,068	2,857
^	APA Group	543,989	2,793
	Campbell Brothers Ltd.	56,420	2,761
	Metcash Ltd.	725,265	2,594
	Toll Holdings Ltd.	605,963	2,546
	Leighton Holdings Ltd.	142,472	2,546
	Treasury Wine Estates Ltd.	546,485	2,527
	Whitehaven Coal Ltd.	621,034	2,378
	Commonwealth Property Office Fund	2,012,073	2,259
	Boral Ltd.	635,797	2,234
	TABCORP Holdings Ltd.	616,372	2,098
	OZ Minerals Ltd.	264,062	2,082
	Sydney Airport	614,061	2,026
	Bank of Queensland Ltd.	253,079	2,023
	Caltex Australia Ltd.	111,411	1,649
	Challenger Ltd.	459,847	1,611
	SP AusNet	1,438,090	1,589
	Sims Metal Management Ltd.	173,410	1,501
	Ansell Ltd.	105,952	1,473
	Alumina Ltd.	2,088,281	1,470
^	Flight Centre Ltd.	64,555	1,435
	Harvey Norman Holdings Ltd.	675,267	1,414
	Adelaide Brighton Ltd.	393,956	1,385
	Atlas Iron Ltd.	756,096	1,355
	IOOF Holdings Ltd.	201,018	1,313
^,* Lynas Corp. Ltd.		1,472,617	1,229
*	Downer EDI Ltd.	362,882	1,149
*	Qantas Airways Ltd.	956,712	1,139
	Aristocrat Leisure Ltd.	453,882	1,123
	DuluxGroup Ltd.	304,148	980
	Nufarm Ltd.	161,974	924
	Envestra Ltd.	1,016,218	915
	Perpetual Ltd.	34,825	869
*	Paladin Energy Ltd.	713,281	864
	New Hope Corp. Ltd.	199,489	850
*	Arrium Ltd.	1,124,224	840
	Goodman Fielder Ltd.	1,623,282	825
*	BlueScope Steel Ltd.	2,918,569	806
	Australand Property Group	260,411	772
^	Platinum Asset Management Ltd.	194,805	738
	Consolidated Media Holdings Ltd.	194,512	691
	GWA Group Ltd.	279,497	616
	CSR Ltd.	425,053	554
*	Macquarie Atlas Roads Group	380,603	520
	Ten Network Holdings Ltd.	823,580	409
	Seven West Media Ltd.	250,773	407
^	Fairfax Media Ltd.	576,354	316
^,* Aquila Resources Ltd.		132,264	293
*	Energy Resources of Australia Ltd.	146,975	213
*	Gunns Ltd.	649,105	109
*	BGP Holdings PLC	3,738,510	—
			806,898

Austria (0.2%)
OMV AG	139,054	4,363
* Erste Group Bank AG	237,423	4,290
Voestalpine AG	143,354	3,893
Andritz AG	62,731	3,429
IMMOFINANZ AG	921,736	3,014
Telekom Austria AG	287,675	2,616
Raiffeisen Bank International AG	49,914	1,643
Vienna Insurance Group AG Wiener Versicherung Gruppe	33,205	1,292
Verbund AG	56,347	1,078
Strabag SE	26,268	592
		26,210
Belgium (0.7%)
Anheuser-Busch InBev NV	668,888	52,925
UCB SA	114,391	5,723
Umicore SA	103,494	4,579
Ageas	2,227,574	4,418
Groupe Bruxelles Lambert SA	66,363	4,335
Belgacom SA	141,192	4,062
Solvay SA Class A	35,557	3,692
Telenet Group Holding NV	71,456	3,147
KBC Groep NV	148,003	3,091
Delhaize Group SA	85,289	3,050
Colruyt SA	57,443	2,605
^ NV Bekaert SA	34,871	899
Mobistar SA	25,065	773
^,* Dexia SA	526,058	142
		93,441
Brazil (3.4%)
Petroleo Brasileiro SA ADR Type A	1,549,590	29,489
Itau Unibanco Holding SA ADR	1,792,259	28,336
Cia de Bebidas das Americas ADR	713,725	27,514
Banco Bradesco SA ADR	1,607,074	24,652
Petroleo Brasileiro SA ADR	1,159,045	22,752
Vale SA Class B ADR	988,540	17,527
Petroleo Brasileiro SA Prior Pfd.	1,602,611	15,250
Vale SA Prior Pfd.	784,457	13,953
Vale SA Class B ADR	719,188	12,981
Itausa - Investimentos Itau SA Prior Pfd.	2,529,524	11,875
Vale SA	646,329	11,727
Banco do Brasil SA	962,486	10,178
BRF - Brasil Foods SA	700,694	10,005
BM&FBovespa SA	1,666,529	9,377
CCR SA	1,115,108	9,311
Ultrapar Participacoes SA	344,237	8,072
Petroleo Brasileiro SA	811,871	7,955
Redecard SA	425,942	6,870
Cielo SA	220,241	6,437
Cia de Bebidas das Americas Prior Pfd.	151,135	5,823
Cia Energetica de Minas Gerais ADR	304,089	5,781
Souza Cruz SA	381,772	5,408
Cia de Bebidas das Americas	159,906	4,986
Banco Santander Brasil SA	632,839	4,802
Natura Cosmeticos SA	177,631	4,640
BR Malls Participacoes SA	373,813	4,373
Gerdau SA ADR	448,358	4,080

Cia de Saneamento Basico do Estado de Sao Paulo	94,439	3,980
Tractebel Energia SA	217,108	3,897
Cia Siderurgica Nacional SA ADR	712,858	3,693
Lojas Americanas SA Prior Pfd.	518,112	3,661
Embraer SA ADR	139,610	3,543
Oi SA ADR	212,785	3,160
Centrais Eletricas Brasileiras SA	452,199	3,103
Lojas Renner SA	102,382	3,046
* OGX Petroleo e Gas Participacoes SA	1,088,092	3,032
Bradespar SA Prior Pfd.	189,368	2,788
CPFL Energia SA	238,634	2,767
CETIP SA - Mercados Organizados	214,320	2,701
Itau Unibanco Holding SA	192,700	2,680
Cia Hering	134,414	2,670
Metalurgica Gerdau SA Prior Pfd. Class A	228,029	2,596
All America Latina Logistica SA	561,116	2,590
Gerdau SA Prior Pfd.	282,486	2,564
Telefonica Brasil SA Prior Pfd.	108,300	2,529
* Hypermarcas SA	389,133	2,497
Cia Energetica de Sao Paulo Prior Pfd.	133,834	2,435
Cia Paranaense de Energia ADR	110,900	2,247
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	54,557	2,207
Klabin SA Prior Pfd.	499,684	2,204
Centrais Eletricas Brasileiras SA Prior Pfd.	225,876	2,196
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	51,292	2,097
Cosan SA Industria e Comercio	137,734	2,093
Localiza Rent a Car SA	125,413	2,026
Cyrela Brazil Realty SA Empreendimentos e Participacoes	268,671	1,967
* JBS SA	744,574	1,966
Itau Unibanco Holding SA Prior Pfd.	123,200	1,946
Telefonica Brasil SA ADR	80,965	1,891
WEG SA	204,056	1,867
Oi SA Prior Pfd.	358,725	1,782
Multiplan Empreendimentos Imobiliarios SA	68,400	1,721
Tim Participacoes SA ADR	81,069	1,715
MRV Engenharia e Participacoes SA	292,300	1,605
AES Tiete SA Prior Pfd.	112,916	1,598
PDG Realty SA Empreendimentos e Participacoes	912,800	1,546
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	411,654	1,483
* Fibria Celulose SA	184,300	1,403
Duratex SA	228,980	1,335
* Grupo BTG Pactual	88,589	1,304
Oi SA	225,021	1,283
EDP - Energias do Brasil SA	189,900	1,258
Amil Participacoes SA	119,900	1,154
EcoRodovias Infraestrutura e Logistica SA	140,900	1,133
Cia Siderurgica Nacional SA	217,400	1,120
Light SA	81,164	1,002
Cia Energetica de Minas Gerais	61,202	990
Gerdau SA	134,384	988
Braskem SA ADR	77,652	943
Lojas Americanas SA	142,796	939
Porto Seguro SA	103,512	895
Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	29,200	825
* MPX Energia SA	42,443	694
Sul America SA	110,688	670
Usinas Siderurgicas de Minas Gerais SA	161,520	652

Embraer SA	101,400	646
AES Tiete SA	50,500	604
* MMX Mineracao e Metalicos SA	193,500	545
Cia Energetica de Minas Gerais Prior Pfd.	28,186	537
Tim Participacoes SA	122,430	510
BRF - Brasil Foods SA ADR	32,747	471
* OSX Brasil SA	65,000	381
Oi SA ADR	46,556	262
Braskem SA Prior Pfd.	33,000	200
Banco Bradesco SA Prior Pfd.	8,362	128
Cia Paranaense de Energia Prior Pfd.	4,200	85
* CCX Carvao da Colombia SA	31,700	66
* PDG Realty SA Empreendimentos e Participacoes Rights Exp. 8/17/2012	160,304	3
		443,269
Canada (7.1%)
Royal Bank of Canada	1,208,992	61,942
Toronto-Dominion Bank	756,289	59,517
Bank of Nova Scotia	952,886	49,742
Suncor Energy Inc.	1,323,378	40,460
Canadian National Railway Co.	368,673	32,524
Potash Corp. of Saskatchewan Inc.	717,089	31,748
Bank of Montreal	540,746	30,972
Barrick Gold Corp.	839,352	27,628
Enbridge Inc.	660,107	27,007
TransCanada Corp.	591,661	26,944
Canadian Natural Resources Ltd.	922,477	25,158
Canadian Imperial Bank of Commerce	337,651	24,696
Goldcorp Inc.	679,554	24,530
Cenovus Energy Inc.	631,636	19,305
Brookfield Asset Management Inc. Class A	524,309	17,786
^ Manulife Financial Corp.	1,502,018	16,131
Encana Corp.	623,167	13,882
Teck Resources Ltd. Class B	484,534	13,591
Agrium Inc.	132,226	12,577
* Valeant Pharmaceuticals International Inc.	255,589	12,182
Imperial Oil Ltd.	283,875	12,161
Canadian Pacific Railway Ltd.	142,322	11,568
Nexen Inc.	440,781	11,199
Sun Life Financial Inc.	495,012	10,751
Talisman Energy Inc.	866,711	10,717
^ Crescent Point Energy Corp.	265,415	10,549
National Bank of Canada	135,605	10,098
Thomson Reuters Corp.	349,101	9,900
BCE Inc. (Foreign Shares)	217,566	9,259
Yamana Gold Inc.	623,481	9,245
Canadian Oil Sands Ltd.	406,241	8,175
Silver Wheaton Corp.	294,598	8,120
Kinross Gold Corp.	943,135	7,881
Power Corp. of Canada	342,312	7,865
Magna International Inc.	195,240	7,826
Shoppers Drug Mart Corp.	179,027	7,382
First Quantum Minerals Ltd.	400,105	7,265
Tim Hortons Inc.	131,746	7,006
Intact Financial Corp.	108,561	6,982
Cameco Corp.	330,060	6,912
^ RioCan REIT	239,856	6,850
Shaw Communications Inc. Class B	349,300	6,816

	Eldorado Gold Corp.	597,124	6,460
	Fairfax Financial Holdings Ltd.	16,782	6,317
	Agnico-Eagle Mines Ltd.	142,493	6,253
	ARC Resources Ltd.	243,860	6,087
	Husky Energy Inc.	244,147	6,064
	Power Financial Corp.	234,940	5,791
	Pacific Rubiales Energy Corp.	245,634	5,558
	Saputo Inc.	126,790	5,402
	Penn West Petroleum Ltd.	394,842	5,386
	Brookfield Office Properties Inc.	314,121	5,372
	Fortis Inc.	158,700	5,308
	Great-West Lifeco Inc.	237,107	5,126
	Canadian Utilities Ltd. Class A	73,221	5,111
	Alimentation Couche Tard Inc. Class B	106,333	5,037
*	MEG Energy Corp.	122,600	4,988
	SNC-Lavalin Group Inc.	125,142	4,937
	Rogers Communications Inc. Class B	115,412	4,524
*	CGI Group Inc. Class A	189,378	4,462
	Bombardier Inc. Class B	1,202,112	4,327
	Canadian Tire Corp. Ltd. Class A	64,902	4,291
	IGM Financial Inc.	106,966	4,191
	CI Financial Corp.	178,100	3,962
^,* Ivanhoe Mines Ltd.		421,988	3,556
	IAMGOLD Corp.	314,832	3,516
	Finning International Inc.	141,560	3,252
^,* Research In Motion Ltd.		442,482	3,168
^	Loblaw Cos. Ltd.	93,431	3,034
	TELUS Corp.	46,937	2,931
	TransAlta Corp.	185,843	2,900
*	Osisko Mining Corp.	323,053	2,761
	George Weston Ltd.	44,504	2,629
^	TELUS Corp. Class A	42,283	2,593
	Bell Aliant Inc.	63,073	1,569
	Niko Resources Ltd.	42,200	724
	Bombardier Inc. Class A	47,233	176
			910,612
Chile (0.5%)
	Empresas COPEC SA	432,898	6,277
	Sociedad Quimica y Minera de Chile SA ADR	100,311	6,012
	SACI Falabella	591,685	5,761
	Empresas CMPC SA	1,367,865	5,137
	Latam Airlines Group SA	207,649	5,123
	Cencosud SA	805,844	4,599
	Empresa Nacional de Electricidad SA ADR	89,796	4,489
	Banco de Chile	29,787,601	4,245
	CAP SA	90,563	3,255
	Enersis SA ADR	186,461	3,086
	Banco Santander Chile ADR	37,994	2,856
	Banco de Credito e Inversiones	34,052	2,187
	Banco Santander Chile	25,144,627	1,823
*	Latam Airlines Group SA	72,072	1,758
*	Colbun SA	5,815,731	1,614
	ENTEL Chile SA	79,345	1,560
	Sociedad Matriz Banco de Chile Class B	4,346,691	1,477
	Corpbanca	115,433,191	1,442
	Cia Cervecerias Unidas SA	104,655	1,383
	Empresa Nacional de Electricidad SA	766,330	1,276

AES Gener SA	2,041,405	1,110
Embotelladora Andina SA Prior Pfd.	147,574	856
Enersis SA	1,731,976	576
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	1,990	119
		68,021
China (4.3%)
China Mobile Ltd.	5,050,808	58,938
China Construction Bank Corp.	60,628,463	40,738
Industrial & Commercial Bank of China	54,718,976	31,200
CNOOC Ltd.	15,020,000	30,131
Bank of China Ltd.	70,305,000	26,741
Tencent Holdings Ltd.	770,458	22,874
PetroChina Co. Ltd.	17,744,000	22,156
China Life Insurance Co. Ltd.	6,251,000	17,160
Ping An Insurance Group Co.	1,977,248	15,396
China Petroleum & Chemical Corp.	14,112,000	12,710
China Shenhua Energy Co. Ltd.	2,867,500	10,671
Belle International Holdings Ltd.	5,341,328	9,816
China Unicom Hong Kong Ltd.	5,986,182	8,758
China Overseas Land & Investment Ltd.	3,425,760	8,047
Agricultural Bank of China Ltd.	19,324,715	7,808
Hengan International Group Co. Ltd.	766,290	7,246
China Telecom Corp. Ltd.	13,564,000	7,042
Want Want China Holdings Ltd.	5,552,550	6,710
China Merchants Bank Co. Ltd.	3,273,446	5,996
Bank of Communications Co. Ltd.	7,334,720	4,838
China Citic Bank Corp. Ltd.	9,457,840	4,744
Tingyi Cayman Islands Holding Corp.	1,880,467	4,646
China Pacific Insurance Group Co. Ltd.	1,471,000	4,632
Lenovo Group Ltd.	6,521,500	4,497
^ China Minsheng Banking Corp. Ltd.	4,843,300	4,479
Kunlun Energy Co. Ltd.	2,710,000	4,360
China Resources Land Ltd.	1,957,003	3,942
PICC Property & Casualty Co. Ltd.	3,080,040	3,422
China Mengniu Dairy Co. Ltd.	1,129,000	3,347
China Resources Power Holdings Co. Ltd.	1,562,400	3,283
China Merchants Holdings International Co. Ltd.	1,054,893	3,267
China Communications Construction Co. Ltd.	3,718,000	3,242
Inner Mongolia Yitai Coal Co. Class B	607,005	3,220
China Coal Energy Co. Ltd.	3,451,000	3,157
Beijing Enterprises Holdings Ltd.	479,000	3,110
Dongfeng Motor Group Co. Ltd.	2,150,000	2,968
^ Anhui Conch Cement Co. Ltd.	1,109,000	2,897
Sun Art Retail Group Ltd.	2,440,055	2,879
China Resources Enterprise Ltd.	1,004,000	2,770
Jiangxi Copper Co. Ltd.	1,181,000	2,583
ENN Energy Holdings Ltd.	674,000	2,571
Yanzhou Coal Mining Co. Ltd.	1,634,690	2,419
^ Evergrande Real Estate Group Ltd.	5,170,336	2,388
Tsingtao Brewery Co. Ltd.	406,000	2,373
^ China National Building Material Co. Ltd.	2,310,400	2,240
Huaneng Power International Inc.	2,988,000	2,158
China Oilfield Services Ltd.	1,310,000	2,007
Great Wall Motor Co. Ltd.	888,750	1,987
Sinopharm Group Co. Ltd.	613,200	1,795
^ Sino-Ocean Land Holdings Ltd.	3,683,685	1,787
* Brilliance China Automotive Holdings Ltd.	2,106,000	1,694

^	Shimao Property Holdings Ltd.	1,150,594	1,640
	Shandong Weigao Group Medical Polymer Co. Ltd.	1,472,000	1,632
^	Zijin Mining Group Co. Ltd.	4,992,000	1,585
	COSCO Pacific Ltd.	1,152,578	1,582
	China Railway Construction Corp. Ltd.	1,804,074	1,570
	China Railway Group Ltd.	3,563,000	1,550
	China Vanke Co. Ltd. Class B	1,118,339	1,431
	China International Marine Containers Group Co. Ltd. Class B	1,182,237	1,427
^	Agile Property Holdings Ltd.	1,176,000	1,389
^,* Aluminum Corp. of China Ltd.		3,386,000	1,386
	Citic Pacific Ltd.	957,000	1,380
	Guangzhou Automobile Group Co. Ltd.	1,833,558	1,367
	Air China Ltd.	1,930,000	1,358
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,217,805	1,352
	Soho China Ltd.	1,805,000	1,337
	Yuexiu Property Co. Ltd.	5,842,000	1,316
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	194,483	1,308
	China State Construction International Holdings Ltd.	1,246,000	1,293
^	CSR Corp. Ltd.	1,740,000	1,272
^	Longfor Properties Co. Ltd.	842,500	1,234
	Shanghai Industrial Holdings Ltd.	436,000	1,188
	Country Garden Holdings Co. Ltd.	3,147,288	1,182
	Kingboard Chemical Holdings Ltd.	566,500	1,165
*,1 Haitong Securities Co. Ltd.		930,800	1,135
	Guangdong Investment Ltd.	1,552,000	1,117
	Zhejiang Expressway Co. Ltd.	1,512,000	1,095
1	New China Life Insurance Co. Ltd.	348,600	1,087
^,*,
	1 Chow Tai Fook Jewellery Group Ltd.	941,000	1,087
	Parkson Retail Group Ltd.	1,178,500	1,056
^,* Weichai Power Co. Ltd.		346,000	1,043
	Zhuzhou CSR Times Electric Co. Ltd.	439,000	1,039
	Wumart Stores Inc.	531,094	1,033
^	Guangzhou R&F Properties Co. Ltd.	813,200	1,030
*	China Taiping Insurance Holdings Co. Ltd.	728,000	1,022
	China BlueChemical Ltd.	1,536,000	1,005
^	Geely Automobile Holdings Ltd.	3,035,000	1,000
	Beijing Capital International Airport Co. Ltd.	1,466,000	998
	Datang International Power Generation Co. Ltd.	2,832,000	997
	China Everbright Ltd.	744,000	993
	Franshion Properties China Ltd.	3,168,000	975
	Shui On Land Ltd.	2,355,900	966
^	GCL-Poly Energy Holdings Ltd.	6,525,000	960
	Shanghai Electric Group Co. Ltd.	2,534,000	946
	China Resources Gas Group Ltd.	488,000	941
^	Golden Eagle Retail Group Ltd.	517,000	932
^	MGM China Holdings Ltd.	673,776	931
	China Communications Services Corp. Ltd.	1,814,800	927
^,* China COSCO Holdings Co. Ltd.		2,245,800	924
	Jiangsu Expressway Co. Ltd.	986,000	912
^	Chongqing Rural Commercial Bank	2,338,000	902
	GOME Electrical Appliances Holding Ltd.	10,871,357	890
	China Foods Ltd.	934,000	873
	New World China Land Ltd.	2,275,400	870
	Zhaojin Mining Industry Co. Ltd.	694,000	860
^,* Byd Co. Ltd.		498,100	842
1	CITIC Securities Co. Ltd.	483,500	841

	China Resources Cement Holdings Ltd.	1,600,000	838
	China Southern Airlines Co. Ltd.	1,689,000	834
^	Huabao International Holdings Ltd.	1,876,000	828
^,* Poly Hong Kong Investments Ltd.		1,499,000	779
	Fosun International Ltd.	1,577,000	754
	China Longyuan Power Group Corp.	1,178,000	753
	Far East Horizon Ltd.	1,064,445	737
^,* China Shipping Container Lines Co. Ltd.		3,027,700	735
^	China Yurun Food Group Ltd.	1,231,000	733
^	Greentown China Holdings Ltd.	674,121	709
	Shenzhen International Holdings Ltd.	11,030,000	694
	Lee & Man Paper Manufacturing Ltd.	1,665,200	677
^	ZTE Corp.	505,226	670
	Shanghai Pharmaceuticals Holding Co. Ltd.	472,300	668
	China Agri-Industries Holdings Ltd.	1,304,000	643
^,* Semiconductor Manufacturing International Corp.		16,349,000	599
	BBMG Corp.	927,500	574
	KWG Property Holding Ltd.	1,037,500	569
	Shougang Fushan Resources Group Ltd.	2,106,000	568
	Bosideng International Holdings Ltd.	2,166,000	564
	Sinopec Shanghai Petrochemical Co. Ltd.	2,106,000	562
	Shenzhen Investment Ltd.	2,414,808	554
	Nine Dragons Paper Holdings Ltd.	1,155,331	539
^,* China Zhongwang Holdings Ltd.		1,482,800	538
^,* China Eastern Airlines Corp. Ltd.		1,440,000	501
^	Zhongsheng Group Holdings Ltd.	455,500	483
*	Metallurgical Corp. of China Ltd.	2,208,000	462
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	472,990	458
	China Merchants Property Development Co. Ltd. Class B	237,850	449
^,* Angang Steel Co. Ltd.		876,000	448
	China Travel International Inv HK	2,418,000	441
	Travelsky Technology Ltd.	894,000	433
^	Anta Sports Products Ltd.	763,000	426
	China Shipping Development Co. Ltd.	1,028,000	420
^	Guangshen Railway Co. Ltd.	1,274,000	404
	Dongfang Electric Corp. Ltd.	274,000	396
^	China Rongsheng Heavy Industries Group Holdings Ltd.	2,784,229	382
^	Guangzhou Pharmaceutical Co. Ltd.	212,000	368
	Sany Heavy Equipment International Holdings Co. Ltd.	711,000	355
	CSG Holding Co. Ltd. Class B	563,712	351
^,* Renhe Commercial Holdings Co. Ltd.		8,412,000	344
	China National Materials Co. Ltd.	1,421,000	342
	Lianhua Supermarket Holdings Co. Ltd.	340,200	337
^,* Hopson Development Holdings Ltd.		524,000	335
	Sinotruk Hong Kong Ltd.	631,500	332
	Sinofert Holdings Ltd.	1,623,153	329
^,* Huadian Power International Co.		1,046,000	328
^	Li Ning Co. Ltd.	631,500	325
	Chongqing Changan Automobile Co. Ltd. Class B	929,261	324
	Harbin Electric Co. Ltd.	432,000	322
	Anhui Gujing Distillery Co. Ltd. Class B	95,400	319
^,* Maanshan Iron & Steel		1,428,000	318
	Guangdong Electric Power Development Co. Ltd. Class B	654,360	310
	Hopewell Highway Infrastructure Ltd.	649,100	310
	Zhejiang Southeast Electric Power Co. Class B	632,700	297
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	294
^,* China High Speed Transmission Equipment Group Co. Ltd.		1,039,000	278

* China Molybdenum Co. Ltd.	740,000	273
* Citic Resources Holdings Ltd.	1,886,690	270
Kingboard Laminates Holdings Ltd.	686,500	258
^ Hutchison Harbour Ring Ltd.	2,988,000	246
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	335,200	238
Dazhong Transportation Group Co. Ltd. Class B	547,900	232
Sichuan Expressway Co. Ltd.	674,000	204
Shenzhen Expressway Co. Ltd.	552,000	199
^ Sinopec Yizheng Chemical Fibre Co. Ltd.	1,056,000	199
^ Hidili Industry International Development Ltd.	838,000	192
Weifu High-Technology Group Co. Ltd. Class B	98,200	191
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	181
* Shanghai Haixin Group Co. Class B	462,434	176
China Dongxiang Group Co.	2,186,000	171
Anhui Expressway Co.	376,000	168
Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	167
Shandong Chenming Paper Holdings Ltd. Class B	476,500	162
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	157
* Chaoda Modern Agriculture Holdings Ltd.	2,603,884	156
* Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	155
Sinotrans Ltd.	1,258,000	153
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	242,110	150
Weiqiao Textile Co.	450,000	148
Shanghai Friendship Group Inc. Ltd. Class B	139,590	147
* China Huiyuan Juice Group Ltd.	383,000	126
Jiangling Motors Corp. Ltd. Class B	69,000	121
^ Xinjiang Goldwind Science & Technology Co. Ltd.	378,400	120
* Guangzhou Shipyard International Co. Ltd.	176,800	112
Beijing North Star Co. Ltd.	620,000	111
Foshan Electrical and Lighting Co. Ltd. Class B	198,820	105
Bengang Steel Plates Co. Class B	372,700	100
Shandong Chenming Paper Holdings Ltd.	311,500	98
* BOE Technology Group Co. Ltd. Class B	858,720	92
* Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	79
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	108,700	70
* Jinzhou Port Co. Ltd. Class B	211,860	70
Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	65
* Huadian Energy Co. Ltd. Class B	299,100	62
Guangdong Provincial Expressway Development Co. Ltd. Class B	212,800	58
Double Coin Holdings Ltd. Class B	132,000	56
Hainan Airlines Co. Ltd. Class B	35,200	19
		548,410
Colombia (0.2%)
Ecopetrol SA	3,691,347	10,608
Bancolombia SA ADR	84,605	5,232
Grupo de Inversiones Suramericana SA	188,450	3,228
Almacenes Exito SA	181,393	3,107
Interconexion Electrica SA ESP	261,622	1,664
Grupo de Inversiones Suramericana SA Prior Pfd.	88,153	1,609
Corp Financiera Colombiana SA	75,402	1,389
Grupo Aval Acciones y Valores Prior Pfd.	1,962,655	1,325
Cementos Argos SA	284,328	1,123
Isagen SA ESP	687,241	953
Inversiones Argos SA Prior Pfd.	88,141	846
		31,084

Czech Republic (0.1%)
	CEZ AS	178,649	6,016
	Komercni Banka AS	13,303	2,258
	Telefonica Czech Republic AS	110,282	2,084
			10,358
Denmark (0.9%)
	Novo Nordisk A/S Class B	368,621	56,837
*	Danske Bank A/S	776,002	11,503
	AP Moeller - Maersk A/S Class B	1,387	9,597
	Carlsberg A/S Class B	99,620	8,052
	Novozymes A/S	226,824	5,576
	Coloplast A/S Class B	23,953	4,536
	AP Moeller - Maersk A/S Class A	592	3,892
	DSV A/S	155,702	3,337
	FLSmidth & Co. A/S	44,918	2,698
*	William Demant Holding A/S	19,296	1,820
	Tryg A/S	20,095	1,139
	H Lundbeck A/S	50,677	1,004
^,* Vestas Wind Systems A/S		179,146	854
	Rockwool International A/S Class B	6,226	546
			111,391
Egypt (0.1%)
	Orascom Construction Industries GDR	89,364	3,800
	Commercial International Bank Egypt SAE	501,677	2,253
*	Orascom Telecom Holding SAE GDR	457,706	1,183
	Egyptian Kuwaiti Holding Co. SAE	713,388	861
*	Talaat Moustafa Group	1,274,836	841
*	Egyptian Financial Group-Hermes Holding	393,747	692
	Telecom Egypt Co.	310,160	644
	National Societe Generale Bank SAE	114,148	571
	Ezz Steel	396,535	483
	ElSwedy Electric Co.	90,127	331
	Sidi Kerir Petrochemicals Co.	165,354	331
	Alexandria Mineral Oils Co.	21,413	301
	Orascom Telecom Media And Technology Holding SAE GDR	394,184	166
	Orascom Telecom Media And Technology Holding SAE	203,443	19
			12,476
Finland (0.5%)
	Sampo Oyj	471,550	12,488
	Kone Oyj Class B	139,132	8,617
^	Nokia Oyj	3,117,315	7,483
	Fortum Oyj	376,814	6,303
	Wartsila OYJ Abp	164,232	4,918
	UPM-Kymmene Oyj	436,496	4,663
	Metso Oyj	125,322	4,554
	Nokian Renkaat Oyj	108,523	4,321
	Stora Enso Oyj	498,328	2,837
	Kesko Oyj Class B	55,840	1,442
	Neste Oil Oyj	119,508	1,261
^,* Outokumpu Oyj		960,638	837
^	Rautaruukki Oyj	81,312	529
^	Sanoma Oyj	38,003	326
			60,579
France (6.6%)
	Sanofi	1,094,063	89,262
	Total SA	1,877,348	86,502

LVMH Moet Hennessy Louis Vuitton SA	312,347	46,987
Danone SA	544,641	33,105
BNP Paribas SA	876,255	32,369
GDF Suez	1,418,473	31,653
L'Oreal SA	247,822	29,714
Air Liquide SA	261,629	29,260
Schneider Electric SA	461,445	26,018
Pernod-Ricard SA	220,601	23,707
AXA SA	1,950,765	23,701
France Telecom SA	1,671,980	22,390
Vivendi SA	1,076,268	20,412
Vinci SA	474,312	20,086
ArcelorMittal	983,126	15,651
Cie Generale d'Optique Essilor International SA	178,495	15,537
Unibail-Rodamco SE	76,824	14,731
* Societe Generale SA	650,860	14,326
Cie de St-Gobain	446,243	13,438
European Aeronautic Defence and Space Co. NV	343,978	12,343
PPR	79,662	11,911
Cie Generale des Etablissements Michelin	150,615	10,234
Carrefour SA	571,251	10,222
Technip SA	93,292	9,793
Christian Dior SA	60,643	8,374
Lafarge SA	180,951	8,295
Renault SA	187,167	8,163
Sodexo	98,594	7,438
Legrand SA	220,100	7,051
SES SA	278,202	6,688
Accor SA	190,601	6,325
Alstom SA	183,786	6,091
Publicis Groupe SA	122,150	6,013
Safran SA	170,215	5,760
Gemalto NV	73,973	5,653
Dassault Systemes SA	51,221	5,052
Bouygues SA	199,361	5,021
Edenred	189,657	4,998
Veolia Environnement SA	432,790	4,897
Cap Gemini SA	130,244	4,753
Electricite de France SA	218,531	4,527
Eutelsat Communications SA	137,690	4,157
Vallourec SA	98,887	4,094
Bureau Veritas SA	46,235	4,081
Arkema SA	51,811	3,814
SCOR SE	159,463	3,779
* Cie Generale de Geophysique - Veritas	128,650	3,682
* Credit Agricole SA	835,685	3,572
Suez Environnement Co.	319,518	3,508
Zodiac Aerospace	35,682	3,480
Groupe Eurotunnel SA	456,048	3,240
Societe BIC SA	31,192	3,162
Casino Guichard Perrachon SA	36,822	3,088
STMicroelectronics NV	571,637	3,067
Lagardere SCA	111,552	3,009
AtoS	51,364	2,884
Valeo SA	65,497	2,806
Thales SA	82,917	2,593
Klepierre	79,598	2,589

Iliad SA	18,751	2,582
Aeroports de Paris	32,735	2,536
Wendel SA	30,935	2,209
^,* Alcatel-Lucent	1,887,613	2,083
Natixis	759,285	1,892
Hermes International	6,862	1,867
^,* Peugeot SA	223,783	1,736
Fonciere Des Regions	23,397	1,689
Imerys SA	32,073	1,614
CNP Assurances	148,531	1,565
Rexel SA	90,783	1,517
Eiffage SA	56,786	1,501
Gecina SA	15,892	1,455
BioMerieux	17,011	1,447
ICADE	18,492	1,414
SEB SA	19,455	1,289
Societe Television Francaise 1	137,299	1,155
JCDecaux SA	53,751	1,085
Eurazeo	26,976	1,072
^ Eramet	9,356	993
Bollore SA	4,383	976
Faurecia	48,636	771
Euler Hermes SA	10,905	679
^,* Air France-KLM	127,633	678
^ APERAM	46,025	631
Ipsen SA	26,428	626
Ciments Francais SA	4,339	240
^,* PagesJaunes Groupe	108,203	190
		846,548
Germany (5.4%)
Siemens AG	755,144	63,990
BASF SE	775,979	56,650
Bayer AG	695,130	52,797
SAP AG	772,780	49,043
Daimler AG	892,190	44,454
Allianz SE	382,724	37,970
E.ON AG	1,601,722	34,088
Deutsche Telekom AG	2,749,494	30,992
Volkswagen AG Prior Pfd.	143,220	24,372
Deutsche Bank AG	782,867	23,768
Muenchener Rueckversicherungs AG	151,061	21,404
RWE AG	483,516	18,983
Bayerische Motoren Werke AG	252,369	18,782
Linde AG	116,513	17,329
Fresenius Medical Care AG & Co. KGaA	189,057	13,667
Deutsche Post AG	759,194	13,630
Adidas AG	175,939	13,196
Fresenius SE & Co. KGaA	119,556	12,731
Henkel AG & Co. KGaA Prior Pfd.	146,491	10,517
Deutsche Boerse AG	163,841	8,151
K&S AG	161,688	7,977
HeidelbergCement AG	156,823	7,266
Infineon Technologies AG	909,059	6,606
Porsche Automobil Holding SE Prior Pfd.	128,271	6,600
Henkel AG & Co. KGaA	108,305	6,398
Beiersdorf AG	94,759	6,276
Continental AG	67,250	6,081

	ThyssenKrupp AG	321,649	5,897
*	Commerzbank AG	3,500,560	5,425
	Merck KGaA	53,737	5,405
	Lanxess AG	70,081	4,859
	Brenntag AG	43,339	4,747
*	Kabel Deutschland Holding AG	75,212	4,706
	GEA Group AG	155,128	4,175
	Volkswagen AG	24,763	3,936
	Metro AG	137,308	3,776
*	QIAGEN NV	194,980	3,473
	MAN SE	35,119	3,285
	Hannover Rueckversicherung AG	50,030	2,989
	Deutsche Lufthansa AG	192,909	2,425
	Bilfinger Berger SE	29,277	2,400
	Hugo Boss AG	22,850	2,297
*	Hochtief AG	47,988	2,277
	Software AG	56,208	1,828
	Axel Springer AG	40,474	1,807
	Fraport AG Frankfurt Airport Services Worldwide	30,230	1,712
	Suedzucker AG	48,209	1,661
	United Internet AG	92,198	1,630
	Puma SE	5,172	1,448
	Salzgitter AG	37,797	1,374
	Celesio AG	74,996	1,364
*	TUI AG	158,455	1,021
	Fielmann AG	10,893	975
^	Wacker Chemie AG	13,705	892
	Hamburger Hafen und Logistik AG	22,745	504
^	SMA Solar Technology AG	10,037	307
			692,313
Greece (0.1%)
*	Coca Cola Hellenic Bottling Co. SA	120,331	2,109
	OPAP SA	191,250	1,149
*	National Bank of Greece SA	670,093	1,043
^,* National Bank of Greece SA ADR		564,502	903
*	Hellenic Telecommunications Organization SA ADR	724,531	866
*	Hellenic Petroleum SA	92,718	606
*	Alpha Bank AE	406,598	602
*	EFG Eurobank Ergasias SA	329,973	273
*	Public Power Corp. SA	89,608	236
			7,787
Hong Kong (2.6%)
1	AIA Group Ltd.	10,124,056	35,372
	Hutchison Whampoa Ltd.	2,693,000	24,140
	Sun Hung Kai Properties Ltd.	1,646,441	20,452
	Cheung Kong Holdings Ltd.	1,463,000	19,141
	CLP Holdings Ltd.	1,527,000	13,176
	Hong Kong & China Gas Co. Ltd.	5,467,454	12,649
	Hong Kong Exchanges and Clearing Ltd.	907,800	12,112
	Jardine Matheson Holdings Ltd.	221,274	11,539
	BOC Hong Kong Holdings Ltd.	3,552,737	10,866
	Power Assets Holdings Ltd.	1,348,000	10,579
	Li & Fung Ltd.	5,289,555	10,390
	Swire Pacific Ltd. Class A	761,000	9,106
	Hang Seng Bank Ltd.	639,900	8,878
	Hongkong Land Holdings Ltd.	1,461,630	8,723

	Link REIT	1,890,843	8,272
	Wharf Holdings Ltd.	1,268,275	7,303
	Hang Lung Properties Ltd.	1,871,000	6,610
^	Bank of East Asia Ltd.	1,758,800	6,109
	Sands China Ltd.	2,016,400	5,915
	Jardine Strategic Holdings Ltd.	188,000	5,882
	Henderson Land Development Co. Ltd.	987,466	5,723
	Hang Lung Group Ltd.	844,139	5,449
	MTR Corp. Ltd.	1,475,500	5,142
	New World Development Co. Ltd.	3,835,705	4,877
	Sino Land Co. Ltd.	2,471,600	4,200
	SJM Holdings Ltd.	1,862,000	3,306
	Wynn Macau Ltd.	1,308,800	2,773
	Hysan Development Co. Ltd.	654,000	2,754
	Kerry Properties Ltd.	596,000	2,725
	First Pacific Co. Ltd.	2,427,200	2,714
	Shangri-La Asia Ltd.	1,372,390	2,695
	Wheelock & Co. Ltd.	681,000	2,662
^,*,
1 Galaxy Entertainment Group Ltd.		1,058,000	2,531
	Cheung Kong Infrastructure Holdings Ltd.	406,000	2,460
	AAC Technologies Holdings Inc.	774,000	2,246
^	ASM Pacific Technology Ltd.	169,000	2,162
	Cathay Pacific Airways Ltd.	1,308,015	2,157
	Yue Yuen Industrial Holdings Ltd.	699,330	2,111
	Television Broadcasts Ltd.	282,000	2,016
^	VTech Holdings Ltd.	158,600	1,859
	PCCW Ltd.	4,542,000	1,780
	Wing Hang Bank Ltd.	188,500	1,725
	Hopewell Holdings Ltd.	560,500	1,629
	Swire Properties Ltd.	545,300	1,622
	Techtronic Industries Co.	1,076,500	1,448
	Lifestyle International Holdings Ltd.	574,500	1,314
^	Esprit Holdings Ltd.	1,076,696	1,297
	NWS Holdings Ltd.	849,500	1,293
	Xinyi Glass Holdings Ltd.	2,366,000	1,186
	Orient Overseas International Ltd.	206,500	1,171
	Cafe de Coral Holdings Ltd.	348,000	998
	Champion REIT	2,102,000	921
	Johnson Electric Holdings Ltd.	1,503,500	878
	Great Eagle Holdings Ltd.	253,000	639
	Shun Tak Holdings Ltd.	1,791,625	621
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,269,000	615
	Melco International Development Ltd.	781,000	585
*	Foxconn International Holdings Ltd.	1,879,000	560
	Texwinca Holdings Ltd.	548,000	516
^	Brightoil Petroleum Holdings Ltd.	2,197,000	428
	Dah Sing Financial Holdings Ltd.	108,900	347
	Kowloon Development Co. Ltd.	311,000	303
	Dah Sing Banking Group Ltd.	260,920	240
*	Mongolia Energy Corp. Ltd.	3,891,000	152
			332,044
Hungary (0.1%)
	MOL Hungarian Oil and Gas plc	65,678	4,725
	OTP Bank plc	237,768	3,640
	Richter Gedeon Nyrt	12,100	2,048

Magyar Telekom Telecommunications plc	373,899	691
		11,104
India (1.8%)
ITC Ltd.	4,885,306	22,614
^ Infosys Ltd. ADR	374,958	14,841
Housing Development Finance Corp.	909,659	11,245
1 Reliance Industries Ltd. GDR	397,427	10,458
Oil & Natural Gas Corp. Ltd.	1,726,036	8,842
HDFC Bank Ltd. ADR	237,793	8,064
ICICI Bank Ltd. ADR	219,666	7,605
Reliance Industries Ltd.	554,607	7,377
Bharti Airtel Ltd.	1,275,741	6,848
Hindustan Unilever Ltd.	719,747	6,036
Tata Consultancy Services Ltd.	243,524	5,416
State Bank of India GDR	67,787	5,224
Axis Bank Ltd.	258,372	4,816
Infosys Ltd.	105,601	4,205
NTPC Ltd.	1,375,473	3,865
Wipro Ltd. ADR	461,981	3,608
Coal India Ltd.	526,101	3,386
Tata Motors Ltd.	791,823	3,186
Mahindra & Mahindra Ltd.	249,881	3,133
Sun Pharmaceutical Industries Ltd.	259,468	3,038
Larsen & Toubro Ltd.	121,788	2,981
HDFC Bank Ltd.	263,911	2,777
Ultratech Cement Ltd.	89,717	2,641
Hindalco Industries Ltd.	1,172,669	2,512
Hero Motocorp Ltd.	67,404	2,418
Infrastructure Development Finance Co. Ltd.	931,645	2,237
Jindal Steel & Power Ltd.	313,140	2,230
Titan Industries Ltd.	548,995	2,182
Power Grid Corp. of India Ltd.	921,141	1,962
Kotak Mahindra Bank Ltd.	200,714	1,924
Nestle India Ltd.	23,723	1,911
Bharat Heavy Electricals Ltd.	486,981	1,876
Dr Reddy's Laboratories Ltd. ADR	59,551	1,728
Ambuja Cements Ltd.	519,582	1,679
Bajaj Auto Ltd.	57,574	1,653
Cipla Ltd.	266,253	1,617
GAIL India Ltd.	252,380	1,599
* DLF Ltd.	417,763	1,560
HCL Technologies Ltd.	166,814	1,550
Asian Paints Ltd.	23,123	1,512
Maruti Suzuki India Ltd.	69,647	1,416
Tata Steel Ltd.	189,949	1,407
Lupin Ltd.	121,898	1,313
Sterlite Industries India Ltd.	667,993	1,275
Tata Power Co. Ltd.	697,999	1,226
* Cairn India Ltd.	202,924	1,210
Sesa Goa Ltd.	349,726	1,188
Colgate-Palmolive India Ltd.	54,385	1,128
Zee Entertainment Enterprises Ltd.	369,440	1,114
Bharat Petroleum Corp. Ltd.	170,224	1,111
JSW Steel Ltd.	92,889	1,111
Jaiprakash Associates Ltd.	817,540	1,070
Rural Electrification Corp. Ltd.	291,964	984
Bajaj Holdings and Investment Ltd.	71,402	983

* Idea Cellular Ltd.	634,843	910
Reliance Infrastructure Ltd.	101,739	899
Cummins India Ltd.	116,736	895
* Ranbaxy Laboratories Ltd.	98,497	879
Dabur India Ltd.	406,340	869
ACC Ltd.	36,537	867
Indian Oil Corp. Ltd.	173,257	839
* Tata Chemicals Ltd.	152,444	835
Exide Industries Ltd.	359,584	827
Hindustan Petroleum Corp. Ltd.	133,397	824
Steel Authority of India Ltd.	529,166	811
* Satyam Computer Services Ltd.	552,042	809
Bank of Baroda	68,444	804
Power Finance Corp. Ltd.	252,357	783
Indiabulls Financial Services Ltd.	190,150	774
Siemens Ltd.	62,590	764
Glenmark Pharmaceuticals Ltd.	106,346	732
* Reliance Power Ltd.	443,994	724
United Spirits Ltd.	49,346	717
ICICI Bank Ltd.	40,295	693
Adani Ports and Special Economic Zone	318,646	688
Adani Enterprises Ltd.	210,272	680
Divi's Laboratories Ltd.	33,038	650
Tata Communications Ltd. ADR	70,238	612
* Oracle Financial Services Software Ltd.	13,331	611
Grasim Industries Ltd.	11,689	602
Piramal Healthcare Ltd.	63,995	594
Cadila Healthcare Ltd.	37,487	593
* Unitech Ltd.	1,523,516	592
Punjab National Bank	45,444	591
GlaxoSmithKline Pharmaceuticals Ltd.	15,508	587
Mphasis Ltd.	82,000	584
Union Bank of India	188,519	567
Oil India Ltd.	63,202	563
Reliance Capital Ltd.	92,778	553
Container Corp. Of India	29,845	506
Reliance Communications Ltd.	472,822	474
NHPC Ltd.	1,427,030	467
Bank of India	86,945	464
Canara Bank	70,482	462
Great Eastern Shipping Co. Ltd.	93,331	436
Shriram Transport Finance Co. Ltd.	41,408	429
Bharat Forge Ltd.	77,196	415
Dr Reddy's Laboratories Ltd.	14,261	413
Castrol India Ltd.	41,330	410
Wipro Ltd.	67,218	409
Hindustan Zinc Ltd.	189,510	406
Bharat Electronics Ltd.	19,420	405
* GMR Infrastructure Ltd.	972,021	404
IDBI Bank Ltd.	221,181	349
Ashok Leyland Ltd.	808,985	323
* Godrej Industries Ltd.	73,817	314
Aditya Birla Nuvo Ltd.	21,073	297
Torrent Power Ltd.	100,414	286
* Adani Power Ltd.	350,359	273
Crompton Greaves Ltd.	127,634	266
* Suzlon Energy Ltd.	693,659	229

JSW Energy Ltd.	250,611	223
Oriental Bank of Commerce	45,577	194
Sun TV Network Ltd.	37,959	179
ABB Ltd.	11,814	169
Corp Bank	22,522	164
Mangalore Refinery & Petrochemicals Ltd.	149,186	156
* Essar Oil Ltd.	117,332	117
Tata Communications Ltd.	25,747	114
		235,967
Indonesia (0.7%)
Astra International Tbk PT	25,332,500	18,624
Bank Central Asia Tbk PT	10,308,000	8,687
Telekomunikasi Indonesia Persero Tbk PT	8,424,000	8,124
Bank Rakyat Indonesia Persero Tbk PT	10,282,500	7,548
Bank Mandiri Persero Tbk PT	7,774,978	6,768
United Tractors Tbk PT	2,375,772	5,234
Semen Gresik Persero Tbk PT	2,451,000	3,338
Unilever Indonesia Tbk PT	1,304,500	3,331
Perusahaan Gas Negara Persero Tbk PT	8,047,000	3,210
Gudang Garam Tbk PT	493,000	2,921
Kalbe Farma Tbk PT	6,379,500	2,570
Charoen Pokphand Indonesia Tbk PT	6,891,500	2,312
Indocement Tunggal Prakarsa Tbk PT	906,000	2,049
Bank Negara Indonesia Persero Tbk PT	4,716,144	1,971
Bumi Resources Tbk PT	17,325,500	1,892
Indofood Sukses Makmur Tbk PT	2,949,000	1,676
Adaro Energy Tbk PT	10,543,728	1,616
Tambang Batubara Bukit Asam Persero Tbk PT	742,500	1,240
Jasa Marga Persero Tbk PT	1,796,500	1,077
Indo Tambangraya Megah Tbk PT	281,000	1,048
Indosat Tbk PT	1,944,000	991
Bank Danamon Indonesia Tbk PT	1,526,894	974
Astra Agro Lestari Tbk PT	400,000	966
Indofood CBP Sukses Makmur Tbk PT	927,500	643
Aneka Tambang Persero Tbk PT	3,116,500	420
Vale Indonesia Tbk PT	1,600,000	408
		89,638
Ireland (0.2%)
CRH plc (London Shares)	603,109	10,946
* Elan Corp. plc	486,810	5,678
Kerry Group plc Class A	112,449	5,117
* Ryanair Holdings plc ADR	109,200	3,217
* Ryanair Holdings plc	58,749	287
CRH plc	2,650	48
* Irish Bank Resolution Corp. Ltd.	236,607	—
		25,293
Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	732,642	29,881
Israel Chemicals Ltd.	441,069	5,221
* Mellanox Technologies Ltd.	27,590	2,958
* Bank Leumi Le-Israel BM	1,226,138	2,764
* Bank Hapoalim BM	827,162	2,397
* NICE Systems Ltd.	54,252	1,957
Bezeq The Israeli Telecommunication Corp. Ltd.	1,673,302	1,683
Israel Corp. Ltd.	1,971	1,129
* Isramco Negev 2 LP	8,242,256	969

* EZchip Semiconductor Ltd.	22,429	817
* Mizrahi Tefahot Bank Ltd.	94,778	711
Azrieli Group	30,850	659
Gazit-Globe Ltd.	64,174	599
* Israel Discount Bank Ltd. Class A	616,136	575
Elbit Systems Ltd.	16,328	528
* Avner Oil Exploration LLP	1,044,053	511
Osem Investments Ltd.	40,567	503
Delek Group Ltd.	3,581	475
* Delek Drilling - LP	167,604	465
* Oil Refineries Ltd.	682,924	314
* Ratio Oil Exploration 1992 LP	4,592,671	294
* Strauss Group Ltd.	29,498	264
Paz Oil Co. Ltd.	2,521	263
Cellcom Israel Ltd. (Registered)	37,303	208
Partner Communications Co. Ltd.	58,240	192
Migdal Insurance & Financial Holding Ltd.	171,429	158
* First International Bank Of Israel Ltd.	15,980	154
Ormat Industries	35,364	154
Clal Insurance Enterprises Holdings Ltd.	16,465	141
Shikun & Binui Ltd.	93,071	123
Shufersal Ltd.	56,514	122
Clal Industries and Investments Ltd.	38,102	106
* Harel Insurance Investments & Financial Services Ltd.	4,300	104
Hot Telecommunication System Ltd.	11,582	92
Delek Automotive Systems Ltd.	16,396	89
* Jerusalem Economy Ltd.	18,922	75
* Koor Industries Ltd.	11,063	73
		57,728
Italy (1.5%)
Eni SPA	2,283,794	47,093
Enel SPA	5,887,442	16,813
Assicurazioni Generali SPA	1,303,406	16,327
Saipem SPA	274,995	12,638
* UniCredit SPA	3,666,788	12,424
Intesa Sanpaolo SPA (Registered)	9,771,204	12,351
Telecom Italia SPA (Registered)	11,231,966	9,143
Fiat Industrial SPA	765,454	7,499
Snam SPA	1,417,589	5,699
Atlantia SPA	405,652	5,326
Terna Rete Elettrica Nazionale SPA	1,258,039	4,198
Luxottica Group SPA	116,544	3,996
* Fiat SPA	762,571	3,737
Telecom Italia SPA (Bearer)	5,073,661	3,532
^ Prada SPA	424,406	2,915
Prysmian SPA	177,038	2,836
Enel Green Power SPA	1,673,195	2,393
Tenaris SA	119,493	2,317
Unione di Banche Italiane SCPA	759,628	2,200
Pirelli & C. SPA	201,275	2,033
* Banco Popolare SC	1,453,922	1,693
Davide Campari-Milano SPA	240,064	1,654
Exor SPA	66,093	1,459
* Finmeccanica SPA	382,912	1,399
Mediobanca SPA	363,777	1,251
Mediaset SPA	714,647	1,246
* Banca Monte dei Paschi di Siena SPA	5,004,188	1,106

Autogrill SPA	108,570	876
Lottomatica Group SPA	43,480	852
Exor SPA Prior Pfd.	38,234	709
Buzzi Unicem SPA	64,063	642
Parmalat SPA	334,188	630
Mediolanum SPA	185,033	611
A2A SPA	1,282,818	536
^ Banca Carige SPA	701,180	534
^,* Edison SPA	424,615	464
		191,132
Japan (13.3%)
Toyota Motor Corp.	1,988,161	76,021
Mitsubishi UFJ Financial Group Inc.	11,893,137	57,670
Sumitomo Mitsui Financial Group Inc.	1,188,614	37,431
Canon Inc.	1,119,017	37,368
Honda Motor Co. Ltd.	1,141,974	36,304
Mizuho Financial Group Inc.	20,115,939	33,130
Softbank Corp.	699,100	26,673
Japan Tobacco Inc.	839,400	26,369
NTT DOCOMO Inc.	14,746	24,649
FANUC Corp.	151,158	23,337
Takeda Pharmaceutical Co. Ltd.	498,700	22,905
Mitsubishi Corp.	1,042,700	20,634
KDDI Corp.	2,832	19,499
Nissan Motor Co. Ltd.	1,901,100	17,875
Komatsu Ltd.	802,000	17,792
Seven & I Holdings Co. Ltd.	559,936	17,721
Hitachi Ltd.	2,920,616	17,218
Mitsui & Co. Ltd.	1,146,000	16,923
Nippon Telegraph & Telephone Corp.	354,671	16,464
East Japan Railway Co.	251,600	16,094
Mitsubishi Estate Co. Ltd.	874,500	15,663
Mitsui Fudosan Co. Ltd.	738,500	14,229
Astellas Pharma Inc.	295,600	14,043
Shin-Etsu Chemical Co. Ltd.	271,200	13,690
Panasonic Corp.	1,949,320	13,492
Inpex Corp.	2,305	12,807
Kyocera Corp.	159,500	12,620
Kao Corp.	441,900	11,943
Denso Corp.	372,200	11,858
Tokio Marine Holdings Inc.	507,200	11,621
Bridgestone Corp.	513,200	11,559
Mitsubishi Heavy Industries Ltd.	2,834,000	11,443
Sumitomo Corp.	788,000	11,039
Nomura Holdings Inc.	3,100,500	10,857
Otsuka Holdings Co. Ltd.	352,100	10,722
Mitsubishi Electric Corp.	1,352,500	10,718
Central Japan Railway Co.	1,296	10,707
ITOCHU Corp.	997,800	10,329
Sony Corp.	837,600	10,185
Sumitomo Realty & Development Co. Ltd.	402,700	10,021
Sumitomo Mitsui Trust Holdings Inc.	3,489,880	9,968
Nintendo Co. Ltd.	89,400	9,945
Keyence Corp.	38,421	9,569
Murata Manufacturing Co. Ltd.	188,700	9,394
Fast Retailing Co. Ltd.	44,700	9,180
Toshiba Corp.	2,675,200	8,860

ORIX Corp.	93,060	8,798
Dai-ichi Life Insurance Co. Ltd.	8,362	8,765
MS&AD Insurance Group Holdings	537,015	8,685
Nippon Steel Corp.	4,302,700	8,586
Tokyo Gas Co. Ltd.	1,633,000	8,417
Eisai Co. Ltd.	186,200	8,240
Hoya Corp.	365,100	8,098
SMC Corp.	45,132	7,582
JX Holdings Inc.	1,573,000	7,561
Daiichi Sankyo Co. Ltd.	447,600	7,366
Marubeni Corp.	1,092,132	7,285
Nidec Corp.	91,600	7,212
Nikon Corp.	251,100	6,934
Kirin Holdings Co. Ltd.	607,200	6,887
Asahi Group Holdings Ltd.	302,400	6,788
Secom Co. Ltd.	146,100	6,759
NKSJ Holdings Inc.	347,300	6,620
Daito Trust Construction Co. Ltd.	67,900	6,525
Resona Holdings Inc.	1,596,873	6,501
Toray Industries Inc.	1,022,530	6,401
Suzuki Motor Corp.	349,200	6,380
Ajinomoto Co. Inc.	428,000	6,063
Aeon Co. Ltd.	501,400	6,037
Sumitomo Electric Industries Ltd.	498,100	5,857
FUJIFILM Holdings Corp.	324,600	5,797
Hankyu Hanshin Holdings Inc.	1,061,700	5,686
^ Kintetsu Corp.	1,428,500	5,669
^ Yakult Honsha Co. Ltd.	146,600	5,668
Daiwa Securities Group Inc.	1,482,500	5,525
Isuzu Motors Ltd.	1,069,200	5,451
West Japan Railway Co.	125,800	5,426
Daiwa House Industry Co. Ltd.	380,700	5,408
Osaka Gas Co. Ltd.	1,319,500	5,406
Yahoo Japan Corp.	14,797	5,379
Tokyo Electron Ltd.	113,700	5,280
Sumitomo Metal Mining Co. Ltd.	486,700	5,198
Fujitsu Ltd.	1,312,700	5,150
Chubu Electric Power Co. Inc.	480,400	5,125
Kubota Corp.	540,700	5,112
JFE Holdings Inc.	387,300	5,077
Daikin Industries Ltd.	186,500	5,067
JGC Corp.	161,000	4,921
Terumo Corp.	119,900	4,897
Tobu Railway Co. Ltd.	900,008	4,863
Yamato Holdings Co. Ltd.	295,500	4,838
Odakyu Electric Railway Co. Ltd.	466,500	4,784
Unicharm Corp.	86,200	4,749
Nitto Denko Corp.	109,500	4,705
Oriental Land Co. Ltd.	37,800	4,703
Ono Pharmaceutical Co. Ltd.	74,300	4,690
Asahi Kasei Corp.	884,000	4,685
Taisho Pharmaceutical Holdings Co. Ltd.	57,000	4,548
Lawson Inc.	62,200	4,468
Kansai Electric Power Co. Inc.	592,700	4,446
Sumitomo Metal Industries Ltd.	2,993,000	4,387
T&D Holdings Inc.	427,900	4,350
Asahi Glass Co. Ltd.	735,300	4,317

	Shizuoka Bank Ltd.	423,200	4,259
	Yamada Denki Co. Ltd.	81,190	4,208
	LIXIL Group Corp.	199,800	4,176
	Sekisui House Ltd.	426,000	4,071
	Mitsubishi Chemical Holdings Corp.	957,400	4,040
	Omron Corp.	200,800	3,998
	Bank of Yokohama Ltd.	864,816	3,917
	Shimano Inc.	58,100	3,858
	Tokyu Corp.	802,510	3,848
	Kuraray Co. Ltd.	320,300	3,749
	Aisin Seiki Co. Ltd.	122,900	3,736
	Fuji Heavy Industries Ltd.	494,200	3,663
	Shiseido Co. Ltd.	252,100	3,608
	Chugai Pharmaceutical Co. Ltd.	187,100	3,598
	Sega Sammy Holdings Inc.	168,800	3,597
	Credit Saison Co. Ltd.	155,722	3,531
	Dai Nippon Printing Co. Ltd.	447,200	3,399
	Rohm Co. Ltd.	94,000	3,374
	Electric Power Development Co. Ltd.	141,200	3,321
*	Mitsubishi Motors Corp.	3,467,200	3,306
	Chiba Bank Ltd.	566,500	3,300
	Keikyu Corp.	348,500	3,251
^	Ricoh Co. Ltd.	469,000	3,206
^,* Olympus Corp.		171,000	3,202
	Shionogi & Co. Ltd.	221,900	3,161
	Dentsu Inc.	117,700	3,124
	TDK Corp.	80,700	3,061
	Benesse Holdings Inc.	64,800	3,059
*	Mazda Motor Corp.	2,516,000	3,017
	Chugoku Electric Power Co. Inc.	235,400	3,000
	Keio Corp.	403,000	2,959
	Makita Corp.	88,500	2,957
	Sekisui Chemical Co. Ltd.	346,000	2,940
	Nomura Research Institute Ltd.	142,200	2,937
*	NEC Corp.	2,203,000	2,935
	Toyota Industries Corp.	109,500	2,913
	FamilyMart Co. Ltd.	61,100	2,891
	JSR Corp.	163,300	2,874
	Sumitomo Chemical Co. Ltd.	1,035,500	2,869
	NTT Data Corp.	943	2,848
	Nissin Foods Holdings Co. Ltd.	74,500	2,846
	Nippon Express Co. Ltd.	675,500	2,751
	Toppan Printing Co. Ltd.	435,000	2,695
	Trend Micro Inc.	89,300	2,648
	Fukuoka Financial Group Inc.	725,700	2,646
	Isetan Mitsukoshi Holdings Ltd.	250,440	2,637
	JTEKT Corp.	291,900	2,563
	Kawasaki Heavy Industries Ltd.	1,058,500	2,513
	Hirose Electric Co. Ltd.	25,300	2,414
	NGK Insulators Ltd.	210,000	2,410
	Nippon Yusen KK	1,086,700	2,405
	Daihatsu Motor Co. Ltd.	143,200	2,393
	Sharp Corp.	699,500	2,393
	Konica Minolta Holdings Inc.	336,500	2,373
	Santen Pharmaceutical Co. Ltd.	54,400	2,314
	Kyushu Electric Power Co. Inc.	296,300	2,314
	Sony Financial Holdings Inc.	145,000	2,313

Mitsui OSK Lines Ltd.	764,500	2,307
Mitsubishi Materials Corp.	832,000	2,293
OJI Paper Co. Ltd.	673,200	2,242
MediPal Holdings Corp.	155,700	2,240
Keihan Electric Railway Co. Ltd.	472,000	2,237
Toyota Tsusho Corp.	119,800	2,215
Nitori Holdings Co. Ltd.	23,600	2,207
^ All Nippon Airways Co. Ltd.	953,258	2,202
Rinnai Corp.	34,200	2,202
Brother Industries Ltd.	235,900	2,179
Chugoku Bank Ltd.	169,500	2,158
MEIJI Holdings Co. Ltd.	47,145	2,153
Toho Co. Ltd.	120,100	2,151
Namco Bandai Holdings Inc.	149,800	2,151
Joyo Bank Ltd.	480,072	2,139
USS Co. Ltd.	19,760	2,127
Mitsubishi Tanabe Pharma Corp.	138,000	2,106
NSK Ltd.	348,000	2,103
Kyowa Hakko Kirin Co. Ltd.	189,000	2,102
Sankyo Co. Ltd.	42,400	2,102
^ Dena Co. Ltd.	96,100	2,082
Chiyoda Corp.	160,000	2,078
Obayashi Corp.	457,700	2,078
NOK Corp.	108,300	2,071
* Tohoku Electric Power Co. Inc.	319,200	2,059
Toho Gas Co. Ltd.	337,000	2,026
THK Co. Ltd.	113,000	1,998
Taisei Corp.	723,700	1,990
Keisei Electric Railway Co. Ltd.	219,000	1,977
Shikoku Electric Power Co. Inc.	128,072	1,974
Hisamitsu Pharmaceutical Co. Inc.	39,100	1,968
IHI Corp.	910,000	1,937
TonenGeneral Sekiyu KK	236,000	1,931
Kurita Water Industries Ltd.	85,400	1,921
Kajima Corp.	670,200	1,917
Shinsei Bank Ltd.	1,701,000	1,916
Yamaha Motor Co. Ltd.	226,500	1,913
Nisshin Seifun Group Inc.	160,500	1,911
Nippon Meat Packers Inc.	146,000	1,908
Hamamatsu Photonics KK	53,600	1,873
Aeon Mall Co. Ltd.	77,800	1,861
Konami Corp.	87,100	1,856
Kobe Steel Ltd.	1,980,000	1,851
Teijin Ltd.	622,000	1,819
Shimamura Co. Ltd.	15,600	1,811
Kagome Co. Ltd.	81,500	1,810
Hachijuni Bank Ltd.	335,000	1,778
Yokogawa Electric Corp.	171,000	1,752
Kansai Paint Co. Ltd.	167,000	1,743
Suruga Bank Ltd.	165,000	1,742
Alfresa Holdings Corp.	32,700	1,738
Showa Denko KK	963,200	1,735
Bank of Kyoto Ltd.	237,000	1,733
TOTO Ltd.	232,000	1,719
Tokyu Land Corp.	340,200	1,716
Mitsubishi Gas Chemical Co. Inc.	298,000	1,709
J Front Retailing Co. Ltd.	343,400	1,701

Taiheiyo Cement Corp.	764,000	1,679
Sojitz Corp.	1,078,500	1,672
Kikkoman Corp.	133,000	1,669
* Tokyo Electric Power Co. Inc.	1,002,463	1,667
Toyo Suisan Kaisha Ltd.	69,000	1,657
Hakuhodo DY Holdings Inc.	25,020	1,648
Toyo Seikan Kaisha Ltd.	140,000	1,644
Dowa Holdings Co. Ltd.	267,000	1,637
NHK Spring Co. Ltd.	156,200	1,636
Stanley Electric Co. Ltd.	110,400	1,623
Iyo Bank Ltd.	209,200	1,611
Nippon Electric Glass Co. Ltd.	303,500	1,598
Advantest Corp.	125,800	1,596
Ibiden Co. Ltd.	98,400	1,595
Nippon Shokubai Co. Ltd.	131,000	1,594
Miraca Holdings Inc.	37,300	1,585
Sumitomo Heavy Industries Ltd.	394,200	1,580
Don Quijote Co. Ltd.	47,200	1,575
Daido Steel Co. Ltd.	277,700	1,567
Takashimaya Co. Ltd.	214,000	1,560
Shimizu Corp.	500,000	1,557
Shimadzu Corp.	187,000	1,526
Marui Group Co. Ltd.	208,600	1,525
Mitsubishi UFJ Lease & Finance Co. Ltd.	38,170	1,524
Nagoya Railroad Co. Ltd.	559,000	1,512
Nissan Chemical Industries Ltd.	144,000	1,510
Gunma Bank Ltd.	310,000	1,507
Asics Corp.	128,400	1,503
Air Water Inc.	121,000	1,455
Yokohama Rubber Co. Ltd.	210,000	1,452
Mitsui Chemicals Inc.	646,000	1,448
Dainippon Sumitomo Pharma Co. Ltd.	130,800	1,445
Park24 Co. Ltd.	93,900	1,434
Denki Kagaku Kogyo KK	433,000	1,426
Daicel Corp.	236,000	1,412
Taiyo Nippon Sanso Corp.	252,000	1,410
Yamaguchi Financial Group Inc.	165,000	1,390
Ube Industries Ltd.	637,000	1,389
Hokuriku Electric Power Co.	135,800	1,381
Kewpie Corp.	93,300	1,379
Idemitsu Kosan Co. Ltd.	16,400	1,374
Kamigumi Co. Ltd.	170,000	1,363
Hitachi Metals Ltd.	124,000	1,357
Suzuken Co. Ltd.	37,800	1,355
Nippon Paint Co. Ltd.	163,000	1,343
Hiroshima Bank Ltd.	407,200	1,341
Hokuhoku Financial Group Inc.	917,000	1,330
Japan Steel Works Ltd.	242,500	1,319
Yamazaki Baking Co. Ltd.	94,000	1,310
Hino Motors Ltd.	188,000	1,299
Ryohin Keikaku Co. Ltd.	23,900	1,291
Sumitomo Rubber Industries Ltd.	107,200	1,286
Aozora Bank Ltd.	561,000	1,285
^ K's Holdings Corp.	39,444	1,284
^ Sanrio Co. Ltd.	37,088	1,279
Hitachi Chemical Co. Ltd.	83,900	1,274
Amada Co. Ltd.	241,000	1,267

^ Hitachi Construction Machinery Co. Ltd.	69,700	1,246
SBI Holdings Inc.	18,434	1,245
Yamaha Corp.	128,900	1,239
Citizen Holdings Co. Ltd.	221,200	1,222
Hokkaido Electric Power Co. Inc.	133,000	1,222
Mitsubishi Logistics Corp.	115,000	1,214
^ Gree Inc.	76,600	1,212
^ Aeon Credit Service Co. Ltd.	63,400	1,208
Hulic Co. Ltd.	230,243	1,205
Yamato Kogyo Co. Ltd.	42,600	1,201
Tsumura & Co.	42,600	1,198
Zeon Corp.	146,000	1,196
Sumitomo Osaka Cement Co. Ltd.	362,000	1,196
Hoshizaki Electric Co. Ltd.	46,193	1,186
Cosmo Oil Co. Ltd.	542,000	1,182
^ Casio Computer Co. Ltd.	176,434	1,160
Kinden Corp.	172,000	1,157
Nomura Real Estate Holdings Inc.	61,500	1,136
Ito En Ltd.	59,800	1,136
Yaskawa Electric Corp.	158,000	1,132
Ushio Inc.	89,700	1,130
Minebea Co. Ltd.	321,000	1,121
Maruichi Steel Tube Ltd.	57,500	1,117
Sawai Pharmaceutical Co. Ltd.	10,200	1,111
COMSYS Holdings Corp.	89,100	1,111
Itochu Techno-Solutions Corp.	21,400	1,107
UNY Co. Ltd.	122,200	1,100
Nippon Kayaku Co. Ltd.	114,000	1,097
Nishi-Nippon City Bank Ltd.	500,700	1,095
Nishi-Nippon Railroad Co. Ltd.	250,000	1,085
Sysmex Corp.	24,900	1,085
Lion Corp.	194,000	1,075
Fuji Electric Co. Ltd.	486,000	1,072
NGK Spark Plug Co. Ltd.	92,000	1,065
Wacoal Holdings Corp.	89,000	1,062
^ GS Yuasa Corp.	267,000	1,058
Ezaki Glico Co. Ltd.	91,000	1,049
Rohto Pharmaceutical Co. Ltd.	77,000	1,041
^ Seiko Epson Corp.	130,000	1,035
Nichirei Corp.	204,000	1,035
Ebara Corp.	274,000	1,029
Dainippon Screen Manufacturing Co. Ltd.	154,000	1,029
Autobacs Seven Co. Ltd.	20,900	1,029
Mitsui Mining & Smelting Co. Ltd.	492,000	1,014
Ogaki Kyoritsu Bank Ltd.	294,000	1,013
Sotetsu Holdings Inc.	300,000	1,010
Mabuchi Motor Co. Ltd.	26,000	1,008
Oracle Corp. Japan	22,200	994
Rengo Co. Ltd.	178,000	979
Nabtesco Corp.	44,500	971
Kobayashi Pharmaceutical Co. Ltd.	18,600	970
* Tokyo Tatemono Co. Ltd.	262,000	965
Furukawa Electric Co. Ltd.	465,000	964
Takara Holdings Inc.	141,000	963
Tosoh Corp.	390,000	958
DIC Corp.	556,700	958
Nanto Bank Ltd.	226,000	955

	Toyobo Co. Ltd.	756,000	953
	Shiga Bank Ltd.	173,000	947
	Fujikura Ltd.	315,000	944
	Otsuka Corp.	10,700	940
	Japan Petroleum Exploration Co.	24,800	930
	Azbil Corp.	45,800	926
	Sumitomo Forestry Co. Ltd.	106,800	920
	Sugi Holdings Co. Ltd.	27,665	920
	Awa Bank Ltd.	149,500	918
	77 Bank Ltd.	240,000	903
^	Nippon Paper Group Inc.	71,400	903
	NTT Urban Development Corp.	1,120	903
*	Haseko Corp.	1,309,500	897
	H2O Retailing Corp.	87,000	894
	Koito Manufacturing Co. Ltd.	70,000	884
	Komeri Co. Ltd.	35,100	877
	Seino Holdings Co. Ltd.	130,000	877
	Shimachu Co. Ltd.	41,400	870
	MISUMI Group Inc.	35,800	867
	Glory Ltd.	41,600	861
	Toyoda Gosei Co. Ltd.	42,000	859
	NTN Corp.	316,000	848
	Onward Holdings Co. Ltd.	113,000	845
	Canon Marketing Japan Inc.	62,500	842
	Capcom Co. Ltd.	40,300	820
	Aoyama Trading Co. Ltd.	41,900	818
^	Kakaku.com Inc.	25,572	814
	Izumi Co. Ltd.	40,400	813
	Hitachi High-Technologies Corp.	32,600	811
*	Acom Co. Ltd.	38,690	805
	Coca-Cola West Co. Ltd.	46,900	803
	Juroku Bank Ltd.	245,000	801
	Obic Co. Ltd.	3,930	797
^	Taiyo Yuden Co. Ltd.	96,000	787
	Higo Bank Ltd.	149,200	786
	Senshu Ikeda Holdings Inc.	153,140	783
	Kagoshima Bank Ltd.	129,500	779
	Sapporo Holdings Ltd.	247,200	778
	House Foods Corp.	45,200	754
	ABC-Mart Inc.	18,700	754
	Mochida Pharmaceutical Co. Ltd.	63,000	754
	Nisshinbo Holdings Inc.	115,000	753
	Asatsu-DK Inc.	26,200	749
	San-In Godo Bank Ltd.	107,000	749
	Matsumotokiyoshi Holdings Co. Ltd.	33,100	746
	Hikari Tsushin Inc.	15,600	744
	Disco Corp.	14,100	741
	Toyota Boshoku Corp.	66,000	739
	Sapporo Hokuyo Holdings Inc.	256,100	732
	Hokkoku Bank Ltd.	197,000	715
	Kaneka Corp.	139,000	715
	Hyakujushi Bank Ltd.	192,500	707
	Nagase & Co. Ltd.	60,700	699
^	Nippon Sheet Glass Co. Ltd.	752,344	694
^,* Kawasaki Kisen Kaisha Ltd.		449,000	680
	Nisshin Steel Co. Ltd.	609,000	670
	OKUMA Corp.	112,000	668

	Takata Corp.	33,500	667
	Sumitomo Bakelite Co. Ltd.	161,200	667
	Alps Electric Co. Ltd.	110,400	657
	Hyakugo Bank Ltd.	157,000	657
	Mitsui Engineering & Shipbuilding Co. Ltd.	515,700	647
	M3 Inc.	122	634
	Musashino Bank Ltd.	22,900	633
	Daishi Bank Ltd.	216,000	632
*	Sumco Corp.	82,900	629
	Lintec Corp.	34,600	627
	Heiwa Corp.	34,700	627
	Fuji Media Holdings Inc.	366	623
	Kokuyo Co. Ltd.	83,700	622
	Hitachi Capital Corp.	33,900	615
	Nippon Television Network Corp.	3,950	605
	Square Enix Holdings Co. Ltd.	38,800	599
	Kissei Pharmaceutical Co. Ltd.	34,000	596
	Toda Corp.	195,000	595
	Sohgo Security Services Co. Ltd.	43,400	588
	Sundrug Co. Ltd.	16,900	588
	Century Tokyo Leasing Corp.	33,244	576
	Tokai Carbon Co. Ltd.	139,000	572
	Jafco Co. Ltd.	32,300	570
	TSI Holdings Co. Ltd.	91,100	567
	Fukuyama Transporting Co. Ltd.	99,000	554
	Matsui Securities Co. Ltd.	93,900	550
	Hitachi Transport System Ltd.	29,100	534
	Mori Seiki Co. Ltd.	72,000	527
	Keiyo Bank Ltd.	112,000	502
	SKY Perfect JSAT Holdings Inc.	1,143	476
	Pacific Metals Co. Ltd.	132,507	470
	Showa Shell Sekiyu KK	85,700	465
	Tokai Rika Co. Ltd.	29,400	454
^	Tokuyama Corp.	199,000	443
	Nipro Corp.	79,100	436
	Kose Corp.	18,600	436
*	Mitsumi Electric Co. Ltd.	67,100	431
	Sumitomo Real Estate Sales Co. Ltd.	7,810	405
	Kansai Urban Banking Corp.	299,000	380
	Exedy Corp.	18,926	377
^	Toho Titanium Co. Ltd.	33,100	376
^	Shinko Electric Industries Co. Ltd.	51,400	357
	Tokyo Broadcasting System Holdings Inc.	30,400	350
	Toshiba TEC Corp.	95,000	349
	PanaHome Corp.	55,000	337
	Tokyo Steel Manufacturing Co. Ltd.	88,700	328
^	OSAKA Titanium Technologies Co.	11,000	323
	Hitachi Koki Co. Ltd.	43,300	322
	Tokai Rubber Industries Ltd.	29,300	318
	Shima Seiki Manufacturing Ltd.	22,200	317
	Calsonic Kansei Corp.	63,700	310
	Toppan Forms Co. Ltd.	32,600	300
	KYB Co. Ltd.	69,476	296
	Kandenko Co. Ltd.	62,000	293
^,* Nissha Printing Co. Ltd.		28,700	290
	Nidec Sankyo Corp.	47,000	253
	NS Solutions Corp.	12,100	235

TV Asahi Corp.	148	233
^,* Ulvac Inc.	28,600	222
* Hitachi Cable Ltd.	126,000	216
Point Inc.	5,050	176
Funai Electric Co. Ltd.	9,100	116
* SFCG Co. Ltd.	140	—
		1,711,592
Luxembourg (0.0%)
L'Occitane International SA	376,500	979

Malaysia (1.0%)
Malayan Banking Bhd.	4,816,296	13,455
Sime Darby Bhd.	3,781,394	11,851
CIMB Group Holdings Bhd.	4,686,000	11,726
Axiata Group Bhd.	5,334,737	9,972
Genting Bhd.	2,315,700	6,990
DiGi.Com Bhd.	4,890,940	6,922
IOI Corp. Bhd.	4,026,265	6,852
Petronas Chemicals Group Bhd.	2,696,368	5,664
AMMB Holdings Bhd.	1,921,600	3,931
Public Bank Bhd. (Foreign)	850,169	3,904
Maxis Bhd.	1,902,500	3,892
Petronas Gas Bhd.	657,900	3,883
Kuala Lumpur Kepong Bhd.	454,500	3,442
YTL Corp. Bhd.	4,905,853	2,905
Genting Malaysia Bhd.	2,427,100	2,602
PPB Group Bhd.	500,200	2,426
Tenaga Nasional Bhd.	1,123,600	2,420
British American Tobacco Malaysia Bhd.	121,500	2,314
UMW Holdings Bhd.	736,100	2,220
Hong Leong Bank Bhd.	485,260	2,117
IHH Healthcare Bhd.	2,029,500	2,075
AirAsia Bhd.	1,735,800	2,070
Gamuda Bhd.	1,766,300	1,974
IJM Corp. Bhd.	1,168,020	1,927
Petronas Dagangan Bhd.	248,300	1,660
Telekom Malaysia Bhd.	890,700	1,604
*,1 Felda Global Ventures Holdings Bhd.	906,000	1,491
YTL Power International Bhd.	2,427,702	1,391
Alliance Financial Group Bhd.	982,900	1,331
RHB Capital Bhd.	545,100	1,280
Berjaya Sports Toto Bhd.	824,957	1,126
Bumi Armada Bhd.	768,400	960
Lafarge Malayan Cement Bhd.	349,610	891
MMC Corp. Bhd.	1,011,300	773
Parkson Holdings Bhd.	444,556	687
* UEM Land Holdings Bhd.	1,067,000	675
Malaysia Marine and Heavy Engineering Holdings Bhd.	381,800	646
SP Setia Bhd.	445,200	515
Public Bank Bhd. (Local)	28,231	129
		132,693
Mexico (1.2%)
America Movil SAB de CV	32,897,628	43,984
Wal-Mart de Mexico SAB de CV	5,966,217	16,900
Fomento Economico Mexicano SAB de CV	1,823,000	15,600
Grupo Televisa SAB	2,361,700	10,774

Grupo Financiero Banorte SAB de CV	1,950,000	10,442
Grupo Mexico SAB de CV Class B	3,284,615	9,208
Industrias Penoles SAB de CV	134,224	5,531
Mexichem SAB de CV	1,146,134	5,432
Grupo Modelo SAB de CV	558,300	5,035
Grupo Bimbo SAB de CV Class A	1,980,728	4,933
Grupo Financiero Inbursa SAB de CV	1,652,700	4,305
Arca Continental SAB de CV	667,876	4,204
Coca-Cola Femsa SAB de CV	377,141	4,202
* Cemex SAB de CV ADR	597,554	4,159
Alfa SAB de CV Class A	217,770	3,502
Grupo Elektra SA de CV	58,305	2,757
* Minera Frisco SAB de CV	639,551	2,543
* Cemex SAB de CV	3,131,695	2,185
Kimberly-Clark de Mexico SAB de CV Class A	1,031,940	2,157
Grupo Carso SAB de CV	565,700	1,956
* Organizacion Soriana SAB de CV Class B	289,100	870
		160,679
Mongolia (0.0%)
* Mongolian Mining Corp.	884,200	483

Morocco (0.0%)
* Douja Promotion Groupe Addoha SA	116,026	895
Managem	2,116	350
		1,245
Netherlands (1.6%)
Unilever NV	1,303,306	45,248
* ING Groep NV	3,241,820	21,326
ASML Holding NV	362,490	20,936
Koninklijke Philips Electronics NV	847,327	18,635
Heineken NV	242,334	13,130
Koninklijke Ahold NV	964,855	11,744
Koninklijke KPN NV	1,282,150	10,524
Akzo Nobel NV	194,740	10,511
Koninklijke DSM NV	153,135	7,538
Aegon NV	1,604,340	7,283
Reed Elsevier NV	604,973	7,091
* DE Master Blenders 1753 NV	489,594	5,674
Heineken Holding NV	97,673	4,489
Fugro NV	68,003	4,450
Wolters Kluwer NV	255,929	4,251
TNT Express NV	343,942	3,728
Corio NV	77,858	3,439
Randstad Holding NV	107,508	3,257
Koninklijke Vopak NV	43,066	2,729
Koninklijke Boskalis Westminster NV	63,669	2,075
* SBM Offshore NV	144,090	1,756
PostNL NV	360,530	1,466
		211,280
New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	1,601,914	3,435
Fletcher Building Ltd.	615,617	3,035
Auckland International Airport Ltd.	866,497	1,743
SKYCITY Entertainment Group Ltd.	499,926	1,438
Contact Energy Ltd.	298,108	1,206
* Chorus Ltd.	300,581	755

Kiwi Income Property Trust	817,166	714
Fisher & Paykel Healthcare Corp. Ltd.	414,347	638
Sky Network Television Ltd.	146,427	589
Vector Ltd.	226,009	508
Warehouse Group Ltd.	112,293	236
Air New Zealand Ltd.	205,295	149
		14,446
Norway (0.7%)
Statoil ASA	1,072,208	25,483
Seadrill Ltd.	294,567	11,480
Telenor ASA	668,080	11,297
DNB ASA	1,025,445	10,766
Yara International ASA	182,873	8,635
Subsea 7 SA	295,899	6,184
Orkla ASA	861,356	6,148
Norsk Hydro ASA	865,261	3,514
Aker Solutions ASA	175,045	2,565
Gjensidige Forsikring ASA	164,341	2,011
* Storebrand ASA	386,599	1,470
Kvaerner ASA	162,173	375
		89,928
Peru (0.1%)
Cia de Minas Buenaventura SA ADR	173,959	6,336
Credicorp Ltd.	50,333	5,889
Volcan Cia Minera SAA Class B	1,762,608	1,946
		14,171
Philippines (0.2%)
SM Investments Corp.	150,420	2,692
Ayala Land Inc.	4,872,564	2,540
Philippine Long Distance Telephone Co.	35,140	2,301
Bank of the Philippine Islands	1,312,767	2,277
Aboitiz Equity Ventures Inc.	1,824,660	2,145
San Miguel Corp.	791,550	2,110
SM Prime Holdings Inc.	6,167,877	2,063
* BDO Unibank Inc.	1,192,328	1,835
Metropolitan Bank & Trust	700,141	1,672
Ayala Corp.	146,438	1,521
Aboitiz Power Corp.	1,815,080	1,498
Energy Development Corp.	9,054,000	1,312
DMCI Holdings Inc.	845,000	1,182
Alliance Global Group Inc.	3,268,000	910
Jollibee Foods Corp.	361,690	891
Globe Telecom Inc.	31,510	864
		27,813
Poland (0.3%)
Powszechny Zaklad Ubezpieczen SA	54,027	5,707
Powszechna Kasa Oszczednosci Bank Polski SA	531,420	5,158
^ KGHM Polska Miedz SA	127,400	4,813
Bank Pekao SA	87,137	3,636
PGE SA	597,291	3,322
^,* Polski Koncern Naftowy Orlen SA	287,443	3,071
Telekomunikacja Polska SA	571,194	2,691
* Polskie Gornictwo Naftowe i Gazownictwo SA	1,492,764	1,807
Tauron Polska Energia SA	1,077,223	1,480
Jastrzebska Spolka Weglowa SA	38,934	1,084
^,* BRE Bank SA	10,729	912

	Bank Handlowy w Warszawie SA	33,724	816
	Synthos SA	438,794	694
*	ING Bank Slaski SA	30,240	690
	Enea SA	102,435	477
^,* Get Bank SA		835,670	398
^	TVN SA	132,739	297
			37,053
Portugal (0.1%)
	EDP - Energias de Portugal SA	1,866,685	4,255
	Jeronimo Martins SGPS SA	210,829	3,305
	Portugal Telecom SGPS SA	763,248	3,238
	Galp Energia SGPS SA	215,552	2,916
^,* Brisa Auto-Estradas de Portugal SA		389,049	1,310
*	Banco Espirito Santo SA	1,807,673	1,111
*	EDP Renovaveis SA	211,329	651
^,* Banco Comercial Portugues SA		4,582,980	530
			17,316
Russia (1.4%)
	Gazprom OAO ADR (London Shares)	3,975,304	36,551
	Lukoil OAO ADR	534,985	30,077
	Sberbank of Russia	7,118,856	19,764
	Magnit OJSC GDR	276,604	8,925
	Tatneft OAO ADR	236,706	8,855
	Uralkali OJSC	1,034,684	8,692
	NovaTek OAO	762,396	8,210
	Rosneft OAO GDR	1,251,010	7,489
	MMC Norilsk Nickel OJSC ADR	396,578	6,105
	Mobile Telesystems OJSC	666,127	5,108
*	Surgutneftegas OAO ADR	597,289	4,980
	VTB Bank OJSC GDR	945,904	3,074
*	Rostelecom OJSC ADR	121,498	2,553
	Sistema JSFC GDR	119,999	2,478
	Federal Hydrogenerating Co. JSC	96,747,634	2,461
	AK Transneft OAO Prior Pfd.	1,289	2,062
	Mobile Telesystems OJSC ADR	92,735	1,757
	Rostelecom OJSC	496,700	1,719
*	Federal Grid Co. Unified Energy System JSC	204,406,667	1,443
	Severstal OAO GDR	129,237	1,441
*	Inter Rao Ues OAO	1,610,930,009	1,321
	Sberbank of Russia ADR	114,800	1,270
	E.ON Russia JSC	15,291,100	1,248
	Novolipetsk Steel OJSC	603,543	997
*	Pharmstandard OJSC GDR	62,661	911
*	IDGC Holding JSC	14,347,627	792
	LSR Group GDR	155,296	690
	TMK OAO	215,169	654
	VTB Bank OJSC	330,166,217	545
*	NOMOS-BANK GDR	46,403	542
^,* United Co. RUSAL plc		966,876	524
*	Raspadskaya OAO	180,826	451
	Mosenergo OAO	10,206,820	393
	Aeroflot - Russian Airlines OJSC	291,388	378
*	Magnitogorsk Iron & Steel Works	1,095,748	321
	TGK-1 OAO	778,059,000	140
*	PIK Group	47,161	107
*,1 Yenisei Territorial Generating Co. GDR		5,021	4

Uralkali OJSC GDR	2	—
		175,032
Singapore (1.4%)
Singapore Telecommunications Ltd.	6,682,000	19,175
DBS Group Holdings Ltd.	1,516,459	17,890
Oversea-Chinese Banking Corp. Ltd.	2,165,600	16,563
United Overseas Bank Ltd.	982,460	15,738
Keppel Corp. Ltd.	1,113,700	9,968
Fraser and Neave Ltd.	1,179,664	7,741
CapitaLand Ltd.	2,745,998	6,581
Wilmar International Ltd.	2,137,704	5,536
City Developments Ltd.	580,498	5,436
Genting Singapore plc	5,075,956	5,298
Singapore Exchange Ltd.	936,000	5,010
Golden Agri-Resources Ltd.	7,825,607	4,634
Jardine Cycle & Carriage Ltd.	119,000	4,452
Singapore Press Holdings Ltd.	1,329,716	4,385
Singapore Airlines Ltd.	510,670	4,335
Noble Group Ltd.	4,010,072	3,440
Global Logistic Properties Ltd.	1,889,000	3,397
Singapore Technologies Engineering Ltd.	1,271,151	3,364
CapitaMall Trust	2,098,800	3,299
Ascendas REIT	1,746,000	3,178
SembCorp Industries Ltd.	742,000	3,143
Hutchison Port Holdings Trust	3,661,000	2,776
SembCorp Marine Ltd.	689,600	2,683
ComfortDelGro Corp. Ltd.	1,951,424	2,630
^ Olam International Ltd.	1,512,726	2,230
UOL Group Ltd.	487,000	2,021
CapitaCommercial Trust	1,696,235	1,822
StarHub Ltd.	575,840	1,771
Keppel Land Ltd.	601,724	1,653
CapitaMalls Asia Ltd.	1,261,000	1,644
Venture Corp. Ltd.	220,000	1,316
Yangzijiang Shipbuilding Holdings Ltd.	1,566,964	1,243
Singapore Post Ltd.	1,138,000	960
SMRT Corp. Ltd.	615,000	804
* Neptune Orient Lines Ltd.	817,750	751
SIA Engineering Co. Ltd.	187,000	611
M1 Ltd.	294,900	599
^ Cosco Corp. Singapore Ltd.	692,000	536
^ Wing Tai Holdings Ltd.	464,343	525
* Yanlord Land Group Ltd.	508,000	493
Indofood Agri Resources Ltd.	331,000	368
GuocoLand Ltd.	203,999	272
		180,271
South Africa (2.2%)
MTN Group Ltd.	1,584,910	28,493
Sasol Ltd.	540,351	22,416
Naspers Ltd.	344,476	18,687
Standard Bank Group Ltd.	1,329,802	18,295
FirstRand Ltd.	3,548,599	11,829
AngloGold Ashanti Ltd.	319,988	10,830
Shoprite Holdings Ltd.	477,208	9,358
Impala Platinum Holdings Ltd.	528,595	8,284
Gold Fields Ltd.	603,229	7,742

Sanlam Ltd.	1,756,544	7,539
Remgro Ltd.	404,378	6,877
Bidvest Group Ltd.	282,249	6,755
Kumba Iron Ore Ltd.	80,032	4,967
ABSA Group Ltd.	303,861	4,951
Truworths International Ltd.	388,086	4,842
Aspen Pharmacare Holdings Ltd.	275,689	4,834
Nedbank Group Ltd.	215,682	4,702
Steinhoff International Holdings Ltd.	1,525,791	4,527
Woolworths Holdings Ltd.	696,094	4,523
Growthpoint Properties Ltd.	1,469,930	4,510
Vodacom Group Ltd.	372,428	4,313
Imperial Holdings Ltd.	175,424	4,004
RMB Holdings Ltd.	880,065	3,890
Tiger Brands Ltd.	118,129	3,793
Harmony Gold Mining Co. Ltd.	366,222	3,611
Anglo American Platinum Ltd.	69,122	3,542
Life Healthcare Group Holdings Ltd.	864,001	3,501
Foschini Group Ltd.	200,273	3,445
Mr Price Group Ltd.	207,440	3,088
African Bank Investments Ltd.	679,203	2,991
Netcare Ltd.	1,192,698	2,337
MMI Holdings Ltd.	942,476	2,116
Spar Group Ltd.	145,697	2,106
AVI Ltd.	291,193	2,077
Massmart Holdings Ltd.	95,368	1,999
Barloworld Ltd.	194,269	1,959
Exxaro Resources Ltd.	89,298	1,816
Nampak Ltd.	567,447	1,779
Capital Property Fund	1,328,485	1,732
Reunert Ltd.	170,369	1,645
Discovery Holdings Ltd.	250,891	1,637
Pretoria Portland Cement Co. Ltd.	490,968	1,534
Aveng Ltd.	351,322	1,526
Clicks Group Ltd.	228,638	1,506
* Brait SE	419,645	1,432
Tongaat Hulett Ltd.	86,038	1,419
Liberty Holdings Ltd.	121,122	1,369
* Sappi Ltd.	453,528	1,361
African Rainbow Minerals Ltd.	72,080	1,356
Mediclinic International Ltd.	277,791	1,344
Investec Ltd.	224,469	1,341
Assore Ltd.	34,721	1,244
Hyprop Investments Ltd.	151,157	1,243
* Murray & Roberts Holdings Ltd.	368,460	1,049
ArcelorMittal South Africa Ltd.	189,691	1,024
Adcock Ingram Holdings Ltd.	139,552	1,014
Pick n Pay Stores Ltd.	192,821	986
Aeci Ltd.	103,892	980
Sun International Ltd.	99,332	953
Fountainhead Property Trust	953,924	917
Mondi Ltd.	104,101	886
Capitec Bank Holdings Ltd.	33,095	871
DataTec Ltd.	154,633	865
Santam Ltd.	42,023	831
Northam Platinum Ltd.	254,736	788
* Telkom SA Ltd.	338,435	734

Illovo Sugar Ltd.	201,183	700
Coronation Fund Managers Ltd.	196,335	699
Lewis Group Ltd.	80,519	689
JSE Ltd.	71,646	653
Wilson Bayly Holmes-Ovcon Ltd.	40,864	644
Grindrod Ltd.	369,993	578
JD Group Ltd.	91,065	485
Pick'n Pay Holdings Ltd.	204,912	471
* Royal Bafokeng Platinum Ltd.	62,127	354
Allied Technologies Ltd.	41,309	237
Palabora Mining Co. Ltd.	12,022	134
		286,559
South Korea (4.1%)
1 Samsung Electronics Co. Ltd. GDR	154,077	88,486
Samsung Electronics Co. Ltd.	45,781	52,626
Hyundai Motor Co.	138,124	28,695
POSCO ADR	303,690	24,153
Kia Motors Corp.	254,763	17,464
Hyundai Mobis	61,230	16,086
LG Chem Ltd.	41,788	11,467
Shinhan Financial Group Co. Ltd. ADR	174,634	11,098
Hyundai Heavy Industries Co. Ltd.	47,914	10,153
KB Financial Group Inc. ADR	313,958	9,836
NHN Corp.	40,291	9,765
* SK Hynix Inc.	438,520	8,330
SK Innovation Co. Ltd.	57,739	7,847
Samsung Fire & Marine Insurance Co. Ltd.	39,979	7,477
Samsung C&T Corp.	129,414	7,303
1 Samsung Life Insurance Co. Ltd.	83,259	6,812
Samsung Heavy Industries Co. Ltd.	192,170	6,571
Hana Financial Group Inc.	202,360	6,409
S-Oil Corp.	70,286	5,915
^ LG Electronics Inc.	102,189	5,587
Samsung Engineering Co. Ltd.	33,296	5,330
LG Household & Health Care Ltd.	9,753	5,028
* Korea Electric Power Corp. ADR	436,455	4,823
LG Display Co. Ltd.	223,440	4,773
SK Telecom Co. Ltd. ADR	326,256	4,525
Samsung Electro-Mechanics Co. Ltd.	46,631	4,329
KT&G Corp.	57,365	4,226
E-Mart Co. Ltd.	17,403	4,034
SK Holdings Co. Ltd.	29,360	3,987
Korea Zinc Co. Ltd.	11,781	3,973
Cheil Industries Inc.	43,649	3,720
LG Corp.	71,818	3,682
Hyundai Engineering & Construction Co. Ltd.	69,056	3,608
Samsung SDI Co. Ltd.	28,442	3,554
^ OCI Co. Ltd.	19,978	3,515
Hankook Tire Co. Ltd.	95,590	3,504
KT Corp. ADR	234,678	3,344
Amorepacific Corp.	3,690	3,341
Woori Finance Holdings Co. Ltd.	335,460	3,267
Orion Corp.	3,708	2,933
Samsung Techwin Co. Ltd.	44,950	2,877
Honam Petrochemical Corp.	13,333	2,776
Kangwon Land Inc.	132,190	2,716
Samsung Securities Co. Ltd.	63,720	2,703

	NCSoft Corp.	13,693	2,691
^	Celltrion Inc.	108,617	2,688
	Hyundai Steel Co.	35,681	2,623
^	Hyundai Wia Corp.	15,998	2,334
	Daelim Industrial Co. Ltd.	29,411	2,255
	Hyundai Department Store Co. Ltd.	19,596	2,198
	Dongbu Insurance Co. Ltd.	59,280	2,188
	AMOREPACIFIC Group	6,707	2,177
	LS Corp.	26,803	2,091
	Woongjin Coway Co. Ltd.	65,740	2,052
^	Kumho Petro chemical Co. Ltd.	18,950	2,040
^	CJ CheilJedang Corp.	7,996	1,955
	GS Holdings	38,370	1,929
	GS Engineering & Construction Corp.	31,285	1,905
	Daewoo Securities Co. Ltd.	199,599	1,847
	Lotte Shopping Co. Ltd.	7,173	1,833
	Doosan Heavy Industries & Construction Co. Ltd.	34,285	1,827
	Shinhan Financial Group Co. Ltd.	56,659	1,797
	BS Financial Group Inc.	159,280	1,667
	Mando Corp.	11,547	1,657
*	Korea Exchange Bank	216,740	1,600
	Hanwha Corp.	62,430	1,583
	Industrial Bank of Korea	137,390	1,480
	Hyundai Marine & Fire Insurance Co. Ltd.	57,310	1,414
	SK C&C Co. Ltd.	16,037	1,410
	Korea Investment Holdings Co. Ltd.	46,250	1,403
	Hyosung Corp.	29,390	1,381
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	62,560	1,366
^,* Hyundai Merchant Marine Co. Ltd.		60,763	1,334
	Hyundai Mipo Dockyard	12,722	1,318
	Korean Air Lines Co. Ltd.	30,360	1,288
	DGB Financial Group Inc.	112,560	1,279
	Lotte Confectionery Co. Ltd.	919	1,278
	Korea Life Insurance Co. Ltd.	213,270	1,225
	LG Uplus Corp.	206,010	1,195
	Woori Investment & Securities Co. Ltd.	125,536	1,194
	S1 Corp.	22,710	1,156
^	Cheil Worldwide Inc.	68,520	1,145
	Hyundai Glovis Co. Ltd.	5,935	1,133
	KCC Corp.	4,504	1,126
	Daewoo International Corp.	35,573	1,125
^,* Doosan Infracore Co. Ltd.		69,820	1,108
	Shinsegae Co. Ltd.	5,897	1,083
	Hyundai Development Co.	60,050	1,075
	Daum Communications Corp.	10,720	1,044
	Hanwha Chemical Corp.	55,690	1,019
	Doosan Corp.	8,590	999
^	Yuhan Corp.	8,836	966
^,* Hanjin Shipping Co. Ltd.		74,420	939
	Samsung Card Co. Ltd.	31,647	931
	Lotte Chilsung Beverage Co. Ltd.	798	921
	Samsung Fine Chemicals Co. Ltd.	16,750	912
	Halla Climate Control Corp.	37,180	832
*	Daewoo Engineering & Construction Co. Ltd.	106,779	799
	Hyundai Hysco Co. Ltd.	20,100	774
*	CJ Korea Express Co. Ltd.	10,075	752
	CJ Corp.	11,566	746

	Korea Gas Corp.	17,760	695
	Hyundai Securities Co. Ltd.	93,140	689
	NongShim Co. Ltd.	3,516	685
	KB Financial Group Inc.	16,202	510
	Hite Jinro Co. Ltd.	23,079	488
	Dongkuk Steel Mill Co. Ltd.	37,240	483
^	SKC Co. Ltd.	11,170	437
	SK Networks Co. Ltd.	55,870	436
	STX Corp. Co. Ltd.	51,698	424
	STX Offshore & Shipbuilding Co. Ltd.	44,810	393
	Hyundai Securities Co. Ltd. Prior Pfd.	52,467	358
^	KEPCO Engineering & Construction Co. Inc.	5,831	352
	Mirae Asset Securities Co. Ltd.	13,524	351
^,* Hanjin Heavy Industries & Construction Co. Ltd.		28,772	303
	LG Hausys Ltd.	5,600	300
	Daishin Securities Co. Ltd.	38,520	278
^	STX Pan Ocean Co. Ltd.	76,430	262
	POSCO	699	223
	Lotte Midopa Co. Ltd.	15,540	178
*	Korea Electric Power Corp.	7,298	163
	Daishin Securities Co. Ltd. Prior Pfd.	21,130	117
	KT Corp.	135	4
	SK Telecom Co. Ltd.	21	3
			524,867
Spain (1.7%)
	Banco Santander SA	7,797,137	47,211
	Telefonica SA	3,650,428	41,408
	Banco Bilbao Vizcaya Argentaria SA	4,258,826	27,764
	Inditex SA	209,524	21,564
	Iberdrola SA	3,739,511	13,545
	Repsol SA	730,965	11,650
	Amadeus IT Holding SA	278,552	6,015
*	Grifols SA	175,614	5,458
	Ferrovial SA	458,289	4,978
	Gas Natural SDG SA	334,195	4,115
	Abertis Infraestructuras SA	328,709	4,057
^	Banco de Sabadell SA	1,968,627	3,749
^	CaixaBank	953,460	3,115
^	ACS Actividades de Construccion y Servicios SA	182,640	2,879
	Distribuidora Internacional de Alimentacion SA	559,397	2,762
	Enagas SA	154,871	2,682
^	Banco Popular Espanol SA	1,244,263	2,335
	Red Electrica Corp. SA	48,358	1,915
^	Zardoya Otis SA	132,874	1,479
^	Mapfre SA	748,229	1,360
^	Indra Sistemas SA	133,971	1,185
	Endesa SA	67,423	1,083
^	Bankinter SA	327,557	1,056
	Acciona SA	19,472	847
^	Acerinox SA	65,063	647
	Mediaset Espana Comunicacion SA	124,398	620
	Corp Financiera Alba	14,757	463
	Fomento de Construcciones y Contratas SA	40,290	409
^	Banco Espanol de Credito SA	62,761	165
			216,516

Sweden (2.2%)
Nordea Bank AB	2,534,947	23,605
Telefonaktiebolaget LM Ericsson Class B	2,473,608	22,970
Hennes & Mauritz AB Class B	489,180	18,059
Svenska Handelsbanken AB Class A	519,699	18,020
Sandvik AB	1,047,830	14,529
Volvo AB Class B	1,164,529	14,329
Swedbank AB Class A	793,435	13,791
Skandinaviska Enskilda Banken AB Class A	1,830,676	13,419
TeliaSonera AB	1,825,914	12,068
Atlas Copco AB Class A	532,572	11,926
Assa Abloy AB Class B	290,126	8,771
Svenska Cellulosa AB Class B	506,845	8,607
Investor AB Class B	385,331	8,021
Swedish Match AB	177,342	7,463
SKF AB	349,867	7,216
Atlas Copco AB Class B	332,862	6,648
Tele2 AB	356,199	5,887
Scania AB Class B	333,036	5,726
Electrolux AB Class B	233,621	5,284
Getinge AB	184,465	5,274
Volvo AB Class A	411,559	5,085
Skanska AB Class B	332,997	5,020
Alfa Laval AB	262,558	4,540
* Lundin Petroleum AB	197,777	4,184
Hexagon AB Class B	210,162	4,002
Investment AB Kinnevik	190,816	3,927
Boliden AB	228,886	3,470
Industrivarden AB Class A	225,156	3,178
Elekta AB Class B	56,783	2,636
Securitas AB Class B	293,964	2,386
Modern Times Group AB Class B	50,666	2,318
Ratos AB	197,164	2,040
Husqvarna AB	374,834	1,911
SSAB AB Class A	208,339	1,706
Holmen AB	50,884	1,364
Industrivarden AB	99,567	1,336
SSAB AB Class B	61,682	443
Scania AB Class A	21,986	380
		281,539
Switzerland (5.8%)
Nestle SA	2,912,669	178,943
Novartis AG	2,175,003	127,714
Roche Holding AG	590,604	104,582
UBS AG	3,221,236	33,888
ABB Ltd.	1,925,313	33,474
Zurich Insurance Group AG	123,965	27,513
Syngenta AG	79,520	27,115
Cie Financiere Richemont SA	439,282	24,855
Swiss Re AG	311,610	19,506
Credit Suisse Group AG	1,007,173	17,147
Transocean Ltd.	293,690	13,882
Holcim Ltd.	203,882	11,998
Swatch Group AG (Bearer)	25,845	10,246
SGS SA	4,916	9,821
Givaudan SA	7,733	7,515
Swisscom AG	17,344	6,939

Geberit AG	34,288	6,722
Julius Baer Group Ltd.	173,603	6,201
Kuehne & Nagel International AG	50,436	5,731
Adecco SA	120,113	5,265
Lindt & Spruengli AG	118	4,223
Sonova Holding AG	42,161	3,980
Swiss Prime Site AG	46,104	3,859
Sulzer AG	29,114	3,755
Actelion Ltd.	81,394	3,712
Aryzta AG	73,637	3,655
PSP Swiss Property AG	38,867	3,490
EMS-Chemie Holding AG	14,844	2,919
Swatch Group AG (Registered)	41,649	2,902
Schindler Holding AG (Registered)	24,522	2,873
Baloise Holding AG	41,679	2,750
Clariant AG	247,966	2,617
Swiss Life Holding AG	27,398	2,614
Lindt & Spruengli AG	768	2,377
Lonza Group AG	44,351	2,001
Pargesa Holding SA	32,393	1,951
Schindler Holding AG	16,583	1,936
GAM Holding AG	167,584	1,847
Sika AG	890	1,660
Partners Group Holding AG	8,841	1,613
Barry Callebaut AG	1,712	1,545
Banque Cantonale Vaudoise	2,867	1,462
Nobel Biocare Holding AG	109,912	1,012
Straumann Holding AG	6,438	864
BKW AG	12,314	374
		741,048
Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,387,738	47,327
* Hon Hai Precision Industry Co. Ltd.	8,933,525	24,889
Formosa Plastics Corp.	5,145,220	14,140
Taiwan Semiconductor Manufacturing Co. Ltd.	4,758,172	12,879
Nan Ya Plastics Corp.	6,600,370	12,785
Formosa Chemicals & Fibre Corp.	3,594,210	9,442
Chunghwa Telecom Co. Ltd. ADR	303,648	9,009
China Steel Corp.	9,648,034	8,553
MediaTek Inc.	967,227	8,134
HTC Corp.	717,570	6,893
Delta Electronics Inc.	1,983,818	6,657
Cathay Financial Holding Co. Ltd.	6,512,763	6,390
Uni-President Enterprises Corp.	3,783,062	6,312
Quanta Computer Inc.	2,392,480	6,189
Fubon Financial Holding Co. Ltd.	5,592,781	5,813
* Asustek Computer Inc.	626,023	5,756
Mega Financial Holding Co. Ltd.	7,112,620	5,716
Chinatrust Financial Holding Co. Ltd.	9,631,944	5,716
Taiwan Mobile Co. Ltd.	1,395,648	4,595
Formosa Petrochemical Corp.	1,579,580	4,551
United Microelectronics Corp. ADR	2,014,549	4,372
Cheng Shin Rubber Industry Co. Ltd.	1,552,800	4,107
Yuanta Financial Holding Co. Ltd.	8,337,708	3,853
* China Development Financial Holding Corp.	15,741,318	3,655
Taiwan Cement Corp.	3,073,768	3,547
Compal Electronics Inc.	3,679,510	3,428

Foxconn Technology Co. Ltd.	976,566	3,423
Far Eastern New Century Corp.	3,057,516	3,404
President Chain Store Corp.	651,904	3,393
Advanced Semiconductor Engineering Inc. ADR	886,267	3,377
Far EasTone Telecommunications Co. Ltd.	1,328,643	3,332
Catcher Technology Co. Ltd.	622,153	2,972
* First Financial Holding Co. Ltd.	4,785,112	2,894
Hua Nan Financial Holdings Co. Ltd.	5,127,892	2,884
MStar Semiconductor Inc.	451,539	2,854
Synnex Technology International Corp.	1,298,990	2,817
SinoPac Financial Holdings Co. Ltd.	6,066,897	2,595
* Taiwan Cooperative Financial Holding	4,144,944	2,506
Siliconware Precision Industries Co. ADR	456,780	2,480
Asia Cement Corp.	1,941,096	2,448
Lite-On Technology Corp.	1,900,761	2,375
* AU Optronics Corp. ADR	762,403	2,280
Hotai Motor Co. Ltd.	341,000	2,264
Pou Chen Corp.	2,439,725	2,197
* Acer Inc.	2,359,822	2,148
* Taishin Financial Holding Co. Ltd.	5,309,431	2,134
TPK Holding Co. Ltd.	190,422	2,091
Wistron Corp.	1,772,375	1,893
Pegatron Corp.	1,435,038	1,860
* Chang Hwa Commercial Bank	3,293,840	1,772
Largan Precision Co. Ltd.	85,068	1,727
* Chimei Innolux Corp.	5,469,575	1,723
Yulon Motor Co. Ltd.	985,898	1,712
* Shin Kong Financial Holding Co. Ltd.	5,156,005	1,557
E.Sun Financial Holding Co. Ltd.	2,771,405	1,505
Unimicron Technology Corp.	1,314,975	1,461
Taiwan Glass Industry Corp.	1,513,701	1,428
Taiwan Fertilizer Co. Ltd.	589,000	1,383
Epistar Corp.	727,000	1,345
* Giant Manufacturing Co. Ltd.	235,625	1,285
Advantech Co. Ltd.	342,105	1,208
Advanced Semiconductor Engineering Inc.	1,566,695	1,204
Novatek Microelectronics Corp.	377,916	1,093
Chicony Electronics Co. Ltd.	529,110	1,015
Teco Electric and Machinery Co. Ltd.	1,577,000	997
Inventec Corp.	3,095,064	921
Formosa Taffeta Co. Ltd.	1,026,000	891
* Taiwan Business Bank	3,033,340	880
Walsin Lihwa Corp.	2,789,000	832
Siliconware Precision Industries Co.	697,000	767
* China Airlines Ltd.	1,822,913	755
Feng Hsin Iron & Steel Co.	474,790	752
Chunghwa Telecom Co. Ltd.	251,207	750
Eva Airways Corp.	1,265,221	737
Macronix International	2,973,748	731
Evergreen Marine Corp. Taiwan Ltd.	1,319,993	720
Realtek Semiconductor Corp.	411,498	707
Capital Securities Corp.	1,826,231	615
United Microelectronics Corp.	1,411,978	589
Ton Yi Industrial Corp.	978,600	586
Oriental Union Chemical Corp.	496,191	568
Yuen Foong Yu Paper Manufacturing Co. Ltd.	1,389,451	553
Far Eastern International Bank	1,402,157	551

Taiwan Secom Co. Ltd.	271,000	540
Cheng Uei Precision Industry Co. Ltd.	280,591	508
U-Ming Marine Transport Corp.	322,000	502
Coretronic Corp.	555,386	485
China Motor Corp.	570,105	483
Waterland Financial Holdings Co. Ltd.	1,410,026	475
Yageo Corp.	1,713,000	459
Transcend Information Inc.	161,455	432
Yang Ming Marine Transport Corp.	1,022,305	415
Wan Hai Lines Ltd.	832,702	408
Eternal Chemical Co. Ltd.	534,056	403
President Securities Corp.	728,495	366
Cathay Real Estate Development Co. Ltd.	897,000	358
* Tatung Co. Ltd.	1,750,794	343
LITE-ON IT Corp.	355,421	328
* Inotera Memories Inc.	1,711,025	318
Nan Ya Printed Circuit Board Corp.	191,395	289
* AU Optronics Corp.	929,000	283
* Winbond Electronics Corp.	1,979,000	277
* Compal Communications Inc.	222,520	204
Vanguard International Semiconductor Corp.	476,466	199
* Tatung Co. Ltd. GDR	11,142	44
		338,768
Thailand (0.5%)
Advanced Info Service PCL (Foreign)	1,036,850	6,556
Kasikornbank PCL (Foreign)	1,021,200	5,710
PTT PCL (Foreign)	539,900	5,562
PTT Exploration & Production PCL (Foreign)	1,120,672	5,382
Siam Commercial Bank PCL (Foreign)	995,486	5,043
CP ALL PCL (Foreign)	3,561,800	3,834
Siam Cement PCL (Foreign)	271,612	3,001
Bangkok Bank PCL (Foreign)	422,497	2,777
PTT Global Chemical PCL	1,264,212	2,380
Bank of Ayudhya PCL (Foreign)	1,981,253	2,085
Charoen Pokphand Foods PCL (Foreign)	1,947,300	2,048
* PTT PCL	172,772	1,780
* Siam Commercial Bank PCL (Local)	307,700	1,559
* Big C Supercenter PCL	254,900	1,466
Thai Oil PCL (Foreign)	662,400	1,231
* Banpu PCL (Local)	87,900	1,111
Thai Union Frozen Products PCL (Foreign)	475,636	1,109
* Indorama Ventures PCL	1,121,700	1,052
BEC World PCL (Foreign)	573,400	1,021
Krung Thai Bank PCL (Foreign)	1,740,000	901
* Glow Energy PCL	465,500	896
* Total Access Communication PCL (Local)	341,200	888
TMB Bank PCL	17,026,600	829
Siam Makro PCL (Foreign)	74,500	777
Bangkok Dusit Medical Services PCL	245,900	766
Airports of Thailand PCL (Foreign)	324,200	703
Central Pattana PCL	451,600	700
IRPC PCL (Foreign)	5,950,900	681
Total Access Communication PCL (Foreign)	246,500	642
* Land and Houses PCL	2,392,600	590
* Charoen Pokphand Foods PCL	554,700	583
Electricity Generating PCL (Foreign)	130,500	472
* Bank of Ayudhya PCL (Local)	375,600	386

* BEC World PCL	186,400	332
Siam City Cement PCL (Foreign)	29,100	314
* Siam City Cement PCL (Local)	28,100	303
Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	284
* IRPC PCL	2,304,400	264
Delta Electronics Thai PCL (Foreign)	339,900	256
* Electricity Generating PCL	68,900	239
* Ratchaburi Electricity Generating Holding PCL (Local)	153,200	232
* Thai Airways International PCL (Foreign)	364,302	230
* Krung Thai Bank PCL	432,900	224
* Central Pattana PCL	95,900	149
* PTT Global Chemical PCL	75,600	141
* CP ALL PCL (Local)	104,300	112
* Thai Airways International PCL	173,100	109
* Delta Electronics Thailand PCL	139,800	105
* PTT Exploration and Production PCL (Local)	21,000	101
		67,916
Turkey (0.4%)
Turkiye Garanti Bankasi AS	1,751,448	6,808
Akbank TAS	1,667,650	6,262
* Turkcell Iletisim Hizmetleri AS	739,655	4,118
Turkiye Is Bankasi	1,142,384	3,336
Haci Omer Sabanci Holding AS (Bearer)	675,442	2,953
Anadolu Efes Biracilik Ve Malt Sanayii AS	204,713	2,777
BIM Birlesik Magazalar AS	63,643	2,760
Turkiye Halk Bankasi AS	311,050	2,660
KOC Holding AS	684,144	2,654
Turkiye Vakiflar Bankasi Tao	1,028,532	2,148
Tupras Turkiye Petrol Rafinerileri AS	84,647	1,859
Turk Telekomunikasyon AS	447,510	1,725
* Turk Hava Yollari	808,926	1,542
* Yapi ve Kredi Bankasi AS	705,703	1,454
Eregli Demir ve Celik Fabrikalari TAS	1,267,750	1,387
Enka Insaat ve Sanayi AS	464,329	1,341
Coca-Cola Icecek AS	65,747	1,019
Arcelik AS	173,146	856
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	580,116	770
Ford Otomotiv Sanayi AS	61,912	595
Tofas Turk Otomobil Fabrikasi AS	116,023	534
Koza Altin Isletmeleri AS	25,285	500
Turkiye Sise ve Cam Fabrikalari AS	334,386	465
* Dogan Sirketler Grubu Holding AS	692,262	312
		50,835
United Kingdom (15.2%)
HSBC Holdings plc	15,236,246	127,287
Vodafone Group plc	41,481,769	118,719
Royal Dutch Shell plc Class A	3,106,888	105,582
BP plc	15,839,097	105,172
GlaxoSmithKline plc	4,218,058	97,057
British American Tobacco plc	1,655,663	87,941
Royal Dutch Shell plc Class B	2,240,780	78,826
Diageo plc	2,117,225	56,593
BG Group plc	2,832,158	55,752
Rio Tinto plc	1,191,769	54,884
BHP Billiton plc	1,775,402	51,769
AstraZeneca plc	1,062,102	49,603

Standard Chartered plc	1,998,443	45,749
SABMiller plc	1,000,164	43,125
Unilever plc	1,078,872	38,685
Anglo American plc (London Shares)	1,168,499	34,628
TESCO plc	6,753,762	33,627
Reckitt Benckiser Group plc	609,310	33,438
Imperial Tobacco Group plc	841,220	32,644
National Grid plc	2,991,848	31,034
Barclays plc	10,238,884	26,667
Prudential plc	2,147,000	25,549
Xstrata plc	1,895,096	25,044
BT Group plc	6,510,081	22,149
Glencore International plc	4,369,985	21,855
Centrica plc	4,333,553	21,510
Rolls-Royce Holdings plc	1,575,865	20,948
Compass Group plc	1,576,717	16,913
* Lloyds Banking Group plc	34,843,070	16,526
SSE plc	793,185	16,292
Tullow Oil plc	760,846	15,314
Shire plc	469,876	13,554
WPP plc	1,053,537	13,321
BAE Systems plc	2,720,197	13,129
Pearson plc	681,265	12,755
Experian plc	839,686	12,451
British Sky Broadcasting Group plc	1,063,955	11,868
Aviva plc	2,446,100	11,201
* Old Mutual plc	4,073,750	10,028
ARM Holdings plc	1,149,136	9,941
Legal & General Group plc	4,901,331	9,756
WM Morrison Supermarkets plc	2,086,295	9,058
Wolseley plc	239,243	8,605
Reed Elsevier plc	1,021,443	8,598
Kingfisher plc	1,984,803	8,278
Land Securities Group plc	656,109	8,105
J Sainsbury plc	1,577,001	7,976
Smith & Nephew plc	751,351	7,690
Standard Life plc	1,985,318	7,506
Burberry Group plc	367,060	7,189
Aggreko plc	224,649	7,171
Next plc	141,076	7,104
Marks & Spencer Group plc	1,351,640	7,052
Randgold Resources Ltd.	75,819	6,815
Associated British Foods plc	330,332	6,488
British Land Co. plc	737,982	6,167
Johnson Matthey plc	179,155	6,108
United Utilities Group plc	569,873	6,094
InterContinental Hotels Group plc	245,018	6,053
Capita plc	543,186	6,039
Carnival plc	179,655	6,026
Intertek Group plc	135,994	5,813
Antofagasta plc	333,951	5,580
Smiths Group plc	330,029	5,505
Severn Trent plc	200,301	5,410
RSA Insurance Group plc	2,981,350	5,074
Petrofac Ltd.	215,477	5,012
* Royal Bank of Scotland Group plc	1,489,683	4,993
Whitbread plc	148,675	4,967

	Rexam plc	727,840	4,947
	Sage Group plc	1,085,255	4,880
	AMEC plc	278,891	4,867
	Bunzl plc	273,470	4,765
	Weir Group plc	177,436	4,582
	G4S plc	1,170,324	4,546
	Hammerson plc	592,783	4,289
	GKN plc	1,302,910	4,284
	Fresnillo plc	178,597	4,055
	Tate & Lyle plc	389,231	4,021
	Meggitt plc	643,909	3,859
	John Wood Group plc	313,837	3,817
	Serco Group plc	422,435	3,807
	ITV plc	3,225,202	3,806
	Resolution Ltd.	1,154,974	3,719
	IMI plc	271,700	3,490
	Cobham plc	919,090	3,342
	Investec plc	503,918	2,969
	Inmarsat plc	382,002	2,937
	Admiral Group plc	169,240	2,893
	Schroders plc (Voting Shares)	141,776	2,846
	William Hill plc	574,111	2,822
	Aegis Group plc	733,942	2,711
	ICAP plc	543,658	2,707
	Capital Shopping Centres Group plc	532,217	2,678
	3i Group plc	811,027	2,646
	London Stock Exchange Group plc	171,680	2,602
	Invensys plc	690,334	2,599
	Segro plc	615,860	2,276
*	Cairn Energy plc	508,542	2,276
	Logica plc	1,371,594	2,244
	Drax Group plc	301,615	2,243
	Eurasian Natural Resources Corp. plc	318,137	1,950
	Kazakhmys plc	176,969	1,944
*	International Consolidated Airlines Group SA (London Shares)	775,434	1,939
	Man Group plc	1,555,949	1,938
^	Lonmin plc	171,261	1,866
	Ladbrokes plc	747,621	1,799
	Hargreaves Lansdown plc	198,415	1,758
	Rentokil Initial plc	1,505,517	1,695
	Vedanta Resources plc	110,492	1,681
	Daily Mail & General Trust plc	235,103	1,666
	Ashmore Group plc	292,821	1,482
	Hays plc	1,154,380	1,356
	TUI Travel plc	467,518	1,335
	Schroders plc	44,442	733
	African Barrick Gold plc	95,470	562
^,* Essar Energy plc		304,495	547
	Ferrexpo plc	137,551	390
			1,950,528
Total Common Stocks (Cost $13,594,399)			12,851,137

	Coupon
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund (Cost $176,527)	0.155%	176,527,435	176,527

Total Investments (101.2%) (Cost $13,770,926)			13,027,664
Other Assets and Liabilities-Net (-1.2%)[3]			(156,326)
Net Assets (100%)			12,871,338

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $157,653,000.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate value of these securities was $149,304,000, representing 1.2% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $166,603,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

FTSE All-World ex-US Index Fund

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks-North & South America	1,631,351	1,762	—
Common Stocks-Other	172,378	11,045,537	109
Temporary Cash Investments	176,527	—	—
Total	1,980,256	11,047,299	109

D. At July 31, 2012, the cost of investment securities for tax purposes was $13,782,864,000. Net unrealized depreciation of investment securities for tax purposes was $755,200,000, consisting of unrealized gains of $1,581,860,000 on securities that had risen in value since their purchase and $2,337,060,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
As of July 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)
Australia (5.7%)
	Centro Retail Australia	863,729	1,857
1	Spark Infrastructure Group	864,963	1,479
	UGL Ltd.	107,628	1,469
	DUET Group	665,323	1,450
	Seek Ltd.	215,708	1,371
	Monadelphous Group Ltd.	59,278	1,347
*	Regis Resources Ltd.	274,968	1,304
	GrainCorp Ltd.	130,853	1,260
	Investa Office Fund	401,093	1,222
	Primary Health Care Ltd.	330,530	1,044
	Australian Infrastructure Fund	384,346	1,042
^	carsales.com Ltd.	154,756	1,021
*	PanAust Ltd.	396,256	980
*	Aurora Oil & Gas Ltd.	274,636	979
	Beach Energy Ltd.	773,652	887
*,^ Mesoblast Ltd.		131,526	865
	Hastings Diversified Utilities Fund	320,537	854
^	David Jones Ltd.	328,012	836
	Ausdrill Ltd.	227,655	793
	Mineral Resources Ltd.	94,884	790
	Navitas Ltd.	184,767	751
	Charter Hall Retail REIT	201,747	731
	Cardno Ltd.	82,194	719
	Myer Holdings Ltd.	371,709	713
	Boart Longyear Ltd.	296,025	704
	Super Retail Group Ltd.	85,993	690
	Invocare Ltd.	72,481	677
*	Perseus Mining Ltd.	281,167	668
	SAI Global Ltd.	142,178	667
	BWP Trust	314,676	652
	Qube Logistics Holdings Ltd.	411,419	645
	Seven Group Holdings Ltd.	84,382	639
*	Sundance Resources Ltd.	1,814,953	635
*	Resolute Mining Ltd.	448,272	635
	Transfield Services Ltd.	323,934	625
	Iress Ltd.	87,883	617
	Bradken Ltd.	113,855	592
^	JB Hi-Fi Ltd.	63,864	591
*	Sandfire Resources NL	78,906	581
*	Karoon Gas Australia Ltd.	146,401	565
*	Virgin Australia Holdings Ltd.	1,332,425	564
*	Evolution Mining Ltd.	348,900	564
*	Transpacific Industries Group Ltd.	696,902	562
	Mount Gibson Iron Ltd.	564,676	562
	NRW Holdings Ltd.	180,881	544
	AWE Ltd.	349,466	539
	Fleetwood Corp. Ltd.	37,249	510
	Sigma Pharmaceuticals Ltd.	796,608	503
	Medusa Mining Ltd.	96,821	487

GUD Holdings Ltd.	53,274	475
Abacus Property Group	226,263	470
ARB Corp. Ltd.	46,531	465
Cabcharge Australia Ltd.	78,334	460
^ REA Group Ltd.	30,981	445
Independence Group NL	135,711	443
* CGA Mining Ltd.	212,736	437
* Acrux Ltd.	109,190	433
* Senex Energy Ltd.	670,348	431
Macmahon Holdings Ltd.	671,406	423
* Energy World Corp. Ltd.	852,161	423
Kingsgate Consolidated Ltd.	99,914	422
Charter Hall Group	155,943	419
Spotless Group Ltd.	151,024	414
* Silex Systems Ltd.	101,684	410
Premier Investments Ltd.	78,088	400
Mermaid Marine Australia Ltd.	145,699	399
Emeco Holdings Ltd.	498,415	396
^ Billabong International Ltd.	278,081	392
TPG Telecom Ltd.	191,254	388
Wotif.com Holdings Ltd.	88,597	380
* Cudeco Ltd.	108,145	376
* Silver Lake Resources Ltd.	132,406	370
iiNET Ltd.	102,942	351
* Discovery Metals Ltd.	252,646	351
Southern Cross Media Group Ltd.	278,763	343
McMillan Shakespeare Ltd.	27,082	336
M2 Telecommunications Group Ltd.	97,019	329
Automotive Holdings Group	120,977	328
Ardent Leisure Group	235,431	326
FlexiGroup Ltd.	101,507	325
* Mineral Deposits Ltd.	66,954	318
Western Areas NL	85,369	312
* St. Barbara Ltd.	208,957	303
* Beadell Resources Ltd.	414,437	283
Miclyn Express Offshore Ltd.	143,841	282
* Starpharma Holdings Ltd.	180,901	276
Industrea Ltd.	210,868	276
* Drillsearch Energy Ltd.	228,742	276
Challenger Diversified Property Group	469,353	274
* Saracen Mineral Holdings Ltd.	548,396	273
* Integra Mining Ltd.	835,050	272
Pacific Brands Ltd.	494,886	269
SMS Management & Technology Ltd.	43,059	258
* Horizon Oil Ltd.	861,761	246
Imdex Ltd.	139,048	227
Reject Shop Ltd.	21,920	226
STW Communications Group Ltd.	229,734	224
Austin Engineering Ltd.	49,804	220
Skilled Group Ltd.	91,889	212
Ausenco Ltd.	64,831	209
* Australian Agricultural Co. Ltd.	179,136	207
* Pharmaxis Ltd.	175,681	205
^ FKP Property Group	501,482	197
* Roc Oil Co. Ltd.	660,473	192
Australian Pharmaceutical Industries Ltd.	503,853	184
Troy Resources Ltd.	44,176	184

	Tox Free Solutions Ltd.	69,666	183
	Hills Holdings Ltd.	157,773	177
*,^ Coalspur Mines Ltd.		276,406	174
	Astro Japan Property Group	58,290	171
*	Tap Oil Ltd.	251,680	167
	Kingsrose Mining Ltd.	137,982	165
	Programmed Maintenance Services Ltd.	73,476	165
*,^ Coal of Africa Ltd.		373,096	165
*	Indophil Resources NL	461,380	158
*,^ Gindalbie Metals Ltd.		379,677	158
*	Gryphon Minerals Ltd.	219,135	156
	Cape Lambert Resources Ltd.	447,421	154
*	Nexus Energy Ltd.	1,092,443	153
	Clough Ltd.	203,161	149
	Alesco Corp. Ltd.	68,246	146
*	Infigen Energy	621,599	146
	WHK Group Ltd.	152,276	142
*	Biota Holdings Ltd.	201,890	142
*	Equatorial Resources Ltd.	71,238	141
*	Flinders Mines Ltd.	1,165,279	134
*	Linc Energy Ltd.	237,676	132
*,^ Bathurst Resources Ltd.		434,735	131
*	Tiger Resources Ltd.	419,327	127
*	Yancoal Australia Ltd. Rights	47,113	123
*	Sunland Group Ltd.	131,850	122
*	Murchison Metals Ltd.	237,088	120
	Aspen Group	312,809	120
	Thorn Group Ltd.	70,821	118
	Oakton Ltd.	91,638	117
	Watpac Ltd.	150,993	115
*	Coffey International Ltd.	279,023	102
*	Mirabela Nickel Ltd.	358,191	99
*	Ramelius Resources Ltd.	180,600	94
*	Carnarvon Petroleum Ltd.	833,162	91
*	OM Holdings Ltd.	189,610	84
*	Cockatoo Coal Ltd.	458,230	79
	Mincor Resources NL	114,012	76
*	Intrepid Mines Ltd.	297,788	68
*	Geodynamics Ltd.	589,815	65
*	Rex Minerals Ltd.	67,504	57
*,^ Dart Energy Ltd.		359,795	56
*	Ivanhoe Australia Ltd.	123,111	55
*	Galaxy Resources Ltd.	100,035	50
*	Carbon Energy Ltd.	695,384	47
*	Ampella Mining Ltd.	90,130	46
*	Yancoal Australia Ltd.	47,113	41
*	Kagara Ltd.	274,560	35
	Panoramic Resources Ltd.	54,287	34
*	Arafura Resources Ltd.	165,728	29
*	White Energy Co. Ltd.	80,089	25
*	Elders Ltd.	102,772	25
*	Deep Yellow Ltd.	217,865	9
*	Virgin Australia Holdings Pvt Ltd	1,276,415	7
*	PaperlinX Ltd.	128,358	7
*	Hastie Group Ltd.	88	—
			65,199

Austria (0.5%)
Schoeller-Bleckmann Oilfield Equipment AG	8,310	698
Oesterreichische Post AG	20,859	665
Conwert Immobilien Invest SE	58,061	655
Wienerberger AG	76,618	644
CA Immobilien Anlagen AG	60,176	595
Atrium European Real Estate Ltd.	121,141	540
Mayr Melnhof Karton AG	5,921	521
RHI AG	19,374	428
Semperit AG Holding	11,814	401
Flughafen Wien AG	7,703	300
S IMMO AG	48,753	269
Kapsch TrafficCom AG	3,047	219
BWT AG	7,598	122
Zumtobel AG	8,459	91
Palfinger AG	2,367	46
		6,194
Belgium (0.9%)
Ackermans & van Haaren NV	17,112	1,308
Cofinimmo	9,999	1,083
Sofina SA	12,087	892
D'ieteren SA	17,777	738
Befimmo SCA Sicafi	11,543	689
* ThromboGenics NV	18,165	586
Nyrstar (Voting Shares)	110,464	529
Gimv NV	10,797	472
Cie d'Entreprises CFE	8,419	438
Barco NV	7,256	416
Sipef SA	5,149	395
Warehouses De Pauw SCA	7,535	380
^ Tessenderlo Chemie NV (Voting Shares)	13,574	356
Melexis NV	22,610	337
EVS Broadcast Equipment SA	6,884	324
Cie Maritime Belge SA	15,471	323
* RHJ International	48,222	225
Van de Velde NV	4,358	197
* AGFA-Gevaert NV	109,821	169
Recticel SA	22,964	143
* Euronav NV	16,169	103
* KBC Ancora	10,860	94
* Ion Beam Applications	13,429	69
Intervest Offices & Warehouses	2,702	66
Wereldhave Belgium NV	673	66
		10,398
Brazil (2.3%)
BR Properties SA	204,013	2,359
Raia Drogasil SA	163,200	1,833
Totvs SA	78,499	1,444
Anhanguera Educacional Participacoes SA	95,936	1,362
Diagnosticos da America SA	205,320	1,156
Banco do Estado do Rio Grande do Sul Prior Pfd.	131,746	1,045
Cia de Saneamento de Minas Gerais-COPASA	37,298	912
Marcopolo SA Prior Pfd.	183,508	905
Odontoprev SA	174,927	844
Mills Estruturas e Servicos de Engenharia SA	61,978	843
Obrascon Huarte Lain Brasil SA	90,726	782

Multiplus SA	30,900	747
Aliansce Shopping Centers SA	68,879	632
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	64,518	613
Alpargatas SA Prior Pfd.	98,940	582
Fleury SA	51,430	543
Santos Brasil Participacoes SA	34,546	539
Iguatemi Empresa de Shopping Centers SA	25,100	535
* Marfrig Alimentos SA	111,112	524
Iochpe-Maxion SA	46,850	508
LPS Brasil Consultoria de Imoveis SA	28,303	496
Even Construtora e Incorporadora SA	153,622	488
Randon Participacoes SA Prior Pfd.	103,476	457
* HRT Participacoes em Petroleo SA	187,530	456
Magnesita Refratarios SA	144,201	424
Brasil Insurance Participacoes e Administracao SA	47,127	418
Marisa Lojas SA	37,900	416
SLC Agricola SA	34,600	382
Brasil Brokers Participacoes SA	123,300	382
Cia Energetica do Ceara Prior Pfd.	19,800	371
* Gafisa SA	282,582	352
Suzano Papel e Celulose SA Prior Pfd. Class A	170,952	336
Grendene SA	59,264	335
* LLX Logistica SA	221,552	324
Sao Martinho SA	30,200	324
Tecnisa SA	90,200	321
* Gol Linhas Aereas Inteligentes SA Prior Pfd.	67,000	315
Rossi Residencial SA	131,585	302
Contax Participacoes SA Prior Pfd.	28,853	295
Guararapes Confeccoes SA	6,164	259
Brookfield Incorporacoes SA	154,520	235
Cia de Gas de Sao Paulo Prior Pfd.	8,298	176
* B2W Cia Global Do Varejo	50,127	165
* Paranapanema SA	104,200	117
		26,854
Canada (17.1%)
* Catamaran Corp.	65,716	5,582
Pembina Pipeline Corp.	187,684	5,016
Franco-Nevada Corp.	89,873	4,386
Viterra Inc.	225,962	3,619
Metro Inc.	64,242	3,565
Progress Energy Resources Corp.	156,501	3,552
* Athabasca Oil Corp.	264,259	3,239
Baytex Energy Corp.	77,632	3,219
Dollarama Inc.	49,231	3,068
* Tourmaline Oil Corp.	105,497	3,056
* New Gold Inc.	293,138	2,984
Vermilion Energy Inc.	63,407	2,956
Onex Corp.	77,415	2,947
^ H&R REIT	117,372	2,926
^ Emera Inc.	78,601	2,768
Atco Ltd.	34,725	2,552
TMX Group Inc.	48,293	2,384
^ Dundee REIT	62,020	2,377
Gildan Activewear Inc.	79,925	2,254
Keyera Corp.	49,540	2,236
AltaGas Ltd.	66,958	2,083
Calloway REIT	70,308	2,072

	Boardwalk REIT	31,668	2,021
	Pengrowth Energy Corp.	316,881	2,019
	Peyto Exploration & Development Corp.	89,611	1,912
^	Canadian REIT	44,903	1,887
	Inmet Mining Corp.	45,787	1,821
	Enerplus Corp.	127,042	1,785
	CAE Inc.	175,571	1,770
	Astral Media Inc. Class A	36,083	1,770
	Methanex Corp.	64,177	1,762
^	Cominar REIT	71,646	1,757
	Bonavista Energy Corp.	94,244	1,713
*	Open Text Corp.	37,502	1,694
^	Veresen Inc.	125,475	1,610
*	Detour Gold Corp.	72,392	1,605
	Aimia Inc.	120,186	1,599
	Pan American Silver Corp.	102,204	1,530
	Progressive Waste Solutions Ltd.	76,309	1,529
^	Ritchie Bros Auctioneers Inc.	71,868	1,520
	Ensign Energy Services Inc.	102,872	1,515
*	Precision Drilling Corp.	178,437	1,420
	Canadian Apartment Properties REIT	57,274	1,404
	ShawCor Ltd. Class A	39,637	1,400
	Industrial Alliance Insurance & Financial Services Inc.	60,971	1,359
	Gibson Energy Inc.	64,160	1,328
	Canadian Western Bank	50,495	1,323
	Empire Co. Ltd. Class A	23,072	1,313
*,^ Westport Innovations Inc.		34,528	1,301
	Primaris Retail REIT	53,584	1,283
*	Lundin Mining Corp.	293,722	1,256
	MacDonald Dettwiler & Associates Ltd.	22,153	1,214
	Corus Entertainment Inc. Class B	53,014	1,199
	Artis REIT	70,990	1,196
	Alamos Gold Inc.	76,187	1,194
*	AuRico Gold Inc.	182,233	1,183
	Cineplex Inc.	39,471	1,181
	TransForce Inc.	65,876	1,168
	Mullen Group Ltd.	53,167	1,166
*	Celtic Exploration Ltd.	66,485	1,161
	Trican Well Service Ltd.	96,258	1,156
*	Alacer Gold Corp.	193,059	1,145
	Chartwell Seniors Housing REIT	110,198	1,103
	RONA Inc.	80,091	1,078
	West Fraser Timber Co. Ltd.	20,235	1,071
	Quebecor Inc. Class B	30,190	1,063
	Toromont Industries Ltd.	50,574	1,051
	HudBay Minerals Inc.	124,083	1,048
	Home Capital Group Inc. Class B	22,817	1,032
*	Celestica Inc.	135,431	1,032
	Allied Properties REIT	34,388	1,029
*	First Majestic Silver Corp.	63,269	1,027
^	Atlantic Power Corp.	73,474	1,011
	Trilogy Energy Corp.	41,729	1,011
	Russel Metals Inc.	39,033	1,004
	Just Energy Group Inc.	89,402	990
	Jean Coutu Group PJC Inc. Class A	68,904	989
*	Tahoe Resources Inc.	65,100	984
*	Canfor Corp.	77,088	911

	Sherritt International Corp.	204,510	910
	Linamar Corp.	44,185	890
	First Capital Realty Inc.	47,923	887
^	Northland Power Inc.	47,900	882
*	Imax Corp.	39,369	872
	Stantec Inc.	29,687	853
*	Petrobank Energy & Resources Ltd.	72,559	843
	Centerra Gold Inc.	116,100	835
	Capital Power Corp.	38,349	823
	Cogeco Cable Inc.	22,595	815
	Laurentian Bank of Canada	17,172	814
	Manitoba Telecom Services Inc.	23,316	792
	CCL Industries Inc. Class B	22,626	782
	Maple Leaf Foods Inc.	76,845	766
*	B2Gold Corp.	236,600	760
	AGF Management Ltd. Class B	62,598	743
*	Paramount Resources Ltd. Class A	27,173	732
*	Uranium One Inc.	316,425	723
*	Dundee Corp. Class A	33,130	721
*	Silver Standard Resources Inc.	55,772	712
	Davis & Henderson Corp.	37,936	690
*,^ NovaGold Resources Inc.		169,437	683
	Pason Systems Inc.	46,105	668
	North West Co. Inc.	30,983	666
^	PetroBakken Energy Ltd. Class A	52,515	652
*	Dundee Precious Metals Inc.	82,976	646
	Genworth MI Canada Inc.	36,909	625
	Petrominerales Ltd.	66,800	618
^	Silvercorp Metals Inc.	114,693	611
^	Morguard REIT	33,176	600
	Bonterra Energy Corp.	12,620	589
*,^ Birchcliff Energy Ltd.		84,384	586
*	Pretium Resources Inc.	40,100	586
*	Harry Winston Diamond Corp.	44,633	579
	CML HealthCare Inc.	61,805	578
*	BlackPearl Resources Inc.	191,632	577
*	Legacy Oil & Gas Inc.	89,400	577
	Enerflex Ltd.	50,011	573
	SEMAFO Inc.	177,189	558
*	Kirkland Lake Gold Inc.	47,172	549
	Major Drilling Group International	53,468	542
	First National Financial Corp.	32,150	540
	Calfrac Well Services Ltd.	22,608	534
	Aecon Group Inc.	44,186	530
*	Great Canadian Gaming Corp.	54,030	530
*	Rubicon Minerals Corp.	167,612	525
*	Capstone Mining Corp.	233,577	524
*	FirstService Corp.	19,547	523
*	Cott Corp.	61,544	522
	Trinidad Drilling Ltd.	89,586	520
	Savanna Energy Services Corp.	68,636	517
	Innergex Renewable Energy Inc.	47,649	516
	Dorel Industries Inc. Class B	18,121	504
*	ATS Automation Tooling Systems Inc.	61,110	497
	Nordion Inc.	52,080	492
*	Aurizon Mines Ltd.	108,801	483
*	Paladin Labs Inc.	9,706	480

*	Advantage Oil & Gas Ltd.	120,153	471
*	Crew Energy Inc.	67,941	469
*	Endeavour Silver Corp.	57,603	461
	Transcontinental Inc. Class A	47,416	460
*	Banro Corp.	117,700	458
*	Martinrea International Inc.	55,938	457
	Nevsun Resources Ltd.	128,231	448
^	Superior Plus Corp.	60,936	447
^	Extendicare Inc.	55,775	427
	Reitmans Canada Ltd. Class A	34,010	407
*	Imperial Metals Corp.	46,902	393
*	Bankers Petroleum Ltd.	161,068	390
	Torstar Corp. Class B	42,801	388
*,^ Seabridge Gold Inc.		25,240	372
*	Taseko Mines Ltd.	143,270	363
*	Denison Mines Corp.	267,067	360
	Viterra Inc. ( London Shares)	22,132	353
	Canaccord Financial Inc.	75,325	346
^	InnVest REIT	66,543	344
	Wi-Lan Inc.	62,400	317
*	OceanaGold Corp.	150,309	316
*	China Gold International Resources Corp. Ltd.	131,500	304
*	Lake Shore Gold Corp.	263,085	270
*	Thompson Creek Metals Co. Inc.	92,670	259
*	NuVista Energy Ltd.	55,394	250
*	Gabriel Resources Ltd.	126,010	221
*	Chinook Energy Inc.	140,594	220
	Cascades Inc.	45,566	216
*	Great Basin Gold Ltd.	344,584	206
*	Atrium Innovations Inc.	18,180	206
*	Sierra Wireless Inc.	20,950	197
*	Norbord Inc.	13,834	193
*	SouthGobi Resources Ltd.	47,800	188
	Sprott Inc.	36,800	183
*	Fairborne Energy Ltd.	94,100	174
	GMP Capital Inc.	35,600	171
*,^ Golden Star Resources Ltd.		142,900	167
*	Katanga Mining Ltd.	322,700	161
*	Northern Dynasty Minerals Ltd.	54,942	129
*	Guyana Goldfields Inc.	57,051	126
*	Eastern Platinum Ltd.	647,500	126
*	Avion Gold Corp.	246,600	123
	Melcor Developments Ltd.	6,600	104
*	Energy Fuels Inc.	295,376	71
*	Transat AT Inc. Class A	23,100	70
*,^ Mercator Minerals Ltd.		119,200	65
*,^ Jaguar Mining Inc.		64,676	54
*	NovaCopper Inc.	28,238	51
*	Aura Minerals Inc.	85,800	40
*	Kinross Gold Corp. Warrants Exp. 09/17/2012	9,734	4
*,^ Sino-Forest Corp.		148,706	—
			195,585
Chile (0.8%)
	Aguas Andinas SA Class A	1,860,818	1,234
	Sonda SA	367,891	1,102
	E.CL SA	337,294	762
	Vina Concha y Toro SA	376,453	737

	Parque Arauco SA	372,087	705
	Administradora de Fondos de Pensiones Provida SA	108,681	638
*	Cia Sud Americana de Vapores SA	4,722,374	577
	Ripley Corp. SA	643,335	573
	Inversiones Aguas Metropolitanas SA	292,226	532
	Salfacorp SA	288,280	531
*	Sociedad Matriz SAAM SA	4,699,824	521
	Besalco SA	276,616	468
	CFR Pharmaceuticals SA	1,616,998	358
*	Norte Grande SA	30,237,463	319
	Masisa SA	1,792,081	175
			9,232
China (3.3%)
	China Gas Holdings Ltd.	2,090,600	1,103
	Digital China Holdings Ltd.	567,671	881
*,^ Hunan Nonferrous Metal Corp. Ltd.		2,587,223	800
	Vinda International Holdings Ltd.	472,000	773
	China Shanshui Cement Group Ltd.	1,360,363	768
^	Uni-President China Holdings Ltd.	793,836	754
	Sino Biopharmaceutical	1,636,712	619
	China Everbright International Ltd.	1,139,810	588
	Daphne International Holdings Ltd.	585,996	583
*	Haier Electronics Group Co. Ltd.	496,221	571
^	CP Pokphand Co. Ltd.	4,550,000	561
	Skyworth Digital Holdings Ltd.	1,390,497	533
	Intime Department Store Group Co. Ltd.	565,967	530
*	Minmetals Resources Ltd.	1,392,127	524
	Dah Chong Hong Holdings Ltd.	588,032	503
	Yingde Gases	582,000	498
	Minth Group Ltd.	484,219	493
^	Beijing Enterprises Water Group Ltd.	2,317,448	431
	AviChina Industry & Technology Co. Ltd.	1,427,841	428
	Shenzhou International Group Holdings Ltd.	234,000	412
	Sinopec Kantons Holdings Ltd.	500,000	390
^	Dongyue Group	736,000	386
^	Sihuan Pharmaceutical Holdings Group Ltd.	1,024,000	385
^	China Power International Development Ltd.	1,376,320	373
	China Overseas Grand Oceans Group Ltd.	402,000	363
	China Medical System Holdings Ltd.	724,800	358
	Shenguan Holdings Group Ltd.	640,000	358
	Tong Ren Tang Technologies Co. Ltd.	188,291	349
*	United Energy Group Ltd.	2,313,259	348
	Tianneng Power International Ltd.	560,000	343
	Haitian International Holdings Ltd.	348,221	335
^	West China Cement Ltd.	2,164,000	323
	Phoenix Satellite Television Holdings Ltd.	1,065,783	319
^	China SCE Property Holdings Ltd.	1,368,000	317
	Beijing Capital Land Ltd.	1,000,000	305
	China South City Holdings Ltd.	2,002,000	301
^	Towngas China Co. Ltd.	413,000	288
*	Shougang Concord International Enterprises Co. Ltd.	6,059,116	287
	Jiangsu Future Land Co. Ltd. Class B	462,450	276
	Cosco International Holdings Ltd.	726,000	276
^	Biostime International Holdings Ltd.	121,000	270
	REXLot Holdings Ltd.	4,279,448	269
	Ports Design Ltd.	272,952	268
*,^ China Precious Metal Resources Holdings Co. Ltd.		1,870,000	267

^	Hengdeli Holdings Ltd.	957,969	265
	Chiho-Tiande Group Ltd.	514,000	264
*	Glorious Property Holdings Ltd.	1,730,000	257
	Anxin-China Holdings Ltd.	1,336,000	247
^	Yuexiu REIT	526,000	245
*,^ China ZhengTong Auto Services Holdings Ltd.		514,000	244
*	First Tractor Co. Ltd.	312,832	244
	Yuexiu Transport Infrastructure Ltd.	494,000	237
^	Ajisen China Holdings Ltd.	343,408	237
^	China Metal Recycling Holdings Ltd.	332,400	235
*	North Mining Shares Co. Ltd.	5,070,000	232
*	China Oil and Gas Group Ltd.	2,280,000	225
	China Shineway Pharmaceutical Group Ltd.	157,000	222
	Huaxin Cement Co. Ltd. Class B	200,000	217
*	Tianjin Development Hldgs Ltd.	450,000	215
	Sinotrans Shipping Ltd.	1,022,690	213
	Kingsoft Corp. Ltd.	515,000	213
^	VODone Ltd.	2,821,566	212
^	China Water Affairs Group Ltd.	876,000	212
	Springland International Holdings Ltd.	440,000	207
	China Wireless Technologies Ltd.	1,359,978	205
	China Liansu Group Holdings Ltd.	451,000	201
*,^ Sino Oil And Gas Holdings Ltd.		8,770,000	199
	Luthai Textile Co. Ltd. Class B	249,700	196
	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	193
^	China Lumena New Materials Corp.	1,202,000	187
	New World Department Store China Ltd.	343,966	186
	Hangzhou Steam Turbine Co. Class B	237,812	184
*	Kaisa Group Holdings Ltd.	1,017,000	184
*	Lao Feng Xiang Co. Ltd. Class B	105,600	180
	Fufeng Group Ltd.	565,505	178
	AMVIG Holdings Ltd.	394,000	178
	Welling Holding Ltd.	1,203,600	178
	TCC International Holdings Ltd.	739,000	177
	Yip's Chemical Holdings Ltd.	272,000	177
	Tianjin Port Development Holdings Ltd.	1,621,976	175
*	Tech Pro Technology Development Ltd.	434,000	169
	Lingbao Gold Co. Ltd.	428,558	164
	China Lilang Ltd.	269,000	163
	China Rare Earth Holdings Ltd.	770,000	163
	Billion Industrial Holdings Ltd.	306,500	162
*	Shanghai Industrial Urban Development Group Ltd.	946,000	161
^	NVC Lighting Holdings Ltd.	875,000	159
	Xiamen International Port Co. Ltd.	1,602,000	158
^	Mingfa Group International Co. Ltd.	601,000	154
	Ju Teng International Holdings Ltd.	534,000	152
*	Citic 21CN Co. Ltd.	3,223,000	149
*	Yanchang Petroleum International Ltd.	2,110,000	149
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,125,417	148
	Inspur International Ltd.	5,180,000	146
	Minmetals Land Ltd.	1,184,000	144
	Henderson Investment Ltd.	1,955,000	143
	Winsway Coking Coal Holding Ltd.	1,021,820	142
*	Kingdee International Software Group Co. Ltd.	1,235,200	142
	Dalian Port PDA Co. Ltd.	704,538	140
	BYD Electronic International Co. Ltd.	709,500	140
	TCL Multimedia Technology Holdings Ltd.	401,842	139

^	China High Precision Automation Group Ltd.	401,000	139
	Fantasia Holdings Group Co. Ltd.	1,371,000	139
*	China Pharmaceutical Group Ltd.	552,000	138
*,^ Huaneng Renewables Corp. Ltd.		1,068,000	137
*	Interchina Holdings Co.	2,450,000	137
	China Singyes Solar Technologies Holdings Ltd.	417,600	135
*	China Power New Energy Development Co. Ltd.	3,660,000	134
	Powerlong Real Estate Holdings Ltd.	752,000	130
*	Pou Sheng International Holdings Ltd.	1,626,000	129
	China National Accord Medicines Corp. Ltd. Class B	52,900	129
	Hainan Meilan International Airport Co. Ltd.	231,000	128
	PCD Stores Group Ltd.	1,782,000	128
^	Silver Grant International	785,998	126
*	Chinasoft International Ltd.	580,000	124
^	Road King Infrastructure Ltd.	189,346	122
^	XTEP International Holdings	396,879	121
*,^ Hi Sun Technology China Ltd.		1,080,724	120
	Yuanda China Holdings Ltd.	1,162,000	118
	C C Land Holdings Ltd.	542,000	116
	Livzon Pharmaceutical Inc. Class B	51,500	115
	Microport Scientific Corp.	270,000	115
	Hefei Meiling Co. Ltd. Class B	286,800	110
	Qingling Motors Co. Ltd.	476,929	106
	China Green Holdings Ltd.	471,928	105
^	Lonking Holdings Ltd.	569,313	104
	Shanghai Diesel Engine Co. Ltd. Class B	204,000	103
	Lijun International Pharmaceutical Holding Ltd.	420,000	103
	Xingda International Holdings Ltd.	306,000	102
^	Comba Telecom Systems Holdings Ltd.	381,175	102
*,^ Boshiwa International Holding Ltd.		469,000	102
	China Automation Group Ltd.	566,670	101
*	Golden Meditech Holdings Ltd.	904,000	100
*	China Fangda Group Co. Ltd. Class B	436,800	99
*	SRE Group Ltd.	2,385,142	95
*	Sinolink Worldwide Holdings Ltd.	1,446,000	93
	Eastern Communications Co. Ltd. Class B	269,950	89
	O-Net Communications Group Ltd.	397,000	89
	Shanghai Baosight Software Co. Ltd. Class B	90,870	88
	TCL Communication Technology Holdings Ltd.	409,000	85
	Huangshan Tourism Development Co. Ltd. Class B	77,300	85
	China Tontine Wines Group Ltd.	952,000	82
*	Heng Tai Consumables Group Ltd.	3,480,750	81
*	Goodtop Tin International Holdings Ltd.	1,390,000	81
*	Jinchuan Group International Resources Co. Ltd.	520,000	81
	TPV Technology Ltd.	436,000	80
*	Shenzhen SEG Co. Ltd. Class B	407,600	80
	Xinjiang Xinxin Mining Industry Co. Ltd.	436,000	79
*	Shanghai Erfangji Co. Ltd. Class B	254,429	79
	Wafangdian Bearing Co. Ltd. Class B	150,200	79
*	INESA Electron Co. Ltd. Class B	268,933	78
*	Kai Yuan Holdings Ltd.	3,160,000	77
	Shandong Airlines Co. Ltd.	90,400	76
	China Aerospace International Holdings Ltd.	1,062,000	76
	Peak Sport Products Co. Ltd.	523,756	76
	China Datang Corp. Renewable Power Co. Ltd.	657,000	75
	Maoye International Holdings Ltd.	473,459	73
	Wasion Group Holdings Ltd.	174,000	73

* Hisense Kelon Electrical Holdings Co. Ltd. Class A	446,000	72
* China ITS Holdings Co. Ltd.	531,000	69
Shanghai Material Trading Co. Ltd. Class B	154,300	69
* PetroAsian Energy Holdings Ltd.	3,380,000	68
Shanghai Highly Group Co. Ltd. Class B	147,000	66
^ China Vanadium Titano - Magnetite Mining Co. Ltd.	400,000	59
Changchai Co. Ltd. Class B	179,100	58
* Hubei Sanonda Co. Ltd. Class B	178,600	58
* BaWang International Group Holding Ltd.	788,000	53
* Chengde Dalu Co. Ltd. Class B	271,700	53
Besunyen Holdings Co. Ltd.	609,000	53
* SGSB Group Co. Ltd. Class B	153,400	53
SYP Glass Group Co. Ltd.	139,400	53
* China Mining Resources Group Ltd.	3,384,000	49
Fiyta Holdings Ltd. Class B	73,309	49
* Shenzhen International Enterprise Class B	38,200	46
361 Degrees International Ltd.	199,000	44
HKC Holdings Ltd.	1,161,460	44
Sparkle Roll Group Ltd.	752,000	44
* Chongqing Iron & Steel Co. Ltd.	344,642	41
* China Hongxing Sports Ltd.	831,000	38
Real Nutriceutical Group Ltd.	144,000	38
* Shanghai Dajiang Group Class B	158,400	37
* Mingyuan Medicare Development Co. Ltd.	2,050,000	33
* Jinshan Development & Construction Co. Ltd. Class B	67,500	26
^ Real Gold Mining Ltd.	239,476	26
* Tsann Kuen China Enterprise Co. Ltd. Class B	334,700	22
* Chigo Holding Ltd.	1,038,000	21
Chongqing Machinery & Electric Co. Ltd.	158,000	20
* China Nickel Resources Holdings Co. Ltd.	270,000	19
Great Wall Technology Co. Ltd.	18,000	3
* China Milk Products Group Ltd.	140,000	—
		38,166
Denmark (0.7%)
* Topdanmark A/S	9,657	1,637
GN Store Nord A/S	136,722	1,629
* Jyske Bank A/S	46,193	1,236
* Sydbank A/S	49,179	796
SimCorp A/S	3,043	495
^ Pandora A/S	41,404	396
ALK-Abello A/S	5,948	376
^ NKT Holding A/S	9,347	296
East Asiatic Co. Ltd. A/S	12,271	289
Solar A/S Class B	4,444	227
* Genmab A/S	22,143	227
Schouw & Co.	10,765	227
D/S Norden A/S	8,002	196
* Bang & Olufsen A/S	17,280	171
* Alm Brand A/S	69,027	135
* Bavarian Nordic A/S	11,876	103
* Auriga Industries Class B	7,220	91
		8,527
Egypt (0.1%)
* South Valley Cement	374,902	222
* Amer Group Holding	1,869,586	202
* Six of October Development & Investment	66,991	184

	Delta Sugar Co.	51,500	126
*	National Development Bank	162,587	106
*	Palm Hills Developments SAE	268,558	88
*	Medinet Nasr Housing	32,673	86
	Arab Cotton Ginning	184,483	79
	Oriental Weavers	23,058	70
	Heliopolis Housing	26,698	67
*	Nile Cotton Ginning	31,192	34
*	Egyptian Financial & Industrial Co.	16,680	28
*	Egyptian Resorts Co.	160,361	28
			1,320
Finland (1.5%)
	Elisa Oyj	109,328	2,271
	YIT Oyj	83,846	1,501
	Pohjola Bank plc Class A	125,784	1,458
	Outotec Oyj	29,314	1,340
	Orion Oyj Class B	62,890	1,254
	Huhtamaki Oyj	67,012	1,005
^	Konecranes Oyj	38,754	1,002
	Amer Sports Oyj	82,342	933
	Tieto Oyj	48,635	809
	Sponda Oyj	186,456	749
^	Kemira Oyj	56,486	707
	Cargotec Oyj Class B	27,995	608
	Tikkurila Oyj	28,366	488
	Citycon Oyj	150,147	455
	Uponor Oyj	42,160	436
	Ramirent Oyj	54,422	417
*,^ Metsa Board Oyj		156,062	399
	Lassila & Tikanoja Oyj	26,754	328
	Stockmann OYJ Abp Class B	15,316	279
	Raisio plc	88,982	271
	Ahlstrom Oyj	14,822	234
	Cramo Oyj	19,606	233
	Oriola-KD Oyj	67,644	160
	Lemminkainen Oyj	5,719	113
	HKScan Oyj	22,851	98
	Poyry Oyj	19,414	87
	F-Secure Oyj	22,782	44
*	Finnair Oyj	5,490	12
			17,691
France (2.3%)
	Remy Cointreau SA	12,804	1,511
	CFAO SA	31,968	1,510
	Neopost SA	21,061	1,199
	Havas SA	224,527	1,093
	Rubis SCA	19,038	1,000
	Etablissements Maurel et Prom	61,297	941
^	Bourbon SA	35,427	936
	Orpea	24,890	927
	Teleperformance SA	36,673	902
	Nexans SA	20,013	873
	Metropole Television SA	61,902	858
	Ingenico	15,938	852
	Societe Immobiliere de Location pour l'Industrie et le Commerce	8,250	810
	Virbac SA	4,008	704

	IPSOS	23,254	675
	Mercialys SA	27,662	545
*	UBISOFT Entertainment	74,269	511
	Eurofins Scientific	3,928	511
	Medica SA	28,052	469
	Alten Ltd.	16,299	459
	Nexity SA	17,256	410
	Plastic Omnium SA	15,003	405
	SA des Ciments Vicat	9,495	400
	Saft Groupe SA	16,085	364
	Mersen	14,382	364
*	Altran Technologies SA	77,371	361
*	Technicolor SA	165,215	359
	Rallye SA	11,775	342
	Vilmorin & Cie	2,811	317
	Societe d'Edition de Canal &	51,103	289
*	GameLoft SA	44,084	252
	Sechilienne-Sidec	19,464	249
*	Parrot SA	7,881	240
*,^ SOITEC		86,563	237
^	FFP	7,333	236
	Derichebourg SA	101,493	218
	Beneteau SA	22,793	217
	Bonduelle S.C.A.	2,469	211
*	Club Mediterranee	12,894	211
	Societe de la Tour Eiffel	3,899	209
	Boiron SA	7,315	198
	Groupe Steria SCA	15,010	191
	Laurent-Perrier	2,165	189
	Sopra Group SA	3,992	187
	Esso SA Francaise	2,686	186
	Faiveley Transport	3,184	185
	April	12,298	175
	Jacquet Metal Service	18,814	175
	Manitou BF SA	9,233	154
	Stallergenes SA	2,818	153
	Assystem	7,796	143
*	Bull	46,952	135
*	Boursorama	18,049	122
*	Maurel & Prom Nigeria SA	51,127	115
	NRJ Group	18,671	113
*	Euro Disney SCA	21,574	106
	Trigano SA	8,932	103
	GFI Informatique SA	29,918	99
	GL Events	4,598	93
	Guerbet	1,046	87
	Meetic SA	5,350	80
*	Theolia SA	55,054	80
*,^ Sequana SA		40,548	76
	Union Financiere de France BQE SA	3,200	69
*	Haulotte Group SA	9,244	62
^	Maisons France Confort	2,157	58
*	Etam Developpement SA	3,174	47
	Seche Environnement SA	894	31
	Pierre & Vacances SA	1,987	28
*	Spir Communication	715	15
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	14

*	UBISOFT Entertainment Warrants Exp. 10/10/2013	69,628	2
			26,648
Germany (3.5%)
	Symrise AG	77,816	2,442
	MTU Aero Engines Holding AG	25,338	1,901
	Deutsche Wohnen AG	93,518	1,558
	Aurubis AG	30,214	1,541
	ProSiebenSat.1 Media AG Prior Pfd.	70,816	1,482
	Wirecard AG	72,819	1,437
^	SGL Carbon SE	34,797	1,408
	Deutsche Euroshop AG	34,957	1,282
	Stada Arzneimittel AG	39,660	1,255
	Freenet AG	84,667	1,239
	Fuchs Petrolub AG	23,828	1,197
*	Sky Deutschland AG	384,681	1,173
	Douglas Holding AG	26,381	1,100
	Rhoen Klinikum AG	46,931	1,008
	Gerry Weber International AG	22,252	913
	Fuchs Petrolub AG Prior Pfd.	17,076	909
	Aixtron SE NA	68,780	904
	Wincor Nixdorf AG	23,377	888
*	Dialog Semiconductor plc	43,074	825
	Leoni AG	21,677	803
	Gildemeister AG	45,871	692
	Rational AG	2,995	684
	ElringKlinger AG	23,197	642
	Pfeiffer Vacuum Technology AG	6,075	599
*	GAGFAH SA	58,370	598
	Alstria Office REIT-AG	51,938	578
*	KUKA AG	24,286	550
	Vossloh AG	6,016	530
	KWS Saat AG	1,783	486
*	Aareal Bank AG	29,439	485
	Krones AG	10,090	471
	Rheinmetall AG	8,595	429
	Draegerwerk AG & Co. KGaA Prior Pfd.	4,181	410
	Bechtle AG	10,383	395
	BayWa AG	9,839	366
	CTS Eventim AG	12,440	365
*	Morphosys AG	15,665	349
	GFK SE	6,976	327
*	Deutz AG	88,009	327
	Duerr AG	4,176	278
	Jungheinrich AG Prior Pfd.	10,536	277
	Grenkeleasing AG	4,596	274
	Carl Zeiss Meditec AG	11,257	272
*,^ IVG Immobilien AG		111,367	257
	Delticom AG	3,695	251
	Indus Holding AG	10,677	250
	KSB AG Prior Pfd.	517	241
*	Kloeckner & Co. SE	25,959	225
^	H&R AG	14,727	222
	Jenoptik AG	32,621	220
	Bauer AG	9,117	212
	Sixt AG Prior Pfd.	13,726	212
	Deutsche Beteiligungs AG	9,994	203
*	Nordex SE	48,419	181

	Kontron AG	36,440	178
*,^ Heidelberger Druckmaschinen AG		134,254	171
^	Demag Cranes AG	2,774	169
	QSC AG	56,381	160
	Comdirect Bank AG	17,837	159
	Sixt AG	8,734	155
*	Patrizia Immobilien AG	23,322	143
	DIC Asset AG	16,162	135
	Biotest AG Prior Pfd.	2,209	110
	CAT Oil AG	17,146	107
*,^ Air Berlin plc		41,632	93
^	Solarworld AG	59,876	87
*	Singulus Technologies AG	32,100	81
*,^ Praktiker AG		40,258	65
	Asian Bamboo AG	7,394	64
	CropEnergies AG	10,226	62
*	Constantin Medien AG	23,248	42
	DAB Bank AG	5,604	22
			40,126
Greece (0.2%)
*	Titan Cement Co. SA	36,823	588
*	Bank of Cyprus plc	1,094,810	295
*	Viohalco Hellenic Copper and Aluminum Industry SA	79,461	214
*	Piraeus Bank SA	693,366	189
	JUMBO SA	47,454	177
*	Mytilineos Holdings SA	64,159	167
	Motor Oil Hellas Corinth Refineries SA	27,379	162
	Metka SA	18,564	138
	Hellenic Exchanges SA	42,204	129
*	Ellaktor SA	85,590	109
	Frigoglass SA	21,251	91
	Intralot SA-Integrated Lottery Systems & Services	78,724	87
*	Marfin Investment Group Holdings SA	382,407	85
	Athens Water Supply & Sewage Co. SA	20,697	72
*	Cyprus Popular Bank PCL	914,534	67
	Eurobank Properties Real Estate Investment Co.	11,421	57
*	Sidenor Steel Products Manufacturing Co. SA	37,024	25
*	TT Hellenic Postbank SA	44,448	15
			2,667
Hong Kong (1.0%)
^	Giordano International Ltd.	1,057,841	735
	SmarTone Telecommunications Holdings Ltd.	334,500	703
*	G-Resources Group Ltd.	11,669,279	673
^	Luk Fook Holdings International Ltd.	275,000	663
	Trinity Ltd.	974,000	634
	Pacific Basin Shipping Ltd.	1,116,766	494
	Stella International Holdings Ltd.	188,591	470
	Vitasoy International Holdings Ltd.	512,698	455
	SA SA International Holdings Ltd.	613,747	372
	Chow Sang Sang Holdings International Ltd.	178,519	363
	Singamas Container Holdings Ltd.	1,307,960	271
	Gourmet Master Co. Ltd.	34,650	265
	Value Partners Group Ltd.	577,000	263
	Pacific Textile Holdings Ltd.	324,000	226
	K Wah International Holdings Ltd.	545,000	198
*	China Resources and Transportation Group Ltd.	5,600,000	198

*,^ Silver base Group Holdings Ltd.		467,000	189
	HKR International Ltd.	510,400	188
	Sunlight REIT	504,000	185
*	China Daye Non-Ferrous Metals Mining Ltd.	3,878,000	174
^	IT Ltd.	412,000	172
	Pacific Andes Resources Development Ltd.	1,357,500	161
	Regal Hotels International Holdings Ltd.	414,000	160
	Emperor Watch & Jewellery Ltd.	1,770,000	158
	United Laboratories International Holdings Ltd.	322,500	153
	Polytec Asset Holdings Ltd.	1,585,000	144
*	CST Mining Group Ltd.	9,384,000	139
	YGM Trading Ltd.	60,000	136
	Citic Telecom International Holdings Ltd.	706,000	135
	Prosperity REIT	531,000	135
	Varitronix International Ltd.	386,000	128
*	Apollo Solar Energy Technology Holdings Ltd.	4,758,000	128
	SOCAM Development Ltd.	124,725	120
	Truly International Holdings	773,000	114
	Midland Holdings Ltd.	214,000	114
	Asia Standard International Group	700,000	106
	Far East Consortium International Ltd.	563,000	102
*	eSun Holdings Ltd.	786,000	101
*	Lai Sun Development	5,400,000	97
	China WindPower Group Ltd.	3,130,000	91
	Chen Hsong Holdings	322,000	91
	Regent Pacific Group Ltd.	3,190,000	80
*	Sinopoly Battery Ltd.	2,220,000	80
	Man Wah Holdings Ltd.	190,000	71
	Hongkong Chinese Ltd.	426,000	66
	Neo-Neon Holdings Ltd.	591,500	61
*	Apac Resources Ltd.	1,820,000	58
	EVA Precision Industrial Holdings Ltd.	696,000	53
*,^ Shenglong PV-Tech Investment Co. Ltd.		44,660	47
	Dickson Concepts International Ltd.	67,500	36
*	King Stone Energy Group Ltd.	702,000	32
	City Telecom HK Ltd.	129,000	29
	Oriental Press Group	262,000	27
*	Dejin Resources Group Co. Ltd.	1,372,000	18
	Qualipak International	27,100	6
			11,068
Hungary (0.0%)
	EGIS Pharmaceuticals plc	1,743	121
*,^ FHB Mortgage Bank plc		38,040	80
			201
India (1.9%)
	LIC Housing Finance Ltd.	232,511	1,091
	Federal Bank Ltd.	107,095	794
	Tata Global Beverages Ltd.	320,286	730
	Godrej Consumer Products Ltd.	64,306	722
	Yes Bank Ltd.	110,309	721
	Apollo Hospitals Enterprise Ltd.	60,452	683
	IndusInd Bank Ltd.	81,831	490
	United Phosphorus Ltd.	206,619	445
	Apollo Tyres Ltd.	265,184	369
	Indian Hotels Co. Ltd.	342,433	362
*	Wockhardt Ltd.	20,670	362

Jindal Saw Ltd.	166,808	357
Marico Ltd.	87,316	307
Petronet LNG Ltd.	115,281	303
Allahabad Bank	126,337	302
Shree Cement Ltd.	5,250	293
Bhushan Steel Ltd.	32,641	277
Century Textiles & Industries Ltd.	52,755	274
South Indian Bank Ltd.	655,816	273
CESC Ltd.	50,595	270
IFCI Ltd.	412,179	261
Bajaj Finserv Ltd.	19,145	256
Mahindra & Mahindra Financial Services Ltd.	19,761	251
* Housing Development & Infrastructure Ltd.	175,466	249
Aurobindo Pharma Ltd.	120,210	235
CMC Ltd.	13,244	234
Gujarat State Fertilisers & Chemicals Ltd.	37,426	233
Indian Bank	72,586	231
Bombay Dyeing & Manufacturing Co. Ltd.	24,951	225
Torrent Pharmaceuticals Ltd.	18,709	224
Amtek Auto Ltd.	121,519	224
Videocon Industries Ltd.	73,040	223
Jammu & Kashmir Bank Ltd.	13,467	220
Biocon Ltd.	48,449	210
McLeod Russel India Ltd.	35,988	207
Gujarat State Petronet Ltd.	163,117	206
Engineers India Ltd.	47,425	204
Indiabulls Real Estate Ltd.	196,449	195
UCO Bank	155,897	194
Gujarat Mineral Development Corp. Ltd.	56,059	187
* Dish TV India Ltd.	150,340	186
Indian Overseas Bank	142,349	185
Indraprastha Gas Ltd.	43,954	184
Coromandel International Ltd.	40,906	182
Emami Ltd.	20,285	181
Opto Circuits India Ltd.	64,365	178
India Cements Ltd.	118,705	177
Bajaj Hindusthan Ltd.	325,470	177
Chambal Fertilizers & Chemicals Ltd.	133,715	171
Motherson Sumi Systems Ltd.	58,113	167
Financial Technologies India Ltd.	12,340	159
* Jindal Stainless Ltd.	128,147	158
Alstom India Ltd.	23,227	151
Gateway Distriparks Ltd.	59,349	151
Shree Renuka Sugars Ltd.	273,710	151
Jain Irrigation Systems Ltd.	101,917	148
IVRCL Ltd.	176,773	139
* Essar Ports Ltd.	78,032	137
* Hindustan Oil Exploration Co. Ltd.	63,403	134
Andhra Bank	71,677	131
Raymond Ltd.	20,579	127
Ruchi Soya Industries Ltd.	81,978	125
Syndicate Bank	70,711	124
Monnet Ispat & Energy Ltd.	22,411	122
* GVK Power & Infrastructure Ltd.	520,176	120
Gujarat Narmada Valley Fertilizers Co. Ltd.	75,373	118
* Religare Enterprises Ltd.	19,656	117
Aban Offshore Ltd.	16,575	113

* Pipavav Defence & Offshore Engineering Co. Ltd.	102,858	112
* Arvind Ltd.	86,337	111
* SREI Infrastructure Finance Ltd.	283,540	109
Praj Industries Ltd.	115,383	108
Gujarat Gas Co. Ltd.	18,581	103
* Hotel Leela Venture Ltd.	185,110	102
Gujarat Alkalies & Chemicals Ltd.	44,626	102
* Karnataka Bank Ltd.	58,852	100
SRF Ltd.	27,443	100
Kesoram Industries Ltd.	38,297	95
* Sun Pharma Advanced Research Co. Ltd.	70,273	94
* Welspun Corp. Ltd.	50,609	92
S Kumars Nationwide Ltd.	191,697	91
Chennai Petroleum Corp. Ltd.	41,815	91
Thermax Ltd.	10,044	87
* NCC Ltd.	128,432	86
Shiv-Vani Oil & Gas Exploration Services Ltd.	30,867	83
HCL Infosystems Ltd.	123,214	83
TVS Motor Co. Ltd.	121,091	82
IRB Infrastructure Developers Ltd.	36,232	82
Manappuram Finance Ltd.	136,432	82
PTC India Ltd.	79,941	81
Alstom T&D India Ltd.	24,278	80
* Voltas Ltd.	40,871	78
Gujarat NRE Coke Ltd.	249,119	77
* Balrampur Chini Mills Ltd.	77,565	75
Ballarpur Industries Ltd.	207,599	71
* Usha Martin Ltd.	147,654	71
Punj Lloyd Ltd.	77,500	71
BEML Ltd.	12,338	70
Schneider Electric Infrastructure Ltd.	50,828	70
Finolex Industries Ltd.	66,957	70
* Parsvnath Developers Ltd.	98,992	69
Sintex Industries Ltd.	62,878	68
* Firstsource Solutions Ltd.	393,254	66
Educomp Solutions Ltd.	22,440	64
Rolta India Ltd.	52,229	64
* Hindustan Construction Co. Ltd.	199,564	63
* Mercator Ltd.	183,014	62
* Lanco Infratech Ltd.	273,505	62
Radico Khaitan Ltd.	30,378	59
Maharashtra Seamless Ltd.	9,680	58
Pantaloon Retail India Ltd.	19,527	58
* Tata Teleservices Maharashtra Ltd.	243,494	56
Triveni Turbine Ltd.	67,622	56
India Infoline Ltd.	56,704	52
* Nagarjuna Fertilizers & Chemicals Ltd.	233,445	52
Era Infra Engineering Ltd.	19,537	49
* Indiabulls Infrastructure and Power Ltd.	579,524	46
* Jet Airways India Ltd.	5,658	36
Central Bank Of India	22,315	29
* Mahanagar Telephone Nigam	39,766	22
* JSW ISPAT Steel Ltd.	89,991	17
Patel Engineering Ltd.	10,747	16
* Polaris Financial Technology Ltd.	7,349	15
* Sterling Biotech Ltd.	64,872	8

GTL Ltd.	43	—
		22,063
Indonesia (1.1%)
Lippo Karawaci Tbk PT	11,564,176	1,084
Bhakti Investama Tbk PT	16,403,000	697
Media Nusantara Citra Tbk PT	2,532,500	633
Summarecon Agung Tbk PT	3,391,084	578
Alam Sutera Realty Tbk PT	11,867,500	574
Bumi Serpong Damai PT	4,320,000	521
Ciputra Development Tbk PT	7,103,000	485
Global Mediacom Tbk PT	2,514,000	463
AKR Corporindo Tbk PT	1,138,000	436
* Pakuwon Jati Tbk PT	18,095,868	428
Holcim Indonesia Tbk PT	1,525,477	422
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,302,525	377
Mitra Adiperkasa Tbk PT	483,500	366
* Garuda Indonesia Persero Tbk PT	4,667,000	364
Ramayana Lestari Sentosa Tbk PT	2,687,000	356
Surya Semesta Internusa Tbk PT	2,923,000	352
Harum Energy Tbk PT	485,500	288
Gajah Tunggal Tbk PT	1,083,500	265
Medco Energi Internasional Tbk PT	1,427,671	260
Timah Persero Tbk PT	1,860,907	260
Bank Tabungan Negara Persero Tbk PT	1,776,500	256
* Bakrie and Brothers Tbk PT	48,177,488	254
Salim Ivomas Pratama Tbk PT	1,633,000	249
Indika Energy Tbk PT	1,327,939	240
* Trada Maritime Tbk PT	2,550,000	239
Citra Marga Nusaphala Persada Tbk PT	1,121,500	238
* Bakrie Telecom Tbk PT	13,007,573	234
* Energi Mega Persada Tbk PT	18,471,000	232
* Bakrieland Development Tbk PT	33,316,096	213
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,828,000	180
Bakrie Sumatera Plantations Tbk PT	9,957,000	178
Intiland Development Tbk PT	4,902,000	175
* Indah Kiat Pulp & Paper Corp. Tbk PT	1,322,352	171
Agung Podomoro Land Tbk PT	2,872,000	104
Sampoerna Agro PT	320,500	101
* Delta Dunia Makmur Tbk PT	3,162,000	91
Bisi International PT	706,500	88
Krakatau Steel Persero Tbk PT	975,000	77
* Bakrie Sumatera Plantations Tbk PT Warrants Exp. 02/18/2013	94,500	—
		12,529
Ireland (1.0%)
* Governor & Co. of the Bank of Ireland	16,646,805	2,062
Paddy Power plc	23,174	1,562
DCC plc	55,570	1,380
* Kenmare Resources plc	1,567,312	917
C&C Group plc	207,112	909
Kingspan Group plc	110,016	880
Smurfit Kappa Group plc	97,730	727
Glanbia plc	94,871	712
Grafton Group plc	170,576	582
United Drug plc	158,395	409
Greencore Group plc	256,644	304
FBD Holdings plc	23,218	225

Aer Lingus Group plc	136,095	182
Total Produce plc	179,022	87
Fyffes plc	147,806	82
* Independent News & Media plc	265,209	67
C&C Group plc (London Shares)	11,196	49
Smurfit Kappa Group plc ( London Shares)	6,094	46
		11,182
Israel (0.2%)
* Allot Communications Ltd.	11,173	286
Alony Hetz Properties & Investments Ltd.	50,153	198
Frutarom Industries Ltd.	19,606	175
* Nitsba Holdings 1995 Ltd.	24,755	164
* Ceragon Networks Ltd.	20,084	163
* Retalix Ltd.	7,204	151
Ituran Location and Control Ltd.	11,980	132
* Modiin - LP	1,588,446	124
* Nova Measuring Instruments Ltd.	12,722	110
* Given Imaging Ltd.	7,369	104
* Phoenix Holdings Ltd.	68,324	100
* Tower Semiconductor Ltd.	143,036	93
Amot Investments Ltd.	43,583	89
* Menorah Mivtachim Holdings Ltd.	14,000	75
* Granite Hacarmel Investments Ltd.	75,413	69
* Elco Holdings Ltd.	16,380	67
* Gilat Satellite Networks Ltd.	25,869	66
* AudioCodes Ltd.	35,741	56
* Hadera Paper Ltd.	1,541	53
Electra Ltd.	630	46
Alon Holdings Blue Square Israel Ltd.	20,115	40
FMS Enterprises Migun Ltd.	3,097	35
* Internet Gold-Golden Lines Ltd.	12,384	25
* Modiin - LP Warrants Exp. 11/17/2013	280,383	5
		2,426
Italy (1.5%)
Banca Popolare di Sondrio SCARL	195,730	1,077
* Banca Popolare di Milano Scarl	2,119,643	970
Banca Popolare dell'Emilia Romagna Scrl	199,514	867
^ Tod's SPA	7,677	704
Azimut Holding SPA	66,955	638
Ansaldo STS SPA	80,534	616
^ DiaSorin SPA	22,102	605
^ Impregilo SPA	132,352	498
* Sorin SPA	233,181	488
Danieli & C Officine Meccaniche SPA	43,524	473
* Societa Cattolica di Assicurazioni SCRL	37,407	454
* Yoox SPA	33,310	442
Hera SPA	342,525	419
Recordati SPA	61,918	418
Banca Generali SPA	34,115	387
Piaggio & C SPA	143,540	344
Societa Iniziative Autostradali e Servizi SPA	48,856	330
* Unipol Gruppo Finanziario SPA	130,935	324
Interpump Group SPA	40,704	281
* Saras SPA	252,099	277
De'Longhi SPA	23,853	263
ERG SPA	35,109	246

	Banca Piccolo Credito Valtellinese Scarl	183,593	240
	MARR SPA	25,948	234
	CIR-Compagnie Industriali Riunite SPA	232,247	234
	Italcementi SPA	55,958	230
	ACEA SPA	41,668	222
*,^ Unipol Gruppo Finanziario SPA Prior Pfd.		184,191	221
	Italcementi SPA RSP	95,771	207
*	Ei Towers SPA	8,757	204
	Beni Stabili SPA	443,985	203
	Astaldi SPA	34,068	198
*	Safilo Group SPA	30,305	194
	Cofide SPA	388,884	190
	Brembo SPA	17,546	180
*	Milano Assicurazioni SPA	522,208	173
	Autostrada Torino-Milano SPA	26,252	170
*	Cam Finanziaria SPA	451,137	161
	Amplifon SPA	42,529	158
	Credito Emiliano SPA	42,786	145
	Trevi Finanziaria Industriale SPA	23,660	127
	Iren SPA	352,006	124
	Zignago Vetro SPA	20,621	117
*	Italmobiliare SPA	14,636	112
*	Gemina SPA	140,069	108
	Industria Macchine Automatiche SPA	6,571	106
	Falck Renewables SPA	97,198	105
	Esprinet SPA	24,928	96
*	DeA Capital SPA	54,287	85
	Banco di Desio e della Brianza SPA	41,533	83
*	Telecom Italia Media SPA	446,009	80
	Gruppo Editoriale L'Espresso SPA	95,893	75
*	Landi Renzo SPA	47,712	73
*,^ RCS MediaGroup SPA		119,535	70
*	Maire Tecnimont SPA	97,274	69
*	Snai SPA	66,555	69
*	Juventus Football Club SPA	290,159	67
^	Geox SPA	27,289	63
*	Ascopiave SPA	55,913	60
	Immobiliare Grande Distribuzione	62,539	59
	IMMSI SPA	102,006	56
*	Italmobiliare SPA	3,975	53
*	KME Group SPA	127,058	47
	Cementir Holding SPA	27,624	46
	Sogefi SPA	18,986	45
	Sabaf SPA	3,612	42
	SAES Getters SPA	4,350	26
	Indesit Co. SPA	2,849	10
*	Arnoldo Mondadori Editore SPA	8,442	9
*	Fondiaria-Sai SPA	1,573	2
			16,769
Japan (12.8%)
	Duskin Co. Ltd.	42,372	836
	Anritsu Corp.	66,829	826
	Horiba Ltd.	22,614	798
	KYORIN Holdings Inc.	35,674	777
^	Calbee Inc.	11,000	766
	FP Corp.	10,995	764
	Nihon Kohden Corp.	22,681	737

^	Shochiku Co. Ltd.	74,723	731
	NET One Systems Co. Ltd.	48,800	692
	Toho Holdings Co. Ltd.	35,018	687
	OSG Corp.	48,194	654
	Kaken Pharmaceutical Co. Ltd.	46,067	653
	Sankyu Inc.	174,014	651
	Hitachi Zosen Corp.	529,790	646
	Kiyo Holdings Inc.	459,965	644
	Maeda Road Construction Co. Ltd.	47,229	628
	Tokai Tokyo Financial Holdings Inc.	177,432	596
	Kyowa Exeo Corp.	57,790	593
	Ain Pharmaciez Inc.	9,300	582
	Megmilk Snow Brand Co. Ltd.	34,352	581
	Fuji Oil Co. Ltd.	46,098	581
	Okumura Corp.	169,213	579
	Tsubakimoto Chain Co.	103,250	578
	Sangetsu Co. Ltd.	22,732	558
	Miura Co. Ltd.	22,118	557
*	Oki Electric Industry Co. Ltd.	350,311	548
	Inaba Denki Sangyo Co. Ltd.	18,915	544
	Nifco Inc.	24,008	533
	Resorttrust Inc.	30,328	532
^	Zensho Holdings Co. Ltd.	41,361	529
	Cocokara fine Inc.	15,389	522
	Sumitomo Warehouse Co. Ltd.	113,208	512
	Maeda Corp.	105,306	504
	Arcs Co. Ltd.	22,800	501
	NOF Corp.	103,202	498
	Aica Kogyo Co. Ltd.	32,144	496
	MOS Food Services Inc.	24,310	487
	Wacom Co. Ltd.	218	485
	Fuyo General Lease Co. Ltd.	14,949	485
	Japan Airport Terminal Co. Ltd.	42,527	485
	Tadano Ltd.	70,807	482
	Tokyo Ohka Kogyo Co. Ltd.	22,673	477
	Nippo Corp.	40,000	477
	Hanwa Co. Ltd.	133,415	476
	Sanwa Holdings Corp.	113,637	476
	Nichi-iko Pharmaceutical Co. Ltd.	22,100	473
	Tamron Co. Ltd.	14,500	472
	Iwatani Corp.	122,740	463
	Nikkiso Co. Ltd.	40,565	463
	Toagosei Co. Ltd.	122,584	460
	Meitec Corp.	21,346	457
	Pola Orbis Holdings Inc.	14,000	456
	IBJ Leasing Co. Ltd.	18,101	455
	Ship Healthcare Holdings Inc.	17,200	450
	Toei Co. Ltd.	93,648	442
	Taikisha Ltd.	20,263	441
	Accordia Golf Co. Ltd.	671	439
^	Parco Co. Ltd.	34,600	438
	Yamanashi Chuo Bank Ltd.	104,311	438
	TS Tech Co. Ltd.	26,985	434
	Meidensha Corp.	117,919	432
*,^ Pioneer Corp.		157,713	431
	SCSK Corp.	31,780	429
	Bank of Okinawa Ltd.	10,104	427

IT Holdings Corp.	41,100	425
Fancl Corp.	34,804	424
Ariake Japan Co. Ltd.	19,600	420
Morinaga Milk Industry Co. Ltd.	115,678	420
Tokyo Seimitsu Co. Ltd.	27,023	420
Ryosan Co. Ltd.	22,679	419
Daiseki Co. Ltd.	24,987	418
Central Glass Co. Ltd.	113,015	418
Bank of Iwate Ltd.	9,924	417
Mizuno Corp.	79,782	414
Earth Chemical Co. Ltd.	11,315	413
Takasago Thermal Engineering Co. Ltd.	54,116	413
Nissin Kogyo Co. Ltd.	31,101	413
Toyo Ink SC Holdings Co. Ltd.	113,151	408
Daio Paper Corp.	67,454	407
Mirait Holdings Corp.	55,800	404
Tsuruha Holdings Inc.	6,252	404
Toyo Tire & Rubber Co. Ltd.	135,000	402
Mandom Corp.	15,679	401
* Aderans Co. Ltd.	33,209	401
Nachi-Fujikoshi Corp.	123,742	399
HIS Co. Ltd.	11,500	397
Itoham Foods Inc.	95,000	397
Xebio Co. Ltd.	18,108	394
Kureha Corp.	96,338	394
Noritz Corp.	22,735	392
SHO-BOND Holdings Co. Ltd.	13,200	392
Hogy Medical Co. Ltd.	8,050	390
Bank of the Ryukyus Ltd.	31,619	387
^ Colowide Co. Ltd.	47,500	385
^ Kadokawa Group Holdings Inc.	13,650	385
Topy Industries Ltd.	147,795	383
ADEKA Corp.	45,455	383
^ Penta-Ocean Construction Co. Ltd.	151,500	381
Nippon Soda Co. Ltd.	91,587	378
Seikagaku Corp.	36,064	375
Sanken Electric Co. Ltd.	100,469	372
GMO internet Inc.	73,800	370
Jaccs Co. Ltd.	115,000	370
Yamagata Bank Ltd.	90,426	369
Valor Co. Ltd.	22,300	363
Yodogawa Steel Works Ltd.	98,113	361
Makino Milling Machine Co. Ltd.	70,901	360
Geo Holdings Corp.	324	360
Saizeriya Co. Ltd.	23,521	360
Nippon Flour Mills Co. Ltd.	81,459	358
Oiles Corp.	18,490	358
Pigeon Corp.	8,200	357
Nichicon Corp.	43,987	357
Sanyo Special Steel Co. Ltd.	96,472	355
* Orient Corp.	263,500	354
So-net Entertainment Corp.	84	353
Fujitec Co. Ltd.	58,000	350
NSD Co. Ltd.	39,800	349
Toho Bank Ltd.	112,664	346
Kyoei Steel Ltd.	17,800	346
Asahi Diamond Industrial Co. Ltd.	30,022	346

Hitachi Kokusai Electric Inc.	52,542	345
Aomori Bank Ltd.	114,000	344
^ Akebono Brake Industry Co. Ltd.	78,657	343
Toyo Engineering Corp.	80,000	342
Nitto Kogyo Corp.	18,987	341
Daifuku Co. Ltd.	56,961	340
Joshin Denki Co. Ltd.	29,653	338
Futaba Corp.	22,680	337
Maruha Nichiro Holdings Inc.	226,348	337
Misawa Homes Co. Ltd.	23,100	337
Nisshin Oillio Group Ltd.	85,262	337
Nitto Boseki Co. Ltd.	113,738	335
Musashi Seimitsu Industry Co. Ltd.	19,515	334
Takara Standard Co. Ltd.	45,098	334
* Tokyo Dome Corp.	115,000	333
Aeon Delight Co. Ltd.	14,400	332
Nissan Shatai Co. Ltd.	30,211	331
Sintokogio Ltd.	34,900	329
TOC Co. Ltd.	62,300	329
Heiwado Co. Ltd.	22,800	328
Okamura Corp.	41,000	325
Sanyo Chemical Industries Ltd.	53,274	323
Daikyo Inc.	129,000	323
Unipres Corp.	12,200	323
Hokuto Corp.	16,424	321
Fuji Soft Inc.	20,721	321
Avex Group Holdings Inc.	21,100	320
Kyudenko Corp.	56,000	319
Sumitomo Light Metal Industries Ltd.	330,000	318
Mitsuboshi Belting Co. Ltd.	54,000	316
^ eAccess Ltd.	1,726	315
Saibu Gas Co. Ltd.	117,734	315
Daibiru Corp.	45,087	315
Toyo Tanso Co. Ltd.	11,310	314
Akita Bank Ltd.	114,000	311
Kitz Corp.	78,100	310
Nagaileben Co. Ltd.	20,500	310
Transcosmos Inc.	22,700	308
Japan Securities Finance Co. Ltd.	64,441	308
Nippon Light Metal Co. Ltd.	283,023	308
Keihin Corp.	22,949	307
Hokuetsu Kishu Paper Co. Ltd.	66,721	307
Toho Zinc Co. Ltd.	93,758	306
^ Yoshinoya Holdings Co. Ltd.	229	305
Nihon Unisys Ltd.	45,800	305
Okinawa Electric Power Co. Inc.	11,240	305
Doutor Nichires Holdings Co. Ltd.	24,337	304
Nihon Parkerizing Co. Ltd.	21,596	303
Sakata Seed Corp.	22,656	300
Iseki & Co. Ltd.	115,000	299
Daihen Corp.	96,759	298
Alpine Electronics Inc.	28,174	296
Tomy Co. Ltd.	47,617	295
^ Nichias Corp.	58,855	294
Cosmos Pharmaceutical Corp.	3,600	293
Nippon Signal Co. Ltd.	45,800	290
Nippon Suisan Kaisha Ltd.	125,862	290

TPR Co. Ltd.	20,100	289
Okamoto Industries Inc.	70,000	289
Tachi-S Co. Ltd.	17,600	289
Fuji Co. Ltd.	12,800	288
Amano Corp.	35,856	287
Eighteenth Bank Ltd.	114,000	287
Enplas Corp.	9,800	287
Miyazaki Bank Ltd.	114,932	285
Nishimatsu Construction Co. Ltd.	165,000	285
^ Bic Camera Inc.	534	284
Japan Wool Textile Co. Ltd.	42,189	284
Morinaga & Co. Ltd.	123,518	284
* Leopalace21 Corp.	84,400	282
TOMONY Holdings Inc.	69,400	282
Hosiden Corp.	47,567	279
Chiyoda Co. Ltd.	11,600	279
Mikuni Coca-Cola Bottling Co. Ltd.	32,200	278
Shinmaywa Industries Ltd.	56,000	278
Sankyo-Tateyama Holdings Inc.	153,000	278
Aichi Steel Corp.	73,029	277
Nitta Corp.	18,000	276
* Kanematsu Corp.	234,000	275
WATAMI Co. Ltd.	12,400	273
* Showa Corp.	35,500	272
Shikoku Bank Ltd.	113,003	271
Showa Sangyo Co. Ltd.	83,000	271
Mitsubishi Shokuhin Co. Ltd.	11,800	271
Heiwa Real Estate Co. Ltd.	116,000	270
Bank of Nagoya Ltd.	89,121	269
Bank of Saga Ltd.	114,000	268
Seiren Co. Ltd.	40,000	266
Toshiba Plant Systems & Services Corp.	21,524	265
Ehime Bank Ltd.	98,000	265
Nippon Densetsu Kogyo Co. Ltd.	26,403	263
Japan Aviation Electronics Industry Ltd.	32,000	262
TOKAI Holdings Corp.	54,500	258
Daiwabo Holdings Co. Ltd.	143,761	258
Chofu Seisakusho Co. Ltd.	11,600	256
^ Dr Ci:Labo Co. Ltd.	76	256
Denki Kogyo Co. Ltd.	54,400	255
Mitsui Sugar Co. Ltd.	77,000	255
Pilot Corp.	138	255
FCC Co. Ltd.	16,443	254
Nichiden Corp.	9,900	253
Aida Engineering Ltd.	42,400	252
Kappa Create Co. Ltd.	11,444	251
Fukui Bank Ltd.	112,769	250
CKD Corp.	39,900	250
AOKI Holdings Inc.	11,210	249
Kato Sangyo Co. Ltd.	13,200	249
Nitto Kohki Co. Ltd.	11,700	249
Itochu Enex Co. Ltd.	45,600	248
DCM Holdings Co. Ltd.	35,700	248
Moshi Moshi Hotline Inc.	23,100	248
Marudai Food Co. Ltd.	65,591	247
Prima Meat Packers Ltd.	133,000	244
Kurimoto Ltd.	84,000	243

Nippon Carbon Co. Ltd.	111,000	243
Oita Bank Ltd.	76,435	242
Kurabo Industries Ltd.	142,000	242
Nippon Denko Co. Ltd.	76,990	242
Nippon Beet Sugar Manufacturing Co. Ltd.	115,000	241
T-Gaia Corp.	118	241
* Furukawa Co. Ltd.	292,000	241
Canon Electronics Inc.	11,594	241
Kumiai Chemical Industry Co. Ltd.	50,000	240
Ricoh Leasing Co. Ltd.	10,406	239
Toa Corp. ( Tokyo Shares)	140,000	238
Monex Group Inc.	1,466	238
Star Micronics Co. Ltd.	25,300	236
Yamazen Corp.	33,500	236
JVC Kenwood Corp.	76,740	234
Kisoji Co. Ltd.	11,500	234
Shinko Plantech Co. Ltd.	25,100	231
Yachiyo Bank Ltd.	11,500	231
Megane TOP Co. Ltd.	20,100	231
Sekisui Jushi Corp.	22,000	230
NEC Networks & System Integration Corp.	13,600	229
Aiphone Co. Ltd.	11,800	228
EDION Corp.	47,133	227
Nihon Dempa Kogyo Co. Ltd.	19,000	227
^ Tsugami Corp.	35,000	226
Michinoku Bank Ltd.	114,000	226
Minato Bank Ltd.	124,000	224
ZERIA Pharmaceutical Co. Ltd.	13,000	222
Megachips Corp.	12,147	220
Oyo Corp.	20,700	220
Hokuetsu Bank Ltd.	115,000	219
* Unitika Ltd.	442,000	219
Okasan Securities Group Inc.	62,000	218
Alpen Co. Ltd.	11,500	217
Kintetsu World Express Inc.	7,000	216
Fuji Seal International Inc.	11,500	216
Osaka Steel Co. Ltd.	12,800	215
Nippon Konpo Unyu Soko Co. Ltd.	18,000	215
Chudenko Corp.	22,700	214
Izumiya Co. Ltd.	42,969	214
Fujimi Inc.	15,147	213
Noritake Co. Ltd.	85,000	213
Sakai Chemical Industry Co. Ltd.	69,000	212
Press Kogyo Co. Ltd.	48,000	212
Sato Holdings Corp.	13,600	212
Asahi Holdings Inc.	12,300	212
Mitsui-Soko Co. Ltd.	61,762	210
Ryobi Ltd.	80,435	209
Senshukai Co. Ltd.	33,000	207
Tokyo Tomin Bank Ltd.	22,900	207
Godo Steel Ltd.	107,000	206
Iino Kaiun Kaisha Ltd.	49,700	206
Okabe Co. Ltd.	33,900	205
Sanki Engineering Co. Ltd.	37,767	203
Toridoll.corp	11,600	201
United Arrows Ltd.	7,600	199
San-A Co. Ltd.	5,322	198

Dydo Drinco Inc.	4,244	198
Sanden Corp.	63,000	198
Trusco Nakayama Corp.	10,200	197
* Seiko Holdings Corp.	72,291	196
Vital KSK Holdings Inc.	19,800	195
Nichii Gakkan Co.	20,800	194
DTS Corp.	15,000	193
Japan Drilling Co. Ltd.	6,400	193
* Mitsubishi Paper Mills Ltd.	229,000	192
Morita Holdings Corp.	26,154	192
Toyo Construction Co. Ltd.	226,000	192
Nippon Shinyaku Co. Ltd.	15,571	191
Max Co. Ltd.	17,000	191
Yuasa Trading Co. Ltd.	102,000	190
Milbon Co. Ltd.	6,050	190
Kinugawa Rubber Industrial Co. Ltd.	30,000	190
Koa Corp.	21,300	189
Ministop Co. Ltd.	10,800	189
Bando Chemical Industries Ltd.	53,000	188
Riken Corp.	48,000	186
Atsugi Co. Ltd.	156,000	185
* Fujiya Co. Ltd.	74,000	185
Token Corp.	4,230	185
* Chiba Kogyo Bank Ltd.	34,100	184
Yorozu Corp.	12,300	182
Gunze Ltd.	69,079	182
Towa Pharmaceutical Co. Ltd.	3,100	181
Toyo Kanetsu KK	80,000	178
Totetsu Kogyo Co. Ltd.	14,000	178
Ryoyo Electro Corp.	16,942	177
Tsutsumi Jewelry Co. Ltd.	7,500	176
^ Topcon Corp.	24,546	175
Sanyo Denki Co. Ltd.	28,000	175
Eizo Nanao Corp.	9,000	175
Paramount Bed Holdings Co. Ltd.	5,700	172
Foster Electric Co. Ltd.	11,285	172
^ Sodick Co. Ltd.	34,900	171
* Nippon Chemi-Con Corp.	76,696	171
Idec Corp.	19,100	170
Toyo Corp.	15,317	170
Nippon Gas Co. Ltd.	13,000	170
Coca-Cola Central Japan Co. Ltd.	13,200	170
* Aiful Corp.	100,000	169
Kohnan Shoji Co. Ltd.	14,200	169
Nakamuraya Co. Ltd.	34,707	169
Tokyo Rope Manufacturing Co. Ltd.	107,000	168
Kyokuto Kaihatsu Kogyo Co. Ltd.	18,600	166
Takuma Co. Ltd.	38,000	166
SWCC Showa Holdings Co. Ltd.	197,000	165
Tokyu Livable Inc.	14,000	163
Shimizu Bank Ltd.	6,200	163
Descente Ltd.	26,000	162
* JFE Shoji Trade Corp.	45,000	160
Hibiya Engineering Ltd.	14,300	160
^ Daikokutenbussan Co. Ltd.	5,700	160
Ines Corp.	26,500	159
Nippon Koei Co. Ltd.	44,000	159

	Fujitsu General Ltd.	19,000	159
	Roland Corp.	20,400	158
*	Clarion Co. Ltd.	85,000	158
*	Janome Sewing Machine Co. Ltd.	197,000	158
	CREATE SD HOLDINGS Co. Ltd.	5,706	157
	Kentucky Fried Chicken Japan Ltd.	6,000	157
	Sankyo Seiko Co. Ltd.	45,097	156
	Wood One Co. Ltd.	51,000	156
	Gurunavi Inc.	13,400	155
	Nippon Thompson Co. Ltd.	36,000	155
	Kitagawa Iron Works Co. Ltd.	87,000	155
	T RAD Co. Ltd.	47,000	153
	Shin-Etsu Polymer Co. Ltd.	36,000	153
	NEC Mobiling Ltd.	4,200	153
	Nissin Electric Co. Ltd.	24,000	153
	Komori Corp.	25,300	152
	Mimasu Semiconductor Industry Co. Ltd.	19,400	151
	Melco Holdings Inc.	7,400	150
	Mitsuba Corp.	23,000	150
	GROWELL HOLDINGS Co. Ltd.	4,100	149
	PGM Holdings K K	197	149
	Paris Miki Holdings Inc.	24,100	149
	Round One Corp.	29,000	149
	Tatsuta Electric Wire and Cable Co. Ltd.	23,000	149
*,^ Matsuya Co. Ltd.		16,700	147
	ASKUL Corp.	11,800	146
	France Bed Holdings Co. Ltd.	68,000	145
	FIDEA Holdings Co. Ltd.	75,300	145
	Nagano Bank Ltd.	78,000	144
	TKC Corp.	7,049	144
	Taiko Pharmaceutical Co. Ltd.	15,200	143
	Kuroda Electric Co. Ltd.	12,200	142
	Nippon Chemiphar Co. Ltd.	26,000	142
*	Ishihara Sangyo Kaisha Ltd.	177,000	141
	Nippon Steel Trading Co. Ltd.	54,000	141
	Riso Kagaku Corp.	8,500	141
	SMK Corp.	47,000	141
	Paltac Corp.	9,900	141
	Kato Works Co. Ltd.	30,205	140
	Sanyo Shokai Ltd.	42,423	140
	Daido Metal Co. Ltd.	15,000	140
	Fuji Kyuko Co. Ltd.	22,000	140
	Kamei Corp.	15,000	140
	OBIC Business Consultants Ltd.	2,650	139
	Taiyo Holdings Co. Ltd.	5,500	139
	Okuwa Co. Ltd.	10,000	138
	Fujicco Co. Ltd.	11,205	138
	Dai-Dan Co. Ltd.	24,000	137
	Honeys Co. Ltd.	7,390	136
	Tsukishima Kikai Co. Ltd.	16,000	135
	KEY Coffee Inc.	7,193	135
*	Kenedix Inc.	1,018	134
	Higashi-Nippon Bank Ltd.	61,138	133
	Arnest One Corp.	9,700	133
	Mars Engineering Corp.	5,800	132
^	Atom Corp.	28,400	132
	Asahi Intecc Co. Ltd.	4,800	131

	Japan Vilene Co. Ltd.	30,889	131
	Nihon M&A Center Inc.	4,400	130
	Nippon Synthetic Chemical Industry Co. Ltd.	22,000	130
	Organo Corp.	19,000	129
	Daisan Bank Ltd.	71,037	129
	Seika Corp.	45,000	129
	Denyo Co. Ltd.	11,200	129
	Nippon Seiki Co. Ltd.	13,000	128
	Towa Bank Ltd.	128,000	127
	Macromill Inc.	11,500	126
^	Ringer Hut Co. Ltd.	9,300	126
	Konishi Co. Ltd.	9,000	126
	Torii Pharmaceutical Co. Ltd.	5,700	125
	Mitsui Matsushima Co. Ltd.	81,000	125
	Plenus Co. Ltd.	6,600	124
	Yokohama Reito Co. Ltd.	15,800	124
	Nippon Kanzai Co. Ltd.	6,593	124
	Taihei Dengyo Kaisha Ltd.	18,000	123
*,^ Daiei Inc.		53,500	123
	Sasebo Heavy Industries Co. Ltd.	115,000	122
	Asahi Organic Chemicals Industry Co. Ltd.	49,555	122
	Chugoku Marine Paints Ltd.	25,000	122
	Tsukuba Bank Ltd.	35,700	121
	Rock Field Co. Ltd.	6,434	121
	Yellow Hat Ltd.	7,500	121
	Toshiba Machine Co. Ltd.	29,000	120
	Belluna Co. Ltd.	14,900	119
	Arc Land Sakamoto Co. Ltd.	7,900	119
	Hamakyorex Co. Ltd.	3,500	118
	Asahi Co. Ltd.	7,100	117
	UKC Holdings Corp.	9,500	116
	Toa Corp.	17,000	115
	Senko Co. Ltd.	26,000	115
	AOC Holdings Inc.	35,100	115
	kabu.com Securities Co. Ltd.	38,200	115
	Ichiyoshi Securities Co. Ltd.	23,500	114
	Yaoko Co. Ltd.	3,100	114
	Inabata & Co. Ltd.	18,500	114
	Krosaki Harima Corp.	54,000	114
	Kanamoto Co. Ltd.	10,000	113
	Takasago International Corp.	23,000	113
	Marusan Securities Co. Ltd.	34,295	113
*	Japan Radio Co. Ltd.	53,000	112
	Pronexus Inc.	18,735	112
	Nippon Road Co. Ltd.	29,000	112
	Rhythm Watch Co. Ltd.	70,000	111
	Ohsho Food Service Corp.	4,474	111
	Achilles Corp.	82,000	111
*	Futaba Industrial Co. Ltd.	23,600	110
	Shizuoka Gas Co. Ltd.	17,000	110
^	Shinwa Co. Ltd.	9,300	110
	Sanoh Industrial Co. Ltd.	13,800	110
	Mitsubishi Steel Manufacturing Co. Ltd.	52,000	110
	Japan Transcity Corp.	32,192	109
	Kita-Nippon Bank Ltd.	4,000	109
	Kyodo Printing Co. Ltd.	42,000	109
	Shibusawa Warehouse Co. Ltd.	38,549	108

Nichiha Corp.	9,400	108
Nohmi Bosai Ltd.	17,000	108
Furukawa-Sky Aluminum Corp.	40,000	107
Cosel Co. Ltd.	8,100	107
Aisan Industry Co. Ltd.	13,200	107
Maezawa Kasei Industries Co. Ltd.	9,600	106
St. Marc Holdings Co. Ltd.	2,800	106
Nihon Nohyaku Co. Ltd.	24,000	105
Kyokuto Securities Co. Ltd.	14,500	105
ESPEC Corp.	11,408	105
Mitsuuroko Holdings Co. Ltd.	15,700	104
Tenma Corp.	11,000	104
Mitsubishi Pencil Co. Ltd.	6,100	104
Daiichi Jitsugyo Co. Ltd.	22,000	104
Royal Holdings Co. Ltd.	8,800	104
Sumikin Bussan Corp.	43,000	104
Nishimatsuya Chain Co. Ltd.	12,200	104
* Tobishima Corp.	100,700	104
Internet Initiative Japan Inc.	24	103
Chori Co. Ltd.	82,000	103
As One Corp.	4,800	103
Kyokuyo Co. Ltd.	43,000	103
Cawachi Ltd.	5,100	103
Tsurumi Manufacturing Co. Ltd.	13,000	103
Ai Holdings Corp.	18,500	103
Takamatsu Construction Group Co. Ltd.	5,900	102
JSP Corp.	6,900	102
Sinfonia Technology Co. Ltd.	48,000	101
Sakata INX Corp.	21,000	101
Doshisha Co. Ltd.	3,500	101
Zappallas Inc.	113	101
Tomoku Co. Ltd.	35,000	101
Koatsu Gas Kogyo Co. Ltd.	16,000	101
Axell Corp.	4,700	101
Fujimori Kogyo Co. Ltd.	5,100	100
Daiwa Industries Ltd.	21,000	100
* Komatsu Seiren Co. Ltd.	21,000	100
Mie Bank Ltd.	45,104	99
BML Inc.	3,700	99
Modec Inc.	5,500	99
Nippon Ceramic Co. Ltd.	7,000	99
Pal Co. Ltd.	1,800	99
Gakken Holdings Co. Ltd.	47,000	99
Tecmo Koei Holdings Co. Ltd.	12,600	99
Takihyo Co. Ltd.	18,000	98
Shikoku Chemicals Corp.	18,000	98
Siix Corp.	8,100	97
Kanto Denka Kogyo Co. Ltd.	32,000	97
Uniden Corp.	41,000	97
Kasumi Co. Ltd.	13,700	97
Raito Kogyo Co. Ltd.	22,500	96
Daiso Co. Ltd.	33,000	96
Obara Group Inc.	8,300	96
Toenec Corp.	18,000	96
Eiken Chemical Co. Ltd.	7,100	96
Tokyotokeiba Co. Ltd.	70,000	95
Piolax Inc.	4,500	95

*,^ Sagami Chain Co. Ltd.	12,000	95
Goldcrest Co. Ltd.	6,180	95
Yushin Precision Equipment Co. Ltd.	5,100	95
Zenrin Co. Ltd.	10,000	95
T Hasegawa Co. Ltd.	7,200	95
J-Oil Mills Inc.	33,000	95
Aichi Bank Ltd.	1,900	94
Matsuya Foods Co. Ltd.	5,000	94
Fuso Pharmaceutical Industries Ltd.	31,000	94
Eagle Industry Co. Ltd.	12,000	94
Taihei Kogyo Co. Ltd.	20,000	93
Kanaden Corp.	15,000	93
Mitsui Home Co. Ltd.	17,000	93
Neturen Co. Ltd.	12,700	93
Keiyo Co. Ltd.	15,000	93
Yokogawa Bridge Holdings Corp.	13,000	92
San-Ai Oil Co. Ltd.	19,000	92
Maruetsu Inc.	25,000	92
Katakura Industries Co. Ltd.	11,000	91
Nishio Rent All Co. Ltd.	7,600	91
Fuji Electronics Co. Ltd.	6,700	91
NEC Fielding Ltd.	7,300	91
CMK Corp.	25,700	90
Warabeya Nichiyo Co. Ltd.	5,200	90
Hisaka Works Ltd.	11,000	90
Matsuda Sangyo Co. Ltd.	6,200	90
Hokkaido Gas Co. Ltd.	28,000	90
Tochigi Bank Ltd.	28,000	90
Takiron Co. Ltd.	28,000	89
Ryoden Trading Co. Ltd.	15,000	89
Nissin Corp.	33,000	89
Chugai Ro Co. Ltd.	31,000	89
Arakawa Chemical Industries Ltd.	10,700	89
*,^ Best Denki Co. Ltd.	46,000	88
Nagatanien Co. Ltd.	9,000	88
Maruwa Co. Ltd.	3,100	88
Ichibanya Co. Ltd.	3,000	88
Toda Kogyo Corp.	20,000	88
Tokyo Rakutenchi Co. Ltd.	23,000	87
Panasonic Industrial Devices SUNX Co. Ltd.	19,100	87
ASKA Pharmaceutical Co. Ltd.	16,000	87
Nissen Holdings Co. Ltd.	20,700	87
Pacific Industrial Co. Ltd.	15,000	86
Union Tool Co.	5,800	86
ST Corp.	7,500	86
Topre Corp.	9,400	86
Yonekyu Corp.	9,100	85
Nippon Valqua Industries Ltd.	31,000	85
Bunka Shutter Co. Ltd.	19,000	85
Pack Corp.	5,000	85
Kaga Electronics Co. Ltd.	8,200	85
* Advan Co. Ltd.	8,000	84
Osaki Electric Co. Ltd.	11,000	84
Riken Technos Corp.	30,000	84
EPS Corp.	31	84
Chukyo Bank Ltd.	39,000	84
Dunlop Sports Co. Ltd.	7,000	84

*	Toko Inc.	32,000	84
	Nidec Copal Electronics Corp.	15,200	84
	Japan Digital Laboratory Co. Ltd.	7,500	83
	Onoken Co. Ltd.	10,000	83
*	Kitano Construction Corp.	38,000	82
*	Kyoto Kimono Yuzen Co. Ltd.	7,000	82
	Daidoh Ltd.	12,000	82
	Maruzen Showa Unyu Co. Ltd.	25,000	81
	Sinanen Co. Ltd.	19,000	81
	Maezawa Kyuso Industries Co. Ltd.	5,900	81
	Japan Pulp & Paper Co. Ltd.	24,000	80
*	Fudo Tetra Corp.	57,900	80
	Daisyo Corp.	6,000	80
	Japan Cash Machine Co. Ltd.	10,700	80
^	Takaoka Electric Manufacturing Co. Ltd.	42,000	80
*	Oenon Holdings Inc.	32,000	80
	Nippon Coke & Engineering Co. Ltd.	65,500	79
	U-Shin Ltd.	12,600	79
*	Starzen Co. Ltd.	28,000	79
	CAC Corp.	10,000	79
	Fujita Kanko Inc.	24,000	78
	Dai-ichi Seiko Co. Ltd.	4,600	78
	Toyo Kohan Co. Ltd.	24,000	78
*	Kanematsu Electronics Ltd.	7,000	77
^	Dwango Co. Ltd.	51	77
	Olympic Corp.	7,800	77
	Yushiro Chemical Industry Co. Ltd.	7,700	77
	Sanshin Electronics Co. Ltd.	10,400	77
*	Hitachi Tool Engineering Ltd.	7,000	76
	Shinko Shoji Co. Ltd.	8,800	76
*,^ Daiichi Chuo KK		75,000	76
	Fujikura Kasei Co. Ltd.	16,000	75
	Itochu-Shokuhin Co. Ltd.	2,000	74
	Nittetsu Mining Co. Ltd.	20,000	74
*	Tokyo Tekko Co. Ltd.	23,000	74
	Shindengen Electric Manufacturing Co. Ltd.	25,000	73
	Toyo Securities Co. Ltd.	43,000	73
	Nidec Copal Corp.	8,500	73
	Sekisui Plastics Co. Ltd.	24,000	73
	Gulliver International Co. Ltd.	2,390	73
	Uchida Yoko Co. Ltd.	25,000	72
	Nidec-Tosok Corp.	8,800	72
	Nice Holdings Inc.	30,000	71
	Hakuto Co. Ltd.	7,000	71
	Taiho Kogyo Co. Ltd.	6,600	71
	Chiyoda Integre Co. Ltd.	6,000	71
	Tokyu Construction Co. Ltd.	37,000	70
	Toho Co. Ltd.	18,000	69
	Tekken Corp.	48,000	68
	Shimojima Co. Ltd.	5,600	68
	Chuetsu Pulp & Paper Co. Ltd.	38,000	68
	Nomura Co. Ltd.	21,000	67
	NEC Capital Solutions Ltd.	5,000	67
	Toli Corp.	34,101	67
	Information Services International-Dentsu Ltd.	8,000	67
	Tokyu Community Corp.	2,000	66
	Icom Inc.	3,000	66

Yomiuri Land Co. Ltd.	21,000	66
* Nippon Denwa Shisetsu Co. Ltd.	21,000	66
^ V Technology Co. Ltd.	28	66
Sala Corp.	10,000	66
* Tomen Electronics Corp.	5,000	66
Kyosan Electric Manufacturing Co. Ltd.	16,000	65
Kinki Sharyo Co. Ltd.	18,000	65
Yusen Logistics Co. Ltd.	5,700	65
Kyoritsu Maintenance Co. Ltd.	3,000	65
Airport Facilities Co. Ltd.	14,000	64
Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	21,000	64
Iida Home Max	7,000	64
Corona Corp.	5,000	63
Macnica Inc.	3,000	63
* Sumitomo Mitsui Construction Co. Ltd.	93,400	63
Shin-Keisei Electric Railway Co. Ltd.	14,000	63
* Mitsui High-Tec Inc.	13,000	62
Toyo Wharf & Warehouse Co. Ltd.	38,000	61
Kourakuen Corp.	4,000	61
Right On Co. Ltd.	7,000	59
* Kumagai Gumi Co. Ltd.	63,000	59
Nihon Yamamura Glass Co. Ltd.	27,000	59
* Hokkan Holdings Ltd.	21,000	59
* YAMABIKO Corp.	5,000	59
* Nippon Yakin Kogyo Co. Ltd.	57,000	58
Juki Corp.	38,000	56
Zuken Inc.	7,600	56
Nippon Sharyo Ltd.	16,000	56
* Chuo Spring Co. Ltd.	16,000	56
Aichi Corp.	12,200	55
Sumitomo Precision Products Co. Ltd.	11,000	55
* NS United Kaiun Kaisha Ltd.	41,000	54
Tamura Corp.	23,000	54
Tocalo Co. Ltd.	3,800	53
Hitachi Medical Corp.	4,000	52
Alpha Systems Inc.	4,000	51
Kura Corp.	3,700	51
* Iwasaki Electric Co. Ltd.	29,000	51
Hosokawa Micron Corp.	10,000	50
Ohara Inc.	5,600	49
^ Kojima Co. Ltd.	15,100	49
Torishima Pump Manufacturing Co. Ltd.	5,000	48
Gun-Ei Chemical Industry Co. Ltd.	18,000	47
Kanto Natural Gas Development Ltd.	9,000	46
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,000	44
Hodogaya Chemical Co. Ltd.	16,000	43
Okura Industrial Co. Ltd.	19,000	43
Teikoku Electric Manufacturing Co. Ltd.	2,300	42
Daiken Corp.	16,000	41
Meisei Industrial Co. Ltd.	15,000	41
Yurtec Corp.	11,000	40
Elematec Corp.	2,800	38
Mitsubishi Kakoki Kaisha Ltd.	22,000	37
Namura Shipbuilding Co. Ltd.	11,700	36
Arisawa Manufacturing Co. Ltd.	13,900	36
Hokuriku Electric Industry Co. Ltd.	32,000	35
* FDK Corp.	33,000	34

	Sumitomo Seika Chemicals Co. Ltd.	9,000	34
	Nippon Chemical Industrial Co. Ltd.	24,000	34
	Jeol Ltd.	15,000	33
*,^ Nippon Metal Industry Co. Ltd.		46,000	28
*	Shibaura Mechatronics Corp.	13,000	25
	Yahagi Construction Co. Ltd.	5,200	23
*	Nakayama Steel Works Ltd.	37,000	20
	Tv Tokyo Holdings Corp.	900	10
	Stella Chemifa Corp.	500	9
			146,978
Luxembourg (0.1%)
	Samsonite International SA	468,200	792

Malaysia (1.4%)
*	Sapurakencana Petroleum Bhd.	1,580,459	1,237
	Dialog Group Bhd.	1,096,743	838
	Genting Plantations Bhd.	253,273	763
	Multi-Purpose Holdings Bhd.	667,144	754
	Kulim Malaysia Bhd.	396,236	653
	IGB Corp. Bhd.	744,673	651
	Affin Holdings Bhd.	509,200	592
	Media Prima Bhd.	671,940	515
	Bursa Malaysia Bhd.	249,336	500
	Berjaya Corp. Bhd.	2,115,371	492
	Top Glove Corp. Bhd.	287,679	492
	DRB-Hicom Bhd.	572,727	470
	Carlsberg Brewery Malaysia Bhd.	121,000	457
	KLCC Property Holdings Bhd.	272,799	443
	Boustead Holdings Bhd.	232,842	409
	Malaysian Resources Corp. Bhd.	665,769	383
	Malaysia Airports Holdings Bhd.	211,977	376
	Mah Sing Group Bhd.	468,500	333
	WCT Bhd.	410,043	330
	TAN Chong Motor Holdings Bhd.	225,898	320
	Hartalega Holdings Bhd.	225,600	317
	Eastern & Oriental Bhd.	648,400	316
	IJM Land Bhd.	343,100	274
	KPJ Healthcare Bhd.	143,700	271
	QL Resources Bhd.	259,200	265
*	Malaysian Airline System Bhd.	757,500	256
	Wah Seong Corp. Bhd.	391,736	234
	MSM Malaysia Holdings Bhd.	142,100	230
	HAP Seng Consolidated Bhd.	413,500	228
	OSK Holdings Bhd.	470,881	216
	Tradewinds Malaysia Bhd.	79,700	214
*	Mulpha International Bhd.	1,519,700	206
	Supermax Corp. Bhd.	289,950	202
*	POS Malaysia Bhd.	186,300	173
	Lion Industries Corp. Bhd.	425,900	152
	TA Enterprise Bhd.	849,900	145
*	Puncak Niaga Holding Bhd.	252,500	108
	Mudajaya Group Bhd.	114,100	91
*	Perdana Petroleum Bhd.	413,500	90
	Unisem M Bhd.	213,580	88
	Maybank Kim Eng Securities Thailand PCL	197,500	85
*	Scomi Group Bhd.	1,072,000	73
*	KNM Group Bhd.	356,646	71

	Muhibbah Engineering M Bhd.	235,900	69
	Malaysian Bulk Carriers Bhd.	123,200	63
*	Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	46,729	18
*	Dialog Group Bhd. Warrants Exp. 02/15/2017	91,395	17
*	WCT Bhd. Warrants Exp. 02/24/2016	73,268	10
*	Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	22,560	9
*	Sunway Bhd. Warrants Exp. 08/17/2016	38,197	6
*	Perdana Petroleum Bhd. Warrants Exp. 10/26/2015	25,612	3
*	Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	2
			15,510
Mexico (1.0%)
	Grupo Aeroportuario del Sureste SAB de CV Class B	193,219	1,723
	Grupo Aeroportuario del Pacifico SAB de CV Class B	307,607	1,209
*	Genomma Lab Internacional SAB de CV Class B	519,593	1,048
	Compartamos SAB de CV	799,340	804
	Bolsa Mexicana de Valores SAB de CV	381,431	729
*	Industrias CH SAB de CV Class B	138,872	700
	TV Azteca SAB de CV	1,055,754	699
*	Empresas ICA SAB de CV	352,400	586
	Controladora Comercial Mexicana SAB de CV	226,800	512
	Grupo Comercial Chedraui SA de CV	183,831	482
*	OHL Mexico SAB de CV	309,400	469
	Grupo Aeroportuario del Centro Norte Sab de CV	174,236	367
*	Gruma SAB de CV Class B	122,400	320
*	Desarrolladora Homex SAB de CV	143,700	283
*	Grupo Simec SAB de CV Class B	69,115	230
*	Corp GEO SAB de CV	215,000	226
*	Urbi Desarrollos Urbanos SAB de CV	313,585	183
*	Consorcio ARA SAB de CV	630,510	175
*	Axtel SAB de CV	540,466	82
			10,827
Netherlands (1.3%)
	Nutreco NV	23,132	1,661
	Royal Imtech NV	60,695	1,548
	ASM International NV	37,812	1,434
	Aalberts Industries NV	73,038	1,153
	Delta Lloyd NV	82,185	1,072
	Eurocommercial Properties NV	27,498	928
	Wereldhave NV	14,477	760
	Arcadis NV	31,820	663
	CSM	39,719	593
	TKH Group NV	26,387	533
	Mediq NV	42,947	453
	Vastned Retail NV	11,845	451
	Koninklijke Ten Cate NV	17,515	410
	Unit4 NV	16,031	373
	Nieuwe Steen Investments NV	41,812	360
	BinckBank NV	54,070	359
	USG People NV	53,169	352
	Sligro Food Group NV	13,757	318
	Koninklijke BAM Groep NV	113,464	297
	Brunel International NV	6,455	246
	Beter Bed Holding NV	12,085	217
	Accell Group	11,433	191
*,^ TomTom NV		41,202	165
*	Grontmij	56,856	156

	Koninklijke Wessanen NV	49,521	125
	Heijmans NV	14,687	116
*	AMG Advanced Metallurgical Group NV	14,017	115
	KAS Bank NV	5,839	50
*,^ SNS REAAL NV		28,961	36
*	Kardan NV	39,139	32
			15,167
New Zealand (0.3%)
	Infratil Ltd.	332,922	563
	Goodman Property Trust	511,104	418
	Freightways Ltd.	131,960	413
	AMP NZ Office Ltd.	386,275	309
	Nuplex Industries Ltd.	141,729	290
*	Fisher & Paykel Appliances Holdings Ltd.	592,157	270
	Tower Ltd.	175,020	240
	New Zealand Oil & Gas Ltd.	351,155	231
	Mainfreight Ltd.	22,501	170
	Vital Healthcare Property Trust	143,015	142
			3,046
Norway (1.5%)
	Petroleum Geo-Services ASA	140,292	2,053
	TGS Nopec Geophysical Co. ASA	66,262	1,937
	Schibsted ASA	54,366	1,663
*	Marine Harvest ASA	1,765,537	1,176
	ProSafe SE	143,080	1,044
*	DNO International ASA	651,022	861
*	Algeta ASA	28,652	781
	Tomra Systems ASA	96,715	760
	Kongsberg Gruppen AS	36,947	703
	Fred Olsen Energy ASA	17,704	669
	Cermaq ASA	48,611	576
	Atea ASA	59,854	500
*	Dockwise Ltd.	28,464	486
	SpareBank 1 SMN	83,500	440
	Norwegian Property ASA	312,201	437
	Opera Software ASA	60,733	417
	Stolt-Nielsen Ltd.	17,994	317
	BW Offshore Ltd.	338,998	311
*	Songa Offshore SE	122,283	292
*	Nordic Semiconductor ASA	105,761	271
*	Siem Offshore Inc.	143,097	217
	Austevoll Seafood ASA	51,932	215
*	Archer Ltd.	114,026	200
*	Norwegian Air Shuttle AS	11,032	198
	Leroey Seafood Group ASA	11,238	192
	Pronova BioPharma ASA	108,875	168
^	Frontline Ltd.	39,891	151
*	Norwegian Energy Co. AS	151,618	138
	Golden Ocean Group Ltd.	179,837	133
*,^ Renewable Energy Corp. ASA		339,991	118
*,^ Norske Skogindustrier ASA		135,282	92
			17,516
Philippines (0.7%)
	International Container Terminal Services Inc.	488,795	848
	Metro Pacific Investments Corp.	7,894,975	787
	Philex Mining Corp.	1,413,481	754

	Universal Robina Corp.	536,469	753
*	Philippine National Bank	411,960	738
	Semirara Mining Corp. Class A	121,515	651
	Robinsons Land Corp.	1,124,300	523
*	First Gen Corp.	903,430	415
*	Lepanto Consolidated Mining	12,500,000	411
	Security Bank Corp.	116,490	393
	Manila Water Co. Inc.	622,270	388
*	Belle Corp.	2,440,000	293
	Megaworld Corp.	5,357,906	289
	Filinvest Land Inc.	7,331,900	239
	First Philippine Holdings Corp.	126,580	234
	Cebu Air Inc.	119,730	197
	Vista Land & Lifescapes Inc.	1,825,000	192
*	Atlas Consolidated Mining & Development	357,800	149
			8,254
Poland (0.5%)
*	Kernel Holding SA	35,545	741
^	Asseco Poland SA	51,645	701
	Lubelski Wegiel Bogdanka SA	16,366	595
	Eurocash SA	46,491	543
*	Cyfrowy Polsat SA	111,551	488
*	Netia SA	249,470	444
*	Grupa Lotos SA	49,570	387
*	Bank Millennium SA	244,436	255
	Warsaw Stock Exchange	20,161	205
*	Boryszew SA	939,998	149
	Budimex SA	8,493	142
*	Globe Trade Centre SA	70,248	131
*,^ Getin Holding SA		234,401	115
*	Ciech SA	18,873	90
*,^ Bioton SA		4,718,863	83
^	Polimex-Mostostal SA	311,510	60
	Agora SA	24,003	58
*	Rovese SA	93,182	57
^	PBG SA	9,461	19
			5,263
Portugal (0.2%)
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	189,414	480
^	Sonae	710,651	376
	Portucel Empresa Produtora de Pasta e Papel SA	146,232	359
*,^ Banco BPI SA		421,183	260
	Semapa-Sociedade de Investimento e Gestao	39,611	243
	Mota-Engil SGPS SA	92,718	116
	REN - Redes Energeticas Nacionais SA	44,691	110
^	Altri SGPS SA	56,620	79
	Sonaecom - SGPS SA	33,082	50
*	BANIF SGPS SA	248,678	40
			2,113
Russia (0.1%)
	Acron JSC	9,423	408
*	OGK-1 OAO	14,148,000	278
	OGK-2 OAO	18,997,639	257
			943
Singapore (1.7%)
	Suntec REIT	1,380,510	1,600

	SATS Ltd.	553,878	1,145
	Mapletree Logistics Trust	1,203,278	979
	CDL Hospitality Trusts	535,181	880
*	Biosensors International Group Ltd.	820,004	807
	Mapletree Industrial Trust	696,000	727
	Mapletree Commercial Trust	788,000	676
	Fortune REIT	943,836	672
*,^ LionGold Corp. Ltd.		515,691	526
^	Hyflux Ltd.	421,286	468
	Cambridge Industrial Trust	943,635	454
^	Sakari Resources Ltd.	417,116	436
	Ascott Residence Trust	434,882	427
	STX OSV Holdings Ltd.	330,000	414
^	K-REIT Asia	460,650	410
	Cache Logistics Trust	448,241	397
	Parkway Life REIT	232,485	365
	Super Group Ltd. (Singapore)	220,000	354
	GMG Global Ltd.	3,654,000	348
	First Resources Ltd.	227,629	347
	Raffles Medical Group Ltd.	173,000	344
1	ARA Asset Management Ltd.	301,100	336
*	Ezra Holdings Ltd.	425,902	336
	CapitaRetail China Trust	277,000	319
	Goodpack Ltd.	227,495	315
^	Frasers Commercial Trust	347,200	304
	OSIM International Ltd.	310,000	303
	Lippo Malls Indonesia Retail Trust	884,000	294
^	Frasers Centrepoint Trust	194,000	280
	Sabana Shari'ah Compliant Industrial REIT	340,000	275
	CSE Global Ltd.	398,759	273
	First REIT	351,000	268
	Cityspring Infrastructure Trust	785,000	265
	Ascendas India Trust	393,662	245
	Tat Hong Holdings Ltd.	289,000	229
	United Engineers Ltd.	121,000	221
	Ezion Holdings Ltd.	291,000	219
*	Tiger Airways Holdings Ltd.	389,000	218
	AIMS AMP Capital Industrial REIT	210,400	217
	Hi-P International Ltd.	360,000	213
	Ho Bee Investment Ltd.	194,635	194
	GuocoLeisure Ltd.	415,000	191
*,^ Gallant Venture Ltd.		837,000	187
^	Raffles Education Corp. Ltd.	551,366	174
	UOB-Kay Hian Holdings Ltd.	117,000	152
*	Synear Food Holdings Ltd.	1,392,000	149
	Midas Holdings Ltd.	506,847	148
	Sound Global Ltd.	294,000	145
	Starhill Global REIT	234,000	133
	Perennial China Retail Trust	311,000	122
*	Ying Li International Real Estate Ltd.	477,000	116
	China XLX Fertiliser Ltd.	264,000	70
*	Oceanus Group Ltd.	1,452,000	65
	First Ship Lease Trust	329,000	40
	China Fishery Group Ltd.	59,330	37
*	Swiber Holdings Ltd.	75,000	35
			19,864

South Africa (0.5%)
	Vukile Property Fund Ltd.	262,913	598
	Omnia Holdings Ltd.	44,284	589
	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,302,543	568
	Emira Property Fund	319,106	505
*	Super Group Ltd. (South Africa)	227,636	446
	Astral Foods Ltd.	26,380	327
	EOH Holdings Ltd.	65,113	282
	Eqstra Holdings Ltd.	312,097	267
	City Lodge Hotels Ltd.	26,101	261
	Mpact Ltd.	105,063	219
	Cipla Medpro South Africa Ltd.	222,171	218
	Aquarius Platinum Ltd.	295,037	178
	Clover Industries Ltd.	101,732	172
	Blue Label Telecoms Ltd.	248,174	167
	DRDGOLD Ltd.	257,096	157
	Group Five Ltd.	54,600	150
	Raubex Group Ltd.	90,117	147
*	Merafe Resources Ltd.	1,222,650	120
*	Hulamin Ltd.	124,325	69
			5,440
South Korea (3.3%)
	Hotel Shilla Co. Ltd.	25,851	1,101
	Macquarie Korea Infrastructure Fund	152,465	830
^	LG International Corp.	23,661	777
	Kolon Industries Inc.	11,437	670
	SK Chemicals Co. Ltd.	12,874	662
^	Hyundai Greenfood Co. Ltd.	47,295	660
^	Seah Besteel Corp.	21,813	634
	Korean Reinsurance Co.	72,868	627
	LIG Insurance Co. Ltd.	27,790	537
	Youngone Corp.	21,254	532
	LG Innotek Co. Ltd.	6,869	532
	Taekwang Industrial Co. Ltd.	732	519
^	Poongsan Corp.	19,558	519
^	Seoul Semiconductor Co. Ltd.	25,865	482
	Hyundai Home Shopping Network Corp.	5,549	463
*	GemVax & Kael Co. Ltd.	13,822	445
	Dong-A Pharmaceutical Co. Ltd.	5,350	440
	Young Poong Corp.	551	430
	LG Fashion Corp.	18,054	428
	KIWOOM Securities Co. Ltd.	8,150	428
*	Asiana Airlines Inc.	64,272	419
	Meritz Fire & Marine Insurance Co. Ltd.	45,620	409
^	Nexen Tire Corp.	22,200	399
	SFA Engineering Corp.	10,783	398
*,^ Medipost Co. Ltd.		4,511	394
	Fila Korea Ltd.	6,325	370
*	SM Entertainment Co.	8,754	369
*,^ LG Life Sciences Ltd.		11,392	356
	Hyundai Elevator Co. Ltd.	4,897	352
*	3S Korea Co. Ltd.	26,041	349
	CJ CGV Co. Ltd.	14,453	332
*	Ssangyong Motor Co.	74,200	330
	Hana Tour Service Inc.	8,261	330
*	Himart Co. Ltd.	7,364	325
	Youngone Holdings Co. Ltd.	6,140	325

	Huchems Fine Chemical Corp.	15,338	321
	Binggrae Co. Ltd.	4,040	316
	Grand Korea Leisure Co. Ltd.	13,910	297
	CJ O Shopping Co. Ltd.	1,846	293
	Daeduck Electronics Co.	31,010	291
^	Sung Kwang Bend Co. Ltd.	15,656	289
	Green Cross Corp.	2,259	289
	Hansol Paper Co.	35,760	284
*	TK Corp.	12,494	277
	Samyang Holdings Corp.	5,763	274
*,^ Hanmi Pharm Co. Ltd.		3,799	272
	TONGYANG Securities Inc.	81,430	270
	Green Cross Holdings Corp.	21,060	267
	Sungwoo Hitech Co. Ltd.	23,748	266
	Ahnlab Inc.	2,528	262
*	SK Broadband Co. Ltd.	99,559	261
	Lock & Lock Co. Ltd.	10,789	258
*,^ CJ E&M Corp.		12,496	255
	LS Industrial Systems Co. Ltd.	4,359	251
	Lotte Samkang Co. Ltd.	549	246
	Tong Yang Life Insurance	25,380	244
	E1 Corp.	5,167	240
	Sindoh Co. Ltd.	4,070	237
^	Capro Corp.	18,960	237
*	KT Skylife Co. Ltd.	10,640	236
	Paradise Co. Ltd.	20,841	234
*,^ Chabio & Diostech Co. Ltd.		30,945	228
	Daeduck GDS Co. Ltd.	18,520	226
	S&T Dynamics Co. Ltd.	18,893	220
	Ottogi Corp.	1,507	220
	Daesang Corp.	17,480	217
	KEPCO Plant Service & Engineering Co. Ltd.	4,925	217
	Samchully Co. Ltd.	2,706	211
*,^ CNK International Co. Ltd.		35,374	210
	Partron Co. Ltd.	20,816	210
*	Neowiz Games Corp.	10,531	209
	Namyang Dairy Products Co. Ltd.	308	208
	KP Chemical Corp.	19,640	208
	Silicon Works Co. Ltd.	8,072	206
	Dongsuh Co. Inc.	7,489	205
	Daou Technology Inc.	20,630	204
*,^ Woongjin Chemical Co. Ltd.		322,800	198
*	Doosan Engineering & Construction Co. Ltd.	83,313	197
	Jeonbuk Bank	49,128	193
*	Komipharm International Co. Ltd.	26,575	192
*,^ Gamevil Inc.		2,753	189
*	RNL BIO Co. Ltd.	53,590	185
	SK Gas Co. Ltd.	2,653	182
	EG Corp.	3,452	177
*	Seegene Inc.	4,190	177
	POSCO Chemtech Co. Ltd.	1,441	177
	OCI Materials Co. Ltd.	4,382	176
	Chong Kun Dang Pharm Corp.	9,290	171
	Kolon Global Corp.	45,230	168
	GS Home Shopping Inc.	2,025	168
*,^ Hansol Technics Co. Ltd.		12,161	167
*	DuzonBIzon Co. Ltd.	20,360	166

*	Dongbu HiTek Co. Ltd.	27,650	163
	Ilyang Pharmaceutical Co. Ltd.	8,098	160
^	Melfas Inc.	8,456	159
	Bukwang Pharmaceutical Co. Ltd.	13,524	159
*	Hanwha General Insurance Co. Ltd.	30,870	156
	Handsome Co. Ltd.	7,888	155
	Taeyoung Engineering & Construction Co. Ltd.	35,470	154
*,^ Pharmicell Co. Ltd.		23,140	154
	MegaStudy Co. Ltd.	2,522	153
*,^ Interpark Corp.		32,025	151
	Korea Electric Terminal Co. Ltd.	7,850	149
*,^ Foosung Co. Ltd.		37,170	149
	Daekyo Co. Ltd.	29,480	148
	Agabang&Company	12,729	144
	S&T Motiv Co. Ltd.	8,240	142
	Dongyang Mechatronics Corp.	12,510	139
	SL Corp.	8,720	138
*,^ Wonik IPS Co. Ltd.		28,984	137
*	Taihan Electric Wire Co. Ltd.	78,911	133
*	Meritz Finance Group Inc.	60,744	130
*	CUROCOM Co. Ltd.	46,740	129
	Posco ICT Co. Ltd.	21,877	128
	Maeil Dairy Industry Co. Ltd.	7,391	127
	NEPES Corp.	8,345	127
	Hanjin Transportation Co. Ltd.	7,554	121
	Woongjin Thinkbig Co. Ltd.	16,870	120
*	Insun ENT Co. Ltd.	45,650	115
	Kwang Dong Pharmaceutical Co. Ltd.	30,680	112
	KISCO Holdings Co. Ltd.	3,660	111
	Soulbrain Co. Ltd.	3,772	109
	Humax Co. Ltd.	13,919	108
	Daewoong Pharmaceutical Co. Ltd.	4,945	107
*	Shinsung Solar Energy Co. Ltd.	43,270	99
	STX Engine Co. Ltd.	10,777	97
	INTOPS Co. Ltd.	6,332	95
*	Doosan Engine Co. Ltd.	10,650	95
	Hanil Cement Co. Ltd.	3,551	94
	Sam Young Electronics Co. Ltd.	12,810	93
	SK Securities Co. Ltd.	90,370	91
	Hanssem Co. Ltd.	6,120	91
	Kumho Electric Co. Ltd.	5,290	90
*	Osstem Implant Co. Ltd.	5,519	90
	Youlchon Chemical Co. Ltd.	12,100	86
^	STS Semiconductor & Telecommunications	17,647	86
*	Ssangyong Cement Industrial Co. Ltd.	22,260	79
*,^ Jusung Engineering Co. Ltd.		13,115	79
*,^ Unison Co. Ltd.		11,795	77
	Kyeryong Construction Industrial Co. Ltd.	9,250	77
	NH Investment & Securities Co. Ltd.	17,209	74
	Hitejinro Holdings Co. Ltd.	9,000	73
*,^ Woongjin Energy Co. Ltd.		18,200	71
*	Eugene Investment & Securities Co. Ltd.	31,930	70
*	ICD Co. Ltd.	6,147	70
	Namhae Chemical Corp.	8,740	70
	Kolon Corp.	3,490	67
	Sewon Cellontech Co. Ltd.	23,930	67
	China Ocean Resources Co. Ltd.	16,290	63

*	Hanmi Science Co. ltd	20,105	61
*,^ SK Communications Co. Ltd.		9,340	59
	Dae Han Flour Mills Co. Ltd.	577	54
*	DMS Co. Ltd.	21,433	53
	Hanjin Shipping Holdings Co. Ltd.	11,610	52
	KISCO Corp.	2,056	51
*,^ SSCP Co. Ltd.		20,873	46
*	Taewoong Co. Ltd.	2,640	43
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	6,567	39
*,^ Korea Line Corp.		7,680	35
	Hanwha Securities Co.	10,355	34
*	Korea Digital Communications Corp.	85,310	31
*	Tongyang Inc.	40,100	29
	GIIR Inc.	3,150	20
	Dongbu Steel Co. Ltd.	4,308	16
*	Hyunjin Materials Co. Ltd.	2,300	14
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			37,290
Spain (1.0%)
	Viscofan SA	30,097	1,378
	Ebro Foods SA	79,684	1,250
^	Bolsas y Mercados Espanoles SA	53,489	1,048
	Construcciones y Auxiliar de Ferrocarriles SA	2,214	992
	Obrascon Huarte Lain SA	48,700	955
	Prosegur Cia de Seguridad SA	198,710	912
	Tecnicas Reunidas SA	18,988	800
	Grupo Catalana Occidente SA	41,275	506
*,^ NH Hoteles SA		166,640	416
^	Abengoa SA	29,280	388
	Ence Energia y Celulosa S.A	152,916	319
	Melia Hotels International SA	50,288	284
^	Gamesa Corp. Tecnologica SA	179,164	270
*	Almirall SA	31,913	246
	Faes Farma SA	141,474	238
*	Zeltia SA	151,694	230
	Duro Felguera SA	40,027	220
*	Tubacex SA	110,570	209
	Antena 3 de Television SA	55,059	205
*	Deoleo SA	503,708	195
*,^ Sacyr Vallehermoso SA		120,788	192
	Tubos Reunidos SA	96,966	184
^	Pescanova SA	8,866	152
	Laboratorios Farmaceuticos Rovi SA	12,169	78
*,^ Promotora de Informaciones SA		147,400	64
*	Realia Business SA	92,502	46
*	Cementos Portland Valderrivas SA	8,525	41
	Papeles y Cartones de Europa SA	15,999	35
*	Codere SA	5,989	24
*,^ Caja de Ahorros del Mediterraneo		42,306	—
			11,877
Sweden (2.0%)
	Trelleborg AB Class B	160,386	1,649
	Castellum AB	111,228	1,490
	Meda AB Class A	146,992	1,388
	Hufvudstaden AB Class A	95,990	1,166
	NCC AB Class B	54,209	1,015

	Fabege AB	113,975	986
	Axis Communications AB	35,727	914
	Wallenstam AB	79,587	852
	JM AB	42,760	809
	Hoganas AB Class B	25,061	806
	Wihlborgs Fastigheter AB	54,670	792
*	Betsson AB	24,089	696
	Lundbergforetagen AB Class B	21,151	677
	Peab AB	137,382	644
	Billerud AB	69,033	614
	Nibe Industrier AB Class B	43,984	602
	AarhusKarlshamn AB	18,298	595
	Axfood AB	16,387	580
	Hakon Invest AB	36,625	578
	Kungsleden AB	96,998	554
	Loomis AB Class B	41,861	527
	Saab AB Class B	27,950	467
	AF AB	22,801	435
	Avanza Bank Holding AB	19,796	379
	Intrum Justitia AB	25,044	348
	Lindab International AB	51,829	318
	Klovern AB	87,038	312
	Mekonomen AB	9,379	268
	Clas Ohlson AB	16,862	255
*	Rezidor Hotel Group AB	75,403	253
*	Active Biotech AB	34,232	247
*	CDON Group AB	37,713	224
	SkiStar AB	19,545	220
	Bure Equity AB	56,188	183
*	Investment AB Oresund	12,240	166
	Gunnebo AB	38,927	165
	Concentric AB	22,216	160
	Haldex AB	33,534	146
*	Nobia AB	40,618	146
	Nordnet AB	46,846	132
	BE Group AB	49,067	124
*,^ Eniro AB		64,527	76
*	PA Resources AB	397,685	67
	TradeDoubler AB	30,147	66
*	KappAhl AB	64,953	54
*	SAS AB	28,378	25
			23,170
Switzerland (2.7%)
^	Galenica AG	3,207	1,849
*	Dufry AG	13,928	1,696
	OC Oerlikon Corp. AG	169,809	1,384
	Helvetia Holding AG	4,085	1,264
	Bucher Industries AG	7,115	1,215
	Panalpina Welttransport Holding AG	12,253	1,175
*,^ Logitech International SA		121,348	1,074
	Georg Fischer AG	2,916	1,010
*	BB Biotech AG	10,613	1,004
	Forbo Holding AG	1,630	932
	Mobimo Holding AG	3,993	922
	Valiant Holding	10,433	906
	Kaba Holding AG Class B	2,464	902
	Swisscanto CH Real Estate Fund Ifca	6,786	840

	Schroder ImmoPLUS	640	754
	Flughafen Zuerich AG	2,028	731
*	Bank Sarasin & Cie AG Class B	24,770	682
	Allreal Holding AG	4,654	677
	Burckhardt Compression Holding AG	2,346	599
	Belimo Holding AG	335	584
	St. Galler Kantonalbank AG	1,535	527
	Tecan Group AG	7,542	524
	Kuoni Reisen Holding AG	1,927	507
	Vontobel Holding AG	22,482	494
^	Basler Kantonalbank	4,356	477
	Gategroup Holding AG	15,910	460
	Huber & Suhner AG	10,725	436
	Schweiter Technologies AG	892	433
*,^ Temenos Group AG		32,164	426
	Rieter Holding AG	3,173	419
	Zehnder Group AG	6,838	405
*,^ Meyer Burger Technology AG		28,154	370
	Valora Holding AG	2,100	355
	Vetropack Holding AG	195	349
	Daetwyler Holding AG	4,017	292
	Schmolz & Bickenbach AG	63,211	271
	Emmi AG	1,245	257
	Acino Holding AG	2,216	253
	Kudelski SA	30,339	252
	Phoenix Mecano AG	496	247
	EFG International AG	35,981	247
	Ascom Holding AG	31,875	234
	Liechtensteinische Landesbank AG	7,448	229
*	AFG Arbonia-Forster Hldg	13,408	226
	Verwaltungs- und Privat-Bank AG	3,040	223
	Swissquote Group Holding SA	8,091	220
	Ypsomed Holding AG	3,635	192
*	Autoneum Holding AG	4,137	187
*	Bobst Group AG	6,537	180
*	Basilea Pharmaceutica	3,270	165
	Siegfried Holding AG	1,250	145
	Gurit Holding AG	332	143
*	Zueblin Immobilien Holding AG	39,139	132
	Orascom Development Holding AG	7,199	101
	Cie Financiere Tradition SA	1,060	60
*	Von Roll Holding AG	26,110	53
	Bachem Holding AG	1,133	41
	Bellevue Group AG	3,791	37
*	Charles Voegele Holding AG	829	13
*	Petroplus Holdings AG	36,495	1
			30,783
Taiwan (6.2%)
*	Hiwin Technologies Corp.	146,140	1,335
*	China Life Insurance Co. Ltd.	1,218,939	1,173
	Simplo Technology Co. Ltd.	201,053	1,128
	TSRC Corp.	488,711	1,108
	WPG Holdings Ltd.	1,001,889	1,052
*	Powertech Technology Inc.	522,662	1,046
*	Radiant Opto-Electronics Corp.	268,412	1,041
	China Petrochemical Development Corp.	1,201,066	981
	Phison Electronics Corp.	113,962	925

CTCI Corp.	449,667	834
Far Eastern Department Stores Co. Ltd.	785,330	822
Ruentex Industries Ltd.	382,629	744
Tripod Technology Corp.	324,327	730
Ruentex Development Co. Ltd.	427,889	719
* Highwealth Construction Corp.	438,021	677
* Nan Kang Rubber Tire Co. Ltd.	434,872	606
Clevo Co.	433,983	567
Merida Industry Co. Ltd.	131,150	564
LCY Chemical Corp.	395,557	529
* Jih Sun Financial Holdings Co. Ltd.	1,764,416	500
Standard Foods Corp.	185,666	492
China Steel Chemical Corp.	108,853	473
Airtac International Group	94,000	470
* E Ink Holdings Inc.	486,708	470
* Taichung Commercial Bank	1,464,336	463
USI Corp.	484,799	456
Richtek Technology Corp.	81,155	446
* Sanyang Industry Co. Ltd.	680,037	442
Tung Ho Steel Enterprise Corp.	493,150	440
Elan Microelectronics Corp.	271,350	437
FLEXium Interconnect Inc.	107,000	428
Senao International Co. Ltd.	116,000	428
Chipbond Technology Corp.	332,852	415
Yungtay Engineering Co. Ltd.	254,993	415
Kinsus Interconnect Technology Corp.	148,282	412
Wintek Corp.	949,962	411
Hey Song Corp.	319,000	406
Chin-Poon Industrial Co.	366,072	397
* Gigabyte Technology Co. Ltd.	446,271	387
Lung Yen Life Service Corp.	122,000	386
Chroma ATE Inc.	174,040	385
Huaku Development Co. Ltd.	187,499	385
* King's Town Bank	586,193	384
Kenda Rubber Industrial Co. Ltd.	318,805	384
TXC Corp.	251,877	383
Taiwan Hon Chuan Enterprise Co. Ltd.	169,258	373
Tainan Spinning Co. Ltd.	887,763	362
Dynapack International Technology Corp.	79,299	360
G Tech Optoelectronics Corp.	138,000	356
* Everlight Electronics Co. Ltd.	228,725	356
AmTRAN Technology Co. Ltd.	449,692	346
Prince Housing & Development Corp.	545,790	345
Wei Chuan Foods Corp.	333,835	344
* TTY Biopharm Co. Ltd.	83,083	342
Farglory Land Development Co. Ltd.	210,067	338
King Yuan Electronics Co. Ltd.	766,963	333
Compeq Manufacturing Co.	790,471	333
St. Shine Optical Co. Ltd.	29,419	333
Sino-American Silicon Products Inc.	268,945	331
Kerry TJ Logistics Co. Ltd.	261,092	329
Shinkong Synthetic Fibers Corp.	1,109,416	325
* Eclat Textile Co. Ltd.	121,000	324
Huang Hsiang Construction Co.	165,051	321
Goldsun Development & Construction Co. Ltd.	944,591	320
Lien Hwa Industrial Corp.	521,356	316
Great Wall Enterprise Co. Ltd.	316,178	307

Visual Photonics Epitaxy Co. Ltd.	208,941	306
Ardentec Corp.	424,206	303
China Synthetic Rubber Corp.	327,562	303
Genius Electronic Optical Co. Ltd.	44,000	302
Solar Applied Materials Technology Co.	224,738	301
Shihlin Electric & Engineering Corp.	261,239	301
* Ta Chong Bank Ltd.	977,933	300
Wistron NeWeb Corp.	152,359	300
Taiwan Sogo Shin Kong SEC	295,000	298
* Pan-International Industrial	295,533	297
MIN AIK Technology Co. Ltd.	122,987	295
* Gloria Material Technology Corp.	307,349	295
Grand Pacific Petrochemical	672,928	294
* ScinoPharm Taiwan Ltd.	154,000	294
* King Slide Works Co. Ltd.	50,675	291
Tong Yang Industry Co. Ltd.	282,266	275
Taiwan PCB Techvest Co. Ltd.	220,285	274
Ambassador Hotel	276,519	271
Formosa International Hotels Corp.	25,347	270
Pixart Imaging Inc.	92,000	267
Depo Auto Parts Ind Co. Ltd.	125,313	266
Taiwan Surface Mounting Technology Co. Ltd.	174,160	266
* WT Microelectronics Co. Ltd.	207,384	265
Career Technology MFG. Co. Ltd.	190,126	264
Chong Hong Construction Co.	130,160	261
Masterlink Securities Corp.	862,176	256
Getac Technology Corp.	340,000	248
D-Link Corp.	412,000	247
* Shining Building Business Co. Ltd.	294,098	247
* China Manmade Fibers Corp.	730,778	244
Asia Polymer Corp.	203,750	243
Global Unichip Corp.	74,649	241
Makalot Industrial Co. Ltd.	87,000	239
Cheng Loong Corp.	666,920	238
CSBC Corp. Taiwan	322,808	233
Great China Metal Industry	204,000	232
* Shinkong Textile Co. Ltd.	170,338	231
* CMC Magnetics Corp.	1,478,000	231
Wah Lee Industrial Corp.	181,883	229
Federal Corp.	466,760	227
Shin Zu Shing Co. Ltd.	80,000	227
Formosan Rubber Group Inc.	371,888	227
* HannsTouch Solution Inc.	616,392	226
Mercuries & Associates Ltd.	269,894	222
Test-Rite International Co. Ltd.	314,067	222
Greatek Electronics Inc.	290,000	220
Sinyi Realty Co.	172,552	219
* Gintech Energy Corp.	220,800	214
China Bills Finance Corp.	613,800	214
* Shihlin Paper Corp.	157,428	213
* Taiwan Life Insurance Co. Ltd.	334,348	210
Radium Life Tech Co. Ltd.	336,976	210
Springsoft Inc.	150,000	210
National Petroleum Co. Ltd.	211,000	209
Faraday Technology Corp.	155,000	209
* Ho Tung Chemical Corp.	369,645	209
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	208

Test Research Inc.	135,558	206
Universal Cement Corp.	463,000	205
ITEQ Corp.	203,874	205
Chung Hsin Electric & Machinery Manufacturing Corp.	358,000	202
Kinpo Electronics	966,196	202
Yieh Phui Enterprise Co. Ltd.	669,026	202
* Globe Union Industrial Corp.	289,000	199
* Long Bon International Co. Ltd.	438,000	196
King's Town Construction Co. Ltd.	234,964	195
ICP Electronics Inc.	121,214	194
Unity Opto Technology Co. Ltd.	209,000	194
YungShin Global Holding Corp.	148,617	192
Hung Sheng Construction Co. Ltd.	387,100	192
Jentech Precision Industrial Co. Ltd.	71,698	192
Topco Scientific Co. Ltd.	118,107	188
* Microbio Co. Ltd.	158,575	188
Holy Stone Enterprise Co. Ltd.	206,672	187
Kindom Construction Co.	329,000	186
* Neo Solar Power Corp.	300,000	186
* PChome Online Inc.	29,000	186
Micro-Star International Co. Ltd.	400,000	185
Taiwan TEA Corp.	377,293	185
Tsann Kuen Enterprise Co. Ltd.	91,295	185
Young Optics Inc.	58,000	184
BES Engineering Corp.	819,468	182
Sitronix Technology Corp.	156,282	182
* HannStar Display Corp.	2,968,000	181
Kinik Co.	134,000	181
ALI Corp.	164,358	180
Lite-On Semiconductor Corp.	351,000	178
First Steamship Co. Ltd.	168,137	175
Tong Hsing Electronic Industries Ltd.	62,056	175
* Motech Industries Inc.	161,311	174
Gigastorage Corp.	228,800	172
Elite Material Co. Ltd.	187,519	171
Sincere Navigation Corp.	194,000	171
Continental Holdings Corp.	493,000	169
Li Peng Enterprise Co. Ltd.	601,500	169
* Ritek Corp.	1,282,000	167
* Formosa Epitaxy Inc.	260,000	167
AV Tech Corp.	57,053	167
Alpha Networks Inc.	245,919	167
* Mitac International Corp.	544,000	166
* Kuoyang Construction Co. Ltd.	434,000	165
* Firich Enterprises Co. Ltd.	129,000	165
Cyberlink Corp.	57,619	164
TA Chen Stainless Pipe	342,482	163
CyberTAN Technology Inc.	235,571	162
Shih Wei Navigation Co. Ltd.	181,335	162
Lotes Co. Ltd.	69,000	162
Ta Ya Electric Wire & Cable	650,440	161
Lealea Enterprise Co. Ltd.	458,822	161
Phihong Technology Co. Ltd.	197,618	159
* UPC Technology Corp.	275,068	157
China Electric Manufacturing Corp.	252,000	156
Infortrend Technology Inc.	243,885	154
Opto Technology Corp.	400,000	149

L&K Engineering Co. Ltd.	159,000	148
* Elitegroup Computer Systems Co. Ltd.	376,000	148
Accton Technology Corp.	274,467	145
* Pihsiang Machinery Manufacturing Co. Ltd.	118,000	144
* Silitech Technology Corp.	70,993	144
* A-DATA Technology Co. Ltd.	119,000	144
Aten International Co. Ltd.	79,260	143
* Entire Technology Co. Ltd.	85,000	141
International Games System Co. Ltd.	32,213	140
Zinwell Corp.	146,099	140
* HUA ENG Wire & Cable	539,000	140
* WUS Printed Circuit Co. Ltd.	320,000	138
* Taiwan Mask Corp.	377,650	138
Rechi Precision Co. Ltd.	156,000	136
San Fang Chemical Industry Co. Ltd.	175,615	136
* China General Plastics Corp.	353,000	136
* Long Chen Paper Co. Ltd.	537,245	134
* Qisda Corp.	610,000	134
* Via Technologies Inc.	434,962	133
Systex Corp.	132,000	133
Taiwan Semiconductor Co. Ltd.	304,000	130
China Chemical & Pharmaceutical Co. Ltd.	213,000	130
Taiwan Fire & Marine Insurance Co.	198,840	129
Unizyx Holding Corp.	260,000	126
Darfon Electronics Corp.	181,000	126
Great Taipei Gas Co. Ltd.	198,000	126
Nien Hsing Textile Co. Ltd.	200,245	125
LES Enphants Co. Ltd.	139,480	124
* Asia Optical Co. Inc.	123,000	123
* ENG Electric Co. Ltd.	67,728	122
* Parade Technologies Ltd.	12,000	122
KEE TAI Properties Co. Ltd.	241,740	121
Hsing TA Cement Co.	351,000	121
Hung Poo Real Estate Development Corp.	147,195	119
Gold Circuit Electronics Ltd.	586,280	119
Quanta Storage Inc.	190,000	118
Global Brands Manufacture Ltd.	277,899	118
Ability Enterprise Co. Ltd.	126,257	118
* Taiwan Acceptance Corp.	48,000	117
Johnson Health Tech Co. Ltd.	44,075	116
San Shing Fastech Corp.	92,000	116
First Hotel	180,360	116
Avermedia Technologies	192,290	116
Holtek Semiconductor Inc.	107,279	114
* Jess-Link Products Co. Ltd.	131,800	114
Chung Hwa Pulp Corp.	373,890	114
* Chia Hsin Cement Corp.	249,857	112
Solartech Energy Corp.	166,000	112
United Integrated Services Co. Ltd.	139,000	111
Pan Jit International Inc.	293,000	111
Green Energy Technology Inc.	161,746	111
Merry Electronics Co. Ltd.	85,050	110
* Young Fast Optoelectronics Co. Ltd.	52,000	109
Hsin Kuang Steel Co. Ltd.	177,569	108
Everlight Chemical Industrial Corp.	185,955	107
Namchow Chemical Industrial Ltd.	103,000	107
* Microelectronics Technology Inc.	288,000	107

YC INOX Co. Ltd.	206,159	105
* TYC Brother Industrial Co. Ltd.	270,000	105
Dynamic Electronics Co. Ltd.	357,530	104
Champion Building Materials Co. Ltd.	292,000	103
GeoVision Inc.	28,314	103
Taiwan Paiho Ltd.	159,050	101
Gemtek Technology Corp.	113,115	101
Asia Vital Components Co. Ltd.	197,510	100
* Wellypower Optronics Corp.	249,000	100
Unitech Printed Circuit Board Corp.	322,738	100
Sanyo Electric Taiwan Co. Ltd.	112,000	98
China Metal Products	167,716	96
Global Mixed Mode Technology Inc.	34,199	96
* Sampo Corp.	318,311	95
Taiwan Cogeneration Corp.	150,903	95
Soft-World International Corp.	42,520	92
* Tyntek Corp.	276,000	89
Chun Yuan Steel	215,369	84
* Chung Hung Steel Corp.	335,047	83
* Taiwan Land Development Corp.	216,000	83
AcBel Polytech Inc.	146,000	83
Altek Corp.	147,786	82
Taiflex Scientific Co. Ltd.	60,034	82
* Weltrend Semiconductor	208,000	82
Sunrex Technology Corp.	184,000	81
Taiwan Navigation Co. Ltd.	80,178	81
Basso Industry Corp.	113,000	79
Newmax Technology Co. Ltd.	54,000	78
* Concord Securities Corp.	363,324	77
* KYE Systems Corp.	234,000	75
* Silicon Integrated Systems Corp.	221,592	75
Chinese Gamer International Corp.	32,000	75
Powercom Co. Ltd.	213,450	75
* Nanya Technology Corp.	1,195,000	75
* Genesis Photonics Inc.	87,088	74
* E-Ton Solar Tech Co. Ltd.	181,000	74
O-TA Precision Industry Co. Ltd.	106,000	72
Sonix Technology Co. Ltd.	51,000	71
Wafer Works Corp.	120,403	68
Sheng Yu Steel Co. Ltd.	111,000	68
ACES Electronic Co. Ltd.	49,000	68
Lingsen Precision Industries Ltd.	123,000	63
* Mosel Vitelic Inc.	652,000	63
Bank of Kaohsiung	211,470	61
Forhouse Corp.	121,000	61
Taiyen Biotech Co. Ltd.	80,000	58
Evergreen International Storage & Transport Corp.	95,502	51
J Touch Corp.	50,999	51
* Powerchip Technology Corp.	2,848,000	51
Elite Semiconductor Memory Technology Inc.	57,000	44
* Chunghwa Picture Tubes	1,491,000	44
Syncmold Enterprise Corp.	28,000	43
Tong-Tai Machine & Tool Co. Ltd.	50,469	40
Advanced International Multitech Co. Ltd.	32,000	40
* Jenn Feng New Energy Co. Ltd.	106,000	37
Bright Led Electronics Corp.	51,000	28
Microlife Corp.	15,000	25

* ITE Technology Inc.	26,000	21
* Taiwan Styrene Monomer	84,000	20
Walsin Technology Corp.	47,408	11
Etron Technology Inc.	4,947	2
Harvatek Corp.	3,000	1
FSP Technology Inc.	254	—
		70,837
Thailand (0.8%)
* Robinson Department Store PCL	351,500	680
Bumrungrad Hospital PCL (Foreign)	217,313	524
Minor International PCL (Foreign)	1,047,843	520
* True Corp. PCL	3,880,000	491
* Berli Jucker PCL	300,800	379
Thanachart Capital PCL ( Foreign)	368,600	378
CPN Retail Growth Leasehold Property Fund	766,535	375
* Home Product Center PCL	1,018,214	371
Hana Microelectronics PCL (Foreign)	551,710	350
Pruksa Real Estate PCL	560,500	313
LPN Development PCL ( Local)	505,400	278
* Hemaraj Land and Development PCL	2,862,400	270
Bangkok Expressway PCL (Foreign)	278,700	252
Bangkok Life Assurance PCL	164,100	240
* Tisco Financial Group PCL	167,446	213
BTS Group Holdings PCL	7,801,800	198
* Thai Vegetable Oil PCL	246,400	197
* Sahaviriya Steel Industries PCL	9,411,500	188
Esso Thailand PCL	565,900	184
Tisco Financial Group PCL (Foreign)	139,500	177
Major Cineplex Group PCL	290,000	173
Sino Thai Engineering & Construction PCL	352,800	170
Quality Houses PCL	2,905,933	164
Supalai PCL	285,300	162
* Amata Corp. PCL	296,200	161
* Asian Property Development PCL	671,200	157
Samart Corp. PCL	538,400	156
* Sri Trang Agro-Industry PCL	304,600	139
* Thoresen Thai Agencies PCL	280,709	135
Kiatnakin Bank PCL	104,000	135
Thanachart Capital PCL	130,500	133
Precious Shipping PCL	269,200	124
Khon Kaen Sugar Industry PCL (Foreign)	291,200	111
* Thaicom PCL	231,700	110
Dynasty Ceramic PCL	64,800	106
* Tata Steel Thailand PCL	3,910,400	98
TPI Polene PCL	241,700	92
* Italian-Thai Development PCL	869,800	88
Asian Property Development PCL (Foreign)	311,760	73
CalComp Electronics Thailand PCL (Foreign)	863,700	67
* Regional Container Lines PCL	204,800	42
* CalComp Electronics Thailand PCL	534,900	41
* G J Steel PCL (Local)	8,631,900	38
LPN Development PCL (Foreign)	63,200	35
* Bangkokland PCL	1,096,000	29
* Minor International PCL	52,600	26
* Hana Microelectronics PCL	40,200	25
* G J Steel PCL	2,215,000	10
* Khon Kaen Sugar Industry PCL	25,000	9

* Bangkokland PCL Warrants Exp. 12/30/2015	97,606	1
		9,388
Turkey (0.8%)
TAV Havalimanlari Holding AS	126,621	691
* Asya Katilim Bankasi AS	576,401	619
* Koza Anadolu Metal Madencilik Isletmeleri AS	255,548	601
Ulker Biskuvi Sanayi AS	129,886	542
Konya Cimento Sanayii AS	3,224	532
Petkim Petrokimya Holding AS	405,445	453
Yapi Kredi Sigorta AS	29,361	335
Tekfen Holding AS	87,200	334
Turkiye Sinai Kalkinma Bankasi AS	298,500	332
* Ihlas Holding AS	520,474	312
* Trakya Cam Sanayi AS	245,009	287
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	420,078	259
* Migros Ticaret AS	22,804	243
Yazicilar Holding AS Class A	34,613	239
Aselsan Elektronik Sanayi Ve Ticaret AS	30,979	214
* Sekerbank TAS	303,343	209
Aygaz AS	46,947	209
* Dogan Yayin Holding AS	527,028	202
Turk Traktor ve Ziraat Makineleri AS	10,615	202
Dogus Otomotiv Servis ve Ticaret AS	58,660	195
Akmerkez Gayrimenkul Yatirim Ortakligi AS	18,078	195
* Akfen Holding AS	37,275	193
Akcansa Cimento AS	37,820	162
Cimsa Cimento Sanayi VE Tica	35,581	159
* Anadolu Cam Sanayii AS	108,109	143
Torunlar Gayrimenkul Yatirim Ortakligi AS	43,039	137
Turcas Petrol AS	74,081	109
Aksigorta AS	100,747	104
Is Gayrimenkul Yatirim Ortakligi AS	158,035	103
Alarko Holding AS	44,146	97
* Hurriyet Gazetecilik AS	189,447	91
* Albaraka Turk Katilim Bankasi AS	129,428	84
Aksa Akrilik Kimya Sanayii	33,380	80
* Vestel Elektronik Sanayi ve Ticaret AS	72,776	79
* Akenerji Elektrik Uretim AS	60,102	71
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	57,261	59
* Zorlu Enerji Elektrik Uretim AS	64,783	42
		8,918
United Kingdom (14.7%)
Croda International plc	88,769	3,265
Babcock International Group plc	236,434	3,175
Aberdeen Asset Management plc	756,589	3,058
Pennon Group plc	238,520	2,869
^ Melrose plc	824,844	2,846
Travis Perkins plc	157,046	2,475
Informa plc	387,571	2,243
Derwent London plc	69,417	2,116
* Premier Oil plc	348,338	2,099
Mondi plc (London Shares)	245,634	2,090
Balfour Beatty plc	454,649	2,060
Rotork plc	55,914	1,930
Amlin plc	321,255	1,893
Persimmon plc	194,677	1,874

Spectris plc	77,234	1,868
* Berkeley Group Holdings plc	86,447	1,850
Hiscox Ltd.	257,871	1,783
Provident Financial plc	87,218	1,756
Inchcape plc	295,206	1,737
* Telecity Group plc	127,821	1,715
easyJet plc	193,811	1,701
Stagecoach Group plc	375,740	1,660
IG Group Holdings plc	234,778	1,649
Rightmove plc	70,280	1,640
UBM plc	160,626	1,610
Catlin Group Ltd.	236,146	1,601
Spirax-Sarco Engineering plc	51,140	1,571
Cookson Group plc	181,699	1,563
Halma plc	251,079	1,553
Booker Group plc	1,029,434	1,482
Capital & Counties Properties plc	449,344	1,475
Taylor Wimpey plc	2,071,949	1,430
Shaftesbury plc	164,601	1,401
* Afren plc	691,792	1,380
DS Smith plc	583,755	1,369
Great Portland Estates plc	201,500	1,353
Greene King plc	142,763	1,338
* Barratt Developments plc	635,304	1,312
* Imagination Technologies Group plc	166,317	1,302
Lancashire Holdings Ltd.	103,469	1,267
Ashtead Group plc	321,025	1,266
TalkTalk Telecom Group plc	450,856	1,225
Aveva Group plc	43,660	1,219
* BTG plc	207,937	1,216
Jardine Lloyd Thompson Group plc	105,967	1,216
Debenhams plc	828,421	1,192
Hunting plc	97,368	1,186
Carillion plc	295,870	1,169
QinetiQ Group plc	445,820	1,168
Spirent Communications plc	447,927	1,157
National Express Group plc	349,439	1,153
Henderson Group plc	755,010	1,153
Intermediate Capital Group plc	282,052	1,146
Michael Page International plc	197,695	1,134
Firstgroup plc	319,162	1,114
Close Brothers Group plc	95,325	1,111
Victrex plc	55,157	1,095
AZ Electronic Materials SA	240,773	1,062
Hikma Pharmaceuticals plc	96,871	1,055
Electrocomponents plc	309,207	1,038
Ultra Electronics Holdings plc	44,354	1,019
Mitie Group plc	237,125	1,007
PZ Cussons plc	208,067	999
Bellway plc	79,546	998
De La Rue plc	62,187	994
Elementis plc	289,289	951
Filtrona plc	129,557	942
Berendsen plc	117,787	939
* EnQuest plc	515,687	909
* Micro Focus International plc	107,627	903
BBA Aviation plc	311,778	893

Beazley plc	351,201	871
Howden Joinery Group plc	402,537	868
Millennium & Copthorne Hotels plc	115,004	862
* Mitchells & Butlers plc	210,477	858
Bwin.Party Digital Entertainment plc	528,429	849
* Soco International plc	163,062	831
Domino's Pizza Group plc	103,480	829
Cable & Wireless Communications plc	1,693,843	829
Petropavlovsk plc	124,657	825
WS Atkins plc	69,689	807
Senior plc	266,694	803
Genus plc	39,902	800
Betfair Group plc	66,653	797
International Personal Finance plc	176,478	773
Britvic plc	163,490	770
Jupiter Fund Management plc	226,045	767
WH Smith plc	88,297	761
Hochschild Mining plc	114,012	748
Domino Printing Sciences plc	84,468	730
Oxford Instruments plc	36,919	724
* Centamin plc	693,217	719
Regus plc	495,413	710
Restaurant Group plc	138,834	709
Homeserve plc	215,074	700
RPC Group plc	108,789	698
Fenner plc	127,189	698
Morgan Crucible Co. plc	175,575	694
Bodycote plc	132,663	682
Premier Farnell plc	242,281	674
Home Retail Group plc	551,879	669
St. James's Place plc	122,933	660
* Dixons Retail plc	2,654,498	658
Tullett Prebon plc	153,050	653
Phoenix Group Holdings	85,056	647
London & Stamford Property plc	356,049	641
JD Wetherspoon plc	87,943	638
CSR plc	127,855	627
Marston's plc	357,697	623
Bovis Homes Group plc	86,573	611
RPS Group plc	159,415	603
SDL plc	56,553	600
Laird plc	176,319	598
SIG plc	406,003	597
Go-Ahead Group plc	28,666	576
F&C Commercial Property Trust Ltd.	346,339	575
Renishaw plc	23,938	565
N Brown Group plc	135,885	559
Kier Group plc	27,877	554
Rathbone Brothers plc	27,110	548
Chemring Group plc	120,503	545
Savills plc	93,739	541
* Sports Direct International plc	119,170	538
Paragon Group of Cos. plc	194,282	537
* Salamander Energy plc	182,267	535
Galliford Try plc	54,650	523
Fidessa Group plc	23,772	521
Pace plc	218,522	518

	Greggs plc	62,316	502
	Dignity plc	35,535	496
	Devro plc	108,418	494
	Synergy Health plc	34,918	493
	F&C Asset Management plc	356,128	490
	ITE Group plc	160,942	482
	Dechra Pharmaceuticals plc	60,750	467
	Brewin Dolphin Holdings plc	194,465	457
	Hansteen Holdings plc	404,654	453
	Dunelm Group plc	50,976	446
	Cranswick plc	32,457	434
	Halfords Group plc	134,133	431
	Big Yellow Group plc	87,497	427
	Dairy Crest Group plc	78,038	412
	Interserve plc	80,714	411
	Computacenter plc	73,725	410
	Cineworld Group plc	114,096	400
*	Colt Group SA	226,245	397
	Grainger plc	273,247	386
	Keller Group plc	51,477	375
	Workspace Group plc	95,515	372
	Kcom Group plc	302,988	371
	Stobart Group Ltd.	200,363	367
	Sthree plc	79,963	360
*	Redrow plc	182,633	357
	Cape plc	77,853	353
	ST Modwen Properties plc	126,504	351
	UK Commercial Property Trust Ltd.	315,379	346
*	Bumi plc	61,487	343
	Yule Catto & Co. plc	152,987	336
	Spirit Pub Co. plc	415,224	335
	Moneysupermarket.com Group plc	150,746	335
	New World Resources plc	72,048	332
	Unite Group plc	99,460	330
	Shanks Group plc	266,027	326
*	Enterprise Inns plc	351,243	316
*,^ Talvivaara Mining Co. plc		133,637	313
*,^ Carpetright plc		33,483	307
*,^ Ocado Group plc		244,140	282
	Euromoney Institutional Investor plc	24,451	273
*	Gem Diamonds Ltd.	87,777	271
	Anglo Pacific Group plc	74,188	262
*	Heritage Oil plc	135,224	261
	WSP Group plc	37,075	252
*	Xchanging plc	161,546	245
	Mucklow A & J Group plc	41,364	241
	Carphone Warehouse Group plc	121,549	241
*	Wolfson Microelectronics plc	75,922	240
	Morgan Sindall Group plc	22,773	239
	Schroder REIT Ltd.	385,702	224
	Smiths News plc	120,452	216
	Development Securities plc	94,404	212
	Kesa Electricals plc	314,337	210
	McBride plc	109,803	207
	Chesnara plc	78,991	202
*	CLS Holdings plc	18,926	196
	Speedy Hire plc	508,054	190

Marshalls plc		147,857	190
Robert Walters plc		63,293	186
Helical Bar plc		57,488	177
Thomas Cook Group plc		670,640	176
Sportingbet plc		320,059	168
Lamprell plc		128,204	158
* Premier Foods plc		138,125	155
Mothercare plc		47,218	147
Severfield-Rowen plc		58,116	138
Rank Group plc		74,940	135
* SuperGroup plc		18,053	118
* 888 Holdings plc		91,598	114
Melrose Resources plc		60,578	112
Picton Property Income Ltd.		174,587	109
Daejan Holdings plc		2,070	97
* JKX Oil & Gas plc		57,875	79
* Wincanton plc		115,213	72
*,^ hibu plc		1,786,674	36
* Connaught plc		50,771	—
			168,678
Total Common Stocks (Cost $1,185,420)			1,137,499
	Coupon
Temporary Cash Investment (5.8%)
Money Market Fund (5.8%)
[2,3] Vanguard Market Liquidity Fund (Cost $66,979)	0.155%	66,979,000	66,979

Total Investments (105.0%) (Cost $1,252,399)			1,204,478
Other Assets and Liabilities-Net (-5.0%)[3]			(57,464)
Net Assets (100%)			1,147,014

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $55,788,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate value of these securities was $1,815,000, representing 0.2% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $60,217,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset

FTSE All-World ex-US Small-Cap Index Fund

value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	236,147	6,350	—
Common Stocks—Other	437	893,702	863
Temporary Cash Investments	66,979	—	—
Swaps - Liabilities	—	(122)	—
Total	303,563	899,930	863

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund's target index when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund , or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties,

FTSE All-World ex-US Small-Cap Index Fund

by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

					Unrealized
			Notional		Appreciation
	Termination		Amount	Floating Interest Rate	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	Received (Paid)	($000)
Fondiaria – Sai SpA	8/6/12	BAML	244	(0.594%)[2]	(122)

1 BAML—Banc of America/Merrill Lynch.
2 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date plus a 0.35% spread

E. At July 31, 2012, the cost of investment securities for tax purposes was $1,259,084,000. Net unrealized depreciation of investment securities for tax purposes was $54,606,000, consisting of unrealized gains of $134,921,000 on securities that had risen in value since their purchase and $189,527,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments
As of July 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Australia (13.5%)
Westfield Group	1,487,937	15,564
Westfield Retail Trust	1,985,644	6,344
Stockland	1,593,216	5,583
GPT Group	1,181,539	4,251
Goodman Group	967,176	3,804
Dexus Property Group	3,426,562	3,550
Mirvac Group	2,437,364	3,493
CFS Retail Property Trust Group	1,644,103	3,412
Lend Lease Group	366,809	3,103
Centro Retail Australia	948,742	2,040
Commonwealth Property Office Fund	1,730,393	1,943
Investa Office Fund	451,847	1,377
Charter Hall Retail REIT	174,220	631
BWP Trust	288,011	597
Australand Property Group	170,117	504
Cromwell Property Group	637,979	479
Charter Hall Group	173,448	466
Abacus Property Group	205,776	427
ALE Property Group	115,775	254
^ FKP Property Group	511,677	201
Challenger Diversified Property Group	332,492	194
Aspen Group	405,714	156
Astro Japan Property Group	40,193	118
* Sunland Group Ltd.	122,422	113
Peet Ltd.	147,838	102
		58,706
Austria (1.1%)
IMMOFINANZ AG	813,724	2,660
Atrium European Real Estate Ltd.	135,547	605
Conwert Immobilien Invest SE	49,376	557
CA Immobilien Anlagen AG	55,834	552
S IMMO AG	36,597	202
		4,576
Belgium (0.6%)
Cofinimmo	11,386	1,234
Befimmo SCA Sicafi	10,758	642
Warehouses De Pauw SCA	6,866	346
Aedifica	4,925	302
Intervest Offices & Warehouses	4,458	108
		2,632
Brazil (2.1%)
BR Malls Participacoes SA	303,700	3,552
BR Properties SA	140,803	1,628
Multiplan Empreendimentos Imobiliarios SA	59,000	1,484
Aliansce Shopping Centers SA	49,529	454
Iguatemi Empresa de Shopping Centers SA	21,293	454
Jereissati Participacoes SA Prior Pfd.	476,676	374
Sao Carlos Empreendimentos e Participacoes SA	21,250	365

Cyrela Commercial Properties SA Empreendimentos e Participacoes	23,300	307
Sonae Sierra Brasil SA	18,683	258
JHSF Participacoes SA	57,527	174
* BHG SA - Brazil Hospitality Group	15,570	148
* General Shopping Brasil SA	13,302	58
		9,256
Canada (4.5%)
^ RioCan REIT	98,055	2,800
Brookfield Office Properties Inc.	154,015	2,634
^ H&R REIT	63,360	1,580
^ Dundee REIT	33,402	1,280
^ Boardwalk REIT	18,150	1,158
^ Calloway REIT	37,506	1,105
^ Canadian REIT	23,324	980
First Capital Realty Inc.	51,921	962
^ Cominar REIT	38,530	945
Canadian Apartment Properties REIT	31,899	782
Primaris Retail REIT	31,202	747
Artis REIT	37,004	623
Chartwell Seniors Housing REIT	60,437	605
Allied Properties REIT	19,250	576
Killam Properties Inc.	35,314	460
Morguard Corp.	4,319	394
^ Morguard REIT	20,617	373
Northern Property REIT	11,041	366
^ Brookfield Canada Office Properties	9,325	266
Dundee International REIT	24,286	260
Crombie REIT	15,974	239
NorthWest Healthcare Properties REIT	13,347	179
^ InnVest REIT	31,038	160
* Mainstreet Equity Corp.	4,425	140
Melcor Developments Ltd.	8,360	132
		19,746
Chile (0.2%)
Parque Arauco SA	360,939	684

China (7.1%)
China Overseas Land & Investment Ltd.	2,742,550	6,442
China Resources Land Ltd.	1,441,127	2,903
Country Garden Holdings Co. Ltd.	4,371,908	1,642
^ Evergrande Real Estate Group Ltd.	3,485,921	1,610
^ Shimao Property Holdings Ltd.	981,164	1,398
^ Longfor Properties Co. Ltd.	893,617	1,309
Sino-Ocean Land Holdings Ltd.	2,532,891	1,229
China Vanke Co. Ltd. Class B	937,681	1,200
^ Agile Property Holdings Ltd.	916,586	1,082
Soho China Ltd.	1,324,045	981
^ Guangzhou R&F Properties Co. Ltd.	720,609	913
Yuexiu Property Co. Ltd.	3,648,241	822
New World China Land Ltd.	2,089,102	799
Shui On Land Ltd.	1,901,529	780
Franshion Properties China Ltd.	2,424,054	746
KWG Property Holding Ltd.	924,158	507
^ Greentown China Holdings Ltd.	454,237	478
China Overseas Grand Oceans Group Ltd.	500,936	452
Sunac China Holdings Ltd.	1,043,989	438

	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	368,900	358
	Tian An China Investment	651,761	335
	Shenzhen Investment Ltd.	1,438,077	330
^,* Hopson Development Holdings Ltd.		445,710	285
^,* Glorious Property Holdings Ltd.		1,849,036	274
	Jiangsu Future Land Co. Ltd. Class B	449,150	268
*	Kaisa Group Holdings Ltd.	1,387,671	250
	Beijing Capital Land Ltd.	759,034	232
^,* Renhe Commercial Holdings Co. Ltd.		5,660,323	231
^	Yuexiu REIT	466,516	218
	China SCE Property Holdings Ltd.	937,805	217
	China Merchants Property Development Co. Ltd. Class B	107,100	202
	China South City Holdings Ltd.	1,279,111	192
	Mingfa Group International Co. Ltd.	694,363	178
*	Shanghai Industrial Urban Development Group Ltd.	942,799	161
	Powerlong Real Estate Holdings Ltd.	925,139	160
	Silver Grant International	964,216	155
	Fantasia Holdings Group Co. Ltd.	1,217,943	123
*	China Properties Group Ltd.	362,524	120
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	190,142	118
	Lai Fung Holdings Ltd.	6,229,292	117
	Yuzhou Properties Co.	456,785	107
	Tomson Group Ltd.	467,388	102
	China Aoyuan Property Group Ltd.	768,707	100
	Beijing North Star Co. Ltd.	504,130	90
*	SRE Group Ltd.	2,250,986	89
*	Sinolink Worldwide Holdings Ltd.	1,262,643	81
*	Zhuguang Holdings Group Co. Ltd.	760,405	66
			30,890
Denmark (0.0%)
	Jeudan A/S	1,392	105
*	TK Development	30,674	76
			181
Egypt (0.2%)
*	Talaat Moustafa Group	718,326	474
*	Amer Group Holding	2,173,521	235
*	Six of October Development & Investment	46,067	127
*	Palm Hills Developments SAE	333,219	109
*	Medinet Nasr Housing	34,401	90
			1,035
Finland (0.3%)
	Sponda Oyj	169,381	680
	Citycon Oyj	107,732	326
	Technopolis Oyj	55,613	227
			1,233
France (5.0%)
	Unibail-Rodamco SE	65,199	12,502
	Klepierre	70,202	2,283
	Fonciere Des Regions	29,355	2,118
	Gecina SA	18,795	1,721
	ICADE	16,275	1,245
	Mercialys SA	32,109	633
	Societe Immobiliere de Location pour l'Industrie et le Commerce	6,009	590
	ANF Immobilier	8,289	347
	Societe de la Tour Eiffel	3,943	212

Altarea	1,109	164
		21,815
Germany (1.5%)
Deutsche Wohnen AG	104,180	1,735
Deutsche Euroshop AG	30,956	1,135
GSW Immobilien AG	21,469	790
TAG Immobilien AG	67,581	651
* GAGFAH SA	55,886	572
Alstria Office REIT-AG	43,551	485
Hamborner REIT AG	33,720	284
* IVG Immobilien AG	97,741	226
DIC Asset AG	18,832	157
* Patrizia Immobilien AG	22,803	139
Prime Office REIT-AG	26,749	115
* Colonia Real Estate AG	15,673	63
		6,352
Greece (0.0%)
Eurobank Properties Real Estate Investment Co.	9,799	49

Hong Kong (15.1%)
Sun Hung Kai Properties Ltd.	1,092,441	13,570
Cheung Kong Holdings Ltd.	997,375	13,049
Link REIT	1,611,089	7,048
Hang Lung Properties Ltd.	1,432,691	5,062
Hongkong Land Holdings Ltd.	836,212	4,990
Sino Land Co. Ltd.	2,482,605	4,218
Henderson Land Development Co. Ltd.	661,375	3,833
Hang Lung Group Ltd.	525,413	3,392
Kerry Properties Ltd.	542,654	2,481
Wheelock & Co. Ltd.	588,652	2,301
Hysan Development Co. Ltd.	437,422	1,842
Champion REIT	1,844,969	809
Great Eagle Holdings Ltd.	191,697	484
^ Chinese Estates Holdings Ltd.	334,952	387
Sunlight REIT	902,400	332
K Wah International Holdings Ltd.	790,338	287
Kowloon Development Co. Ltd.	224,414	218
Prosperity REIT	828,649	210
HKR International Ltd.	483,682	178
TAI Cheung Holdings	231,131	161
Emperor International Holdings	717,832	146
Far East Consortium International Ltd.	773,343	140
* Lai Sun Development	7,673,302	138
Regal REIT	555,815	134
CSI Properties Ltd.	2,598,348	119
Liu Chong Hing Investment	118,485	115
Soundwill Holdings Ltd.	64,000	94
		65,738
India (0.5%)
* DLF Ltd.	289,595	1,082
* Unitech Ltd.	898,682	349
Oberoi Realty Ltd.	49,456	205
Indiabulls Real Estate Ltd.	158,911	158
Godrej Properties Ltd.	13,681	125
* Prestige Estates Projects Ltd.	55,823	112
Sobha Developers Ltd.	14,692	92

* Parsvnath Developers Ltd.	100,844	71
Sunteck Realty Ltd.	9,910	63
* DB Realty Ltd.	41,859	58
* Indiabulls Infrastructure and Power Ltd.	275,288	22
		2,337
Indonesia (1.0%)
Lippo Karawaci Tbk PT	13,715,000	1,286
Bumi Serpong Damai PT	5,025,527	606
Summarecon Agung Tbk PT	3,216,000	548
Ciputra Development Tbk PT	6,840,500	467
Alam Sutera Realty Tbk PT	6,584,297	319
* Sentul City Tbk PT	11,371,000	262
* Kawasan Industri Jababeka Tbk PT	12,775,180	245
* Bakrieland Development Tbk PT	26,541,500	170
Agung Podomoro Land Tbk PT	4,352,000	158
Ciputra Property Tbk PT	1,886,596	125
Intiland Development Tbk PT	3,507,551	125
		4,311
Israel (0.5%)
Azrieli Group	22,817	487
Gazit-Globe Ltd.	49,338	460
Alony Hetz Properties & Investments Ltd.	50,926	202
Norstar Holdings Inc.	9,311	147
Melisron Ltd.	9,129	139
Amot Investments Ltd.	61,667	126
* Nitsba Holdings 1995 Ltd.	18,348	122
Reit 1 Ltd.	63,215	107
* Airport City Ltd.	19,300	75
* Industrial Buildings Corp.	47,844	55
* Africa Israel Properties Ltd.	8,353	54
* Jerusalem Economy Ltd.	12,814	51
* AL-ROV Israel Ltd.	2,790	45
* Elbit Imaging Ltd.	7,260	20
		2,090
Italy (0.1%)
Beni Stabili SPA	579,244	264
Immobiliare Grande Distribuzione	145,242	137
* Prelios SPA	447,766	55
		456
Japan (18.8%)
Mitsubishi Estate Co. Ltd.	881,353	15,786
Mitsui Fudosan Co. Ltd.	593,057	11,427
Sumitomo Realty & Development Co. Ltd.	309,576	7,703
Daito Trust Construction Co. Ltd.	57,300	5,507
Daiwa House Industry Co. Ltd.	379,674	5,394
Nippon Building Fund Inc.	413	4,007
Japan Real Estate Investment Corp.	389	3,671
Japan Retail Fund Investment Corp.	1,243	2,079
United Urban Investment Corp. Class A	1,506	1,634
Advance Residence Investment Corp.	789	1,540
Tokyu Land Corp.	297,056	1,498
Aeon Mall Co. Ltd.	54,612	1,306
Nomura Real Estate Holdings Inc.	67,129	1,240
Frontier Real Estate Investment Corp.	144	1,174
^ Japan Prime Realty Investment Corp.	447	1,162
Nomura Real Estate Office Fund Inc. Class A	194	1,116

* Tokyo Tatemono Co. Ltd.	291,166	1,073
Mori Trust Sogo Reit Inc.	118	988
Japan Logistics Fund Inc.	105	926
Hulic Co. Ltd.	175,532	919
Orix JREIT Inc.	193	867
Nippon Accommodations Fund Inc. Class A	123	829
^ Daiwahouse Residential Investment Corp.	96	671
NTT Urban Development Corp.	739	596
Japan Excellent Inc.	118	580
Industrial & Infrastructure Fund Investment Corp.	85	557
Kenedix Realty Investment Corp. Class A	172	551
Tokyu REIT Inc.	105	508
Fukuoka REIT Co. Class A	70	494
Nomura Real Estate Residential Fund Inc.	93	492
Mori Hills REIT Investment Corp.	115	484
Top REIT Inc.	101	463
Daiwa Office Investment Corp. Class A	163	441
Premier Investment Corp.	115	403
Global One Real Estate Investment Corp.	62	390
* Leopalace21 Corp.	101,950	341
Heiwa Real Estate Co. Ltd.	128,161	299
Japan Hotel REIT Investment Corp.	1,114	297
Sekisui House SI Investment Co. Class A	64	278
Japan Rental Housing Investments Inc. Class A	530	263
MID Reit Inc.	104	255
Hankyu Reit Inc. Class A	56	254
TOC Co. Ltd.	46,529	246
Daibiru Corp.	33,857	236
Heiwa Real Estate REIT Inc. Class A	355	212
Takara Leben Co. Ltd.	17,979	164
Starts Proceed Investment Corp. Class A	90	126
Iida Home Max	13,344	121
Tokyo Theatres Co. Inc.	73,017	97
Able & Partners Inc.	1,000	7
		81,672
Malaysia (1.0%)
IGB Corp. Bhd.	777,487	680
Sunway REIT	1,205,634	550
* UEM Land Holdings Bhd.	805,965	510
UOA Development Bhd.	864,700	471
KLCC Property Holdings Bhd.	236,500	384
* Sunway Bhd.	447,720	322
SP Setia Bhd.	274,100	317
CapitaMalls Malaysia Trust	525,700	277
Bandar Raya Developments Bhd.	294,000	252
IJM Land Bhd.	267,141	213
Mah Sing Group Bhd.	265,643	189
Paramount Corp. Bhd.	170,000	87
* YTL Land & Development Bhd.	229,900	83
TA Global Bhd.	765,635	68
* Sunway Bhd. Warrants Exp. 08/17/2016	27,544	4
		4,407
Netherlands (1.3%)
Corio NV	66,259	2,927
Eurocommercial Properties NV	25,918	875
Wereldhave NV	15,526	815

Vastned Retail NV	13,396	509
Nieuwe Steen Investments NV	40,630	350
		5,476
New Zealand (0.5%)
Kiwi Income Property Trust	689,325	602
Goodman Property Trust	575,894	471
AMP NZ Office Ltd.	577,514	462
Argosy Property Ltd.	365,941	258
DNZ Property Fund Ltd.	181,867	224
Vital Healthcare Property Trust	203,435	202
		2,219
Norway (0.2%)
Norwegian Property ASA	360,199	505
Olav Thon Eindom A/S	2,064	285
		790
Philippines (1.3%)
Ayala Land Inc.	3,724,400	1,942
SM Prime Holdings Inc.	4,982,300	1,666
Robinsons Land Corp.	1,190,250	554
Megaworld Corp.	7,438,000	401
* Belle Corp.	2,844,000	341
Filinvest Land Inc.	6,488,000	211
SM Development Corp.	1,357,326	201
Vista Land & Lifescapes Inc.	1,895,000	199
		5,515
Poland (0.1%)
* Globe Trade Centre SA	165,482	308
* Echo Investment SA	197,364	210
		518
Russia (0.3%)
LSR Group GDR	138,448	616
* Etalon Group Ltd. GDR	84,466	538
		1,154
Singapore (8.2%)
CapitaLand Ltd.	1,830,299	4,386
City Developments Ltd.	333,090	3,119
CapitaMall Trust	1,950,034	3,065
Global Logistic Properties Ltd.	1,630,131	2,932
Ascendas REIT	1,299,521	2,365
Suntec REIT	1,600,127	1,854
UOL Group Ltd.	387,878	1,610
CapitaCommercial Trust	1,438,082	1,545
Keppel Land Ltd.	503,335	1,382
CapitaMalls Asia Ltd.	755,942	986
Mapletree Logistics Trust	1,021,129	831
Mapletree Industrial Trust	733,934	767
CDL Hospitality Trusts	457,402	753
Mapletree Commercial Trust	754,910	648
^ Fortune REIT	829,446	600
Starhill Global REIT	1,000,968	570
United Industrial Corp. Ltd.	257,188	547
Frasers Centrepoint Trust	353,341	510
* Yanlord Land Group Ltd.	468,204	454
Bukit Sembawang Estates Ltd.	113,650	428
Ascott Residence Trust	433,463	426

Cambridge Industrial Trust	875,409	421
K-REIT Asia	447,015	398
Parkway Life REIT	250,255	393
Cache Logistics Trust	436,405	387
^ Wing Tai Holdings Ltd.	323,413	366
CapitaRetail China Trust	293,855	339
Lippo Malls Indonesia Retail Trust	954,706	318
Singapore Land Ltd.	66,227	315
Frasers Commercial Trust	352,867	309
GuocoLand Ltd.	230,477	307
Wheelock Properties Singapore Ltd.	207,969	303
AIMS AMP Capital Industrial REIT	269,428	277
First REIT	332,754	254
Ascendas India Trust	385,666	240
Perennial China Retail Trust	484,815	190
Far East Orchard Ltd.	107,035	182
Sinarmas Land Ltd.	859,000	175
Ho Bee Investment Ltd.	166,903	166
Treasury China Trust	136,867	157
Fragrance Group Ltd.	345,775	138
Roxy-Pacific Holdings Ltd.	379,681	132
Saizen REIT	911,356	113
		35,658
South Africa (2.6%)
Growthpoint Properties Ltd.	874,640	2,683
Redefine Properties Ltd.	1,930,089	2,144
Capital Property Fund	1,147,774	1,496
Resilient Property Income Fund Ltd.	200,682	1,145
Fountainhead Property Trust	829,612	798
Hyprop Investments Ltd.	92,812	763
Acucap Properties Ltd.	107,890	614
SA Corporate Real Estate Fund Nominees Pty Ltd.	1,016,247	444
Emira Property Fund	266,326	421
Vukile Property Fund Ltd.	148,819	338
Sycom Property Fund	74,084	253
Premium Properties Ltd.	45,079	93
		11,192
Spain (0.0%)
* Inmobiliaria Colonial SA	53,199	64
* Realia Business SA	75,027	37
		101
Sweden (1.5%)
Castellum AB	120,820	1,619
Hufvudstaden AB Class A	84,028	1,021
Fabege AB	96,973	839
Wallenstam AB	77,678	831
Wihlborgs Fastigheter AB	49,234	713
Kungsleden AB	95,626	547
Klovern AB	65,173	234
* Fastighets AB Balder	42,267	194
Heba Fastighets AB Class B	19,283	173
Sagax AB	5,312	138
		6,309
Switzerland (1.8%)
Swiss Prime Site AG	38,901	3,257
PSP Swiss Property AG	24,713	2,219

Mobimo Holding AG	4,372	1,009
Allreal Holding AG	6,042	878
Intershop Holdings	806	269
		7,632
Taiwan (1.1%)
Ruentex Development Co. Ltd.	477,959	804
* Highwealth Construction Corp.	413,000	638
Cathay No 1 REIT	774,310	439
Cathay Real Estate Development Co. Ltd.	965,000	386
Prince Housing & Development Corp.	534,820	338
Huaku Development Co. Ltd.	164,554	338
Farglory Land Development Co. Ltd.	196,000	315
Radium Life Tech Co. Ltd.	404,050	252
* Taiwan Land Development Corp.	453,024	174
* Shining Building Business Co. Ltd.	204,650	172
Hung Sheng Construction Co. Ltd.	344,000	171
KEE TAI Properties Co. Ltd.	293,869	147
Hung Poo Real Estate Development Corp.	167,194	135
King's Town Construction Co. Ltd.	122,240	102
* Kuoyang Construction Co. Ltd.	253,000	96
Howarm Construction Co. Ltd.	78,390	63
		4,570
Thailand (0.7%)
* Central Pattana PCL	464,300	719
* Land and Houses PCL	2,162,500	533
* Hemaraj Land and Development PCL	3,443,178	325
Supalai PCL	447,705	255
* Amata Corp. PCL	348,700	189
* MBK PCL	52,812	157
* Bangkokland PCL	5,825,900	155
Ticon Industrial Connection PCL	262,488	111
SC Asset Corp. PCL	220,652	106
Siam Future Development PCL	371,950	92
* Sansiri PCL (Local)	1,174,700	89
Sansiri PCL (Foreign)	901,132	69
* Rojana Industrial Park PCL	225,600	61
Rojana Industrial Park PCL (Foreign)	168,270	46
* Rojana Industrial Park PCL Warrants Exp. 07/18/2016	57,123	8
		2,915
Turkey (0.1%)
Akmerkez Gayrimenkul Yatirim Ortakligi AS	20,266	219
Is Gayrimenkul Yatirim Ortakligi AS	231,728	151
Torunlar Gayrimenkul Yatirim Ortakligi AS	44,494	142
Sinpas Gayrimenkul Yatirim Ortakligi AS	151,524	104
		616
United Kingdom (7.1%)
Land Securities Group plc	557,211	6,883
British Land Co. plc	635,307	5,309
Hammerson plc	505,198	3,655
Capital Shopping Centres Group plc	428,255	2,155
Segro plc	529,049	1,955
Derwent London plc	58,477	1,782
Shaftesbury plc	179,106	1,525
Great Portland Estates plc	221,975	1,491
Capital & Counties Properties plc	422,262	1,386
London & Stamford Property plc	383,349	690

Hansteen Holdings plc		452,652	507
Grainger plc		300,518	424
Big Yellow Group plc		83,502	408
Raven Russia Ltd.		413,932	398
Unite Group plc		111,171	369
ST Modwen Properties plc		112,006	311
Workspace Group plc		77,881	304
Primary Health Properties plc		51,322	265
Helical Bar plc		77,965	241
Development Securities plc		85,288	191
Metric Property Investments plc		131,005	174
Safestore Holdings plc		102,674	162
Schroder REIT Ltd.		279,649	162
* CLS Holdings plc		14,090	146
			30,893
Total Common Stocks (Cost $429,859)			433,724
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (3.9%)
Money Market Fund (3.9%)
[1,2] Vanguard Market Liquidity Fund (Cost $17,052)	0.155%	17,052,000	17,052

Total Investments (103.8%) (Cost $446,911)			450,776
Other Assets and Liabilities-Net (-3.8%)[2]			(16,705)
Net Assets (100%)			434,071

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $15,936,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $17,051,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the

Global ex-U.S. Real Estate Index Fund

securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,525	404,199	—
Temporary Cash Investments	17,052	—	—
Total	46,577	404,199	—

D. At July 31, 2012, the cost of investment securities for tax purposes was $448,225,000. Net unrealized appreciation of investment securities for tax purposes was $2,551,000, consisting of unrealized gains of $27,293,000 on securities that had risen in value since their purchase and $24,742,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 21, 2012

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.